UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser M&I Investment Management Corp. 111 East Kilbourn Avenue Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2011

• Marshall Large-Cap Value Fund

• Marshall
Large-Cap Growth Fund

• Marshall Large-Cap Focus Fund

• Marshall Mid-Cap
Value Fund

• Marshall Mid-Cap Growth Fund

• Marshall
Small-Cap Growth Fund

• Marshall International Stock Fund

• Marshall
Emerging Markets Equity Fund

• Marshall Ultra
Short Tax-Free Fund

• Marshall Short-Term Income Fund

• Marshall
Short-Intermediate Bond Fund

• Marshall Intermediate Tax-Free Fund

• Marshall
Government Income Fund

• Marshall Corporate Income Fund

• Marshall
Aggregate Bond Fund

• Marshall Core Plus Bond Fund

• Marshall Government Money Market Fund

• Marshall
Tax-Free Money Market Fund

• Marshall Prime Money Market Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Expense Example
(Unaudited)

For the Six Months Ended February 28, 2011

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entrie six month period ended February 28,
2011 (9/1/10-2/28/11).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Investor

Institutional

Fund

Beginning account value 9/1/10

Ending account value 2/28/11

Annualized Expense Ratio(1)

Expenses paid during period 9/1/10- 2/28/11(1)

Beginning account value 9/1/10

Ending account value 2/28/11

Annualized Expense Ratio(1)

Expenses paid during period 9/1/10- 2/28/11(1)

Large-Cap Value Fund

Actual

$
1,000.00

$
1,271.80

1.24
%

$
6.98

$
1,000.00

$
1,272.90

0.99
%

$
5.57

Hypothetical (5% return before expenses)

1,000.00

1,018.86

1.24

6.20

1,000.00

1,020.10

0.99

4.95

Large-Cap Growth Fund

Actual

1,000.00

1,330.20

1.24

7.15

1,000.00

1,331.40

0.99

5.71

Hypothetical (5% return before expenses)

1,000.00

1,018.87

1.24

6.19

1,000.00

1,020.10

0.99

4.95

Large-Cap Focus Fund

Actual

1,000.00

1,268.60

0.90

5.07

1,000.00

1,271.30

0.65

3.66

Hypothetical (5% return before expenses)

1,000.00

1,020.53

0.90

4.51

1,000.00

1,021.78

0.65

3.26

Mid-Cap Value Fund

Actual

1,000.00

1,317.60

1.24

7.11

1,000.00

1,319.90

0.99

5.68

Hypothetical (5% return before expenses)

1,000.00

1,018.87

1.24

6.19

1,000.00

1,020.10

0.99

4.95

Mid-Cap Growth Fund

Actual

1,000.00

1,399.40

1.23

7.31

1,000.00

1,401.40

0.98

5.84

Hypothetical (5% return before expenses)

1,000.00

1,018.90

1.23

6.15

1,000.00

1,020.14

0.98

4.91

Small-Cap Growth Fund

Actual

1,000.00

1,459.00

1.43

8.73

1,000.00

1,460.30

1.18

7.22

Hypothetical (5% return before expenses)

1,000.00

1,017.90

1.43

7.17

1,000.00

1,019.13

1.18

5.93

International Stock Fund

Actual

1,000.00

1,250.20

1.45

8.09

1,000.00

1,250.80

1.20

6.70

Hypothetical (5% return before expenses)

1,000.00

1,017.81

1.45

7.25

1,000.00

1,019.05

1.20

6.01

Emerging Markets Equity Fund

Actual

1,000.00

1,135.20

1.50

7.94

1,000.00

1,135.60

1.25

6.62

Hypothetical (5% return before expenses)

1,000.00

1,017.56

1.50

7.50

1,000.00

1,018.80

1.25

6.26

Expense Example (Unaudited)
(continued)

Investor

Institutional

Fund

Beginning account value 9/1/10

Ending account value 2/28/11

Annualized Expense Ratio(1)

Expenses paid during period 9/1/10- 2/28/11(1)

Beginning account value 9/1/10

Ending account value 2/28/11

Annualized Expense Ratio(1)

Expenses paid during period 9/1/10- 2/28/11(1)

Ultra Short Tax-Free Fund

Actual

$
1,000.00

$
1,003.80

0.55
%

$
2.73

$
1,000.00

$
1,004.10

0.30
%

$
1.49

Hypothetical (5% return before expenses)

1,000.00

1,022.27

0.55

2.76

1,000.00

1,023.51

0.30

1.51

Short-Term Income Fund

Actual

1,000.00

1,018.40

0.60

3.00

1,000.00

1,019.60

0.35

1.75

Hypothetical (5% return before expenses)

1,000.00

1,022.02

0.60

3.01

1,000.00

1,023.26

0.35

1.76

Short-Intermediate Bond Fund

Actual

1,000.00

1,005.80

0.80

3.98

1,000.00

1,006.00

0.55

2.74

Hypothetical (5% return before expenses)

1,000.00

1,021.03

0.80

4.01

1,000.00

1,022.27

0.55

2.76

Intermediate Tax-Free Fund

Actual

1,000.00

975.00

0.55

2.69

1,000.00

1,008.20

0.50
(2)

0.87

Hypothetical (5% return before expenses)

1,000.00

1,022.27

0.55

2.76

1,000.00

1,024.14

0.50
(2)

0.87

Government Income Fund

Actual

1,000.00

1,006.10

0.80

3.99

1,000.00

1,007.30

0.55

2.74

Hypothetical (5% return before expenses)

1,000.00

1,021.02

0.80

4.02

1,000.00

1,022.27

0.55

2.76

Corporate Income Fund

Actual

1,000.00

1,021.20

0.80

4.01

1,000.00

1,022.50

0.55

2.76

Hypothetical (5% return before expenses)

1,000.00

1,021.03

0.80

4.01

1,000.00

1,022.27

0.55

2.76

Aggregate Bond Fund

Actual

1,000.00

996.30

0.80

3.95

1,000.00

998.40

0.55

2.72

Hypothetical (5% return before expenses)

1,000.00

1,021.04

0.80

4.00

1,000.00

1,022.28

0.55

2.75

Core Plus Bond Fund

Actual

1,000.00

1,017.70

0.80

4.00

1,000.00

1,019.00

0.55

2.75

Hypothetical (5% return before expenses)

1,000.00

1,021.04

0.80

4.01

1,000.00

1,022.28

0.55

2.76

Government Money Market Fund

Actual

1,000.00

1,000.00

0.26

1.28

1,000.00

1,000.30

0.20

0.99

Hypothetical (5% return before expenses)

1,000.00

1,023.72

0.26

1.29

1,000.00

1,024.01

0.20

1.00

Tax-Free Money Market Fund

Actual

1,000.00

1,000.40

0.45

2.23

1,000.00

1,001.70

0.20

0.99

Hypothetical (5% return before expenses)

1,000.00

1,022.77

0.45

2.26

1,000.00

1,024.01

0.20

1.00

Prime Money Market Fund

Actual

1,000.00

1,000.10

0.42

2.10

1,000.00

1,001.20

0.20

0.99

Hypothetical (5% return before expenses)

1,000.00

1,022.90

0.42

2.13

1,000.00

1,024.01

0.20

1.00

Advisor

Fund

Beginning account value 9/1/10

Ending account value 2/28/11

Annualized Expense Ratio(1)

Expenses paid during period 9/1/10- 2/28/11(1)

Prime Money Market Fund

Actual

$
1,000.00

$
1,000.00

0.43
%

$
2.12

Hypothetical (5% return before expenses)

1,000.00

1,022.88

0.43

2.14

(1)
Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2010 through February 28, 2011, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)
The Intermediate Tax-Free Fund Institutional class commenced operations on December 28, 2010. The Fund’s Institutional class expense ratio is multiplied by
63/365 (to reflect the partial period).

February 28, 2011 (Unaudited)

Schedules of Investments

Large-Cap Value Fund

Description

Shares

Value

Common Stocks — 98.1%

Consumer Discretionary — 10.3%

Apparel Retail — 0.7%

Limited Brands, Inc.

39,065

$ 1,250,861

Auto Parts & Equipment — 0.9%

Johnson Controls, Inc.

37,385

1,525,308

Automobile Manufacturers — 0.9%

Ford Motor Co. (2)

110,895

1,668,970

Broadcasting — 1.3%

CBS Corp., Class B

100,540

2,398,884

Cable & Satellite — 2.0%

DISH Network Corp., Class A (2)

56,205

1,306,766

Time Warner Cable, Inc.

32,415

2,339,715

3,646,481

Department Stores — 0.6%

Macy’s, Inc.

47,400

1,132,860

General Merchandise Stores — 0.9%

Target Corp.

30,685

1,612,497

Hotels, Resorts & Cruise Lines — 1.0%

Royal Caribbean Cruises, Ltd. (1)(2)

40,940

1,792,763

Movies & Entertainment — 1.2%

News Corp., Class A

123,680

2,148,322

Restaurants — 0.8%

Darden Restaurants, Inc. (1)

29,840

1,406,359

Total Consumer Discretionary

18,583,305

Consumer Staples — 6.1%

Agricultural Products — 1.1%

Archer-Daniels-Midland Co.

53,850

2,002,143

Brewers — 0.6%

Molson Coors Brewing Co., Class B

23,915

1,093,633

Hypermarkets & Super Centers — 0.9%

Wal-Mart Stores, Inc. (1)

32,855

1,707,803

Soft Drinks — 0.9%

Coca-Cola Co.

25,015

1,598,959

Tobacco — 2.6%

Altria Group, Inc. (1)

67,135

1,703,215

Philip Morris International, Inc.

47,535

2,984,247

4,687,462

Total Consumer Staples

11,090,000

Energy — 15.2%

Integrated Oil & Gas — 9.0%

Chevron Corp. (1)

46,005

4,773,019

ConocoPhillips

76,640

5,967,957

Hess Corp.

29,215

2,542,581

Marathon Oil Corp.

59,530

2,952,688

16,236,245

Oil & Gas-Equipment & Services — 2.7%

Halliburton Co.

77,250

3,626,115

National Oilwell Varco, Inc.

15,155

1,205,883

4,831,998

Oil & Gas-Exploration & Production — 3.5%

Anadarko Petroleum Corp.

33,590

2,748,670

Apache Corp.

15,385

1,917,279

Description

Shares

Value

Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration & Production (continued)

Cimarex Energy Co. (1)

14,200

$ 1,649,046

6,314,995

Total Energy

27,383,238

Financials — 24.9%

Asset Management & Custody Banks — 2.4%

Ameriprise Financial, Inc.

29,505

1,868,257

BlackRock, Inc.

12,155

2,479,498

4,347,755

Consumer Finance — 3.4%

Capital One Financial Corp. (1)

57,115

2,842,613

Discover Financial Services

152,485

3,316,549

6,159,162

Diversified Banks — 3.0%

U.S. Bancorp

59,545

1,651,183

Wells Fargo & Co.

113,330

3,656,026

5,307,209

Investment Banking & Brokerage — 1.4%

Goldman Sachs Group, Inc.

15,085

2,470,621

Life & Health Insurance — 3.9%

MetLife, Inc.

59,315

2,809,158

Prudential Financial, Inc.

65,050

4,282,242

7,091,400

Other Diversified Financial Services — 5.0%

Citigroup, Inc. (2)

685,290

3,207,157

JPMorgan Chase & Co.

124,670

5,820,843

9,028,000

Property & Casualty Insurance — 1.4%

ACE Ltd.

40,365

2,553,086

Regional Banks — 3.2%

CIT Group, Inc. (2)

31,790

1,377,143

Fifth Third Bancorp

106,040

1,548,184

PNC Financial Services Group, Inc. (1)

45,470

2,805,499

5,730,826

Specialized Finance — 0.6%

CME Group, Inc.

3,250

1,011,660

Specialized REIT’s — 0.6%

Public Storage (1)

9,660

1,084,335

Total Financials

44,784,054

Healthcare — 10.8%

Biotechnology — 0.6%

Gilead Sciences, Inc. (2)

27,890

1,087,152

Healthcare Distributors — 2.1%

AmerisourceBergen Corp. (1)

72,110

2,733,690

Cardinal Health, Inc.

27,310

1,137,188

3,870,878

Healthcare Facilities — 0.8%

Community Health Systems, Inc. (2)

34,110

1,394,076

Healthcare Services — 1.0%

Medco Health Solutions, Inc. (2)

28,765

1,773,075

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc. (2)

22,715

1,267,951

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Value Fund (continued)

Description

Shares

Value

Common Stocks (continued)

Healthcare (continued)

Managed Healthcare — 2.3%

Humana, Inc. (1)(2)

31,555

$ 2,051,391

UnitedHealth Group, Inc.

47,935

2,041,072

4,092,463

Pharmaceuticals — 3.3%

Bristol-Myers Squibb Co.

72,140

1,861,933

Eli Lilly & Co.

31,550

1,090,368

Forest Laboratories, Inc. (2)

41,510

1,344,924

Johnson & Johnson

26,920

1,653,965

5,951,190

Total Healthcare

19,436,785

Industrials — 11.5%

Aerospace & Defense — 2.7%

General Dynamics Corp.

36,365

2,768,104

Honeywell International, Inc. (1)

22,145

1,282,417

Northrop Grumman Corp.

13,275

885,177

4,935,698

Airlines — 0.9%

Alaska Air Group, Inc. (2)

26,120

1,552,834

Construction & Engineering — 0.9%

KBR, Inc.

50,495

1,656,236

Construction & Farm Machinery & Heavy Trucks — 0.8%

Joy Global, Inc.

14,865

1,447,554

Electrical Components & Equipment — 1.1%

Emerson Electric Co.

31,485

1,878,395

Industrial Conglomerates — 2.8%

General Electric Co.

243,310

5,090,045

Industrial Machinery — 0.7%

Crane Co.

26,535

1,253,513

Railroads — 1.6%

CSX Corp.

38,840

2,899,795

Total Industrials

20,714,070

Information Technology — 7.3%

Communications Equipment — 0.7%

Harris Corp. (1)

27,835

1,298,781

Computer Hardware — 0.7%

Apple, Inc. (2)

3,510

1,239,767

Computer Storage & Peripherals — 2.0%

Lexmark International, Inc., Class A (1)(2)

21,175

794,698

SanDisk Corp. (2)

34,285

1,700,536

Western Digital Corp. (2)

37,720

1,153,477

3,648,711

Electronic Manufacturing Services — 0.8%

Jabil Circuit, Inc.

66,070

1,415,880

Semiconductor Equipment — 0.8%

Lam Research Corp. (2)

24,790

1,360,971

Semiconductors — 1.6%

Intel Corp.

79,070

1,697,633

Marvell Technology Group, Ltd. (2)

68,040

1,243,771

2,941,404

Description

Shares or Contracts

Value

Common Stocks (continued)

Information Technology (continued)

Systems Software — 0.7%

Oracle Corp.

40,475

$ 1,331,628

Total Information Technology

13,237,142

Materials — 5.2%

Diversified Chemicals — 2.4%

Ashland, Inc.

33,500

1,886,050

E.I. du Pont de Nemours & Co.

43,640

2,394,527

4,280,577

Diversified Metals & Mining — 1.0%

Freeport-McMoRan Copper & Gold, Inc.

34,760

1,840,542

Fertilizers & Agricultural Chemicals — 1.1%

Mosaic Co.

22,100

1,897,285

Paper Products — 0.7%

Domtar Corp.

14,770

1,290,898

Total Materials

9,309,302

Telecommunication Services — 2.3%

Integrated Telecommunication Services — 2.3%

AT&T, Inc.

82,940

2,353,837

Qwest Communications International, Inc.

252,515

1,722,152

Total Telecommunication Services

4,075,989

Utilities — 4.5%

Electric Utilities — 1.6%

Edison International

42,780

1,587,993

Entergy Corp.

17,760

1,264,512

2,852,505

Gas Utilities — 2.2%

ONEOK, Inc.

36,090

2,330,331

UGI Corp.

53,355

1,701,491

4,031,822

Multi-Utilities — 0.7%

CenterPoint Energy, Inc.

75,810

1,202,347

Total Utilities

8,086,674

Total Common Stocks (identified cost $131,891,451)

176,700,559

Purchased Call Options — 0.0%

Sara Lee Corp., Exercise Price: $18.00, 4/16/2011 (2)

624

20,280

Total Purchased Call Options (identified cost $67,392)

20,280

Short-Term Investments — 13.6%

Collateral Pool Investment for Securities on Loan — 12.5%

(See Note 2 of the Financial Statements)

22,462,573

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Large-Cap Value Fund
(continued)

Description

Principal Amount

Value

Short-Term Investments (continued)

Repurchase Agreement — 1.1%

  Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $1,929,067 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 3/21/2011, with a market value of $1,967,868 (at amortized cost)

$1,929,058

$ 1,929,058

Total Short-Term Investments (identified cost $24,391,631)

24,391,631

Total Investments — 111.7% (identified cost $156,350,474)

201,112,470

Other Assets and Liabilities — (11.7)%

(20,987,423
)

Total Net Assets — 100.0%

$180,125,047

Portfolio Sector
Allocations*

Sector

Fund

Consumer Discretionary

10.3%

Consumer Staples

6.1

Energy

15.2

Financials

24.9

Healthcare

10.8

Industrials

11.5

Information Technology

7.3

Materials

5.2

Telecommunication Services

2.3

Utilities

4.5

Purchased Call Options

0.0

Other Assets & Liabilities, Net

1.9

Total

100.0%

Large-Cap Growth Fund

Description

Shares

Value

Common Stocks — 97.9%

Consumer Discretionary — 14.8%

Auto Parts & Equipment — 1.5%

Johnson Controls, Inc.

76,000

$ 3,100,800

Automotive Retail — 1.5%

AutoZone, Inc. (2)

12,000

3,095,400

Cable & Satellite — 1.6%

DIRECTV Group, Inc., Class A (2)

75,000

3,447,750

Department Stores — 2.2%

Kohl’s Corp. (1)(2)

87,000

4,688,430

General Merchandise Stores — 2.0%

Dollar General Corp. (1)(2)

150,000

4,237,500

Description

Shares

Value

Common Stocks (continued)

Consumer Discretionary (continued)

Home Improvement Retail — 1.8%

Lowe’s Cos., Inc.

140,000

$ 3,663,800

Homefurnishing Retail — 2.0%

Bed Bath & Beyond, Inc. (1)(2)

85,000

4,092,750

Restaurants — 2.2%

McDonald’s Corp.

60,000

4,540,800

Total Consumer Discretionary

30,867,230

Consumer Staples — 6.8%

Soft Drinks — 3.3%

Coca-Cola Co.

65,500

4,186,760

PepsiCo, Inc.

44,000

2,790,480

6,977,240

Tobacco — 3.5%

Altria Group, Inc. (1)

95,000

2,410,150

Philip Morris International, Inc.

76,500

4,802,670

7,212,820

Total Consumer Staples

14,190,060

Energy — 11.4%

Oil & Gas-Equipment & Services — 11.4%

Cameron International Corp. (1)(2)

40,000

2,365,200

Dresser-Rand Group, Inc. (2)

80,000

3,942,400

Halliburton Co.

116,000

5,445,040

McDermott International, Inc. (2)

125,000

2,868,750

National Oilwell Varco, Inc.

65,000

5,172,050

Schlumberger, Ltd.

42,500

3,970,350

Total Energy

23,763,790

Financials — 7.4%

Asset Management & Custody Banks — 2.9%

Ameriprise Financial, Inc.

53,500

3,387,620

Invesco Ltd.

99,800

2,678,632

6,066,252

Diversified Banks — 1.6%

U.S. Bancorp (1)

120,000

3,327,600

Other Diversified Financial Services — 1.6%

JPMorgan Chase & Co.

70,000

3,268,300

Specialized Finance — 1.3%

IntercontinentalExchange, Inc. (2)

21,000

2,692,200

Total Financials

15,354,352

Healthcare — 8.2%

Biotechnology — 2.1%

Celgene Corp. (2)

81,500

4,327,650

Healthcare Equipment — 2.2%

Intuitive Surgical, Inc. (1)(2)

14,000

4,591,300

Healthcare Services — 2.6%

Express Scripts, Inc. (2)

36,200

2,035,164

Medco Health Solutions, Inc. (2)

55,200

3,402,528

5,437,692

Pharmaceuticals — 1.3%

Allergan, Inc.

38,000

2,818,460

Total Healthcare

17,175,102

Industrials — 14.3%

Aerospace & Defense — 1.9%

Boeing Co.

55,000

3,960,550

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth Fund (continued)

Description

Shares

Value

Common Stocks (continued)

Industrials (continued)

Air Freight & Logistics — 1.2%

FedEx Corp.

27,400

$ 2,466,548

Construction & Farm Machinery & Heavy Trucks — 2.3%

Caterpillar, Inc.

46,000

4,734,780

Electrical Components & Equipment — 1.7%

Emerson Electric Co.

60,000

3,579,600

Heavy Electrical Equipment — 1.3%

Babcock & Wilcox Co. (1)(2)

81,000

2,735,370

Human Resource & Employment Services — 1.4%

Manpower, Inc. (1)

46,400

2,946,400

Industrial Conglomerates — 1.6%

General Electric Co.

164,500

3,441,340

Industrial Machinery — 1.9%

Illinois Tool Works, Inc. (1)

74,200

4,014,220

Trucking — 1.0%

J.B. Hunt Transport Services, Inc. (1)

49,000

2,038,890

Total Industrials

29,917,698

Information Technology — 29.6%

Application Software — 1.6%

Adobe Systems, Inc. (1)(2)

100,000

3,450,000

Communications Equipment — 5.2%

Cisco Systems, Inc. (1)(2)

339,500

6,301,120

F5 Networks, Inc. (2)

38,000

4,484,380

10,785,500

Computer Hardware — 5.2%

Apple, Inc. (2)

31,000

10,949,510

Consulting & Other Services — 1.7%

Cognizant Technology Solutions Corp., Class A (2)

45,000

3,459,150

Data Processing & Outsourced Services — 3.4%

MasterCard, Inc., Class A

10,000

2,405,600

Visa, Inc. (1)

65,000

4,748,250

7,153,850

Electronic Equipment & Instruments — 1.9%

FLIR Systems, Inc. (1)

120,000

3,876,000

Internet Software & Services — 5.1%

Akamai Technologies, Inc. (2)

105,000

3,940,650

Google, Inc., Class A (2)

11,000

6,747,400

10,688,050

Semiconductors — 1.4%

ON Semiconductor Corp. (2)(4)

270,000

3,010,500

Systems Software — 4.1%

Microsoft Corp.

163,000

4,332,540

VMware, Inc., Class A (2)

50,000

4,182,500

8,515,040

Total Information Technology

61,887,600

Materials — 5.4%

Diversified Chemicals — 2.0%

E.I. du Pont de Nemours & Co.

77,800

4,268,886

Specialty Chemicals — 1.5%

Albemarle Corp.

54,600

3,142,776

Description

Shares or Principal Amount

Value

Common Stocks (continued)

Materials (continued)

Steel — 1.9%

Steel Dynamics, Inc.

212,900

$ 3,930,134

Total Materials

11,341,796

Total Common Stocks (identified cost $163,860,821)

204,497,628

Short-Term Investments — 18.8%

Collateral Pool Investment for Securities on Loan — 16.5%

(See Note 2 of the Financial Statements)

34,315,992

Repurchase Agreement — 2.3%

  Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $4,894,748 on 3/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 10/12/2012, with a market value of $4,993,359 (at amortized cost)

$4,894,726

4,894,726

Total Short-Term Investments (identified cost $39,210,718)

39,210,718

Total Investments — 116.7% (identified cost $203,071,539)

243,708,346

Other Assets and Liabilities — (16.7)%

(34,955,703
)

Total Net Assets — 100.0%

$208,752,643

Portfolio Sector
Allocations*

Sector

Fund

Consumer Discretionary

14.8%

Consumer Staples

6.8

Energy

11.4

Financials

7.4

Healthcare

8.2

Industrials

14.3

Information Technology

29.6

Materials

5.4

Other Assets & Liabilities, Net

2.1

Total

100.0%

Large-Cap Focus Fund

Description

Shares

Value

Common Stocks — 88.1%

Consumer Discretionary — 7.6%

Auto Parts & Equipment — 1.3%

Lear Corp. (1)(2)

8,200

$ 867,560

Department Stores — 1.4%

Kohl’s Corp. (2)

17,800

959,242

General Merchandise Stores — 1.6%

Target Corp.

20,100

1,056,255

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Large-Cap Focus Fund
(continued)

Description

Shares

Value

Common Stocks (continued)

Consumer Discretionary (continued)

Homefurnishing Retail — 1.2%

Bed Bath & Beyond, Inc. (2)

16,200

$ 780,030

Hotels, Resorts & Cruise Lines — 0.9%

Carnival Corp.

13,300

567,511

Household Appliances — 1.2%

Whirlpool Corp. (1)

9,400

775,500

Total Consumer Discretionary

5,006,098

Energy — 10.3%

Integrated Oil & Gas — 4.2%

Hess Corp. (4)

13,700

1,192,311

Occidental Petroleum Corp.

15,100

1,539,747

2,732,058

Oil & Gas-Equipment & Services — 5.0%

Cameron International Corp. (1)(2)

18,400

1,087,992

National Oilwell Varco, Inc. (1)

14,700

1,169,679

Schlumberger, Ltd.

11,100

1,036,962

3,294,633

Oil & Gas-Exploration & Production — 1.1%

Anadarko Petroleum Corp.

8,600

703,738

Total Energy

6,730,429

Financials — 9.8%

Asset Management & Custody Banks — 1.6%

Blackstone Group L.P.

60,000

1,068,000

Life & Health Insurance — 2.9%

Lincoln National Corp.

30,100

954,772

MetLife, Inc.

19,300

914,048

1,868,820

Multi-Line Insurance — 1.1%

Hartford Financial Services Group, Inc. (1)

23,700

701,520

Other Diversified Financial Services — 4.2%

Citigroup, Inc. (2)

201,400

942,552

JPMorgan Chase & Co.

38,600

1,802,234

2,744,786

Total Financials

6,383,126

Industrials — 15.0%

Aerospace & Defense — 1.5%

Spirit Aerosystems Holdings, Inc., Class A (2)

38,000

987,620

Air Freight & Logistics — 1.5%

FedEx Corp.

10,800

972,216

Airlines — 1.2%

U.S. Airways Group, Inc. (1)(2)

91,400

786,954

Construction & Farm Machinery & Heavy Trucks — 3.6%

Caterpillar, Inc.

8,800

905,784

Deere & Co.

16,400

1,478,460

2,384,244

Industrial Conglomerates — 1.4%

Tyco International, Ltd.

20,400

924,936

Industrial Machinery — 3.8%

Eaton Corp.

13,800

1,528,764

Kennametal, Inc.

24,400

938,424

2,467,188

Description

Shares

Value

Common Stocks (continued)

Industrials (continued)

Railroads — 2.0%

CSX Corp. (1)

17,500

$ 1,306,550

Total Industrials

9,829,708

Information Technology — 36.7%

Communications Equipment — 3.2%

Cisco Systems, Inc. (1)(2)

24,400

452,864

QUALCOMM, Inc.

27,900

1,662,282

2,115,146

Computer Hardware — 6.0%

Apple, Inc. (2)

7,700

2,719,717

Hewlett-Packard Co.

27,600

1,204,188

3,923,905

Computer Storage & Peripherals — 4.7%

EMC Corp. (1)(2)

92,500

2,516,925

Western Digital Corp. (2)

18,200

556,556

3,073,481

Consulting & Other Services — 2.3%

International Business Machines Corp.

9,400

1,521,672

Electronic Components — 1.5%

Corning, Inc.

41,000

945,460

Electronic Manufacturing Services — 1.5%

Flextronics International, Ltd. (2)

123,500

999,115

Internet Software & Services — 2.5%

Google, Inc., Class A (2)

2,700

1,656,180

Semiconductor Equipment — 3.4%

Novellus Systems, Inc. (1)(2)

27,500

1,098,900

Teradyne, Inc. (1)(2)

59,900

1,115,937

2,214,837

Semiconductors — 5.5%

Broadcom Corp., Class A

17,600

725,472

Intel Corp.

66,300

1,423,461

Micron Technology, Inc. (1)(2)

71,800

799,134

PMC—Sierra, Inc. (2)

83,700

661,230

3,609,297

Systems Software — 4.4%

Microsoft Corp.

58,400

1,552,272

Oracle Corp.

39,600

1,302,840

2,855,112

Technology Distributors — 1.7%

Arrow Electronics, Inc. (2)

28,300

1,109,360

Total Information Technology

24,023,565

Materials — 8.7%

Commodity Chemicals — 1.3%

Celanese Corp.

20,000

829,000

Diversified Chemicals — 2.1%

Dow Chemical Co. (1)

37,400

1,389,784

Diversified Metals & Mining — 1.5%

Freeport-McMoRan Copper & Gold, Inc.

18,800

995,460

Fertilizers & Agricultural Chemicals — 1.4%

Agrium, Inc.

9,900

941,292

Metal & Glass Containers — 1.2%

Owens-Illinois, Inc. (2)

24,900

759,201

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Focus Fund (continued)

Description

Shares or Principal Amount

Value

Common Stocks (continued)

Materials (continued)

Specialty Chemicals — 1.2%

Lubrizol Corp.

7,100

$ 772,977

Total Materials

5,687,714

Total Common Stocks (identified cost $49,404,033)

57,660,640

Short-Term Investments — 24.4%

Collateral Pool Investment for Securities on Loan — 13.2%

(See Note 2 of the Financial Statements)

8,638,232

Repurchase Agreement — 11.2%

  Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $7,354,218 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 12/21/2015, with a market value of $7,501,409 (at amortized cost)

$7,354,185

7,354,185

Total Short-Term Investments (identified cost $15,992,417)

15,992,417

Total Investments — 112.5% (identified cost $65,396,450)

73,653,057

Other Assets and Liabilities — (12.5)%

(8,211,843
)

Total Net Assets — 100.0%

$65,441,214

Portfolio Sector
Allocations*

Sector

Fund

Consumer Discretionary

7.6%

Energy

10.3

Financials

9.8

Industrials

15.0

Information Technology

36.7

Materials

8.7

Other Assets & Liabilities, Net

11.9

Total

100.0%

Mid-Cap Value Fund

Description

Shares

Value

Common Stocks — 95.7%

Consumer Discretionary — 12.6%

Advertising — 1.4%

Interpublic Group of Cos., Inc. (2)

307,100

$ 4,053,720

Apparel Retail — 1.3%

Limited Brands, Inc.

120,800

3,868,016

Cable & Satellite — 1.3%

Liberty Global, Inc. (1)(2)

87,956

3,702,948

Description

Shares

Value

Common Stocks (continued)

Consumer Discretionary (continued)

Catalog Retail — 1.7%

Liberty Media Corp.— Interactive (2)

307,100

$ 4,932,026

Department Stores — 1.4%

Kohl’s Corp. (2)

78,100

4,208,809

Household Appliances — 1.5%

Whirlpool Corp.

55,200

4,554,000

Internet Retail — 1.3%

Expedia, Inc.

189,900

3,771,414

Leisure Products — 1.5%

Mattel, Inc.

170,200

4,265,212

Specialty Stores — 1.2%

Staples, Inc.

165,400

3,523,020

Total Consumer Discretionary

36,879,165

Consumer Staples — 4.0%

Food Retail — 2.7%

Kroger Co.

189,800

4,346,420

Safeway, Inc. (1)

167,300

3,650,486

7,996,906

Packaged Foods & Meats — 1.3%

ConAgra Foods, Inc.

159,100

3,684,756

Total Consumer Staples

11,681,662

Energy — 12.3%

Oil & Gas-Drilling — 3.3%

Helmerich & Payne, Inc. (1)

61,000

3,964,390

Noble Corp. (1)

126,100

5,637,931

9,602,321

Oil & Gas-Equipment & Services — 1.6%

Oil States International, Inc. (1)(2)

26,000

1,892,540

Tidewater, Inc.

44,300

2,755,903

4,648,443

Oil & Gas-Exploration & Production — 7.4%

EQT Corp. (1)

110,900

5,467,370

Noble Energy, Inc.

38,800

3,595,208

Plains Exploration & Production Co. (1)(2)

132,800

5,201,776

QEP Resources, Inc.

104,300

4,125,065

SandRidge Energy, Inc. (2)(4)

312,000

3,372,720

21,762,139

Total Energy

36,012,903

Financials — 21.5%

Asset Management & Custody Banks — 4.7%

Affiliated Managers Group, Inc. (1)(2)

47,900

5,113,325

Ameriprise Financial, Inc.

70,200

4,445,064

Invesco Ltd.

157,600

4,229,984

13,788,373

Consumer Finance — 1.7%

Discover Financial Services

229,000

4,980,750

Diversified Banks — 1.1%

Comerica, Inc.

84,700

3,294,830

Investment Banking & Brokerage — 1.6%

TD Ameritrade Holding Corp. (1)

208,200

4,538,760

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Mid-Cap Value Fund
(continued)

Description

Shares

Value

Common Stocks (continued)

Financials (continued)

Life & Health Insurance — 3.0%

Lincoln National Corp. (1)

162,000

$ 5,138,640

Principal Financial Group, Inc. (1)

110,400

3,782,304

8,920,944

Office REIT’s — 1.2%

Mack-Cali Realty Corp.

104,600

3,550,124

Property & Casualty Insurance — 1.8%

Axis Capital Holdings, Ltd.

73,700

2,676,784

Hanover Insurance Group, Inc. (1)

55,900

2,597,673

5,274,457

Regional Banks — 3.0%

Fifth Third Bancorp (1)

344,110

5,024,006

Popular, Inc. (2)

1,111,900

3,613,675

8,637,681

Reinsurance — 2.5%

PartnerRe Ltd. (1)

35,500

2,815,150

Reinsurance Group of America, Inc.

74,700

4,511,133

7,326,283

Specialized REIT’s — 0.9%

Sovran Self Storage, Inc.

67,800

2,630,640

Total Financials

62,942,842

Healthcare — 7.4%

Healthcare Distributors — 1.7%

AmerisourceBergen Corp. (1)

129,600

4,913,136

Healthcare Facilities — 1.8%

Community Health Systems, Inc. (2)

128,750

5,262,012

Healthcare Services — 1.0%

DaVita, Inc. (2)

38,900

3,087,493

Life Sciences Tools & Services — 1.4%

Thermo Fisher Scientific, Inc. (2)

74,100

4,136,262

Managed Healthcare — 1.5%

CIGNA Corp.

102,900

4,329,003

Total Healthcare

21,727,906

Industrials — 13.2%

Aerospace & Defense — 1.6%

L-3 Communications Holdings, Inc.

59,300

4,701,897

Construction & Engineering — 1.6%

Jacobs Engineering Group, Inc. (2)

92,500

4,630,550

Construction & Farm Machinery & Heavy Trucks — 1.3%

Oshkosh Corp. (2)

109,700

3,912,999

Diversified Support Services — 1.1%

Cintas Corp. (1)

114,450

3,218,334

Electrical Components & Equipment — 1.2%

Thomas & Betts Corp. (2)

64,700

3,583,733

Description

Shares

Value

Common Stocks (continued)

Industrials (continued)

Environmental & Facilities Services — 1.1%

Republic Services, Inc.

109,000

$ 3,227,490

Human Resource & Employment Services — 1.5%

Manpower, Inc. (1)

71,100

4,514,850

Industrial Conglomerates — 1.5%

Carlisle Companies, Inc. (1)

100,400

4,318,204

Industrial Machinery — 1.2%

Eaton Corp.

30,600

3,389,868

Marine — 1.1%

Diana Shipping, Inc. (2)

254,900

3,176,054

Total Industrials

38,673,979

Information Technology — 12.1%

Communications Equipment — 2.4%

Arris Group, Inc. (1)(2)

265,000

3,498,000

InterDigital, Inc. (1)

76,700

3,657,056

7,155,056

Computer Storage & Peripherals — 2.4%

Lexmark International, Inc., Class A (1)(2)

81,000

3,039,930

Seagate Technology (2)

317,000

4,025,900

7,065,830

Consulting & Other Services — 1.5%

Amdocs, Ltd. (2)

151,100

4,508,824

Data Processing & Outsourced Services — 3.2%

Computer Sciences Corp.

82,900

3,989,977

Western Union Co.

238,100

5,235,819

9,225,796

Office Electronics — 0.9%

Xerox Corp.

254,800

2,739,100

Technology Distributors — 1.7%

Ingram Micro, Inc. (2)

245,600

4,894,808

Total Information Technology

35,589,414

Materials — 6.8%

Commodity Chemicals — 1.4%

Kronos Worldwide, Inc. (1)

80,800

3,999,600

Diversified Chemicals — 1.3%

PPG Industries, Inc.

44,130

3,900,209

Fertilizers & Agricultural Chemicals — 1.0%

CF Industries Holdings, Inc.

21,100

2,981,008

Paper Products — 1.4%

International Paper Co.

142,800

3,966,984

Steel — 1.7%

Reliance Steel & Aluminum Co.

90,800

5,023,964

Total Materials

19,871,765

Telecommunication Services — 1.3%

Integrated Telecommunication Services — 1.3%

Qwest Communications International, Inc.

543,550

3,707,011

Utilities — 4.5%

Electric Utilities — 1.4%

Edison International

110,700

4,109,184

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Description

Shares or Principal Amount

Value

Common Stocks (continued)

Utilities (continued)

Multi-Utilities — 3.1%

CMS Energy Corp. (1)

208,100

$ 4,008,006

Sempra Energy

94,200

5,014,266

9,022,272

Total Utilities

13,131,456

Total Common Stocks (identified cost $214,933,356)

280,218,103

Short-Term Investments — 26.2%

Collateral Pool Investment for Securities on Loan — 20.9%

(See Note 2 of the Financial Statements)

61,156,297

Repurchase Agreement — 5.3%

  Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $15,562,231 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 4/08/2030, with a market value of $15,873,990 (at amortized cost)

$15,562,162

15,562,162

Total Short-Term Investments (identified cost $76,718,459)

76,718,459

Total Investments — 121.9% (identified cost $291,651,815)

356,936,562

Other Assets and Liabilities — (21.9)%

(64,067,417
)

Total Net Assets — 100.0%

$292,869,145

Portfolio Sector
Allocations*

Sector

Fund

Consumer Discretionary

12.6%

Consumer Staples

4.0

Energy

12.3

Financials

21.5

Healthcare

7.4

Industrials

13.2

Information Technology

12.1

Materials

6.8

Telecommunication Services

1.3

Utilities

4.5

Other Assets & Liabilities, Net

4.3

Total

100.0%

Mid-Cap Growth Fund

Description

Shares

Value

Common Stocks — 98.0%

Consumer Discretionary — 15.4%

Advertising — 1.1%

Omnicom Group, Inc.

63,800

$ 3,247,420

Apparel Retail — 2.5%

AnnTaylor Stores Corp. (1)(2)

124,300

2,885,003

Limited Brands, Inc.

66,900

2,142,138

TJX Cos., Inc.

43,000

2,144,410

7,171,551

Apparel, Accessories & Luxury Goods — 2.3%

Coach, Inc. (1)

65,000

3,569,800

Phillips-Van Heusen Corp. (1)

53,570

3,214,736

6,784,536

Auto Parts & Equipment — 1.2%

Lear Corp. (2)

32,800

3,470,240

Automotive Retail — 0.8%

O’Reilly Automotive, Inc. (1)(2)

43,700

2,428,846

Broadcasting — 1.2%

Discovery Communications, Inc., Class A (1)(2)

82,400

3,552,264

Department Stores — 0.8%

Kohl’s Corp. (1)(2)

43,100

2,322,659

General Merchandise Stores — 0.9%

Dollar Tree, Inc. (2)

53,500

2,692,120

Hotels, Resorts & Cruise Lines — 3.2%

InterContinental Hotels Group PLC, ADR (1)

119,900

2,680,964

Marriott International, Inc., Class A

84,500

3,313,245

Wyndham Worldwide Corp. (1)

108,900

3,406,392

9,400,601

Housewares & Specialties — 1.4%

Jarden Corp.

118,900

3,908,243

Total Consumer Discretionary

44,978,480

Consumer Staples — 1.2%

Soft Drinks — 1.2%

Heckmann Corp. (2)

596,400

3,411,408

Energy — 9.9%

Oil & Gas-Exploration & Production — 9.9%

Energy XXI (Bermuda), Ltd. (1)(2)

420,805

14,509,356

Gulfport Energy Corp. (2)

245,822

7,273,873

McMoRan Exploration Co. (1)(2)

400,800

7,014,000

Total Energy

28,797,229

Financials — 4.1%

Asset Management & Custody Banks — 2.3%

Affiliated Managers Group, Inc. (1)(2)

30,000

3,202,500

Ameriprise Financial, Inc.

57,100

3,615,572

6,818,072

Mortgage REIT’s — 0.7%

Annaly Capital Management, Inc. (1)

111,800

2,004,574

Real Estate Services — 1.1%

Jones Lang LaSalle, Inc. (1)

32,200

3,169,124

Total Financials

11,991,770

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Mid-Cap Growth Fund
(continued)

Description

Shares

Value

Common Stocks (continued)

Healthcare — 15.8%

Biotechnology — 1.7%

Alexion Pharmaceuticals, Inc. (1)(2)

32,000

$ 3,080,960

Dendreon Corp. (1)(2)

57,400

1,928,066

5,009,026

Healthcare Equipment — 0.7%

Edwards Lifesciences Corp. (1)(2)

23,675

2,013,322

Healthcare Facilities — 1.8%

Community Health Systems, Inc. (1)(2)

62,600

2,558,462

Universal Health Services, Inc., Class B

59,600

2,724,316

5,282,778

Healthcare Services — 0.9%

Express Scripts, Inc. (2)

48,500

2,726,670

Healthcare Technology — 1.0%

Cerner Corp. (1)(2)

29,300

2,943,185

Life Sciences Tools & Services — 3.4%

Covance, Inc. (1)(2)

25,300

1,427,679

Mettler-Toledo International, Inc. (1)(2)

17,500

2,998,975

PerkinElmer, Inc.

76,500

2,027,250

Pharmaceutical Product Development, Inc.

127,300

3,496,931

9,950,835

Managed Healthcare — 1.0%

AMERIGROUP Corp. (1)(2)

47,600

2,729,860

Pharmaceuticals — 5.3%

Mylan, Inc. (2)

122,600

2,803,862

Salix Pharmaceuticals, Ltd. (1)(2)

54,600

1,820,364

Shire PLC, ADR (1)

34,000

2,890,340

Valeant Pharmaceuticals International (1)

80,533

3,227,763

Watson Pharmaceuticals, Inc. (1)(2)

82,100

4,596,779

15,339,108

Total Healthcare

45,994,784

Industrials — 21.0%

Aerospace & Defense — 3.0%

Empresa Brasileira de Aeronautica SA, ADR

71,600

2,438,696

Goodrich Corp.

33,900

2,923,197

Triumph Group, Inc.

40,300

3,489,577

8,851,470

Air Freight & Logistics — 0.8%

Atlas Air Worldwide Holdings, Inc. (2)

33,300

2,273,724

Construction & Farm Machinery & Heavy Trucks — 2.2%

ArvinMeritor, Inc. (1)(2)

165,100

2,958,592

Joy Global, Inc.

36,700

3,573,846

6,532,438

Electrical Components & Equipment — 4.9%

AMETEK, Inc.

99,850

4,188,707

Cooper Industries, PLC

51,400

3,307,590

Rockwell Automation, Inc. (1)

43,400

3,807,482

Description

Shares

Value

Common Stocks (continued)

Industrials (continued)

Electrical Components & Equipment (continued)

Roper Industries, Inc. (1)

36,000

$ 3,028,680

14,332,459

Industrial Conglomerates — 1.2%

Tyco International, Ltd.

76,300

3,459,442

Industrial Machinery — 4.7%

IDEX Corp. (1)

71,500

2,948,660

Ingersoll-Rand PLC

31,900

1,445,070

Parker Hannifin Corp. (1)

37,900

3,379,922

Snap-On, Inc.

59,600

3,422,828

Timken Co.

49,500

2,411,640

13,608,120

Railroads — 1.2%

Kansas City Southern (1)(2)

65,150

3,507,676

Trading Companies & Distributors — 1.0%

MSC Industrial Direct Co., Inc., Class A

47,600

3,007,844

Trucking — 2.0%

Hertz Global Holdings, Inc. (1)(2)

194,400

2,956,824

J.B. Hunt Transport Services, Inc. (1)

66,700

2,775,387

5,732,211

Total Industrials

61,305,384

Information Technology — 24.4%

Application Software — 4.7%

Ebix, Inc. (2)

287,000

7,559,580

Informatica Corp. (1)(2)

58,800

2,764,188

Intuit, Inc. (2)

61,400

3,228,412

13,552,180

Consulting & Other Services — 1.1%

Cognizant Technology Solutions Corp., Class A (2)

43,000

3,305,410

Data Processing & Outsourced Services — 4.7%

Alliance Data Systems Corp. (1)(2)

25,900

2,039,366

NeuStar, Inc., Class A (2)

241,600

6,100,400

VeriFone Systems, Inc. (1)(2)

65,200

2,962,688

Western Union Co.

124,000

2,726,760

13,829,214

Electronic Components — 1.0%

Amphenol Corp., Class A

49,900

2,868,252

Internet Software & Services — 4.0%

Equinix, Inc. (1)(2)

21,525

1,860,621

IntraLinks Holdings, Inc. (2)

124,900

3,520,931

QuinStreet, Inc. (1)(2)

129,050

2,811,999

Rackspace Hosting, Inc. (1)(2)

56,400

2,081,724

WebMD Health Corp. (2)(4)

25,400

1,473,200

11,748,475

Semiconductor Equipment — 1.0%

ASML Holding N.V. (1)

65,000

2,834,000

Semiconductors — 3.1%

Atmel Corp. (2)

290,000

4,257,200

Cavium Networks, Inc. (1)(2)

47,500

2,051,050

Cypress Semiconductor Corp. (2)

131,300

2,752,048

9,060,298

Systems Software — 4.8%

Check Point Software Technologies, Ltd. (1)(2)

77,900

3,882,536

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund (continued)

Description

Shares or Principal Amount

Value

Common Stocks (continued)

Information Technology (continued)

Systems Software (continued)

Progress Software Corp. (1)(2)

114,350

$ 3,357,316

Rovi Corp. (1)(2)

122,900

6,811,118

14,050,970

Total Information Technology

71,248,799

Materials — 4.2%

Commodity Chemicals — 0.8%

Celanese Corp.

54,700

2,267,315

Diversified Chemicals — 0.8%

FMC Corp.

30,100

2,330,944

Diversified Metals & Mining — 1.7%

Thompson Creek Metals Co., Inc. (1)(2)

374,300

4,933,274

Industrial Gases — 0.9%

Praxair, Inc.

28,300

2,812,454

Total Materials

12,343,987

Telecommunication Services — 2.0%

Wireless Telecommunication Services — 2.0%

American Tower Corp., Class A (2)

56,800

3,064,928

Crown Castle International Corp. (2)

62,700

2,642,805

Total Telecommunication Services

5,707,733

Total Common Stocks (identified cost $201,625,379)

285,779,574

Short-Term Investments — 35.7%

Collateral Pool Investment for Securities on Loan — 34.5%

(See Note 2 of the Financial Statements)

100,443,461

Repurchase Agreement — 1.2%

  Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $3,639,223 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 10/26/2011, with a market value of $3,712,872 (at amortized cost)

$3,639,207

3,639,207

Total Short-Term Investments (identified cost $104,082,668)

104,082,668

Total Investments — 133.7% (identified cost $305,708,047)

389,862,242

Other Assets and Liabilities — (33.7)%

(98,262,131
)

Total Net Assets — 100.0%

$291,600,111

Portfolio Sector
Allocations*

Sector

Fund

Consumer Discretionary

15.4%

Consumer Staples

1.2

Energy

9.9

Financials

4.1

Healthcare

15.8

Industrials

21.0

Information Technology

24.4

Materials

4.2

Telecommunication Services

2.0

Other Assets & Liabilities, Net

2.0

Total

100.0%

Small-Cap Growth Fund

Description

Shares

Value

Common Stocks — 97.5%

Consumer Discretionary — 12.2%

Apparel Retail — 2.9%

AnnTaylor Stores Corp. (1)(2)

241,300

$ 5,600,573

Brown Shoe Co., Inc. (1)

767,600

11,897,800

17,498,373

Apparel, Accessories & Luxury Goods — 0.2%

Perry Ellis International, Inc. (2)(4)

41,600

1,208,064

Auto Parts & Equipment — 2.5%

Amerigon, Inc. (1)(2)

535,500

7,304,220

Dana Holding Corp. (1)(2)

408,450

7,711,536

15,015,756

Automotive Retail — 1.2%

Sonic Automotive, Inc., Class A

491,500

7,067,770

Footwear — 0.5%

Steven Madden, Ltd. (1)(2)

69,600

3,002,544

Household Appliances — 0.9%

Helen of Troy, Ltd. (1)(2)

182,800

5,105,604

Housewares & Specialties — 1.9%

Jarden Corp. (1)

356,100

11,705,007

Leisure Products — 1.1%

RC2 Corp. (2)

315,204

6,843,079

Restaurants — 1.0%

Biglari Holdings, Inc. (1)(2)

14,030

6,001,473

Total Consumer Discretionary

73,447,670

Consumer Staples — 1.9%

Soft Drinks — 1.9%

Heckmann Corp. (1)(2)

2,017,300

11,538,956

Energy — 12.2%

Oil & Gas-Exploration & Production — 12.2%

Energy XXI (Bermuda), Ltd. (1)(2)

858,850

29,613,148

Gulfport Energy Corp. (2)

510,700

15,111,613

McMoRan Exploration Co. (1)(2)

813,800

14,241,500

Rex Energy Corp. (1)(2)

1,168,100

14,718,060

Total Energy

73,684,321

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund
(continued)

Description

Shares

Value

Common Stocks (continued)

Financials — 7.1%

Asset Management & Custody Banks — 4.3%

Internet Capital Group, Inc. (2)

329,000

$ 4,504,010

Safeguard Scientifics, Inc. (1)(2)

1,028,300

21,573,734

26,077,744

Investment Banking & Brokerage — 1.1%

LaBranche & Co., Inc. (2)

1,501,676

6,307,039

Mortgage REIT’s — 1.0%

PennyMac Mortgage Investment Trust, REIT (1)

331,600

6,250,660

Specialized REIT’s — 0.7%

LaSalle Hotel Properties (1)

147,000

4,146,870

Total Financials

42,782,313

Healthcare — 14.6%

Biotechnology — 0.9%

United Therapeutics Corp. (1)(2)

79,500

5,360,685

Healthcare Equipment — 3.7%

DexCom, Inc. (1)(2)

284,300

4,159,309

NxStage Medical, Inc. (1)(2)

311,480

6,425,832

Thoratec Corp. (1)(2)

109,100

3,041,708

Volcano Corp. (1)(2)

210,200

5,515,648

Zoll Medical Corp. (1)(2)

64,800

2,998,944

22,141,441

Healthcare Facilities — 3.0%

Emeritus Corp. (1)(2)

187,700

4,416,581

Hanger Orthopedic Group, Inc. (1)(2)

276,700

7,443,230

Health Management Associates, Inc., Class A (2)

642,600

6,426,000

18,285,811

Healthcare Services — 1.7%

HMS Holdings Corp. (1)(2)

65,400

4,941,624

MEDNAX, Inc. (2)

82,700

5,369,711

10,311,335

Healthcare Technology — 0.7%

Quality Systems, Inc.

53,600

4,282,640

Life Sciences Tools & Services — 2.2%

PAREXEL International Corp. (1)(2)

267,300

6,273,531

Pharmaceutical Product Development, Inc. (1)

255,900

7,029,573

13,303,104

Managed Healthcare — 1.8%

Centene Corp. (2)

134,100

4,086,027

Molina Healthcare, Inc. (1)(2)

187,900

6,582,137

10,668,164

Pharmaceuticals — 0.6%

Salix Pharmaceuticals, Ltd. (1)(2)

110,100

3,670,734

Total Healthcare

88,023,914

Description

Shares

Value

Common Stocks (continued)

Industrials — 18.1%

Aerospace & Defense — 2.3%

BE Aerospace, Inc. (2)

197,900

$ 6,673,188

Triumph Group, Inc.

81,900

7,091,721

13,764,909

Air Freight & Logistics — 1.6%

Air Transport Services Group, Inc. (2)

661,100

5,189,635

Atlas Air Worldwide Holdings, Inc. (2)

67,800

4,629,384

9,819,019

Construction & Engineering — 1.2%

Aecom Technology Corp. (1)(2)

241,900

6,928,016

Construction & Farm Machinery & Heavy Trucks — 0.9%

ArvinMeritor, Inc. (1)(2)

313,200

5,612,544

Electrical Components & Equipment — 1.8%

American Superconductor Corp. (1)(2)

408,000

10,820,160

Human Resource & Employment Services — 1.4%

Korn/Ferry International (2)

240,600

5,500,116

SFN Group, Inc. (2)

228,300

3,157,389

8,657,505

Industrial Conglomerates — 0.8%

Standex International Corp.

146,200

5,010,274

Industrial Machinery — 4.4%

Actuant Corp., Class A (1)

238,000

6,735,400

Altra Holdings, Inc. (2)

282,011

6,099,898

Gardner Denver, Inc.

74,900

5,478,186

Middleby Corp. (1)(2)

60,300

5,407,101

Trimas Corp. (2)

142,900

2,939,453

26,660,038

Office Services & Supplies — 0.4%

APAC Customer Services, Inc. (2)

387,900

2,273,094

Trading Companies & Distributors — 3.3%

MSC Industrial Direct Co., Inc., Class A

106,000

6,698,140

United Rentals, Inc. (1)(2)

234,600

7,267,908

Watsco, Inc. (1)

86,000

5,553,880

19,519,928

Total Industrials

109,065,487

Information Technology — 23.3%

Application Software — 6.4%

Blackboard, Inc. (1)(2)

239,200

8,374,392

Ebix, Inc. (2)

669,550

17,635,947

NICE Systems, Ltd., ADR (1)(2)

205,500

7,119,547

Taleo Corp., Class A (1)(2)

170,900

5,518,361

38,648,247

Communications Equipment — 2.3%

Aruba Networks, Inc. (1)(2)

128,600

3,915,870

Calix, Inc. (1)(2)

173,600

3,088,344

Meru Networks, Inc. (1)(2)

88,450

1,889,292

NETGEAR, Inc. (2)

152,000

4,985,600

13,879,106

Computer Storage & Peripherals — 0.6%

Electronics for Imaging, Inc. (2)

244,700

3,775,721

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund (continued)

Description

Shares

Value

Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services — 2.4%

NeuStar, Inc., Class A (2)

565,600

$ 14,281,400

Internet Software & Services — 6.0%

IntraLinks Holdings, Inc. (1)(2)

247,900

6,988,301

QuinStreet, Inc. (1)(2)

592,000

12,899,680

Rackspace Hosting, Inc. (1)(2)

110,700

4,085,937

SAVVIS, Inc. (1)(2)

200,300

6,507,747

Zix Corp. (1)(2)

1,516,900

5,597,361

36,079,026

Semiconductors — 3.2%

Cavium Networks, Inc. (1)(2)

90,600

3,912,108

Ceva, Inc. (1)(2)

166,600

3,798,480

Cypress Semiconductor Corp. (2)

287,700

6,030,192

Microsemi Corp. (2)

244,600

5,388,538

19,129,318

Systems Software — 2.4%

Ariba, Inc. (1)(2)

242,000

7,489,900

Progress Software Corp. (1)(2)

232,600

6,829,136

14,319,036

Total Information Technology

140,111,854

Materials — 6.9%

Diversified Metals & Mining — 2.4%

Thompson Creek Metals Co., Inc. (1)(2)

1,090,600

14,374,108

Gold — 1.3%

Northgate Minerals Corp. (1)(2)

2,633,000

7,556,710

Paper Products — 1.3%

Buckeye Technologies, Inc.

287,900

7,542,980

Precious Metals & Minerals — 1.9%

Stillwater Mining Co. (1)(2)

490,400

11,705,848

Total Materials

41,179,646

Telecommunication Services — 1.2%

Wireless Telecommunication Services — 1.2%

SBA Communications Corp. (1)(2)

167,200

7,037,448

Total Common Stocks (identified cost $449,441,621)

586,871,609

Description

Principal Amount

Value

Short-Term Investments — 33.8%

Collateral Pool Investment for Securities on Loan — 31.5%

(See Note 2 of the Financial Statements)

$189,912,955

Repurchase Agreement — 2.3%

  Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $13,758,972 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with various maturities to 4/8/2012, with a market value of $14,034,842 (at amortized cost)

$13,758,911

13,758,911

Total Short-Term Investments (identified cost $203,671,866)

203,671,866

Total Investments — 131.3% (identified cost $653,113,487)

790,543,475

Other Assets and Liabilities — (31.3)%

(188,254,272
)

Total Net Assets — 100.0%

$602,289,203

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.2%
Consumer Staples	1.9
Energy	12.2
Financials	7.1
Healthcare	14.6
Industrials	18.1
Information Technology	23.3
Materials	6.9
Telecommunication Services	1.2
Other Assets & Liabilities, Net	2.5

Total	100.0%

International Stock Fund

Description	Shares	Value
Common Stocks — 93.9%

Australia — 2.7%
BHP Billiton, Ltd.	12,933	$ 611,015
Caltex Australia, Ltd.	1,259	20,296
Credit Corp. Group, Ltd.	7,862	41,393
McPherson’s, Ltd.	6,231	21,107
National Australia Bank, Ltd.	734	19,372
Patties Foods, Ltd.	10,615	16,385
Rio Tinto, Ltd.	9,821	857,182
Ruralco Holdings, Ltd.	2,913	8,792
Santos, Ltd.	42,151	616,971

		2,212,513

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Austria — 0.9%
Erste Group Bank AG (1)	2,599	$ 137,250
OMV AG	13,169	560,510

		697,760

Belgium — 0.2%
Ageas	34,970	110,938
Barco NV (2)	179	13,834
KBC Groep NV (2)	1,266	52,983
Recticel SA	1,940	18,738

		196,493

Bermuda — 1.5%
Alco Holdings, Ltd.	233,000	105,520
Allan International Holdings, Ltd.	48,000	23,659
Champion Technology Holdings, Ltd.	356,000	7,375
Dickson Concepts International, Ltd.	18,500	14,252
Dragon Hill Wuling Automobile Holdings, Ltd. (2)	110,000	13,531
Emperor Entertainment Hotel, Ltd.	65,000	16,520
Esprit Holdings, Ltd.	73,233	360,518
Fairwood, Ltd.	94,000	136,506
First Pacific Co., Ltd.	62,000	49,347
Hongkong Land Holdings, Ltd.	8,000	54,896
Kingmaker Footwear Holdings, Ltd.	188,000	38,191
Li & Fung, Ltd.	59,318	360,597
Sing Tao News Corp., Ltd.	102,000	32,579
Victory City International Holdings, Ltd.	234,000	45,893

		1,259,384

Brazil — 1.0%
Banco Santander Brasil SA, ADR	24,200	294,756
Petroleo Brasileiro SA, ADR	2,647	105,430
Vale SA, ADR	11,497	393,542

		793,728

Canada — 2.1%
BCE, Inc.	16,638	617,603
Canadian National Railway Co.	4,111	300,682
Centerra Gold, Inc.	900	17,304
Cott Corp. (2)	4,800	40,019
EnCana Corp.	200	6,501
FirstService Corp. (2)	713	22,288
High Liner Foods, Inc.	600	8,769
Research In Motion, Ltd. (2)	10,256	678,332
West Fraser Timber Co., Ltd.	1,000	47,862

		1,739,360

Cayman Islands — 0.0%
Luen Thai Holdings, Ltd.	96,000	9,865
Vedan International (Holdings), Ltd.	288,000	25,969

		35,834

China — 0.9%
Dongfeng Motor Group Co., Ltd., Class H	122,000	213,585
Industrial & Commercial Bank of China, Ltd., Class H	378,744	291,248
PetroChina Co., Ltd., Class H	159,749	217,874

		722,707

Description	Shares	Value
Common Stocks (continued)

Cyprus — 0.3%
Bank of Cyprus Public Co., Ltd.	62,472	$ 241,240

Denmark — 0.1%
A P Moller—Maersk A/S, Class B	4	39,654

Finland — 0.8%
Digia PLC	6,702	45,360
Fortum Oyj	7,899	245,051
HKScan Oyj	804	7,533
Stora Enso OYJ, R Shares	33,143	374,060

		672,004

France — 8.1%
Alstom SA (1)	19,496	1,161,917
BNP Paribas SA	16,934	1,323,581
Bouygues SA	8,459	391,008
Carrefour SA	9,831	482,661
Cegid Group	627	18,859
CNP Assurances	6,358	141,048
Credit Agricole SA	12,925	227,157
Groupe Steria SCA	486	15,328
LDC SA	200	21,359
Les Nouveaux Constructeurs Investissement SA	1,196	12,675
Linedata Services	887	15,802
Parrot SA (2)	1,159	41,533
Peugeot SA (1)(2)	10,370	415,448
Renault SA (2)	470	28,822
Sanofi-Aventis SA (1)	14,801	1,021,736
Tessi SA	468	41,589
Total SA	14,094	864,740
Vivendi SA (1)	13,736	391,497

		6,616,760

Germany — 8.8%
ADVA AG Optical Networking (2)	2,590	23,766
Aixtron SE (1)	15,000	617,796
Aleo Solar AG (2)	1,381	44,581
Allianz SE	10,202	1,470,134
Amadeus Fire AG	3,068	147,328
BASF SE	13,064	1,086,288
Bavaria Industriekapital AG	668	14,658
Centrosolar Group AG (2)	6,758	56,369
Cewe Color Holding AG	400	18,355
Daimler AG (1)(2)	10,921	769,226
Deutsche Lufthansa AG (2)	510	10,425
Deutsche Post AG	20,660	378,890
Deutsche Telekom AG	12,817	172,348
E.ON AG	24,042	789,223
Elmos Semiconductor AG (2)	1,614	23,786
Fresenius SE & Co. KGaA	8,908	812,287
Muenchener Rueckversicherungs—Gesellschaft AG	1,472	245,798
Nemetschek AG	10	424
QSC AG (2)	5,049	22,297
SAP AG (1)	7,896	476,397

		7,180,376

Greece — 0.0%
Public Power Corp. SA	2,438	37,691

Hong Kong — 1.5%
China Mobile, Ltd.	3,000	28,287
CLP Holdings, Ltd.	8,500	69,435
CNOOC, Ltd.	164,202	373,568
Hong Kong Ferry (Holdings) Co., Ltd.	19,000	18,062

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Hong Kong (continued)
Hutchison Whampoa, Ltd.	56,527	$ 668,874
Lippo, Ltd.	53,255	25,134
Swire Pacific, Ltd., Class A	4,500	63,105

		1,246,465

India — 1.4%
Bank of Baroda	8,788	169,798
Bharti Airtel, Ltd.	26,547	194,484
Canara Bank	19,177	261,100
Housing Development Finance Corp., Ltd.	19,833	277,235
State Bank of India	414	24,308
Sterlite Industries India, Ltd.	45,421	165,852
Union Bank of India	3,059	21,259
Vijaya Bank	5,359	8,995

		1,123,031

Indonesia — 0.2%
Gajah Tunggal Tbk PT	644,000	150,603

Ireland — 0.1%
Ryanair Holdings PLC, ADR	3,649	104,069

Italy — 2.1%
Enel SpA (1)	135,469	807,170
Fiat Industrial SpA (2)	39,467	551,160
Servizi Italia SpA	1,699	14,931
Telecom Italia SpA (1)	220,883	344,994

		1,718,255

Japan — 19.6%
Aeon Co., Ltd. (1)	40,400	509,847
Alps Logistics Co., Ltd.	700	8,544
Arakawa Chemical Industries, Ltd.	898	9,376
Arc Land Sakamoto Co., Ltd.	3,400	42,306
Artnature, Inc.	6,200	63,935
Asahi Glass Co., Ltd.	28,000	391,073
Asahi Kogyosha Co., Ltd.	2,000	9,431
Asunaro Aoki Construction Co., Ltd.	1,500	7,443
AT-Group Co., Ltd.	1,000	11,982
Bando Chemical Industries, Ltd.	17,000	80,940
Best Bridal, Inc.	45	46,949
Best Denki Co., Ltd. (2)	7,000	20,857
BML, Inc.	1,500	41,919
Canon, Inc.	8,853	428,172
Central Automotive Products, Ltd.	3,000	17,484
Century Tokyo Leasing Corp.	6,200	118,351
Chuo Spring Co., Ltd.	2,000	8,636
Daihatsu Diesel Manufacturing Co., Ltd.	17,000	90,904
Daiichi Sankyo Co., Ltd.	2,300	49,360
Daikoku Denki Co., Ltd.	2,300	29,164
Dainichi Co., Ltd.	4,100	29,779
Dainippon Screen Manufacturing Co., Ltd. (2)	23,000	223,129
EDION Corp.	8,300	86,020
Elpida Memory, Inc. (2)	8,600	129,531
F-Tech, Inc.	1,200	25,576
Faith, Inc.	684	100,222
FamilyMart Co., Ltd.	6,024	228,016
Fanuc Corp.	1,690	263,060
First Juken Co., Ltd.	2,900	28,184
Fuji Kiko Co., Ltd. (2)	5,000	26,371
FUJI SOFT, Inc.	3,200	55,073

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Fujitsu Broad Solution & Consulting, Inc.	700	$ 7,604
Fujitsu, Ltd.	61,000	412,802
FuKoKu Co., Ltd.	3,400	38,693
Fukuda Corp.	3,000	6,395
Fukuda Denshi Co., Ltd.	1,400	44,672
Future Architect, Inc.	42	20,614
H-One Co., Ltd.	2,000	21,818
Happinet Corp.	2,100	28,309
Hitachi, Ltd.	116,000	704,227
Hokkan Holdings, Ltd.	10,000	35,242
Honda Motor Co., Ltd.	6,890	300,412
Horipro, Inc.	900	9,031
Iida Home Max	3,700	44,150
Inabata & Co., Ltd.	4,100	29,220
Information Services International-Dentsu, Ltd.	4,400	34,316
Itochu-Shokuhin Co., Ltd.	700	24,836
J Trust Co., Ltd.	3,700	24,961
Japan Tobacco, Inc.	109	453,317
JSP Corp.	2,900	55,044
K’s Holdings Corp.	5,300	178,998
Kamei Corp.	9,000	46,521
Kanto Auto Works, Ltd.	5,000	41,774
KAWADA TECHNOLOGIES, Inc.	800	14,800
Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	25,631
Kawasumi Laboratories, Inc.	7,000	48,571
Konishi Co., Ltd.	1,600	22,131
KRS Corp.	3,500	36,844
Kyodo Printing Co., Ltd.	10,000	23,272
Maezawa Kasei Industries Co., Ltd.	3,600	34,599
Mikuni Coca-Cola Bottling Co., Ltd.	5,100	45,770
Mimasu Semiconductor Industry Co., Ltd.	2,900	35,669
Mitsubishi Corp.	13,693	380,050
Mitsubishi UFJ Financial Group, Inc.	246,129	1,368,173
Mitsui & Co., Ltd.	16,399	299,278
NAC Co., Ltd.	800	12,712
NIC Corp.	2,900	13,447
Nichireki Co., Ltd.	8,000	33,009
NIFTY Corp.	36	56,360
Nihon Plast Co., Ltd.	1,100	11,975
Nippo Corp.	15,000	105,777
Nippon Antenna Co., Ltd.	1,200	10,902
Nippon Game Card Corp.	26	43,090
Nippon Telegraph & Telephone Corp.	16,200	792,398
NIS Group Co., Ltd. (2)	45,200	5,514
Nishikawa Rubber Co., Ltd.	1,000	13,412
Nisshin Fudosan Co.	1,500	11,857
Nissin Sugar Manufacturing Co., Ltd.	17,000	42,512
Nitori Holdings Co., Ltd. (1)	4,452	394,227
Nittan Valve Co., Ltd.	5,100	22,397
Nojima Corp.	2,443	22,306
Nomura Holdings, Inc.	33,372	212,409
Obayashi Road Corp.	28,000	54,554
Oita Bank, Ltd.	8,000	31,670
Pacific Industrial Co., Ltd.	4,000	24,159
Pasco Corp.	7,000	23,529
Piolax, Inc.	5,500	149,522
PS Mitsubishi Construction Co., Ltd. (2)	4,100	12,847
Ricoh Leasing Co., Ltd.	1,100	29,919

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Rokko Butter Co., Ltd.	3,000	$ 15,994
Saison Information Systems Co., Ltd.	5,500	89,419
Sanoyas Hishino Meisho Corp.	2,400	10,340
Sanyo Housing Nagoya Co., Ltd.	26	25,872
Seiko PMC Corp.	600	2,372
Seino Holdings Corp.	1,000	7,610
Sekisui Jushi Corp.	3,000	29,792
Seria Co., Ltd.	5	12,549
Shidax Corp.	10,700	47,447
Shindengen Electric Manufacturing Co., Ltd. (2)	11,000	59,116
Shinsei Bank, Ltd. (1)(2)	7,000	8,951
Shobunsha Publications, Inc.	1,100	10,102
Shoei Foods Corp.	1,000	6,498
Sojitz Corp.	20,900	47,114
Sony Corp.	15,900	584,233
Sony Financial Holdings, Inc.	19	80,934
SRA Holdings	1,500	17,087
Stanley Electric Co., Ltd.	20,725	381,411
Sumitomo Mitsui Financial Group, Inc.	35,119	1,329,288
Suncall Corp.	11,000	56,290
T&K Toka Co., Ltd.	1,700	26,249
Tachibana Eletech Co., Ltd.	3,400	32,741
Taiyo Elec Co., Ltd.	3,400	25,066
Takagi Securities Co., Ltd.	7,000	9,183
Takeda Pharmaceutical Co., Ltd.	16,000	796,155
Teraoka Seisakusho Co., Ltd.	2,200	10,762
Toa Oil Co., Ltd.	23,000	29,301
Toa Road Corp.	31,000	48,225
Tokai Corp. (Gifu)	1,500	30,922
Tokyu Construction Co., Ltd. (1)	20,960	62,951
Toshiba TEC Corp.	96,000	453,443
Totetsu Kogyo Co., Ltd.	1,000	8,403
Toyota Motor Corp.	12,097	564,346
Universe Co., Ltd.	1,700	26,733
Wakita & Co., Ltd.	4,000	19,977
Watabe Wedding Corp.	2,253	24,681
Yahoo Japan Corp.	1,039	391,558
Yamada Denki Co., Ltd.	4,293	327,748
Yondenko Corp.	10,000	44,316
Yurtec Corp.	2,000	8,821

		15,973,882

Jersey — 1.0%
Wolseley PLC (2)	22,761	792,047

Malaysia — 0.1%
Affin Holdings Berhard	110,200	117,088

Mexico — 0.3%
America Movil SAB de C.V., ADR	4,005	229,967

Netherlands — 1.8%
Akzo Nobel NV	5,980	406,214
European Aeronautic Defence and Space Co. NV (2)	14,824	428,683
Koninklijke KPN NV	39,980	647,383

		1,482,280

New Zealand — 0.4%
Telecom Corp. of New Zealand, Ltd.	221,863	348,843

Description	Shares	Value
Common Stocks (continued)

Norway — 4.5%
Atea ASA	10,488	$ 115,863
Norske Skogindustrier ASA (1)(2)	47,037	152,809
Petroleum Geo-Services ASA (2)	63,470	1,049,436
Statoil ASA	59,281	1,562,302
Yara International ASA	15,057	797,996

		3,678,406

Poland — 0.9%
KGHM Polska Miedz SA	5,619	344,659
Polski Koncern Naftowy Orlen SA (2)	22,305	355,060

		699,719

Portugal — 0.1%
Jeronimo Martins, SGPS, SA	7,502	120,276

Russia — 0.3%
Gazprom OAO, ADR	7,835	231,006
OJSC Oil Co. Rosneft, GDR	2,453	23,205

		254,211

Singapore — 3.5%
Cerebos Pacific, Ltd. (2)	4,000	16,144
DBS Group Holdings, Ltd.	109,562	1,224,588
GP Batteries International, Ltd.	16,000	17,369
Ho Bee Investment, Ltd.	11,000	11,537
Hock Lian Seng Holdings, Ltd.	204,000	47,482
Hong Leong Finance, Ltd.	16,000	36,623
Jardine Cycle & Carriage, Ltd.	15,000	398,455
Keppel Corp., Ltd.	36,924	328,548
Oversea-Chinese Banking Corp., Ltd.	82,000	595,624
QAF, Ltd.	7,000	3,447
Technics Oil & Gas, Ltd.	41,000	31,753
United Overseas Bank, Ltd.	8,000	113,807

		2,825,377

South Africa — 0.5%
Naspers, Ltd., N Shares	6,971	400,725

South Korea — 2.3%
Hyundai Motor Co.	2,173	344,534
LG Corp.	5,378	371,099
Nexen Corp.	811	41,918
NHN Corp. (2)(4)	1,240	208,510
Nong Shim Holdings Co., Ltd.	770	36,311
Samsung Electronics Co., Ltd.	775	636,979
Shinsegae Co., Ltd.	902	199,613
Taekwang Industrial Co., Ltd.	41	42,349

		1,881,313

Spain — 1.7%
Banco Santander SA	45,977	565,885
Endesa SA	11,132	337,160
Iberdrola SA	2,641	23,039
Red Electrica Corp. SA	8,085	434,880

		1,360,964

Sweden — 3.4%
Bilia AB, A Shares (1)	11,379	253,796
Boliden AB	3,392	72,198
Electrolux AB	2,786	69,852
Saab AB, Class B	1,139	23,537
Svenska Cellulosa AB, B Shares (1)	10,938	180,882
Swedbank AB, A Shares (2)	38,345	675,506
Volvo AB, B Shares (2)	84,326	1,458,726

		2,734,497

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Switzerland — 3.5%
Adecco SA (2)	4,524	$ 304,496
Bossard Holding AG	362	51,652
Coltene Holding AG	62	3,918
Credit Suisse Group AG (2)	16,178	747,951
Emmi AG	502	114,010
Roche Holding AG (2)	5,098	768,662
Syngenta AG	1,291	433,892
Zurich Financial Services AG (2)	1,477	428,681

		2,853,262

Taiwan — 1.1%
Asustek Computer, Inc.	150	1,368
Gigabyte Technology Co., Ltd.	286,000	286,558
HON HAI Precision Industry Co., Ltd.	52,450	193,154
Pegatron Corp. (2)	403	477
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,148	419,679

		901,236

Turkey — 0.3%
Turkiye Garanti Bankasi AS	53,292	235,891

United Kingdom — 15.3%
AstraZeneca PLC	18,632	908,489
Barclays PLC	54,399	282,476
Berendsen PLC	1,266	9,913
BG Group PLC	32,169	784,825
BHP Billiton PLC	20,949	829,972
BP PLC	127,606	1,028,330
British American Tobacco PLC	15,812	632,777
Cape PLC	57,850	382,988
Carnival PLC	1,214	54,341
Centrica PLC	49,745	275,364
Computacenter PLC	23,676	160,853
Dart Group PLC	19,644	28,491
Ensco PLC, ADR	8,514	477,635
G4S PLC	26,250	112,809
HSBC Holdings PLC	66,831	735,545
Imperial Tobacco Group PLC	21,090	677,683
Intercontinental Hotels Group PLC	10,648	236,743
Photo-Me International PLC	55,874	49,939
Prudential PLC	44,392	512,743
Rio Tinto PLC	567	39,995
Royal Bank of Scotland Group PLC (2)	452,518	333,032
Royal Dutch Shell PLC, Class A	59,633	2,144,903
RPC Group PLC	14,277	58,303
Standard Chartered PLC	29,362	776,339
United Utilities Group PLC	48,010	462,494
Vodafone Group PLC	186,436	529,014

		12,525,996

United States — 0.6%
Synthes, Inc. (2)	3,643	499,858

Total Common Stocks (identified cost $61,056,159)		76,703,765

Preferred Stocks — 0.4%

Germany — 0.4%
Jungheinrich AG	965	38,701
Porsche Automobil Holding SE	3,358	266,009

Total Preferred Stocks (identified cost $302,437)		304,710

Description	Principal Amount	Value

Short-Term Investments — 11.1%

Collateral Pool Investment for Securities on Loan — 6.8%

(See Note 2 of the Financial Statements)		$ 5,573,604

Repurchase Agreements — 4.3%
Agreement with Fixed Income Clearing Corp., 0.040%, dated 2/28/2011, to be repurchased at $1,548,588 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 9/24/2012, with a market value of $1,580,906 (at amortized cost)	$1,548,586	1,548,586
Agreement with State Street Bank & Trust Co., 0.040%, dated 2/28/2011, to be repurchased at $1,944,666 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 8/15/2039, with a market value of $1,987,481 (at amortized cost)	1,944,664	1,944,664

		3,493,250

Total Short-Term Investments (identified cost $9,066,854)		9,066,854

Total Investments — 105.4% (identified cost $70,425,450)		86,075,329
Other Assets and Liabilities — (5.4)%		(4,415,856)

Total Net Assets — 100.0%		$81,659,473

Industry Division

Industry	Value	% of Total Net Assets
Aerospace/Defense	$452,220	0.5%
Agriculture	1,772,569	2.2
Airlines	114,495	0.1
Apparel	48,056	0.1
Auto Manufacturers	4,701,565	5.8
Auto Parts & Equipment	864,387	1.1
Banks	12,214,862	15.0
Beverages	85,788	0.1
Building Materials	424,082	0.5
Chemicals	2,875,396	3.5
Commercial Services	1,201,746	1.5
Computers	1,661,179	2.0
Cosmetics/Personal Care	63,935	0.1
Distribution/Wholesale	2,476,630	3.0
Diversified Financial Services	714,194	0.9
Electric	2,743,649	3.4
Electrical Components & Equipment	1,287,699	1.6
Electronics	430,594	0.5
Engineering & Construction	854,205	1.0
Entertainment	34,097	0.0
Food	908,290	1.1
Food Service	47,447	0.1
Forest Products & Paper	755,613	0.9
Gas	275,364	0.3
Healthcare-Products	1,424,237	1.7
Healthcare-Services	41,919	0.1
Holding Companies-Diversified	1,542,418	1.9
Home Furnishings	813,042	1.0

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

International Stock Fund (continued)

Industry (continued)	Value	% of Total Net Assets
Household Products/Wares	$10,762	0.0%
Insurance	2,990,276	3.7
Internet	872,513	1.1
Leisure Time	126,596	0.2
Lodging	236,743	0.3
Machinery-Diversified	1,515,881	1.9
Media	834,903	1.0
Metal Fabricate/Hardware	86,251	0.1
Mining	3,331,718	4.1
Miscellaneous Manufacturing	259,134	0.3
Office/Business Equipment	428,172	0.5
Oil & Gas	9,402,459	11.5
Oil & Gas Services	1,049,436	1.3
Packaging & Containers	93,545	0.1
Pharmaceuticals	3,544,402	4.3
Real Estate	223,753	0.3
Retail	2,817,895	3.4
Semiconductors	1,967,137	2.4
Shipbuilding	10,340	0.0
Software	680,665	0.8
Telecommunications	4,011,192	4.9
Textiles	76,815	0.1
Transportation	826,347	1.0
Venture Capital	14,658	0.0
Water	462,494	0.6

Total Common Stocks	76,703,765	93.9
Preferred Stocks	304,710	0.4
Collateral Pool Investment for Securities on Loan	5,573,604	6.8
Repurchase Agreements	3,493,250	4.3

Total Investments	86,075,329	105.4
Other Assets and Liabilities	(4,415,856)	(5.4)

Total Net Assets	$81,659,473	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	11.1%
Consumer Staples	4.7
Energy	12.8
Financials	19.9
Healthcare	6.2
Industrials	12.8
Information Technology	9.1
Materials	8.7
Telecommunication Services	4.8
Utilities	4.2
Other Assets & Liabilities, Net	5.7

Total	100.0%

Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 95.7%

Bermuda — 1.5%
Credicorp, Ltd.	5,375	$ 539,919
Huabao International Holdings, Ltd.	389,332	492,456

		1,032,375

Brazil — 14.5%
Banco Bradesco SA, ADR	84,978	1,663,869
Banco Santander Brasil SA, ADR	77,326	941,831
BR Malls Participacoes SA	78,340	746,297
CCR SA	26,690	744,330
Gafisa SA, ADR	44,844	566,380
Itau Unibanco Holding SA, ADR	27,994	622,027
Localiza Rent a Car SA	48,431	684,054
MRV Engenharia e Participacoes SA	98,069	778,634
Petroleo Brasileiro SA, ADR	32,167	1,281,211
Tractebel Energia SA	24,374	380,889
Vale SA, ADR	51,096	1,749,016

		10,158,538

Cayman Islands — 2.2%
Mindray Medical International, Ltd., ADR	12,087	327,316
Parkson Retail Group, Ltd.	325,625	461,727
Renhe Commercial Holdings Co., Ltd.	2,639,074	397,390
SINA Corp. (2)	3,894	318,023

		1,504,456

Chile — 0.4%
Banco Santander—Chile, ADR	3,462	287,865

China — 8.8%
Anhui Conch Cement Co., Ltd., Class H	114,663	551,271
China Communications Construction Co., Ltd., Class H	382,299	285,967
China Construction Bank Corp., Class H	1,024,659	897,533
China Shenhua Energy Co., Ltd., Class H	205,590	855,361
Dongfeng Motor Group Co., Ltd., Class H	396,816	694,704
Industrial & Commercial Bank of China, Ltd., Class H	1,763,540	1,356,134
PetroChina Co., Ltd., ADR	8,099	1,104,137
Yanzhou Coal Mining Co., Ltd., Class H	141,150	422,641

		6,167,748

Colombia — 0.5%
BanColombia SA, ADR	5,437	309,528

Czech Republic — 1.3%
Komercni Banka AS	3,885	936,218

Egypt — 1.3%
Commercial International Bank Egypt SAE	91,550	566,688
Orascom Construction Industries	8,616	332,591

		899,279

Hong Kong — 3.7%
China Mobile, Ltd., ADR	10,897	515,101
CNOOC, Ltd., ADR	6,200	1,415,708
Fushan International Energy Group, Ltd.	903,319	669,679

		2,600,488

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Emerging Markets Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

India — 7.3%
Bharti Airtel, Ltd.	95,390	$ 698,828
Housing Development Finance Corp., Ltd.	29,685	414,950
Infosys Technologies, Ltd., ADR	10,402	693,813
IRB Infrastructure Developers, Ltd.	59,453	244,584
Power Finance Corp., Ltd.	68,393	373,808
State Bank of India, GDR	8,210	970,502
Sterlite Industries India, Ltd.	195,674	714,491
Tata Consultancy Services, Ltd.	21,644	532,729
Tata Motors, Ltd., ADR (4)	8,000	196,960
Unitech, Ltd.	376,283	282,987

		5,123,652

Indonesia — 0.8%
Bank Mandiri Tbk PT	482,198	317,625
Tambang Batubara Bukit Asam Tbk PT	114,200	260,890

		578,515

Israel — 1.2%
Israel Chemicals, Ltd.	50,496	839,495

Mexico — 5.3%
America Movil SAB de C.V., ADR	10,698	614,279
Corp. GEO SAB de CV (2)	258,586	728,378
Desarrolladora Homex SAB de CV, ADR (2)	21,316	580,435
Grupo Financiero Banorte SAB de CV, Class O	132,389	600,550
Grupo Mexico SAB de CV	311,276	1,186,205

		3,709,847

Poland — 1.3%
Powszechna Kasa Oszczednosci Bank Polski SA	63,506	929,385

Portugal — 0.8%
Jeronimo Martins, SGPS, SA	35,093	562,632

Russia — 9.7%
Federal Grid Co. Unified Energy System JSC (2)	36,949,590	535,769
Gazprom OAO, ADR	62,737	1,849,733
Magnitogorsk Iron & Steel Works, GDR	26,996	390,345
Mobile Telesystems OJSC, ADR	35,048	659,954
NovaTek OAO, GDR	3,206	417,171
OJSC Novolipetsk Steel (NLMK), GDR	17,471	803,599
OJSC Oil Co. Rosneft, GDR	37,563	355,339
Sberbank of Russian Federation	370,945	1,312,278
TMK OAO, GDR (2)	23,299	467,032

		6,791,220

South Africa — 6.5%
ABSA Group, Ltd.	52,893	985,106
Aspen Pharmacare Holdings, Ltd. (2)	84,675	991,705
MTN Group, Ltd.	37,797	667,451
Naspers, Ltd., N Shares	32,795	1,885,207

		4,529,469

South Korea — 11.5%
Daum Communications Corp. (2)	7,083	626,067
Hyundai Motor Co.	4,354	690,336
KB Financial Group, Inc., ADR	9,541	465,124

Description	Shares	Value
Common Stocks (continued)

South Korea (continued)
LG Chem, Ltd.	1,454	$ 480,596
MegaStudy Co., Ltd.	2,412	382,051
NHN Corp. (2)	7,262	1,221,130
Samsung Electronics Co., Ltd., GDR	4,691	1,927,855
Shinhan Financial Group Co., Ltd., ADR (2)	5,048	423,073
Shinsegae Co., Ltd.	5,200	1,150,766
Woongjin Coway Co., Ltd.	24,148	700,998

		8,067,996

Taiwan — 7.9%
Acer, Inc.	267,190	648,250
Delta Electronics, Inc.	205,001	855,977
HON HAI Precision Industry Co., Ltd.	205,445	756,576
Synnex Technology International Corp.	269,307	640,024
Taiwan Semiconductor Manufacturing Co., Ltd.	292,899	700,226
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,411	705,581
Unimicron Technology Corp.	470,945	873,955
Wistron Corp.	180,527	322,062

		5,502,651

Thailand — 4.7%
Bangkok Bank PCL	157,728	845,596
Banpu PCL	50,232	1,198,764
Kasikornbank PCL	187,956	747,207
Kasikornbank PCL, NVDR	123,221	477,140

		3,268,707

Turkey — 2.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,596	305,321
Haci Omer Sabanci Holding AS	137,284	551,089
Turkiye Garanti Bankasi AS	182,586	808,197

		1,664,607

United Kingdom — 2.1%
BHP Billiton PLC	23,233	924,308
SABMiller PLC	16,198	545,939

		1,470,247

Total Common Stocks (identified cost $47,010,398)		66,934,918

Preferred Stocks — 0.5%

Brazil — 0.5%
Usinas Siderurgicas de Minas Gerais S.A. (Usiminas)	29,426	336,035

Total Preferred Stocks (identified cost $372,425)		336,035

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Emerging Markets Equity Fund (continued)

Description	Principal Amount	Value

Short-Term Investments — 2.4%

Repurchase Agreement — 2.4%
Agreement with State Street Bank & Trust Co., 0.040%, dated 2/28/2011, to be repurchased at $1,675,190 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 12/15/2017, with a market value of $1,712,050 (at amortized cost)	$1,675,188	$ 1,675,188

Total Short-Term Investments (identified cost $1,675,188)		1,675,188

Total Investments — 98.6% (identified cost $49,058,011)		68,946,141
Other Assets and Liabilities — 1.4%		1,000,444

Total Net Assets — 100.0%		$69,946,585

Industry Division

Industry	Value	% of Total Net Assets
Auto Manufacturers	$1,582,001	2.3%
Banks	16,115,198	23.0
Beverages	851,260	1.2
Building Materials	1,860,083	2.7
Chemicals	1,812,548	2.6
Coal	3,407,335	4.9
Commercial Services	1,810,434	2.6
Computers	2,196,854	3.1
Diversified Financial Services	1,676,955	2.4
Electric	916,659	1.3
Electrical Components & Equipment	855,977	1.2
Electronics	2,270,555	3.2
Engineering & Construction	863,142	1.2
Environmental Control	700,998	1.0
Food	562,632	0.8
Healthcare-Products	1,319,021	1.9
Holding Companies-Diversified	551,089	0.8
Home Builders	778,634	1.1
Internet	2,165,220	3.1
Iron/Steel	1,193,943	1.7
Media	1,885,207	2.7
Metal Fabricate/Hardware	467,032	0.7
Mining	4,574,020	6.5
Oil & Gas	6,423,299	9.2
Real Estate	1,993,054	2.9
Retail	1,612,492	2.3
Semiconductors	3,333,662	4.8
Telecommunications	3,155,614	4.5

Total Common Stocks	66,934,918	95.7
Preferred Stocks	336,035	0.5
Repurchase Agreement	1,675,188	2.4

Total Investments	68,946,141	98.6
Other Assets and Liabilities	1,000,444	1.4

Total Net Assets	$69,946,585	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.7%
Consumer Staples	3.7
Energy	13.8
Financials	28.3
Healthcare	1.9
Industrials	3.5
Information Technology	15.5
Materials	13.0
Telecommunication Services	4.5
Utilities	1.3
Other Assets & Liabilities, Net	3.8

Total	100.0%

Ultra Short Tax-Free Fund

Description/Credit Ratings (7)	Principal Amount	Value
Municipals — 89.5%

Alabama — 1.9%
Alabama Board of Education, AMBAC, 5.375%, 10/1/2014 NR/A1; Call 3/31/2011	$ 50,000	$ 50,655
Alabama Public Housing Authorities, FSA, 3.875%, 1/1/2012 AA+/Aa2	50,000	50,583
Alabama Public School & College Authority, 5.000%, 2/1/2012 AA/Aa1; Call 3/31/2011	155,000	155,541
Chatom Industrial Development Board, 0.850%, 8/15/2014 A/A1; Call 3/2/2011 (3)	1,670,000	1,670,000
County of Jefferson, 5.400%, 9/1/2012 NR/NR; Call 3/31/2011	20,000	20,002
County of Pike, 2.000%, 10/1/2011 NR/Baa1	100,000	100,148
County of Pike, 2.000%, 10/1/2012 NR/Baa1	470,000	469,342
Gadsden Special Care Facilities Financing Authority, 4.500%, 7/1/2011 NR/NR; Call 3/31/2011	185,000	184,654
Health Care Authority for Baptist Health, ACG, 1.200%, 11/15/2037 AA+/Aa3; Call 3/4/2011 (3)	3,000,000	3,000,000
Lake Martin Area Industrial Development Authority, CNTY GTD, 5.000%, 11/1/2011 A/NR	450,000	455,269

		6,156,194

Alaska — 0.3%
Alaska Industrial Development & Export Authority, 3.500%, 4/1/2012 A/NR	270,000	275,632

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Alaska (continued)
Alaska Railroad Corp., NATL-RE, FGIC, 4.000%, 8/1/2011 A+/Aa3	$ 50,000	$ 50,603
State of Alaska, AMBAC, 4.450%, 7/15/2011 NR/WR	235,000	237,722
State of Alaska, AMBAC, 4.550%, 7/15/2012 NR/WR	100,000	103,887
State of Alaska, AMBAC, 4.600%, 7/15/2013 NR/WR; Call 7/15/2012	135,000	139,428

		807,272

Arizona — 2.5%
Arizona Health Facilities Authority, 5.000%, 1/1/2012 A+/NR	100,000	103,254
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015 NR/WR	50,000	51,419
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015 NR/WR	25,000	26,063
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013 NR/WR	500,000	531,355
Arizona Water Infrastructure Finance Authority, 4.000%, 10/1/2011 AAA/Aaa	25,000	25,509
City of Tolleson, AMBAC, 4.300%, 7/1/2011 NR/A1; Call 3/31/2011	25,000	25,067
County of Maricopa, 5.100%, 7/1/2011 NR/Aa2; Call 3/31/2011	270,000	273,537
County of Mohave, AGC, 3.250%, 4/1/2012 AA+/Aa3	65,000	66,663
County of Pima, AMBAC, 5.000%, 1/1/2012 NR/Aa3	25,000	25,761
Glendale Industrial Development Authority, 3.875%, 12/1/2012 BBB/NR	40,000	40,452
Maricopa County Elementary School District No. 2 Riverside, 3.000%, 7/1/2012 NR/A2	425,000	429,696
Maricopa County Unified School District No. 95 Queen Creek, NATL-RE FGIC, 3.500%, 7/1/2012 NR/A1	225,000	228,121
Pima County Industrial Development Authority, 6.250%, 7/1/2013 NR/Baa3; Call 7/1/2012	375,000	377,231
Pima County Unified School District No. 30 Sahuarita, 0.000%, 1/1/2012 A+/NR	93,000	91,047
Pima County Unified School District No. 30 Sahuarita, 0.000%, 7/1/2012 A+/NR	221,000	213,605
Pima County Unified School District No. 30 Sahuarita, 3.000%, 7/1/2012 A+/NR	900,000	914,454

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Puttable Floating Option Tax-Exempt Receipts, 0.580%, 2/1/2042 NR/Aa3; Call 2/1/2013 (3)	$ 3,360,000	$ 3,360,000
Scottsdale Industrial Development Authority, FSA, 0.490%, 9/1/2045 AA+/Aa3; Call 3/1/2011 (3)	975,000	975,000
Town of Gilbert, Transportation, NATL-RE FGIC, 5.000%, 7/1/2012 AA-/Aa3	50,000	52,624
University of Arizona, AMBAC, 3.500%, 6/1/2011 AA-/Aa3	50,000	50,361
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2011 A+/A1	200,000	202,288

		8,063,507

Arkansas — 0.3%
Conway Health Facilities Board, 2.000%, 8/1/2011 BBB+/NR	155,000	155,366
Conway Health Facilities Board, 2.750%, 8/1/2012 BBB+/NR	270,000	272,163
County of Pulaski, AGM, 3.000%, 3/1/2012 AA+/Aa3	200,000	203,248
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2011 NR/NR	100,000	100,323
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2012 NR/NR	100,000	100,375

		831,475

California — 3.9%
Anaheim Public Financing Authority, AMBAC, 4.000%, 10/1/2012 NR/WR	25,000	25,533
Antioch Area Public Facilities Financing Agency, NATL-RE, 4.250%, 8/1/2012 A/A1	100,000	103,996
Bay Area Governments Association, XLCA, 4.000%, 3/1/2012 A/A2	225,000	228,517
Burbank Unified School District, NATL-RE FGIC, 5.375%, 8/1/2013 AA-/WR; Call 8/1/2011	125,000	128,852
California Educational Facilities Authority, AMBAC, 0.000%, 9/1/2011 NR/Aa3	150,000	149,365
California Health Facilities Financing Authority, 5.000%, 11/15/2011 NR/A2	170,000	174,802
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2012 A-/WR	300,000	303,561
City & County of San Francisco, 5.000%, 6/15/2011 AA/Aa2; Call 3/31/2011	150,000	151,938

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

California (continued)
City of Santa Ana, AMBAC, 5.000%, 6/1/2012 NR/WR	$ 225,000	$ 229,698
Compton Unified School District, AMBAC, 0.000%, 6/1/2011 A/Aa3	300,000	299,160
Contra Costa Water District, AGM, 5.500%, 10/1/2013 AA+/Aa2; Call 10/1/2011	100,000	102,668
Delhi Unified School District, AMBAC, 0.000%, 8/1/2012 NR/WR	405,000	388,553
El Centro Financing Authority, 2.000%, 10/1/2011 A/NR	270,000	271,817
Fairfield-Suisun Unified School District, AMBAC, 5.000%, 8/15/2013 A-/Baa2	1,980,000	2,108,581
Folsom Public Financing Authority, 2.000%, 9/1/2011 A-/NR	600,000	597,102
Fresno Joint Powers Financing Authority, XLCA, 4.000%, 10/1/2014 AA-/A1; Call 3/31/2011	90,000	90,108
Gilroy Unified School District, 0.000%, 4/1/2013 SP-1+/MIG1	500,000	472,705
Hanford Joint Union High School District, 0.000%, 8/1/2011 A+/A1	125,000	124,305
Long Beach Bond Finance Authority, AMBAC, 4.500%, 11/1/2011 BBB/WR	150,000	151,338
Long Beach Bond Finance Authority, AMBAC, 5.000%, 8/1/2012 BBB/WR	100,000	102,294
Long Beach Bond Finance Authority, AMBAC, 5.500%, 11/1/2014 BBB/WR; Call 11/1/2011	100,000	102,527
Los Angeles Department of Water & Power, NATL-RE, 5.375%, 7/1/2012 BBB/Aa3e; Call 7/1/2011	25,000	25,415
Los Angeles Department of Water & Power, NATL-RE, 5.375%, 7/1/2012 AA-/Aa3; Call 7/1/2011	25,000	25,367
Los Angeles State Building Authority, 5.625%, 5/1/2011 BBB/A2	85,000	85,632
Midpeninsula Regional Open Space District, AMBAC, 3.250%, 9/1/2012 NR/WR	100,000	101,861
Mojave Unified School District School Facilities Improvement District No. 2, 0.000%, 6/1/2013 A+/SP-1+/NR	2,070,000	1,954,701
Montclair Redevelopment Agency, AMBAC, 4.250%, 9/1/2011 BBB/WR	100,000	100,423

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

California (continued)
Oakland Redevelopment Agency, NATL-RE FGIC, 5.500%, 9/1/2012 A-/WR	$ 1,165,000	$ 1,203,457
Oxnard Union High School District, NATL-RE, 5.250%, 2/1/2012 A+/Baa1	50,000	51,372
Plumas Unified School District, 3.900%, 8/1/2012 BBB/Baa1	25,000	25,229
Port of Oakland, FGIC, 4.000%, 11/1/2013 A/A2; Call 11/1/2012	25,000	25,725
Richmond Joint Powers Financing Authority, AGC, 3.500%, 8/1/2011 AA+/Aa3	100,000	101,031
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2012 BBB/Baa1	100,000	103,748
Sacramento Unified School District, NATL-RE FGIC, 5.000%, 7/1/2014 BBB/Aa2; Call 7/1/2011	50,000	51,124
San Joaquin County Transportation Authority, 5.000%, 4/1/2011 SP-1+/NR	570,000	571,938
San Jose Redevelopment Agency, NATL-RE, 4.000%, 8/1/2011 A-/A2; Call 3/31/2011	25,000	25,164
Savanna Elementary School District, 4.000%, 5/1/2012 A+/SP-1+/NR	1,000,000	1,026,550
Sierra View Local Health Care District, 4.100%, 7/1/2011 NR/NR	130,000	130,720
State of California, 3.700%, 4/1/2011 A-/A1; Call 3/31/2011	100,000	100,207
State of California, 4.500%, 4/1/2012 A-/A1; Call 3/31/2011	200,000	200,542
State of California, NATL-RE FGIC, 4.500%, 2/1/2014 A-/A2; Call 3/31/2011	100,000	100,194
Sunol Glen Unified School District, NATL-RE, 5.000%, 7/1/2011 NR/A1	125,000	125,370
Sweetwater Union High School District, NATL-RE, 4.100%, 8/1/2011 A+/Aa3	20,000	20,297
Westlands Water District, 4.000%, 9/1/2012 A+/Baa1	50,000	52,219

		12,515,706

Colorado — 5.7%
City of Colorado Springs, AMBAC, 2.744%, 12/15/2024 A-/A3 (3)	4,150,000	4,150,000
Colorado Educational & Cultural Facilities Authority, 0.540%, 4/1/2037 BBB+/A-2/NR; Call 3/3/2011 (3)	1,250,000	1,250,000
Colorado Educational & Cultural Facilities Authority, 2.375%, 3/1/2013 A/NR	150,000	149,696

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, 2.400%, 12/1/2012 NR/NR	$ 240,000	$ 239,222
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2012 A/A3	200,000	204,132
Colorado Health Facilities Authority, NATL-RE, 6.000%, 10/1/2011 NR/A2	300,000	308,244
Colorado Water Resources & Power Development Authority, 4.250%, 1/1/2012 BBB/Baa1	135,000	138,051
Cornerstar Metropolitan District, 0.660%, 12/1/2037 A/A-1/NR; Call 3/1/2011 (3)	2,000,000	2,000,000
Cottonwood Water & Sanitation District, AMBAC, 5.000%, 12/1/2011 NR/WR	140,000	143,441
Denver Urban Renewal Authority, 1.000%, 9/1/2017 NR/A3/VMIG2; Call 3/2/2011 (3)	100,000	100,000
E-470 Public Highway Authority, NATL-RE, 4.000%, 9/1/2011 BBB/Baa1	50,000	50,411
Eagle Bend Metropolitan District No. 2, RADIAN, 4.500%, 12/1/2012 A-/NR	50,000	50,549
Grand Junction Downtown Development Authority, 3.000%, 12/15/2012 NR/NR	160,000	158,296
Little Thompson Water District, 3.500%, 12/1/2013 NR/A2; Call 12/1/2012	40,000	40,801
Park Creek Metropolitan District, 0.580%, 6/1/2011 NR/Aa3 (3)	2,995,000	2,995,000
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2012 NR/WR	50,000	51,694
SCA Tax Exempt Trust, FSA, 0.580%, 1/1/2030 AAA/A-1/NR (3)	5,795,000	5,795,000
State of Colorado, 0.000%, 3/1/2012 AA-/Aa3	300,000	296,247
Washington County School District R-3, 5.100%, 12/1/2012 AA-/NR; Call 3/31/2011	55,000	55,158
Widefield Water & Sanitation District, NATL-RE, 3.250%, 12/1/2011 BBB/Baa1	100,000	101,140

		18,277,082

Connecticut — 0.5%
City of Ansonia, NATL-RE FGIC, 4.500%, 10/15/2012 A+/A1; Call 3/31/2011	20,000	20,252
City of Bridgeport, AMBAC, 6.250%, 3/1/2012 NR/A1	275,000	287,510

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Connecticut (continued)
Puttable Floating Option Tax-Exempt Receipts, 0.580%, 7/1/2037 NR/Aa3 (3)	$ 1,000,000	$ 1,000,000
Town of Madison, 4.500%, 6/15/2013 NR/Aaa; Call 6/15/2011	50,000	50,599
Town of Vernon, AGM, 3.000%, 9/15/2011 NR/Aa2; Call 3/31/2011	100,000	100,137

		1,458,498

Delaware — 1.6%
Puttable Floating Option Tax-Exempt Receipts, 0.950%, 9/15/2037 NR/NR; Call 3/2/2011 (3)	5,000,000	5,000,000

Florida — 9.5%
Broward County Educational Facilities Authority, 1.000%, 4/1/2022 A+/A-1/NR; Call 3/2/2011 (3)	750,000	750,000
Citizens Property Insurance Corp., 2.010%, 6/1/2013 A+/A2 (3)	2,000,000	2,001,520
Citizens Property Insurance Corp., BHAC-CR NATL-RE, 5.000%, 3/1/2012 AA+/Aa1	185,000	191,573
City of Cape Coral, 2.000%, 10/1/2011 NR/A2	605,000	606,349
City of Gulf Breeze, 3.000%, 12/1/2012 NR/NR; Call 5/1/2011 (3)	10,000,000	9,979,500
City of Leesburg, 5.000%, 7/1/2012 BBB+/Baa1	110,000	112,955
City of Ocala, AMBAC, 3.400%, 10/1/2012 NR/WR	150,000	153,315
City of Palm Bay, NATL-RE FGIC, 3.250%, 10/1/2012 A/Aa3	100,000	102,765
City of Sarasota, AMBAC, 0.000%, 11/1/2011 NR/WR	145,000	143,470
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013 BBB/Baa1; Call 3/31/2011	440,000	441,773
County of Brevard, AMBAC, 4.100%, 9/1/2011 NR/WR	140,000	141,723
County of Broward, 5.000%, 10/1/2011 A+/A1	125,000	127,558
County of Clay, AMBAC, 3.000%, 6/1/2012 NR/A2	345,000	350,924
County of Escambia, 1.750%, 6/15/2012 A/A3 (3)	1,000,000	1,003,160
County of Lee, AMBAC, 5.500%, 10/1/2014 A-/A3; Call 10/1/2011	200,000	203,812
County of Miami-Dade, XLCA, 4.000%, 10/1/2015 A+/Aa2	150,000	162,171
County of St. Lucie, AMBAC, 4.250%, 10/1/2011 NR/WR	100,000	101,967
County of Volusia, General, AGM, 3.500%, 12/1/2013 NR/Aa3; Call 3/31/2011	50,000	50,580

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Florida (continued)
First Florida Governmental Financing Commission, AMBAC, 3.900%, 7/1/2011 NR/Aa3	$ 50,000	$ 50,428
Florida Department of Corrections, AMBAC, 3.300%, 3/1/2012 NR/WR	200,000	202,330
Florida Higher Educational Facilities Financial Authority, 3.000%, 7/1/2012 A-/NR	250,000	253,947
Florida Municipal Power Agency, 0.540%, 10/1/2030 NR/Aa2; Call 3/1/2011 (3)	5,600,000	5,600,000
Florida Rural Utility Financing Commission, 3.500%, 11/1/2011 NR/MIG1; Call 3/31/2011	260,000	260,023
Florida State Board of Education, 5.250%, 10/1/2013 BBB/A2; Call 3/31/2011	180,000	182,293
Florida State Board of Education, AMBAC, 5.500%, 7/1/2015 AAA/A1; Call 7/1/2011	525,000	539,054
Florida State Board of Education, NATL-RE FGIC, 5.000%, 7/1/2017 AAA/A1; Call 7/1/2012	150,000	160,391
Florida State Board of Education, NATL-RE FGIC, 5.500%, 7/1/2012 AAA/A1	270,000	286,168
Hillsborough County Aviation Authority, AMBAC, 4.000%, 10/1/2011 A+/Aa3	150,000	152,831
Lee County, MBIA, 2.875%, 10/1/2011 NR/Aa3	50,000	50,594
Martin County Industrial Development Authority, 1.000%, 10/1/2016 NR/A3/VMIG2; Call 3/2/2011 (3)	1,585,000	1,585,000
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014 AA+/Aa3	150,000	164,720
Orange County Health Facilities Authority, 4.000%, 10/1/2013 A/A2	220,000	229,981
Orange County Health Facilities Authority, 5.000%, 10/1/2011 A/A2	555,000	566,777
Orange County Health Facilities Authority, 5.000%, 10/1/2012 A/A2	500,000	525,815
Palm Beach County School District, AMBAC, 4.300%, 8/1/2011 AA-/Aa3	100,000	101,287
Palm Beach County School District, FGIC, 5.000%, 8/1/2011 AA-/WR (3)	50,000	50,818
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015 AA-/Aa3	100,000	104,617

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Florida (continued)
Polk County School Board, AGM, 4.500%, 1/1/2012 AA+/Aa3; Call 3/31/2011	$ 250,000	$ 253,197
Polk County School District, AGM, 4.500%, 10/1/2012 AA+/Aa3	25,000	26,326
Polk County School District, NATL-RE, 5.000%, 10/1/2013 A+/Baa1	145,000	153,955
Reedy Creek Improvement District, 5.250%, 10/1/2011 A-/A1	245,000	251,125
South Broward Hospital District, 5.000%, 5/1/2012 AA-/Aa3	500,000	517,645
St. Lucie County School Board, NATL-RE FGIC, 5.000%, 10/1/2012 A/A2	855,000	898,460
University South Florida Foundation, Inc., 1.000%, 10/1/2022 NR/A3/VMIG2; Call 3/2/2011 (3)	200,000	200,000
Volusia County School Board, AGM, 5.250%, 10/1/2013 AA+/Aa3	235,000	248,616

		30,241,513

Georgia — 1.4%
City of Atlanta, NATL-RE, 5.000%, 1/1/2012 A+/A1	150,000	154,464
Clayton County Housing Authority, FNMA, 4.350%, 12/1/2011 AAA/NR (3)	195,000	196,112
East Point Building Authority, XLCA, 4.000%, 2/1/2013 NR/WR	35,000	35,268
Gainesville & Hall County Development Authority, 5.000%, 11/15/2011 BBB+/NR	220,000	223,553
Gainesville & Hall County Development Authority, 5.000%, 11/15/2012 BBB+/NR	230,000	237,946
Georgia Housing & Finance Authority, 4.100%, 6/1/2011 AAA/NR	25,000	25,151
Gwinnett County Hospital Authority, AGM, 3.000%, 7/1/2011 NR/Aa3	100,000	100,774
Henry County Hospital Authority, AMBAC, 5.750%, 7/1/2011 AA/Aa1; Call 3/31/2011	1,020,000	1,035,800
Macon-Bibb County Urban Development Authority, 1.000%, 11/1/2015 BBB+/A-2/NR; Call 3/2/2011 (3)	705,000	705,000
Savannah Economic Development Authority, 0.850%, 3/1/2018 NR/A3/VMIG2; Call 3/2/2011 (3)	1,860,000	1,860,000

		4,574,068

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Hawaii — 0.1%
Hawaii State Department of Budget & Finance, 5.250%, 7/1/2013 BBB+/A3; Call 4/15/2011	$ 160,000	$ 160,210

Illinois — 8.8%
Central Lake County Joint Action Water Agency, AMBAC, 5.250%, 5/1/2016 NR/Aa2; Call 5/1/2013	125,000	132,973
Chicago Public Building Commission, AMBAC, 4.000%, 3/1/2012 A/A1	100,000	101,890
Chicago Transit Authority, AMBAC, 4.000%, 6/1/2012 A/A1	150,000	153,647
City of Berwyn, AMBAC, 4.000%, 12/1/2011 NR/WR	750,000	761,235
City of Berwyn, AMBAC, 5.000%, 12/1/2013 NR/WR	1,730,000	1,826,984
City of Carbondale, AMBAC, 4.500%, 12/1/2011 NR/WR	515,000	525,032
City of Chicago, NATL-RE, 5.000%, 1/1/2013 A+/Aa3	200,000	209,936
Cook & Du Page Counties Combined School District No. 113A-Lemont, NATL-RE FGIC, 0.000%, 12/1/2011 NR/WR	35,000	34,417
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013 NR/WR	500,000	523,460
Cook County School District No. 149 Dolton, AMBAC, 0.000%, 12/1/2012 NR/WR	300,000	290,919
Cook County School District No. 157 Hoover Schrum Memorial, AGM, 5.250%, 5/1/2013 NR/Aa3; Call 5/1/2012	515,000	532,654
Cook County School District No. 30 Northbrook-Glenview, NATL-RE, 0.000%, 11/1/2012 NR/Baa1	955,000	919,550
Illinois Department of Central Management Services, AMBAC, 5.100%, 7/1/2011 NR/WR; Call 3/31/2011	100,000	100,269
Illinois Finance Authority, 1.450%, 10/3/2011 BBB/A-2/NR (3)	1,100,000	1,096,183
Illinois Finance Authority, 3.875%, 5/1/2012 AA/A-1+/Aa2 (3)	900,000	924,075
Illinois Finance Authority, 5.250%, 5/15/2012 NR/NR	750,000	751,035
Illinois Finance Authority, 5.250%, 6/1/2013 BBB/Baa1; Call 3/31/2011	175,000	175,522
Illinois Finance Authority, 5.375%, 3/1/2011 BBB/Baa1	75,000	75,000
Illinois Finance Authority, AMBAC, 5.100%, 8/15/2011 NR/WR; Call 3/31/2011	90,000	90,204
Illinois Finance Authority, AMBAC, 5.500%, 8/1/2011 BBB/Baa2; Call 3/31/2011	225,000	225,583

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Finance Authority, XLCA, 3.500%, 4/1/2011 NR/A3 (3)	$ 150,000	$ 150,372
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015 A/WR	50,000	53,335
Illinois Housing Development Authority, 4.000%, 1/1/2012 A+/A1	860,000	870,268
Illinois Housing Development Authority, 4.000%, 7/1/2012 A+/A1	225,000	229,286
Illinois Housing Development Authority, 4.100%, 1/1/2013 A+/A1	280,000	286,986
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014 A+/A1; Call 7/1/2013	145,000	149,148
Kane & DeKalb Counties Community Unit School District No. 301 Burlington, AMBAC, 0.000%, 12/1/2012 NR/WR	100,000	94,629
Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2012 NR/Baa1	425,000	445,485
Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2013 NR/Baa1	465,000	512,565
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2012 NR/WR	160,000	155,202
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013 NR/WR	450,000	417,820
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015 NR/WR	200,000	166,580
Macon County School District No. 61, 4.800%, 12/1/2011 NR/A1	65,000	66,669
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016 NR/WR	475,000	365,156
McLean & Dewitt Counties Community Unit School District No. 4, FSA, 5.250%, 12/1/2011 NR/Aa3	195,000	200,862
Railsplitter Tobacco Settlement Authority, 3.000%, 6/1/2012 A/NR	400,000	403,900
Railsplitter Tobacco Settlement Authority, 4.000%, 6/1/2012 A/NR	250,000	255,487
Regional Transportation Authority, NATL-RE FGIC, 7.750%, 6/1/2011 AA/Aa3	1,750,000	1,777,755
St. Clair County School District No. 118 Belleville, RADIAN, 0.000%, 12/1/2011 NR/NR	185,000	183,170
State of Illinois, 3.250%, 10/1/2033 A+/A-1/A1/VMIG3; Call 3/2/2011 (3)	5,000,000	5,000,000
State of Illinois, 5.000%, 1/1/2012 A+/A1	100,000	102,390
State of Illinois, 5.250%, 10/1/2015 A+/A1; Call 10/1/2012	100,000	102,120
State of Illinois, AGM, 5.375%, 10/1/2012 AA+/Aa3	400,000	419,964
State of Illinois, FSA, 5.500%, 12/15/2014 NR/Aa3; Call 3/31/2011	200,000	200,644

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
State of Illinois, NATL-RE, 5.500%, 8/1/2017 A+/A1; Call 8/1/2012	$ 1,925,000	$ 1,954,895
Town of Cicero, XLCA, 5.000%, 1/1/2012 NR/WR	100,000	101,004
Town of Cicero, XLCA, 5.000%, 1/1/2013 NR/WR	235,000	238,882
Town of Cicero, XLCA, 5.000%, 1/1/2014 NR/WR	210,000	213,858
University of Illinois, AMBAC, 5.000%, 8/15/2011 NR/WR	50,000	50,741
University of Illinois, AMBAC, 5.000%, 10/1/2012 AA-/Aa2	250,000	261,987
Village of Cary, RADIAN, 4.400%, 3/1/2016 NR/NR	510,000	501,876
Village of Glenwood, AGM, 2.500%, 12/1/2012 NR/Aa3	170,000	170,517
Village of Glenwood, AGM, 3.000%, 12/1/2013 NR/Aa3	140,000	141,434
Village of Glenwood, AGM, 3.000%, 12/1/2014 NR/Aa3	165,000	165,170
Village of Melrose Park, NATL-RE, 9.000%, 12/15/2011 NR/Baa1	110,000	115,744
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014 NR/WR	100,000	84,473
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014 A/NR; Call 12/1/2012	75,000	77,724
Village of Villa Park, AMBAC, 3.100%, 12/15/2013 NR/WR; Call 4/12/2011	410,000	411,218
Whiteside County Community Unit School District No. 6 Morrison, NATL-RE, 0.000%, 12/1/2011 BBB/Baa1	145,000	142,679
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2012 NR/WR	1,165,000	1,145,777
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2012 A+/WR	100,000	96,780

		27,935,120

Indiana — 2.8%
City of Carmel, AMBAC, 3.850%, 5/1/2013 NR/WR; Call 5/1/2011	150,000	150,335
City of Fort Wayne, NATL-RE FGIC, 5.000%, 8/1/2011 A/Aa3; Call 3/31/2011	215,000	215,722
City of Greenwood, 4.000%, 10/1/2014 BBB+/NR	100,000	101,095
City of Indianapolis, NATL-RE, 5.500%, 10/1/2015 A/A2; Call 10/1/2011	150,000	155,979
City of Lawrence, 4.000%, 1/1/2012 A+/NR	135,000	137,934
City of Mishawaka, 2.500%, 3/1/2012 A+/NR	235,000	237,545
Clarksville High School Building Corp., NATL-RE FGIC, 4.500%, 7/15/2012 AA+/WR	100,000	104,361

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Indiana (continued)
Delta-Eaton School Building Corp., NATL-RE, 5.000%, 7/15/2015 AA+/Baa1; Call 7/15/2013	$ 200,000	$ 211,698
Elkhart County Hospital Authority, 4.750%, 8/15/2011 NR/A1; Call 3/31/2011	140,000	140,329
Gary Sanitation District, RADIAN, 5.000%, 2/1/2012 NR/NR	1,060,000	1,068,501
Indiana Finance Authority, 3.000%, 12/1/2011 AA/Aa2	645,000	654,540
Indiana Finance Authority, 3.000%, 7/1/2012 NR/A3	100,000	101,579
Indiana Finance Authority, 3.000%, 7/1/2013 NR/A3	250,000	252,918
Indiana Finance Authority, 5.000%, 11/1/2011 NR/Aa3	500,000	512,130
Indiana Finance Authority, CIFG, 5.000%, 7/1/2012 NR/A2	100,000	104,393
Indiana Health Facility Financing Authority, 5.000%, 6/1/2012 NR/Aa2	850,000	890,740
Indiana Municipal Power Agency, NATL-RE, 6.000%, 1/1/2013 A+/A1	200,000	217,720
Indiana Port Commission, 4.100%, 5/1/2012 A/NR	1,000,000	1,025,590
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.000%, 7/1/2012 AA-/A1	765,000	805,254
Marion County Convention & Recreational Facilities Authority, NATL-RE, 5.500%, 6/1/2012 BBB/Baa1; Call 6/1/2011	200,000	201,838
Mount Vernon of Hancock County Multi-School Building Corp., 5.000%, 1/15/2013 A+/Baa1	250,000	264,142
St. Joseph County Hospital Authority, 4.750%, 8/15/2012 AA-/Baa1; Call 3/31/2011	350,000	350,994
St. Joseph County Redevelopment District, 2.000%, 1/15/2012 A+/A1	100,000	100,282
Zionsville Middle School Building Corp., AMBAC, 4.850%, 7/5/2014 NR/WR; Call 7/5/2011	1,000,000	1,008,450

		9,014,069

Iowa — 0.6%
Ballard Community School District, 3.000%, 7/1/2011 A/NR	660,000	663,907
Dubuque Community School District, 2.750%, 7/1/2011 NR/NR	950,000	952,043
Fort Madison Community School District, 3.000%, 7/1/2011 A+/NR	200,000	201,192
Kirkwood Community College, 3.000%, 6/1/2012 AA-/Aa2	190,000	193,568
Marshalltown Community School District, 5.000%, 5/1/2011 NR/Baa1	50,000	50,240

		2,060,950

Kansas — 0.3%
City of Olathe, 4.125%, 3/1/2013 A+/NR; Call 3/1/2012 (3)	700,000	711,242
Kansas Development Finance Authority, 5.250%, 11/15/2011 NR/A2 (3)	150,000	152,302

		863,544

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Kentucky — 1.3%
County of Mason, 0.850%, 10/15/2014 A/A-1/WR; Call 3/2/2011 (3)	$ 3,200,000	$ 3,200,000
Kentucky Economic Development Finance Authority, 3.000%, 5/1/2011 AA-/NR	425,000	426,283
Kentucky Economic Development Finance Authority, 4.000%, 5/1/2012 AA-/NR	350,000	360,315
Kentucky Interlocal School Transportation Association, 3.500%, 3/1/2011 NR/Aa2	50,000	50,000

		4,036,598

Louisiana — 4.4%
City of New Orleans, FGIC, 5.000%, 6/1/2011 BBB-/A3; Call 3/31/2011	100,000	100,264
City of New Orleans, FGIC, 5.125%, 12/1/2012 NR/A3	150,000	157,226
City of New Orleans, FGIC, 6.500%, 12/1/2011 BBB/A3	425,000	438,885
Jefferson Sales Tax District, AMBAC, 5.250%, 12/1/2014 A+/WR; Call 12/1/2011	1,015,000	1,035,797
Louisiana Public Facilities Authority, 0.250%, 8/1/2043 A/A-1/NR; Call 3/2/2011 (3)	2,000,000	2,000,000
Louisiana Public Facilities Authority, 0.270%, 5/1/2042 A/A-1/A2/P-1; Call 3/2/2011 (3)	1,000,000	1,000,000
Louisiana Public Facilities Authority, 0.300%, 8/1/2050 A/A-1/A2/P-1 (3)	2,000,000	2,000,000
Louisiana Public Facilities Authority, 0.600%, 8/1/2049 A/A-1/A2/P-1; Call 3/2/2011 (3)	3,000,000	3,000,000
Louisiana Public Facilities Authority, 7.000%, 12/1/2011 BBB/Baa2; Call 12/1/2011 (3)	100,000	103,741
Louisiana Public Facilities Authority, CIFG, 5.000%, 7/1/2011 NR/Baa2	75,000	75,416
Louisiana State Citizens Property Insurance Corp., AGC, 3.000%, 6/1/2011 AA+/Aa3	990,000	993,930
New Orleans Audubon Commission, AGM, 5.250%, 10/1/2014 AA+/Aa3; Call 10/1/2011	420,000	435,725
Parish of Jefferson, AMBAC, 5.000%, 11/1/2011 A+/Aa3	130,000	133,452
Plaquemines Parish School Board, AMBAC, 4.650%, 3/1/2012 NR/WR; Call 3/31/2011	785,000	794,412
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2012 BBB/WR	150,000	139,617
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015 BBB/WR	275,000	222,524
State of Louisiana, 1.010%, 6/1/2013 AA/Aa2; Call 12/1/2012 (3)	1,000,000	1,002,500

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Terrebonne Parish Hospital Service District No. 1, 4.000%, 4/1/2013 A/A2	$ 250,000	$ 258,675
West Ouachita Parish School District, 4.400%, 9/1/2011 AA-/Baa1; Call 3/31/2011	25,000	25,313

		13,917,477

Maryland — 0.9%
City of Baltimore, NATL-RE, 5.375%, 9/1/2012 BBB/Baa1; Call 3/31/2011	40,000	40,092
County of Anne Arundel, FHLMC, 2.125%, 1/1/2013 AAA/NR; Call 3/31/2011	700,000	700,154
Maryland Community Development Administration, 3.900%, 9/1/2011 NR/Aa2	230,000	232,995
Maryland Health & Higher Educational Facilities Authority, 0.800%, 9/1/2034 NR/A3/VMIG2; Call 3/2/2011 (3)	1,190,000	1,190,000
Maryland Health & Higher Educational Facilities Authority, 1.000%, 9/1/2024 NR/A3; Call 3/2/2011 (3)	515,000	515,000
Maryland State Transportation Authority, NATL-RE FGIC, 0.000%, 7/1/2011 AA-/Aa3	50,000	49,781

		2,728,022

Massachusetts — 0.7%
Massachusetts Development Finance Agency, 5.000%, 1/1/2012 A-/NR	125,000	128,123
Massachusetts Health & Educational Facilities Authority, AGC, 3.000%, 11/15/2011 AA+/NR	450,000	454,361
Massachusetts Housing Finance Agency, 3.950%, 6/1/2011 AA/Aa2 (3)	30,000	30,036
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.000%, 7/1/2011 A+/A3	300,000	303,762
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.000%, 7/1/2011 A/A3	100,000	101,254
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.000%, 7/1/2011 A/A3	425,000	430,330
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.250%, 7/1/2014 A-/A3; Call 1/1/2012	165,000	170,387
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.250%, 7/1/2015 A-/A3; Call 1/1/2012	650,000	672,041

		2,290,294

Michigan — 3.3%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2012 BBB/WR	250,000	252,275
Allen Park Public School District, Q-SBLF, 3.500%, 5/1/2011 AA-/Aa2	100,000	100,502

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2012 NR/Aa2; Call 5/1/2011	$ 200,000	$ 201,376
Charter Township of Redford, AMBAC, 4.800%, 4/1/2015 A/WR; Call 4/1/2011	275,000	275,632
City of Battle Creek, AMBAC, 5.000%, 5/1/2014 AA-/Aa3	25,000	27,206
City of Detroit, NATL-RE, 5.000%, 7/1/2012 A/A2	850,000	882,427
City of Detroit, NATL-RE, 5.000%, 7/1/2012 A/A2	1,000,000	1,038,150
City of Detroit, NATL-RE, 5.400%, 7/1/2011 BBB/A1	160,000	162,150
City of Detroit, NATL-RE, 5.500%, 7/1/2013 A+/A1 (3)	625,000	664,494
City of Grand Haven, NATL-RE, 5.250%, 7/1/2011 BBB/Baa1	160,000	162,008
City of Marquette, AMBAC, 4.000%, 5/1/2013 NR/WR	200,000	202,098
County of Grand Traverse, NATL-RE, 4.100%, 5/1/2013 AA/Aa2; Call 5/1/2011	100,000	100,436
Detroit City School District, AGM, 5.000%, 5/1/2013 AA+/Aa2	1,000,000	1,038,530
Detroit Downtown Development Authority, NATL-RE, 5.250%, 7/1/2011 A-/Baa1; Call 3/31/2011	355,000	355,504
Eastern Michigan University, AMBAC, 6.000%, 6/1/2012 NR/A1; Call 3/31/2011	200,000	202,542
Eaton Rapids Building Authority, 3.000%, 3/1/2011 A+/NR	170,000	170,000
Eaton Rapids Building Authority, 3.000%, 3/1/2012 A+/NR	195,000	197,566
Garden City School District, Q-SBLF, 4.300%, 5/1/2011 AA-/Aa2	30,000	30,159
Howell Public Schools, Q-SBLF, 5.250%, 5/1/2014 AA-/Aa2; Call 5/1/2011	375,000	377,524
Kent Hospital Finance Authority, 4.000%, 7/15/2011 AA/Aa3	25,000	25,321
Michigan Municipal Bond Authority, AGM, 5.000%, 6/1/2013 AA+/Aa3	250,000	261,595
Michigan Municipal Bond Authority, AMBAC, 4.450%, 11/1/2011 NR/WR	50,000	50,088
Michigan Municipal Bond Authority, AMBAC, 4.500%, 5/1/2015 NR/WR; Call 5/1/2012	250,000	252,270
Michigan Municipal Bond Authority, AMBAC, 4.700%, 11/1/2013 NR/WR; Call 3/31/2011	50,000	50,115
Michigan Municipal Bond Authority, AMBAC, 5.500%, 11/1/2012 NR/WR; Call 3/31/2011	100,000	100,210

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Michigan State Building Authority, AMBAC, 5.000%, 10/15/2011 A+/Aa3 (3)	$ 1,450,000	$ 1,478,753
Michigan State Hospital Finance Authority, 5.000%, 5/1/2012 AA-/A-1+/Aa2 (3)	150,000	157,050
Mona Shores Public Schools, Q-SBLF, 3.900%, 5/1/2014 AA-/Aa2; Call 5/1/2012	385,000	394,109
Muskegon County Building Authority, NATL-RE FGIC, 4.450%, 5/1/2013 AA/Aa3; Call 11/1/2011	300,000	305,316
Oakland University, Higher Education, AMBAC, 5.000%, 5/15/2012 NR/A1	25,000	26,220
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014 AA+/Aa3	400,000	428,684
Southeastern Oakland County, 4.250%, 7/1/2015 AA+/A1; Call 7/1/2013	55,000	56,960
State of Michigan, NATL-RE, 4.250%, 9/1/2011 BBB/Baa1 (3)	400,000	403,536
Taylor Tax Increment Finance Authority, FSA, 5.500%, 5/1/2012 AA+/Aa3; Call 5/1/2011	100,000	100,764
Utica Community Schools, Q-SBLF, 4.600%, 5/1/2014 AA/Aa2; Call 5/1/2011	25,000	25,171
Wyoming Public Schools, NATL-RE, FGIC, 4.000%, 5/1/2011 A+/Aa3	10,000	10,052

		10,566,793

Minnesota — 2.2%
City of Hutchinson, 2.500%, 4/1/2012 NR/NR; Call 1/1/2012	2,000,000	2,001,140
City of Mounds View, 2.000%, 12/15/2011 NR/NR (3)	4,000,000	4,000,000
City of St. Louis Park, 5.500%, 7/1/2011 A/NR	250,000	253,208
Clearbrook-Gonvick Independent School District No. 2311, 4.850%, 2/1/2018 AAA/NR; Call 2/1/2012	170,000	175,826
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014 BBB+/A3; Call 12/1/2013	15,000	15,448
Minnesota Agricultural & Economic Development Board, AGC, 4.000%, 2/15/2012 AA+/NR	500,000	513,135

		6,958,757

Mississippi — 0.1%
Mississippi Gulf Coast Regional Wastewater Authority, NATL-RE, 5.000%, 7/1/2011 NR/Baa1	100,000	101,374

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Mississippi (continued)
University of Southern Mississippi, AGC, 2.000%, 9/15/2011 AA+/NR	$ 75,000	$ 75,203
University of Southern Mississippi, AGC, 3.000%, 9/15/2012 AA+/NR	85,000	86,445

		263,022

Missouri — 4.1%
City of Branson, 3.000%, 1/1/2013 A/NR	130,000	132,461
City of Liberty, NATL-RE, 4.600%, 10/1/2014 BBB/Baa1; Call 10/1/2012	185,000	192,080
City of St. Louis, AGM, 5.000%, 7/1/2014 AA+/Aa3	150,000	162,849
City of St. Louis, AMBAC, 5.000%, 2/15/2012 NR/Aa3	25,000	26,013
City of St. Louis, NATL-RE FGIC, 5.125%, 7/1/2011 BBB/Baa1; Call 3/31/2011	500,000	501,530
City of St. Louis, NATL-RE FGIC, 5.125%, 7/1/2012 BBB/Baa1; Call 3/31/2011	75,000	75,169
Grundy County Industrial Development Authority, 3.550%, 9/1/2012 NR/NR	50,000	50,094
Kansas City Industrial Development Authority, 4.000%, 9/1/2013 NR/NR	1,150,000	1,158,418
Kansas City School District Building Corp., FGIC, 5.000%, 2/1/2013 NR/WR	600,000	618,834
Missouri Development Finance Board, 3.000%, 4/1/2011 A-/NR	130,000	130,129
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2012 BBB/Baa1	60,000	60,927
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2013 BBB/Baa1	355,000	367,265
Missouri State Health & Educational Facilities Authority, 1.750%, 12/1/2036 A+/A2; Call 3/4/2011 (3)	3,075,000	3,075,000
Missouri State Health & Educational Facilities Authority, 2.000%, 5/15/2011 A+/NR	340,000	340,510
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2012 BBB+/NR	320,000	320,534
Missouri State Health & Educational Facilities Authority, 3.000%, 5/15/2012 A+/NR	500,000	508,100

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2013 BBB+/NR	$ 700,000	$ 698,418
Missouri State Health & Educational Facilities Authority, AMBAC, 1.695%, 12/1/2036 A+/A2; Call 3/7/2011 (3)	775,000	775,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.695%, 12/1/2030 A+/A2; Call 3/2/2011 (3)	950,000	950,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.700%, 12/1/2030 A+/A2; Call 3/1/2011 (3)	2,300,000	2,300,000
SCA Tax Exempt Trust, FSA, 0.580%, 1/1/2030 AAA/A-1/NR (3)	485,000	485,000

		12,928,331

Montana — 0.2%
Gallatin County Rural Improvement District, 3.000%, 7/1/2012 NR/NR	50,000	49,921
Gallatin County Rural Improvement District, 3.500%, 7/1/2013 NR/NR	130,000	128,905
Montana Board of Housing, 4.250%, 12/1/2012 AA+/Aa1; Call 12/1/2011	65,000	65,044
Montana Facility Finance Authority, 2.300%, 7/1/2012 NR/NR	400,000	397,868

		641,738

Nebraska — 0.1%
Douglas County Hospital Authority No. 2, 3.000%, 1/1/2012 NR/NR	100,000	100,552
Lancaster County Hospital Authority No. 1, 3.000%, 1/1/2012 NR/NR	250,000	251,380

		351,932

Nevada — 1.0%
City of Henderson, 4.000%, 7/1/2012 A/A2	225,000	231,341
City of North Las Vegas, AMBAC, 3.875%, 12/1/2011 BBB+/WR	90,000	89,432
Clark County School District, NATL-RE FGIC, 5.375%, 6/15/2013 AA/Aa2; Call 6/15/2011	325,000	338,874
Clark County School District, NATL-RE FGIC, 5.375%, 6/15/2014 AA/Aa2; Call 6/15/2011	200,000	208,390
County of Clark, 5.000%, 7/1/2012 A/A1	1,105,000	1,152,504
County of Clark, AMBAC, 4.000%, 7/1/2011 A+/Aa3	150,000	151,362
County of Clark, AMBAC, 4.000%, 12/1/2012 AA+/Aa1	25,000	26,116
Henderson Redevelopment Agency, AMBAC, 4.750%, 10/1/2011 BBB+/WR	400,000	404,892

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Nevada (continued)
North Las Vegas Special Assessment District No. 63, AMBAC, 4.000%, 11/1/2012 A+/Aa2; Call 5/1/2011	$ 45,000	$ 46,518
Reno Redevelopment Agency, NATL-RE, 5.000%, 9/1/2012 BBB/Baa1; Call 3/31/2011	25,000	25,065
Sparks Redevelopment Agency, 4.000%, 1/15/2012 A-/NR	500,000	504,615

		3,179,109

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014 A/NR	410,000	419,938
New Hampshire University System, 2.000%, 7/15/2012 A/NR (5)(6)	915,000	914,872
New Hampshire University System, 2.250%, 7/15/2013 A/NR (5)(6)	385,000	379,633

		1,714,443

New Jersey — 1.8%
City of Pleasantville, NATL-RE, 4.500%, 10/1/2011 NR/A2; Call 3/17/2011	150,000	150,245
New Jersey Economic Development Authority, 4.400%, 11/1/2034 NR/A2/VMIG1; Call 4/1/2011 (3)	4,725,000	4,725,000
New Jersey Economic Development Authority, NATL-RE, 0.000%, 7/1/2013 A/A1	200,000	191,564
New Jersey Health Care Facilities Financing Authority, 4.000%, 1/1/2012 NR/Baa1	150,000	153,145
New Jersey Housing & Mortgage Finance Agency, 3.750%, 10/1/2011 AA/Aa2	100,000	100,895
New Jersey Transit Corp., General, AMBAC, 5.500%, 9/15/2012 A/Aa3	100,000	106,608
Salem County Improvement Authority, NATL-RE FGIC, 3.500%, 5/1/2011 NR/WR	250,000	251,275
State of New Jersey, 5.000%, 6/15/2011 A+/Aa3	85,000	86,010
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2011 NR/A1	100,000	100,621
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014 NR/A1; Call 5/1/2011	25,000	25,108

		5,890,471

New Mexico — 0.1%
County of Dona Ana, AMBAC, 5.250%, 6/1/2012 NR/WR	5,000	5,138
Taos County, RADIAN, 4.000%, 10/1/2011 NR/A3	275,000	277,159

		282,297

New York — 0.6%
City of New York, 5.000%, 12/1/2011 AA/Aa2	40,000	41,345
City of New York, 5.250%, 6/1/2011 AA/Aa2	65,000	65,769

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

New York (continued)
County of Monroe, NATL-RE, 4.000%, 6/1/2012 BBB+/A3; Call 6/1/2011	$ 200,000	$ 201,404
Hauppauge Union Free School District, AGM, 4.125%, 8/1/2013 NR/Aa2; Call 8/1/2011	40,000	40,473
Long Island Power Authority, NATL-RE, 4.000%, 4/1/2011 A-/Baa1 (3)	300,000	300,708
Metropolitan Transportation Authority, NATL-RE FGIC, 4.000%, 11/15/2012 AA/Aa3; Call 11/15/2011	125,000	128,088
New York State Energy Research & Development Authority, AMBAC, 1.930%, 10/1/2028 A/Baa1; Call 3/4/2011 (3)	1,025,000	1,025,000
New York State Environmental Facilities Corp., 5.000%, 8/15/2013 AAA/Aaa; Call 3/18/2011	125,000	125,249
Village of Palmyra, NATL-RE, 5.400%, 12/15/2011 BBB/Baa1; Call 6/15/2011	100,000	100,971

		2,029,007

North Carolina — 0.7%
Board of Governors of the University of North Carolina, AMBAC, 4.000%, 4/1/2012 NR/WR	250,000	253,880
Board of Governors of the University of North Carolina, AMBAC, 5.000%, 4/1/2011 NR/WRe	10,000	10,036
Board of Governors of the University of North Carolina, AMBAC, 5.000%, 4/1/2011 NR/WRe	30,000	30,085
County of Mecklenburg, 0.520%, 2/1/2028 AA+/A-1+/Aa1; Call 3/3/2011 (3)	1,700,000	1,700,000
North Carolina Capital Facilities Finance Agency, XLCA, 5.000%, 4/1/2012 NR/WR	195,000	200,380
North Carolina Eastern Municipal Power Agency, 5.500%, 1/1/2012 A-/Baa1	10,000	10,319

		2,204,700

North Dakota — 0.8%
City of Carrington, 1.350%, 2/1/2012 NR/NR; Call 3/31/2011	2,500,000	2,500,000

Ohio — 2.1%
City of Akron, NATL-RE, 5.000%, 3/1/2011 NR/Baa1	150,000	150,000
City of Bowling Green, 3.000%, 6/1/2012 BBB-/NR	100,000	100,265
City of Cleveland, AGC, 2.250%, 12/1/2011 AA+/Aa3	15,000	15,144
City of Parma, 0.710%, 10/1/2029 A-/A-2/NR; Call 3/4/2011 (3)	2,795,000	2,795,000
City of Parma, AMBAC, 5.450%, 12/1/2014 A+/A1	355,000	379,463
City of Steubenville, 2.000%, 10/1/2011 NR/A3	300,000	300,444
City of Toledo, 4.125%, 6/1/2012 NR/A3	1,250,000	1,279,350

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Ohio (continued)
County of Hamilton, NATL-RE, 5.250%, 5/15/2011 BBB/Baa1	$ 1,170,000	$ 1,173,206
County of Knox, RADIAN, 5.000%, 6/1/2012 NR/NR	20,000	20,345
County of Lorain, 5.625%, 10/1/2012 AA-/A1; Call 10/1/2011	250,000	259,292
Ironton City School District, NATL-RE, 4.000%, 12/1/2011 NR/Baa1	150,000	152,348
Parma City School District, NATL-RE, 3.500%, 12/1/2012 NR/Baa1	50,000	51,768
Parma City School District, NATL-RE, 4.000%, 12/1/2012 BBB/Baa1	100,000	104,836

		6,781,461

Oklahoma — 0.2%
City of Moore, NATL-RE, 5.750%, 4/1/2012 BBB/A1	700,000	731,444

Oregon — 1.1%
Port of Morrow, 1.350%, 2/1/2027 BBB/A-2/Baa1; Call 3/2/2011 (3)	3,360,000	3,360,000

Pennsylvania — 4.8%
Allegheny County Hospital Development Authority, 1.310%, 8/1/2013 A+/Aa3; Call 2/1/2013 (3)	2,000,000	2,004,680
Allegheny County Industrial Development Authority, AMBAC, 4.050%, 9/1/2011 NR/Baa2 (3)	250,000	252,670
Allegheny County Port Authority, NATL-RE FGIC, 5.500%, 3/1/2015 A+/A1; Call 3/31/2011	500,000	505,000
Allegheny County Sanitation Authority, NATL-RE, 5.375%, 12/1/2015 A/A1; Call 12/1/2011	500,000	516,220
Borough of Sewickley, AGM, 3.250%, 12/1/2011 AA+/Aa3; Call 3/28/2011	100,000	100,205
City of Philadelphia, AGM, 5.000%, 8/1/2011 AA+/Aa3	250,000	253,267
City of Philadelphia, AGM, 5.375%, 7/1/2012 AA+/Aa3; Call 3/31/2011	1,000,000	1,003,380
County of Allegheny, NATL-RE, 5.375%, 11/1/2014 A+/A1; Call 11/1/2012	235,000	248,802
County of Blair, AMBAC, 5.375%, 8/1/2013 NR/WR	270,000	288,965
Delaware County Authority, 3.000%, 6/1/2012 BBB/NR	1,320,000	1,321,082
Delaware Valley Regioinal Financial Authority, 5.500%, 7/1/2012 AA-/A2	1,300,000	1,360,684
Erie County Hospital Authority, RADIAN, 5.000%, 7/1/2012 NR/NR	110,000	109,894

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012 NR/MIG2; Call 12/1/2011	$ 2,000,000	$ 2,003,900
Erie Sewer Authority, 3.000%, 12/1/2011 A-/NR	205,000	207,234
Harrisburg Authority, AGM, 5.000%, 12/1/2013 AA+/Aa3 (3)	535,000	533,470
Harrisburg Authority, AGM, 5.250%, 12/1/2013 AA+/Aa3 (3)	2,000,000	2,006,640
Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014 BBB/Baa1; Call 3/31/2011	200,000	200,296
Pennsylvania Higher Educational Facilties Authority, 2.250%, 7/1/2013 BBB-/Baa3	225,000	221,677
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014 BBB-/Baa3	615,000	601,310
Pennsylvania Turnpike Commission, 1.160%, 12/1/2013 A+/Aa3; Call 6/1/2013 (3)	400,000	400,812
Pittsburgh Public Parking Authority, AMBAC, 5.000%, 12/1/2012 NR/WR	400,000	420,952
South Fork Municipal Authority, 4.000%, 7/1/2013 BBB/Baa1	750,000	748,155
St. Mary Hospital Authority, 4.000%, 11/15/2011 A/A1	25,000	25,476

		15,334,771

Puerto Rico — 0.7%
Commonwealth of Puerto Rico, FGIC, 4.150%, 7/1/2012 NR/A3	150,000	154,261
Government Development Bank for Puerto Rico, 4.250%, 8/1/2014 BBB/NR; Call 8/1/2011	150,000	149,571
Government Development Bank for Puerto Rico, 5.000%, 12/1/2012 BBB/A3	550,000	576,488
Puerto Rico Electric Power Authority, CIFG, 3.550%, 7/1/2012 BBB+/A3	50,000	51,302
Puerto Rico Electric Power Authority, XLCA, 5.000%, 7/1/2011 BBB+/A3	50,000	50,674
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013 BBB/A2	250,000	265,797
Puerto Rico Housing Finance Authority, 4.750%, 10/1/2011 BBB/NR; Call 4/1/2011	1,000,000	1,000,010
Puerto Rico Industrial Medical & Envirmonmental Pollution Control Facs Fing Auth, 1.000%, 3/1/2013 NR/A2; Call 3/1/2012 (3)	135,000	135,000

		2,383,103

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Rhode Island — 0.7%
City of Cranston, NATL-RE, 5.500%, 7/1/2011 A/A1	$ 25,000	$ 25,379
Rhode Island Health & Educational Building Corp., 1.000%, 9/15/2033 A-/A-2/A1/VMIG1 (3)	1,690,000	1,690,000
Rhode Island Health & Educational Building Corp., 2.500%, 3/1/2012 A/NR	455,000	460,378
Rhode Island Health & Educational Building Corp., 3.750%, 5/15/2011 NR/A1	200,000	200,826

		2,376,583

South Carolina — 2.3%
City of North Charleston, 0.950%, 5/1/2024 AA-/A-1/NR; Call 3/2/2011 (3)	6,645,000	6,645,000
Piedmont Municipal Power Agency, NATL-RE, 5.250%, 1/1/2012 A-/Baa1	500,000	512,715
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2012 NR/A1	25,000	25,865

		7,183,580

South Dakota — 1.7%
Puttable Floating Option Tax-Exempt Receipts, 0.580%, 12/1/2022 NR/NR (3)	5,110,000	5,110,000
South Dakota Health & Educational Facilities Authority, AMBAC, 5.250%, 7/1/2012 A+/A1	100,000	104,423
South Dakota Housing Development Authority, 4.050%, 5/1/2012 AAA/Aa1	50,000	50,773
South Dakota Housing Development Authority, AGM, 4.300%, 11/1/2013 NR/Aa3; Call 5/1/2012	105,000	107,013
South Dakota Housing Development Authority, FSA, 4.100%, 11/1/2012 NR/Aa3; Call 5/1/2012	175,000	178,362

		5,550,571

Tennessee — 4.7%
Blount County Public Building Authority, 0.800%, 12/1/2015 AAA/A-2/Aa1; Call 3/2/2011 (3)	1,485,000	1,485,000
Blount County Public Building Authority, 1.010%, 6/1/2034 AA+/Aa1; Call 3/2/2011 (3)	3,000,000	3,000,000
Blount County Public Building Authority, 1.160%, 6/1/2032 NR/Aa1; Call 3/2/2011 (3)	3,450,000	3,450,000
Chattanooga-Hamilton County Hospital Authority, FSA, 3.000%, 10/1/2011 AA+/Aa3	500,000	504,180
Memphis Center City Revenue Finance Corp., 0.470%, 4/1/2013 AAA/NR/NR; Call 3/2/2011 (3)	970,000	970,000

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Tennessee (continued)
SCA Tax Exempt Trust, 0.580%, 1/1/2030 AAA/A-1/NR; Call 3/11/2011 (3)	$ 5,695,000	$ 5,695,000

		15,104,180

Texas — 5.0%
Amarillo Health Facilities Corp., AGM, 5.500%, 1/1/2012 NR/Aa3	1,935,000	1,984,768
Brazoria County Municipal Utility District No. 18, RADIAN, 4.500%, 9/1/2011 NR/NR; Call 3/31/2011	270,000	270,562
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2013 NR/WR/WR	380,000	392,627
Cinco Municipal Utility District No. 1, NATL-RE FGIC, 3.750%, 12/1/2012 A/WR; Call 12/1/2011	225,000	228,208
City of Austin, NATL-RE, 5.250%, 11/15/2012 A+/A1	100,000	106,671
City of Houston, AMBAC, 7.500%, 12/15/2011 NR/WR	600,000	625,014
City of Port Arthur, NATL-RE, 4.375%, 8/15/2014 A/Aa3; Call 3/31/2011	250,000	250,607
Coastal Bend Health Facilities Development Corp., AGM, 1.370%, 7/1/2031 NR/Aa3; Call 3/3/2011 (3)	3,825,000	3,825,000
Euless Development Corp., FSA, 4.000%, 9/15/2011 NR/Aa3	50,000	50,934
Fort Bend County Municipal Utility District No. 23, AMBAC, 4.000%, 9/1/2012 BBB+/WR	100,000	102,069
Harris County Health Facilities Development Corp., AGM, 1.290%, 7/1/2031 AA+/Aa3; Call 3/3/2011 (3)	700,000	700,000
Harris County Health Facilities Development Corp., AGM, 4.000%, 7/1/2013 AA+/Aa3e (3)	950,000	987,477
Harris County Health Facilities Development Corp., NATL-RE, 5.375%, 10/1/2013 NR/Aa2; Call 3/31/2011	200,000	201,692
Harrison County Health Facilities Development Corp., 3.000%, 7/1/2012 BBB+/Baa2	500,000	495,360
Harrison County Health Facilities Development Corp., 4.000%, 7/1/2013 BBB+/Baa2	180,000	180,310
Hidalgo County Health Services Corp., 5.000%, 8/15/2013 BBB/Baa2	505,000	516,378
Lufkin Health Facilities Development Corp., 3.600%, 2/15/2012 BBB/Baa2	405,000	404,056
Mission Economic Development Corp., 1.850%, 4/1/2011 BBB/A-2/NR (3)	1,500,000	1,500,000
Montgomery County Municipal Utility District No. 7, AMBAC, 4.700%, 3/1/2011 A+/WR	45,000	45,000
North Texas Tollway Authority, 5.000%, 1/1/2013 A-/A2 (3)	600,000	634,692

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., 3.000%, 7/1/2011 A+/A1	$ 375,000	$ 377,145
Texas Public Finance Authority, 2.600%, 7/1/2020 AAA/Aa1	1,000,000	999,630
Texas Public Finance Authority, NATL-RE, 0.000%, 2/1/2013 BBB/Baa1	305,000	294,789
Texas Water Development Board, 5.625%, 7/15/2011 AAA/Aaa; Call 3/31/2011	500,000	501,955
Texoma Area Solid Waste Authority, 3.000%, 2/15/2012 A+/NR	250,000	254,380
Trail of the Lakes Municipal Utility District, AMBAC, 3.850%, 4/1/2012 BBB+/WR	50,000	50,911

		15,980,235

Utah — 0.3%
City of Brigham City, 5.000%, 8/1/2011 NR/A1	120,000	121,513
City of Brigham City, 5.000%, 8/1/2012 NR/A1	125,000	130,065
City of Herriman, 3.000%, 11/1/2011 A/NR	370,000	372,657
City of Herriman, 3.000%, 11/1/2012 A/NR	125,000	126,947
Farmington City Municipal Building Authority, AMBAC, 4.375%, 6/15/2012 NR/WR	165,000	165,604

		916,786

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, AMBAC, 4.550%, 10/1/2012 A-/Baa1; Call 3/31/2011	720,000	721,224

Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, 4.000%, 10/1/2012 BBB/Baa2	300,000	308,937
Virgin Islands Public Finance Authority, 5.000%, 10/1/2011 BBB/Baa2	100,000	101,760

		410,697

Virginia — 0.2%
Broadway Industrial Development Authority, 3.850%, 4/1/2011 NR/Baa2	210,000	210,250
City of Covington, 3.375%, 12/1/2012 SP-1+/MIG1; Call 12/1/2011	235,000	238,281
County of Spotsylvania, AGM, 4.250%, 6/1/2013 AA+/Aa3; Call 6/1/2011	150,000	151,458
Fairfax County Redevelopment & Housing Authority, 3.500%, 6/1/2013 AA+/NR; Call 6/1/2011	25,000	25,194

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Virginia (continued)
Loudoun County Industrial Development Authority, 3.000%, 3/1/2011 AA+/Aa1	$ 50,000	$ 50,000

		675,183

Washington — 0.6%
County of Skagit, CIFG, 3.875%, 12/1/2011 NR/Aa3	25,000	25,567
Grays Harbor County Public Utility District No. 1, NATL-RE, FGIC, 5.000%, 7/1/2012 A/A1	50,000	52,331
King County Housing Authority, CNTY GTD, 2.400%, 1/1/2013 AAA/NR; Call 1/1/2012	550,000	550,891
Kittitas County Public Utility District No. 1, 3.000%, 6/1/2011 NR/A1	75,000	75,279
Kittitas County Public Utility District No. 1, 3.000%, 6/1/2012 NR/A1	185,000	188,545
Washington Health Care Facilities Authority, 3.000%, 12/1/2011 NR/Baa2	125,000	125,364
Washington Health Care Facilities Authority, 5.000%, 1/1/2012 A/A2	780,000	799,032

		1,817,009

West Virginia — 0.1%
City of Wheeling, AGC, 2.500%, 6/1/2011 AA+/Aa3	200,000	200,654
City of Wheeling, AGC, 2.625%, 6/1/2012 AA+/Aa3	200,000	203,134

		403,788

Wisconsin — 1.7%
Belleville School District, AGM, 4.650%, 4/1/2013 AA+/Aa3; Call 4/1/2011	250,000	250,845
City of Fond Du Lac, NATL-RE FGIC, 3.250%, 3/1/2012 NR/Aa2	25,000	25,709
Green Bay Housing Authority, 3.000%, 4/1/2011 NR/A3	190,000	190,236
Green Bay Housing Authority, 3.000%, 4/1/2012 NR/A3	225,000	227,722
Kronenwetter Redevelopment Authority, 4.500%, 5/1/2011 NR/NR; Call 3/31/2011	1,000,000	1,001,820
Milwaukee Redevelopment Authority, AMBAC, 4.300%, 10/1/2011 NR/WR; Call 3/31/2011	150,000	150,327
Pardeeville Area School District, NATL-RE, 4.250%, 4/1/2011 NR/Aa3	205,000	205,556
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 4.600%, 12/15/2013 BBB/Baa1; Call 12/15/2011	45,000	46,613

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.000%, 12/15/2021 BBB/Baa1; Call 12/15/2011	$ 125,000	$ 129,867
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.100%, 12/15/2029 BBB/Baa1; Call 12/15/2011	125,000	129,965
Stoughton Area School District, NATL-RE FGIC, 4.500%, 4/1/2012 NR/Aa2; Call 4/1/2011	75,000	75,244
Stoughton Area School District, NATL-RE FGIC, 5.500%, 4/1/2011 NR/Aa2	50,000	50,201
Village of Hustisford, 4.750%, 9/1/2012 NR/NR	135,000	138,089
Village of Mukwonago, 4.000%, 12/1/2012 NR/A1; Call 6/1/2011	85,000	85,470
Viroqua Area School District, NATL-RE, 4.000%, 4/1/2012 BBB/Baa1	105,000	105,952
Waunakee Community School District, NATL-RE, 4.000%, 4/1/2011 NR/Aa2	25,000	25,072
Wisconsin Health & Educational Facilities Authority, 3.000%, 6/1/2011 NR/A2	500,000	501,715
Wisconsin Health & Educational Facilities Authority, 4.000%, 6/1/2012 NR/A2	500,000	512,840
Wisconsin Health & Educational Facilities Authority, 4.000%, 7/1/2012 A-/A3	370,000	379,198
Wisconsin Health & Educational Facilities Authority, 4.500%, 5/1/2011 BBB+/NR	15,000	15,009
Wisconsin Health & Educational Facilities Authority, 4.625%, 9/1/2011 BBB+/NR	565,000	571,170
Wisconsin Health & Educational Facilities Authority, 5.000%, 2/15/2012 BBB+/NR	155,000	157,224
Wisconsin Health & Educational Facilities Authority, 5.450%, 7/1/2011 A-/A3	100,000	101,679
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013 NR/A1	235,000	252,597

		5,330,120

Wyoming — 0.0%
Sweetwater County Improvement Projects Joint Powers Board, NATL-RE, 5.000%, 12/15/2011 AA-/Baa1; Call 6/15/2011	100,000	101,324

Total Municipals (identified cost $285,607,362)		285,604,258

Short-Term Investments — 9.8%

Mutual Funds — 5.2%
Marshall Tax-Free Money Market Fund, Class I, 0.408% (12)	16,447,189	16,447,189

Description/Credit Ratings (7)	Principal Amount	Value
Short-Term Investments (continued)

Short-Term Municipals — 4.6%

Arkansas — 0.1%
Independence County Public Health Education & Housing Facilities Board, 2.000%, 6/1/2011 BBB/NR	$ 135,000	$ 134,968

Colorado — 0.0%
Colorado Educational & Cultural Facilities Authority, 4.000%, 6/1/2011 A/A3	100,000	100,734

Illinois — 1.1%
Bridgeview Park District, 3.500%, 12/1/2011 NR/NR	520,000	519,454
State of Illinois, 3.000%, 6/14/2011 SP-1/NR	3,000,000	3,009,450

		3,528,904

Indiana — 0.1%
City of Mishawaka, 2.000%, 3/1/2011 A+/NR	100,000	100,000
City of Mishawaka, 2.000%, 9/1/2011 A+/NR	225,000	225,828
Indiana Finance Authority, 2.500%, 7/1/2011 NR/A3	100,000	100,360

		426,188

Iowa — 1.3%
Iowa Higher Education Loan Authority, 2.500%, 5/20/2011 SP-1/NR	2,000,000	2,005,320
Iowa Higher Education Loan Authority, 5.000%, 5/20/2011 NR/NR	2,000,000	2,010,480

		4,015,800

Michigan — 0.7%
Michigan Municipal Bond Authority, 5.000%, 3/21/2011 SP-1/NR	2,300,000	2,302,254

Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, 1.750%, 10/1/2011 NR/Baa3	550,000	547,613

Montana — 0.0%
Gallatin County Rural Improvement District, 2.500%, 7/1/2011 NR/NR	75,000	74,985

New Hampshire — 0.1%
New Hampshire University System, 1.500%, 7/15/2011 A/NR (5)(6)	450,000	449,239

Ohio — 0.1%
County of Butler, 3.000%, 11/1/2011 BBB+/Baa1	400,000	401,008

Pennsylvania — 0.3%
Beaver County PA, 2.500%, 4/1/2011 NR/NR	1,000,000	1,000,000

Rhode Island — 0.2%
City of East Providence, 4.000%, 5/26/2011 NR/NR	600,000	602,808

Texas — 0.4%
City of Richardson, 1.500%, 6/15/2011 AAA/A-1/Aa1; Call 6/15/2011 (3)	1,005,000	1,005,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Ultra Short Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Short-Term Investments (continued)

Short-Term Municipals (continued)

Texas (continued)
Harrison County Health Facilities Development Corp., 3.000%, 7/1/2011 BBB+/Baa2	$ 325,000	$ 324,496

		1,329,496

Wisconsin — 0.0%
City of Two Rivers, AGC, 2.000%, 4/1/2011 AA+/NR	40,000	40,028

Total Short-Term Municipals		14,954,025

Total Short-Term Investments (identified cost $31,393,560)		31,401,214

Total Investments — 99.3% (identified cost $317,000,922)		317,005,472
Other Assets and Liabilities — 0.7%		2,287,426

Total Net Assets — 100.0%		$319,292,898

Portfolio Credit Ratings*
Rating	Fund
AAA	6.2%
AA	22.1
A	37.4
BBB	10.7
SP-1	2.8
SP-2	0.6
NR	14.3
Other Assets & Liabilities, Net	5.9

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—16.0%
School District	5.3%
State or Local	10.7
Revenue Bonds—78.1%
Appropriation	13.0
Education	7.1
General Revenue	10.0
Healthcare	21.3
Housing	5.9
Industrial Revenue	5.2
Power	4.1
Special Tax	3.9
Student Loan	1.3
Tobacco	0.2
Transportation	1.8
Water & Sewer	4.3
Other Assets & Liabilities, Net	5.9

Total Net Assets	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 6.6%

Automobiles — 5.2%
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	$1,024,483	$ 1,040,855
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	1,152,088	1,165,083
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	500,000	503,889
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	665,203	673,338
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	676,555	683,414
World Omni Auto Receivables Trust, Class A3, (Series 2009-A), 3.330%, 5/15/2013	707,723	716,125
World Omni Auto Receivables Trust, Class A3, (Series 2010-A), 1.340%, 12/16/2013	1,000,000	1,005,892

		5,788,596

Credit Cards — 0.9%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,015,992

Other Financial — 0.5%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.502%, 4/25/2037 (3)(5)(6)	806,644	527,449

Total Asset-Backed Securities (identified cost $7,531,828)		7,332,037

Collateralized Mortgage Obligations — 8.7%

Federal Home Loan Mortgage Corporation — 0.2%
5.250%, 1/15/2034, (Series 3014)	243,472	256,643

Government National Mortgage Association — 1.1%
2.866%, 2/16/2020, (Series 2003-48)	158,044	159,278
4.408%, 1/16/2025, (Series 2004-103)	376,509	379,941
4.419%, 5/16/2034, (Series 2007-46)	606,824	624,984

		1,164,203

Private Sponsor — 7.4%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	456,977	452,695
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.624%, 5/20/2036 (3)	831,079	802,229
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	808,513	798,119
Countrywide Home Loan Mortgage Pass-Through Trust, Class 2A2A, (Series 2006-HYB1), 2.707%, 3/20/2036 (3)	40,184	40,060

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	$ 559,698	$ 568,714
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.964%, 10/25/2035 (3)	550,369	509,305
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.703%, 10/15/2054 (3)(5)(6)	1,560,000	1,564,274
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	1,389,964	1,355,043
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.811%, 4/25/2037 (3)	495,826	488,525
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	628,778	614,030
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.372%, 5/25/2037 (3)	114,805	113,541
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.950%, 9/25/2036 (3)	213,850	162,720
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.499%, 5/25/2036 (3)	561,269	463,836
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.908%, 4/25/2036 (3)	317,133	295,824

		8,228,915

Total Collateralized Mortgage Obligations (identified cost $9,681,263)		9,649,761

Commercial Mortgage Securities — 13.5%

Private Sponsor — 13.5%
Banc of America Commercial Mortgage, Inc., Class A2, (Series 2007-2), 5.634%, 4/10/2049 (3)	1,100,000	1,141,126
Bear Stearns Commercial Mortgage Securities, Class A1, (Series 2007-BBA8), 0.336%, 3/15/2022 (3)(5)(6)	205,769	202,879
Bear Stearns Commercial Mortgage Securities, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	1,250,000	1,302,012
Commercial Mortgage Pass-Through Certificates, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	1,250,000	1,257,267
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.336%, 2/15/2022 (3)(5)(6)	1,019,474	987,909
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	1,600,000	1,643,411
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.535%, 3/6/2020 (3)(5)(6)	1,400,000	1,371,370

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	$ 900,000	$ 935,480
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,350,000	1,419,615
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	891,759	940,526
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	1,000,000	1,068,179
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.566%, 6/15/2022 (3)(5)(6)	1,486,429	1,441,468
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	502,156	502,598
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.872%, 6/12/2046 (3)	750,000	809,872

Total Commercial Mortgage Securities (identified cost $14,741,691)		15,023,712

Corporate Bonds & Notes — 40.5%

Aerospace/Defense — 1.0%
Systems 2001 Asset Trust LLC, 6.664%, 9/15/2013 (5)(6)	995,959	1,067,270

Auto Manufacturers — 0.7%
Daimler Finance North America LLC, 5.875%, 3/15/2011 (1)	810,000	811,424

Banks — 13.0%
Banco Santander Chile, 2.875%, 11/13/2012 (5)(6)	500,000	499,307
Bank of America Corp., 7.375%, 5/15/2014 (1)	1,300,000	1,481,173
Barclays Bank PLC, 2.375%, 1/13/2014	860,000	864,918
BB&T Corp., 3.850%, 7/27/2012	1,280,000	1,329,203
Citigroup, Inc., 6.000%, 12/13/2013 (1)	1,265,000	1,384,471
Credit Agricole SA/London, 1.753%, 1/21/2014 (3)(5)(6)	1,065,000	1,085,533
GMAC, LLC., 7.500%, 12/31/2013 (1)	528,000	580,800
Goldman Sachs Group, Inc., 5.250%, 10/15/2013 (1)	1,300,000	1,409,560
JPMorgan Chase & Co., 3.700%, 1/20/2015	1,000,000	1,035,603
Morgan Stanley, 2.875%, 1/24/2014 (1)	1,455,000	1,467,605
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011	1,000,000	1,022,871
Santander U.S. Debt SA Unipersonal, 2.485%, 1/18/2013 (5)(6)	1,000,000	981,483
U.S. Bancorp, 1.375%, 9/13/2013 (1)	1,385,000	1,386,450

		14,528,977

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Biotechnology — 0.9%
Life Technologies Corp., 3.375%, 3/1/2013	$1,000,000	$ 1,030,002

Diversified Financial Services — 7.0%
BlackRock, Inc., 3.500%, 12/10/2014 (1)	1,240,000	1,302,940
General Electric Capital Corp., 1.875%, 9/16/2013 (1)	1,410,000	1,415,779
General Electric Capital Corp., 1.153%, 1/7/2014 (1)(3)	1,000,000	1,008,129
Invesco, Ltd., 5.625%, 4/17/2012	1,325,000	1,376,285
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2012 (2)(11)	1,100,000	284,625
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012	1,350,000	1,435,273
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	980,832

		7,803,863

Electric — 1.1%
Alliant Energy Corp., 4.000%, 10/15/2014	1,200,000	1,235,032

Healthcare-Products — 1.9%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,237,324
Medtronic, Inc., 1.500%, 4/15/2011	850,000	852,125

		2,089,449

Home Furnishings — 1.1%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,215,191

Household Products/Wares — 0.4%
Fortune Brands, Inc., 4.875%, 12/1/2013	425,000	450,503

Insurance — 5.5%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	477,000	504,045
Hartford Financial Services Group, Inc., 5.250%, 10/15/2011	1,250,000	1,283,536
HSB Group, Inc., 1.213%, 7/15/2027 (3)	2,430,000	2,034,882
Metropolitan Life Global Funding I, 2.500%, 1/11/2013 (5)(6)	1,000,000	1,019,405
Prudential Financial, Inc., 2.750%, 1/14/2013 (1)	1,300,000	1,318,207

		6,160,075

Iron/Steel — 1.2%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,288,062

Media — 1.0%
Comcast Cable Holdings LLC, 9.800%, 2/1/2012	1,040,000	1,123,079

Mining — 1.1%
Anglo American Capital PLC, 2.150%, 9/27/2013 (5)(6)	1,250,000	1,262,395

Oil & Gas — 1.2%
Nabors Industries, Inc., 0.940%, 5/15/2011	1,350,000	1,356,750

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 0.4%
Transcontinental Gas Pipe Line Co. LLC, 7.000%, 8/15/2011 (4)	$ 450,000	$ 462,700

Real Estate Investment Trusts — 0.9%
HCP, Inc., 3.750%, 2/1/2016 (1)	1,000,000	1,010,161

Telecommunications — 1.1%
Vodafone Group PLC, 5.000%, 12/16/2013	1,125,000	1,223,554

Transportation — 1.0%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,082,986

Total Corporate Bonds & Notes (identified cost $45,406,016)		45,201,473

Municipals — 4.7%

Florida — 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.046%, 10/15/2012 AA-/Aa3; Call 3/15/2011 (3)	500,000	489,920

Illinois — 2.3%
State of Illinois, 3.080%, 7/1/2012 A+/A1	1,000,000	1,006,330
State of Illinois, 4.071%, 1/1/2014 A+/A1	1,525,000	1,532,656

		2,538,986

New York — 0.7%
City of New York, 1.620%, 12/1/2012 AA/Aa2	790,000	791,754

Washington — 0.3%
Fife Local Improvement District, 3.000%, 3/1/2012 SP-1+/NR; Call 9/1/2011	300,000	300,996

Wisconsin — 1.0%
City of Madison, 2.300%, 10/1/2016 NR/Aaa	1,170,000	1,132,899

Total Municipals (identified cost $5,286,894)		5,254,555

Mutual Funds — 5.0%
Eaton Vance Institutional Senior Loan Fund, 4.090%	269,240	2,468,374
Fidelity Floating Rate High Income Fund, 2.580%	319,038	3,155,288

Total Mutual Funds (identified cost $5,421,863)		5,623,662

U.S. Government & U.S. Government Agency Obligations — 12.3%

Federal Home Loan Bank — 1.0%
0.550%, 10/25/2012 (1)	$1,100,000	1,097,009

Federal Home Loan Mortgage Corporation — 0.9%
2.875%, 2/9/2015 (1)	1,000,000	1,038,370

Federal National Mortgage Association — 1.3%
0.375%, 12/28/2012 (1)	1,500,000	1,488,802

U.S. Treasury Bonds & Notes — 9.1%
0.750%, 8/15/2013	1,925,000	1,918,684
1.750%, 3/31/2014	1,500,000	1,525,079
2.375%, 3/31/2016 (1)	3,000,000	3,029,532
3.000%, 9/30/2016 (1)	3,500,000	3,617,852

		10,091,147

Total U.S. Government & U.S. Government Agency Obligations (identified cost $13,749,109)		13,715,328

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities — 4.1%

Federal National Mortgage Association — 3.8%
3.500%, 3/15/2026 (4)	$4,000,000	$ 4,008,752
7.000%, 12/1/2015	49,504	54,139
7.500%, 9/1/2015	79,468	87,906
9.500%, 12/1/2024	43,835	51,723
9.500%, 1/1/2025	17,841	17,997
9.500%, 1/1/2025	24,754	29,317
10.000%, 7/1/2020	32,421	37,181
11.000%, 12/1/2015	24	24

		4,287,039

Government National Mortgage Association — 0.3%
7.500%, 8/15/2037	263,342	302,688
9.000%, 12/15/2019	33,619	39,194

		341,882

Total U.S. Government Agency-Mortgage Securities (identified cost $4,526,786)		4,628,921

Short-Term Investments — 23.4%

Collateral Pool Investment for Securities on Loan — 16.9%

(See Note 2 of the Financial Statements)		18,792,041

Repurchase Agreement — 6.5%
Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $7,248,224 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 12/21/2015, with a market value of $7,393,733 (at amortized cost)	7,248,192	7,248,192

Total Short-Term Investments (identified cost $26,040,233)		26,040,233

Total Investments — 118.8% (identified cost $132,385,683)		132,469,682
Other Assets and Liabilities — (18.8)%		(20,992,180)

Total Net Assets — 100.0%		$111,477,502

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	6.6%
Collateralized Mortgage Obligations	8.7
Commercial Mortgage Securities	13.5
Corporate Bonds & Notes	40.5
Municipals	4.7
Mutual Funds	5.0
U.S. Government & U.S. Government Agency Obligations	12.3
U.S. Government Agency-Mortgage Securities	4.1
Other Assets & Liabilities, Net	4.6

Total	100.0%

Short-Intermediate Bond Fund

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 3.4%

Federal Home Loan Mortgage Corporation — 1.2%
1.016%, 7/15/2032, (Series 3652) (3)	$ 2,004,186	$ 2,012,860

Private Sponsor — 2.2%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.857%, 7/25/2037 (3)	1,700,907	1,647,594
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.703%, 10/15/2054 (3)(5)(6)	1,500,000	1,504,110
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.372%, 5/25/2037 (3)	475,057	469,824

		3,621,528

Total Collateralized Mortgage Obligations (identified cost $5,638,324)		5,634,388

Commercial Mortgage Securities — 6.5%

Private Sponsor — 6.5%
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.336%, 2/15/2022 (3)(5)(6)	1,245,169	1,206,616
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.641%, 7/15/2019 (3)(5)(6)	3,130,694	2,951,500
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,577,350
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.566%, 6/15/2022 (3)(5)(6)	5,202,503	5,045,138

Total Commercial Mortgage Securities (identified cost $11,030,348)		10,780,604

Corporate Bonds & Notes — 41.6%

Banks — 13.5%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5)(6)	1,500,000	1,501,775
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5)(6)	2,000,000	2,030,944
ANZ National Int’l, Ltd./New Zealand, 1.304%, 12/20/2013 (3)(5)(6)	1,000,000	1,001,916
Bank of America Corp., 1.723%, 1/30/2014 (3)	1,500,000	1,520,085
BB&T Corp., 3.850%, 7/27/2012	2,000,000	2,076,880
Credit Agricole SA/London, 1.753%, 1/21/2014 (3)(5)(6)	1,500,000	1,528,920
Credit Suisse/New York, 3.450%, 7/2/2012	2,000,000	2,064,710
Morgan Stanley, 5.750%, 1/25/2021	1,500,000	1,544,755
Nordea Bank AB, 1.750%, 10/4/2013 (1)(5)(6)	3,000,000	2,984,697

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Rabobank Nederland NV, 3.200%, 3/11/2015 (5)(6)	$ 1,200,000	$ 1,221,295
Royal Bank of Canada, 1.125%, 1/15/2014 (1)	1,500,000	1,484,310
Santander U.S. Debt SA Unipersonal, 1.103%, 3/30/2012 (3)(5)(6)	1,500,000	1,485,327
Westpac Banking Corp., 3.000%, 12/9/2015 (1)	2,000,000	1,993,690

		22,439,304

Biotechnology — 0.9%
Life Technologies Corp., 5.000%, 1/15/2021 (1)	1,500,000	1,521,393

Building Materials — 1.1%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,833,559

Diversified Financial Services — 4.3%
American Honda Finance Corp., 6.700%, 10/1/2013 (5)(6)	2,000,000	2,249,822
American Honda Finance Corp., 2.500%, 9/21/2015 (5)(6)	2,000,000	1,974,690
General Electric Capital Corp., 4.375%, 9/16/2020 (1)	2,000,000	1,946,424
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (2)(11)	4,000,000	1,035,000

		7,205,936

Electric — 0.9%
Commonwealth Edison Co., 1.625%, 1/15/2014 (1)	1,500,000	1,497,315

Healthcare-Products — 1.2%
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,062,206

Insurance — 6.4%
Berkshire Hathaway, Inc., 0.742%, 2/11/2013 (3)	2,000,000	2,014,450
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,550,715
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	1,000,000	1,056,698
HSB Group, Inc., 1.213%, 7/15/2027 (3)	4,000,000	3,349,600
Metropolitan Life Global Funding I, 0.703%, 7/13/2011 (3)(5)(6)	1,500,000	1,502,064
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,144,326

		10,617,853

Iron/Steel — 1.3%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,146,770

Media — 4.8%
Comcast Corp., 4.950%, 6/15/2016 (1)	2,000,000	2,138,578
NBCUniversal Media LLC, 5.150%, 4/30/2020 (5)(6)	2,000,000	2,065,476
NBCUniversal Media LLC, 4.375%, 4/1/2021 (5)(6)	1,300,000	1,253,700

Description/Credit Ratings (7)	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
News America, Inc., 4.500%, 2/15/2021 (5)(6)	$ 2,500,000	$ 2,489,655

		7,947,409

Mining — 1.6%
Anglo American Capital PLC, 9.375%, 4/8/2019 (1)	2,000,000	2,678,730

Oil & Gas — 2.6%
ENI SpA, 4.150%, 10/1/2020 (5) (6)	2,000,000	1,924,996
Marathon Petroleum Corp., 5.125%, 3/1/2021 (1)(5)(6)	1,000,000	1,016,316
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (5)(6)	1,500,000	1,422,808

		4,364,120

Pipelines — 1.3%
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015 (1)	2,000,000	2,210,628

Real Estate Investment Trusts — 0.8%
ProLogis, 6.250%, 3/15/2017	1,200,000	1,310,266

Software — 0.9%
Microsoft Corp., 3.000%, 10/1/2020	1,500,000	1,401,509

Total Corporate Bonds & Notes (identified cost $70,821,290)		69,236,998

Municipals — 1.2%

Illinois — 1.2%
State of Illinois, 6.200%, 7/1/2021 A+/A1	2,000,000	2,017,900

Total Municipals (identified cost $1,999,437)		2,017,900

U.S. Government & U.S. Government Agency Obligations — 41.9%

U.S. Treasury Bonds & Notes — 41.9%
0.750%, 9/15/2013 (1)	5,000,000	4,977,345
1.125%, 6/15/2013 (1)	5,000,000	5,035,530
1.375%, 11/15/2012 (1)	6,000,000	6,082,968
1.500%, 12/31/2013 (1)	7,000,000	7,081,487
1.875%, 10/31/2017 (1)	10,000,000	9,475,000
2.000%, 1/31/2016 (1)	15,000,000	14,930,865
2.125%, 12/31/2015 (1)	5,000,000	5,014,455
2.625%, 1/31/2018 (1)	10,000,000	9,889,850
3.625%, 2/15/2021 (1)	7,000,000	7,124,691

Total U.S. Government & U.S. Government Agency Obligations (identified cost $69,581,835)		69,612,191

U.S. Government Agency-Mortgage Securities — 1.1%

Federal National Mortgage Association — 1.1%
6.000%, 3/1/2038	1,625,450	1,768,039

Total U.S. Government Agency-Mortgage Securities (identified cost $1,767,241)		1,768,039

Short-Term Investments — 51.7%

Collateral Pool Investment for Securities on Loan — 48.3%
(See Note 2 of the Financial Statements)		80,310,967

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement — 3.4%

Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $5,638,420 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 12/21/2015, with a market value of $5,751,679 (at amortized cost)

	$ 5,638,395	$ 5,638,395

Total Short-Term Investments (identified cost $85,949,362)		85,949,362

Total Investments — 147.4% (identified cost $246,787,837)		244,999,482
Other Assets and Liabilities — (47.4)%		(78,732,192)

Total Net Assets — 100.0%		$166,267,290

Portfolio Sector Allocations*
Sector	Fund
Collateralized Mortgage Obligations	3.4%
Commercial Mortgage Securities	6.5
Corporate Bonds & Notes	41.6
Municipals	1.2
U.S. Government & U.S. Government Agency Obligations	41.9
U.S. Government Agency-Mortgage Securities	1.1
Other Assets & Liabilities, Net	4.3

Total	100.0%

Intermediate Tax-Free Fund

Description/Credit Ratings (7)	Principal Amount	Value
Municipals — 91.3%

Alabama — 0.5%
Alabama State Board of Education, 4.375%, 10/1/2017 NR/A1	$ 200,000	$ 207,932
Alabama State Board of Education, 4.500%, 10/1/2018 NR/A1	210,000	219,032
Alabama State Board of Education, 4.750%, 10/1/2019 NR/A1; Call 10/1/2018	220,000	230,688
Alabama State Board of Education, 5.000%, 10/1/2020 NR/A1; Call 10/1/2018	230,000	243,053
Alabama State Board of Education, 5.250%, 10/1/2021 NR/A1; Call 10/1/2018	140,000	149,451

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Alabama (continued)
Alabama State Board of Education, 5.375%, 10/1/2022 NR/A1; Call 10/1/2018	$ 105,000	$ 111,672
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018 A+/Aa3; Call 7/1/2017	350,000	383,505
Huntsville Public Building Authority, NATL-RE, 5.000%, 10/1/2020 AA+/Aa1; Call 4/1/2017	500,000	537,895
Odenville Utilities Board, AMBAC, 3.800%, 8/1/2017 NR/WR; Call 8/1/2015	185,000	189,146

		2,272,374

Alaska — 0.3%
Alaska International Airports System, NATL-RE, 5.000%, 10/1/2026 BBB/Aa3; Call 10/1/2016	1,000,000	1,007,700
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018 AAA/NR; Call 6/1/2015 (8)	270,000	278,937

		1,286,637

Arizona — 4.1%
Arizona Health Facilities Authority, 5.000%, 1/1/2020 A+/NR; Call 1/1/2017	900,000	941,085
Arizona School Facilities Board, 5.750%, 9/1/2019 A+/A1; Call 9/1/2018	690,000	764,230
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015 NR/WR	400,000	411,356
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013 NR/WR	600,000	637,626
Arizona State University, 6.250%, 7/1/2028 AA-/A1; Call 7/1/2018	500,000	556,375
City of Goodyear, 5.000%, 7/1/2022 A-/A2; Call 7/1/2020	205,000	211,150
City of Goodyear, 5.000%, 7/1/2023 A-/A2; Call 7/1/2020	265,000	269,129
City of Goodyear, 5.000%, 7/1/2024 A-/A2; Call 7/1/2020	80,000	80,172
City of Goodyear, 5.125%, 7/1/2025 A-/A2; Call 7/1/2020	345,000	344,800
City of Sedona, NATL-RE, 5.000%, 7/1/2012 BBB/Baa1	250,000	261,050
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019 NR/Aa3; Call 7/1/2018 (3)	500,000	551,140
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020 NR/Aa3; Call 7/1/2018 (3)	600,000	652,848

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Maricopa County Elementary School District No. 28-Kyrene Elementary, MBIA, 5.000%, 7/1/2013 NR/Aa1	$ 125,000	$ 135,569
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024 A/NR; Call 7/1/2016	300,000	326,268
Maricopa County Industrial Development Authority, 5.000%, 7/1/2016 A/A2; Call 3/31/2011	90,000	90,113
Maricopa County Industrial Development Authority, FNMA/GNMA/FHLMC, 5.450%, 3/1/2039 NR/Aaa; Call 9/1/2016 (3)(8)	10,262	10,303
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020 AA-/Aa3; Call 7/1/2018	600,000	649,632
Phoenix Civic Improvement Corp., MBIA, 5.250%, 7/1/2016 AAA/Aa2	135,000	154,784
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2013 AA/Aa3	320,000	281,638
Pima County Industrial Development Authority, 5.250%, 7/1/2031 AA/Aa3; Call 7/1/2019	1,700,000	1,697,756
Pima County Industrial Development Authority, 6.375%, 7/1/2028 NR/Baa3; Call 7/1/2018	320,000	302,205
Pinal County Elementary School District No. 4 Casa Grande Elementary, NATL-RE, 4.000%, 7/1/2016 NR/A1	215,000	224,750
Rio Nuevo Multipurpose Facilities District, AGC, 5.000%, 7/15/2015 AA+/Aa3	1,075,000	1,157,324
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018 A-/A3	250,000	263,073
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030 A-/A3; Call 9/1/2013	435,000	421,080
State of Arizona, AGM, 5.250%, 10/1/2024 AA+/Aa3; Call 10/1/2019	2,000,000	2,052,680
University Medical Center Corp., 5.250%, 7/1/2014 BBB+/Baa1	500,000	523,230
University Medical Center Corp., 6.250%, 7/1/2029 BBB+/Baa1; Call 7/1/2019	160,000	164,368
Yavapai County Industrial Development Authority, RADIAN, 5.250%, 8/1/2021 NR/Baa2; Call 8/1/2013	200,000	195,448

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023 A+/A1; Call 7/1/2017	$ 1,950,000	$ 1,998,731
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025 A+/A1; Call 7/1/2017	1,000,000	1,006,940

		17,336,853

California — 5.5%
ABC Unified School District, MBIA, 5.000%, 2/1/2021 A+/Baa1	500,000	510,960
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015 NR/WR	350,000	369,530
California Infrastructure & Economic Development Bank, 5.750%, 2/1/2039 A/A1; Call 2/1/2015	600,000	597,486
California Infrastructure & Economic Development Bank, 6.250%, 2/1/2039 A/A1; Call 2/1/2015	450,000	457,281
California Statewide Communities Development Authority, 5.000%, 8/15/2021 A+/A1; Call 8/15/2016	80,000	80,453
Cawelo Water District, CIFG, 4.125%, 5/1/2020 NR/WR; Call 5/1/2017	500,000	469,300
Cayucos Elementary School District, XLCA, 0.000%, 8/1/2016 A+/WR; Call 8/1/2015	110,000	88,686
Cayucos Elementary School District, XLCA, 0.000%, 8/1/2017 A+/WR; Call 8/1/2015	155,000	116,820
City & County of San Francisco, 4.625%, 6/15/2030 AA/Aa2; Call 6/15/2015	350,000	332,609
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019 NR/WR	645,000	409,665
El Rancho Unified School District, AMBAC, 0.000%, 11/1/2017 NR/A1	245,000	181,675
Fontana Unified School District, 0.000%, 12/1/2012 SP-1+/MIG1	1,500,000	1,485,690
Fresno Unified School District, MBIA, 5.300%, 2/1/2014 A+/Baa1	290,000	311,303
Fresno Unified School District, MBIA, 5.800%, 2/1/2014 A+/Baa1	125,000	135,921
Fresno Unified School District, MBIA, 6.000%, 8/1/2026 A+/Baa1	1,400,000	1,451,660
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2015 A/WR	205,000	184,041

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

California (continued)
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2017 A/WR	$ 210,000	$ 158,968
Imperial Community College District, AGC, 0.000%, 8/1/2028 AA+/NR	330,000	97,937
Jurupa Community Services District, 5.000%, 9/1/2029 AA-/NR; Call 9/1/2020	375,000	370,103
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016 A+/Aa3	575,000	471,034
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2017 A+/Aa3	650,000	504,563
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027 AA+/NR	295,000	108,619
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032 AA/Aa1; Call 8/1/2017	475,000	462,199
Los Angeles Unified School District, 5.000%, 7/1/2024 AA-/Aa2; Call 7/1/2019	225,000	230,060
Los Angeles Unified School District, 5.200%, 7/1/2029 AA-/Aa2; Call 7/1/2019	480,000	483,187
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020 A+/Aa2	500,000	310,255
Oxnard School District, MBIA, 5.750%, 8/1/2022 A+/Baa1; Call 2/1/2022	100,000	106,276
Palo Alto Unified School District, 0.000%, 8/1/2017 AAA/Aa1	490,000	392,274
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021 A+/Baa1; Call 8/1/2016	315,000	340,556
Pleasant Valley School District-Ventura County, MBIA, 5.850%, 2/1/2020 A+/Baa1	50,000	54,335
Pomona Unified School District, MBIA, 6.550%, 8/1/2029 A/Baa1	200,000	211,858
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014 NR/A3	230,000	244,311
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015 NR/A3	310,000	328,690
Santa Barbara County College Elementary School District, 0.000%, 8/1/2026 AA/NR	135,000	53,476
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027 AA/NR	365,000	131,885
Santa Barbara County College Elementary School District, 0.000%, 8/1/2029 AA/NR	335,000	104,473

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

California (continued)
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031 AA/NR	$ 470,000	$ 130,947
Santa Barbara County College Elementary School District, 0.000%, 8/1/2033 AA/NR	575,000	138,012
Santa Monica Community College District, NATL-RE, 0.000%, 8/1/2017 AA/Aa1; Call 8/1/2015	775,000	581,335
Semitropic Improvement District, XLCA, 4.250%, 12/1/2022 AA/WR; Call 12/1/2016	50,000	49,587
Semitropic Improvement District, XLCA, 5.500%, 12/1/2022 AA/WR; Call 12/1/2014	655,000	684,174
Sierra View Local Health Care District, 3.800%, 7/1/2017 NR/NR	370,000	356,121
Sierra View Local Health Care District, 4.700%, 7/1/2016 NR/NR	250,000	255,778
Sierra View Local Health Care District, 4.875%, 7/1/2018 NR/NR; Call 7/1/2017	650,000	650,832
Sierra View Local Health Care District, 5.250%, 7/1/2022 NR/NR; Call 7/1/2017	1,000,000	1,009,030
Sierra View Local Health Care District, 5.250%, 7/1/2023 NR/NR; Call 7/1/2017	250,000	250,115
Tahoe Forest Hospital District, 5.500%, 8/1/2027 NR/Aa3; Call 8/1/2018	1,345,000	1,379,459
Tahoe Forest Hospital District, 5.500%, 8/1/2035 NR/Aa3; Call 8/1/2018	1,000,000	998,610
Twin Rivers Unified School District, 0.000%, 4/1/2014 A+/SP-1+/NR	1,100,000	996,699
University of California, AGM, 5.000%, 5/15/2018 AA+/Aa1; Call 5/15/2013	250,000	267,720
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013 BBB/Baa1	100,000	102,579
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015 BBB/Baa1	275,000	283,179
Vallejo City Unified School District, MBIA, 5.900%, 2/1/2017 BBB/Baa1	60,000	62,575
Vallejo City Unified School District, MBIA, 5.900%, 2/1/2018 BBB/Baa1	50,000	51,773
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018 BBB/Baa1	350,000	360,983
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025 BBB/Baa1	725,000	686,647
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2022 AA/NR	1,160,000	642,976

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

California (continued)
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023 AA/NR	$ 1,560,000	$ 801,668

		23,088,938

Colorado — 2.9%
Arapahoe County Water & Wastewater Public Improvement District, NATL-RE, 5.750%, 12/1/2016 BBB/Baa1; Call 12/1/2012	155,000	165,049
City & County of Denver, XLCA, 5.000%, 11/15/2023 A+/A1; Call 11/15/2015	1,390,000	1,425,570
City of Colorado Springs, 4.625%, 11/15/2033 AA/Aa2; Call 11/15/2019	150,000	144,179
Colorado Educational & Cultural Facilities Authority, 6.000%, 4/1/2021 NR/Baa2; Call 4/1/2011	225,000	224,991
Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040 A/NR; Call 3/1/2020	2,000,000	2,088,000
Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038 A/NR; Call 12/1/2018	500,000	560,870
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024 A/Baa3; Call 6/1/2014	750,000	742,882
Colorado Health Facilities Authority, 5.125%, 11/15/2020 AA-/Aa3; Call 11/15/2016 (3)	555,000	579,603
Colorado Health Facilities Authority, 5.125%, 11/15/2022 AA-/Aa3; Call 11/15/2016 (3)	225,000	231,529
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014 BBB/NR	570,000	577,689
Colorado Higher Education, 5.500%, 11/1/2027 NR/Aa2; Call 11/1/2018	55,000	67,167
Colorado Higher Education, 5.500%, 11/1/2027 AA-/Aa2; Call 11/1/2018	145,000	152,001
County of Pueblo, AMBAC, 5.100%, 1/1/2019 A/Baa1; Call 3/31/2011	750,000	750,277
Denver Health & Hospital Authority, 5.500%, 12/1/2019 BBB/NR	1,195,000	1,222,354
Denver Urban Renewal Authority, 5.000%, 12/1/2025 NR/Aa3; Call 12/1/2015	1,350,000	1,378,458

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027 NR/Aa2; Call 12/1/2017	$ 500,000	$ 532,335
Public Authority for Colorado Energy, 5.750%, 11/15/2018 A/A2	735,000	773,169
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2014 NR/WR; Call 12/1/2013	150,000	156,070
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016 NR/WR; Call 12/1/2013	250,000	256,160
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2017 NR/WR; Call 12/1/2013	50,000	50,790
Southlands Metropolitan District No. 1, RADIAN, 4.750%, 12/1/2027 NR/WR; Call 12/1/2017	100,000	75,971

		12,155,114

Connecticut — 0.2%
State of Connecticut, 4.250%, 2/1/2015 AA/Aa3	750,000	814,942

Delaware — 0.1%
Delaware State Housing Authority, 5.000%, 1/1/2026 NR/Aa1; Call 7/1/2019 (8)	315,000	314,650
Town of Middletown, NATL-RE, 3.800%, 1/15/2013 NR/Baa1	300,000	308,892

		623,542

District of Columbia — 0.1%
District of Columbia, AGM, 5.000%, 6/1/2022 AA+/Aa2; Call 12/1/2017	250,000	264,787

Florida — 9.2%
Alachua County Health Facilities Authority, 6.500%, 12/1/2019 A/A2; Call 12/1/2018	75,000	82,751
Citizens Property Insurance Corp., 5.000%, 6/1/2011 A+/A2	600,000	606,342
Citizens Property Insurance Corp., 5.000%, 6/1/2016 A+/A2	700,000	735,819
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016 AA+/Aa3	400,000	420,084
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017 AA+/Aa3	1,000,000	1,044,600
City of Cape Coral, AMBAC, 3.700%, 10/1/2013 BBB+/A1	200,000	207,730
City of Cape Coral, AMBAC, 5.000%, 10/1/2017 BBB+/A1; Call 10/1/2016	150,000	161,781

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Florida (continued)
City of Gainesville, AMBAC, 5.500%, 8/1/2017 NR/A2	$ 1,000,000	$ 1,092,320
City of Gulf Breeze, 3.000%, 12/1/2012 NR/NR; Call 5/1/2011 (3)	4,485,000	4,475,806
City of Gulf Breeze, 5.000%, 12/1/2023 A+/Aa3; Call 12/1/2020	2,000,000	2,063,700
City of Gulf Breeze, FGIC, 6.050%, 12/1/2013 NR/NR/WR; Call 3/31/2011 (3)	1,475,000	1,480,649
City of Lake City, AGM, 4.125%, 7/1/2028 AA+/Aa3; Call 7/1/2020	425,000	388,034
City of Lakeland, 1.360%, 10/1/2014 AA-/A1; Call 4/1/2014 (3)	250,000	252,280
City of Sunrise, AMBAC, 5.500%, 10/1/2015 AA-/WR	125,000	138,369
City of Sunrise, NATL-RE, 0.000%, 10/1/2013 BBB/Baa1	120,000	110,486
City of Tampa, AMBAC, 0.000%, 4/1/2017 NR/Aa3	240,000	189,444
Collier County Industrial Development Authority, 4.650%, 9/30/2019 A+/Aa3; Call 10/1/2011 (3)	180,000	171,061
County of Brevard, AMBAC, 5.000%, 7/1/2015 NR/WR	500,000	511,475
County of Brevard, AMBAC, 5.000%, 7/1/2016 NR/WR	1,275,000	1,295,770
County of Miami-Dade, 5.000%, 10/1/2028 A+/Aa2; Call 10/1/2020	2,000,000	2,001,420
County of Miami-Dade, 5.500%, 10/1/2026 A-/A2; Call 10/1/2020	2,500,000	2,596,025
County of Miami-Dade, AGC, 5.000%, 10/1/2029 AA+/Aa3; Call 10/1/2019	400,000	395,216
County of Miami-Dade, AGC, 5.500%, 10/1/2024 AA+/Aa3; Call 10/1/2018 (8)	1,500,000	1,521,255
County of Miami-Dade, BHAC, 6.000%, 10/1/2023 AA+/Aa1; Call 10/1/2018	1,000,000	1,141,520
County of Miami-Dade, NATL-RE, 5.125%, 10/1/2021 BBB/Aa2; Call 3/31/2011	300,000	300,108
County of Polk, NATL-RE, 5.000%, 12/1/2016 A+/Baa1	625,000	666,000
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026 BBB/WR; Call 1/1/2016	1,000,000	1,018,260
Florida Housing Finance Corp., 5.000%, 7/1/2034 AA+/Aa1; Call 7/1/2012 (8)	120,000	121,232
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028 NR/Aaa; Call 1/1/2020	1,000,000	1,062,300

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Florida (continued)
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028 AA+/Aa1; Call 1/1/2018	$ 805,000	$ 809,935
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2013 AA-/Aa3	500,000	528,545
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014 AA-/Aa3	600,000	641,442
Florida Municipal Power Agency, 5.500%, 10/1/2019 NR/A1	250,000	280,660
Florida State Board of Education, MBIA, 5.000%, 7/1/2019 AAA/A1; Call 7/1/2012	2,000,000	2,132,980
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022 AA+/Aa3; Call 7/1/2014	1,500,000	1,559,340
Fort Pierce, AGC, 5.875%, 9/1/2028 AA+/Aa3; Call 9/1/2018	500,000	531,235
Greater Orlando Aviation Authority, FSA, 5.000%, 10/1/2019 AA+/Aa3; Call 10/1/2017 (8)	200,000	210,044
Highlands County Health Facilities Authority, 6.100%, 11/15/2013 AA-/Aa3 (3)	750,000	826,162
Hillsborough County Aviation Authority, NATL-RE, 5.000%, 10/1/2015 A+/Aa3	200,000	221,224
Hillsborough County Industrial Development Authority, 5.650%, 5/15/2018 BBB/Baa1 (3)	500,000	530,540
Hillsborough County Industrial Development Authority, AMBAC, 5.000%, 3/15/2012 BBB/Baa1 (3)	875,000	894,906
Miami Health Facilities Authority, 4.500%, 11/15/2014 A/A1; Call 11/15/2013	570,000	603,704
Orange County Health Facilities Authority, 5.250%, 10/1/2035 A/A2; Call 10/1/2018	300,000	264,405
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029 NR/Aaa; Call 8/1/2020	150,000	150,329
Port St. Lucie Community Redevelopment Agency, NATL-RE, 4.000%, 1/1/2015 A+/Baa1; Call 1/1/2014	200,000	207,746
Port St. Lucie, AGC, 6.250%, 9/1/2027 AA+/Aa3; Call 9/1/2018	500,000	537,375
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 A-/A3 (3)	445,000	471,259

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Florida (continued)
St. Johns County School Board, NATL-RE, 5.000%, 7/1/2018 A+/A1; Call 7/1/2016	$ 150,000	$ 157,787
Sunrise Excise Tax & Special Assessment, AMBAC, 5.500%, 10/1/2018 AA-/WR	575,000	664,326
Sunrise Excise Tax & Special Assessment, NATL-RE, 0.000%, 10/1/2019 BBB/Baa1	480,000	312,931

		38,788,712

Georgia — 2.6%
City of Atlanta, 5.000%, 1/1/2018 NR/A1	600,000	653,070
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022 A/A1	1,000,000	1,093,880
County of Heard, XLCA, 5.000%, 5/1/2012 NR/WR	500,000	515,655
DeKalb County Hospital Authority, 6.000%, 9/1/2030 NR/NR; Call 9/1/2020	500,000	469,965
East Point Building Authority, XLCA, 4.500%, 2/1/2025 NR/WR; Call 2/1/2016	500,000	412,525
East Point Building Authority, XLCA, 5.000%, 2/1/2017 NR/WR	575,000	566,887
Gainesville & Hall County Hospital Authority, 4.000%, 2/15/2020 A-/NR	805,000	759,695
Gainesville & Hall County Hospital Authority, County Guarantee, 4.750%, 2/15/2030 A+/NR; Call 2/15/2020	1,750,000	1,558,777
Georgia Higher Education Facilities Authority, AGC, 5.000%, 6/15/2038 AA+/Aa3; Call 6/15/2020	50,000	47,294
Main Street Natural Gas, Inc., 5.250%, 9/15/2018 A/A2	250,000	256,878
Medical Center Hospital Authority, AGC, 6.500%, 8/1/2038 AA+/NR; Call 8/1/2018	250,000	262,708
Municipal Electric Authority of Georgia, 4.375%, 11/1/2029 A/A1; Call 11/1/2020	160,000	144,222
Municipal Electric Authority of Georgia, 5.750%, 1/1/2019 A/A2; Call 7/1/2018	1,215,000	1,403,872
Richmond County Hospital Authority, 5.250%, 1/1/2029 A+/A1; Call 1/1/2019	1,150,000	1,080,321
Richmond County Hospital Authority, 5.375%, 1/1/2029 A+/A1; Call 1/1/2019	940,000	890,894
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020 BBB/WR; Call 1/1/2014	300,000	313,953
Spalding County, 6.125%, 9/1/2028 NR/Aa3; Call 9/1/2018	500,000	547,210

		10,977,806

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Hawaii — 0.7%
City & County of Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024 AA/Aa2; Call 7/1/2015	$ 1,000,000	$ 1,040,530
Hawaii State Department of Budget & Finance, NATL-RE, 4.950%, 4/1/2012 BBB/Baa1	1,750,000	1,799,630

		2,840,160

Idaho — 1.1%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022 NR/A3; Call 6/1/2018	200,000	214,144
Boise-Kuna Irrigation District, 7.375%, 6/1/2034 NR/A3; Call 6/1/2018	340,000	369,383
Idaho Housing & Finance Association, 5.150%, 7/1/2022 NR/Aa3; Call 1/1/2013 (8)	475,000	476,938
Idaho Housing & Finance Association, 5.150%, 7/1/2023 NR/Aa3; Call 7/1/2012 (8)	180,000	180,169
Idaho Housing & Finance Association, 5.500%, 1/1/2021 NR/Aa3; Call 7/1/2011 (8)	135,000	135,205
Idaho Housing & Finance Association, 5.500%, 7/1/2021 NR/Aa3; Call 1/1/2012 (8)	80,000	80,278
Idaho Housing & Finance Association, 5.550%, 7/1/2021 NR/Aa3; Call 1/1/2012 (8)	255,000	260,720
Idaho Housing & Finance Association, 5.600%, 7/1/2021 NR/Aa3; Call 1/1/2012 (8)	235,000	236,149
University of Idaho, 5.250%, 4/1/2021 A+/Aa3 (3)	2,500,000	2,686,150

		4,639,136

Illinois — 10.6%
Bryant, 5.900%, 8/1/2023 BBB+/Baa1; Call 3/31/2011	680,000	681,809
Chicago Public Building Commission Building, AMBAC, 5.000%, 3/1/2017 A/A1	115,000	122,399
Chicago Transit Authority, AGC, 5.250%, 6/1/2022 AA+/Aa3; Call 6/1/2018	1,500,000	1,528,830
City of Chicago, NATL-RE, 5.250%, 1/1/2024 A-/A1; Call 1/1/2016	2,025,000	2,044,602
City of Chicago, NATL-RE, 5.530%, 1/1/2020 A+/Aa3; Call 1/1/2016	1,000,000	1,086,240
City of Quincy, 5.000%, 11/15/2012 A-/A3	185,000	190,955
City of Springfield, NATL-RE, 5.000%, 3/1/2022 AA-/A1; Call 3/1/2017	3,500,000	3,645,145

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025 AA+/Aa2; Call 12/1/2017	$ 2,605,000	$ 2,627,064
Cook County Community High School District No. 219-Niles Township, NATL-RE, 0.000%, 12/1/2020 NR/Baa1	35,000	19,955
Cook County School District No. 123-Oak Lawn, NATL-RE, 0.000%, 12/1/2019 A+/A1	1,440,000	924,696
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 6/1/2013 NR/WR	500,000	519,855
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016 NR/Aa3	300,000	240,303
County of St. Clair, 5.250%, 10/1/2027 AA/Aa2; Call 10/1/2019	1,150,000	1,198,311
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016 NR/Baa1	440,000	476,379
Illinois Finance Authority, 5.000%, 5/15/2020 NR/NR	250,000	259,698
Illinois Finance Authority, 5.250%, 3/1/2019 A+/A1	250,000	276,060
Illinois Finance Authority, 5.250%, 11/15/2022 A/A3; Call 11/15/2017	250,000	248,255
Illinois Finance Authority, 5.750%, 11/15/2033 A/A3; Call 11/15/2017	960,000	921,178
Illinois Finance Authority, 7.125%, 11/15/2037 A/A3; Call 5/15/2019	530,000	551,412
Illinois Finance Authority, AGC, 5.250%, 8/15/2019 AA+/NR	250,000	264,675
Illinois Finance Authority, AMBAC, 6.250%, 2/1/2033 A+/A2; Call 2/1/2018	75,000	76,085
Illinois Finance Authority, BHAC, 4.875%, 11/1/2018 AAA/Aaa; Call 11/1/2013 (3)(8)	2,255,000	2,209,021
Illinois Finance Authority, NATL-RE, 5.125%, 11/15/2018 BBB/A2; Call 3/31/2011	250,000	249,903
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019 A+/A1; Call 2/1/2017	1,000,000	1,075,540
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024 A+/A1; Call 2/1/2017	1,000,000	1,038,510

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Kendall, Kane & Will Counties High School District No. 18, FSA, 5.250%, 10/1/2016 NR/Aa2; Call 10/1/2014	$ 925,000	$ 1,025,242
Lake County Community Consolidated School District No. 46-Grayslake, NATL-RE FGIC, 0.000%, 12/1/2018 AA+/WR	275,000	199,161
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2019 NR/WR	100,000	63,887
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018 NR/A1; Call 1/15/2015	500,000	509,030
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026 NR/WR	525,000	162,729
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028 NR/WR	335,000	87,703
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013 NR/WR	200,000	185,698
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021 NR/WR	300,000	156,669
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023 NR/WR	100,000	43,794
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2015 NR/Baa1	100,000	84,401
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2017 NR/Baa1	210,000	163,325
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020 NR/A2; Call 1/1/2018	1,500,000	1,561,470
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021 A/NR	875,000	851,287
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2019 AA+/Aa3 (8)	890,000	893,062
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2020 AA+/Aa3 (8)	1,095,000	1,080,798
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2021 AA+/Aa3 (8)	815,000	794,446
Sangamon Logan & Menard Counties Community Unit School District No. 15, FSA, 0.000%, 1/1/2016 NR/Aa3	650,000	550,530

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Southern Illinois University, NATL-RE, 0.000%, 4/1/2022 BBB/A2	$ 100,000	$ 53,597
St. Louis Regional Airport Authority, 6.000%, 12/1/2024 A/NR; Call 12/1/2018 (8)	745,000	761,561
State of Illinois, 3.750%, 9/1/2016 A+/A1	500,000	488,155
State of Illinois, 5.000%, 1/1/2015 A+/A1	250,000	261,305
State of Illinois, 5.000%, 1/1/2016 A+/A1	500,000	522,395
State of Illinois, 6.500%, 6/15/2022 AAA/A1	250,000	292,315
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018 NR/A1	90,000	75,041
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018 NR/A1	425,000	319,779
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016 NR/Baa1	535,000	414,192
University of Illinois, AMBAC, 5.250%, 4/1/2013 AA-/Aa2	1,060,000	1,127,299
Village of Bolingbrook, AGM, 5.000%, 1/1/2025 NR/Aa3; Call 1/1/2020	1,425,000	1,437,055
Village of Elwood, RADIAN, 0.000%, 3/1/2024 A/WR; Call 3/1/2016	250,000	107,833
Village of Elwood, RADIAN, 0.000%, 3/1/2026 A/WR; Call 3/1/2016	1,000,000	365,880
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016 NR/WR; Call 1/1/2014	1,065,000	1,069,665
Village of Harwood Heights, AGM, 3.400%, 12/1/2015 AA+/Aa3; Call 12/1/2011	235,000	219,753
Village of Hoffman Estates, 5.250%, 12/1/2025 AA+/Aa1; Call 12/1/2018	300,000	310,191
Village of Justice, AMBAC, 0.000%, 1/1/2014 NR/WR	545,000	488,206
Village of Justice, AMBAC, 0.000%, 1/1/2015 NR/WR	345,000	292,277
Village of Maywood, XLCA, 5.000%, 1/1/2021 NR/A1; Call 1/1/2015	385,000	395,491
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015 NR/WR	155,000	123,191
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2019 NR/WR	40,000	25,439

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016 BBB/WR	$ 505,000	$ 408,984
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017 NR/WR	750,000	568,545
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021 A+/WR	200,000	114,388
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022 A+/WR	250,000	132,338
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023 NR/Aa3; Call 1/1/2016	1,025,000	1,102,049
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2015 NR/WR	50,000	41,435
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017 NR/WR	870,000	638,928
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020 NR/WR	815,000	472,447
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018 NR/A1; Call 11/1/2015	740,000	778,539
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2023 AA/NR; Call 6/1/2018	315,000	352,926
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2028 AA/NR; Call 6/1/2018	275,000	296,557

		44,947,868

Indiana — 4.3%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026 AA+/NR; Call 1/15/2016	680,000	690,812
Brownsburg Redevelopment Authority, 2.000%, 8/1/2012 AA-/NR	95,000	95,979
Carmel Redevelopment Authority, 5.000%, 7/1/2023 AA-/Aa2; Call 7/1/2020	350,000	370,020
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021 AA-/Aa2; Call 7/1/2016	200,000	209,990
City of Greenwood, 4.000%, 10/1/2017 BBB+/NR	225,000	216,047

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Indiana (continued)
City of Greenwood, 4.000%, 10/1/2018 BBB+/NR	$ 25,000	$ 23,741
City of Greenwood, 4.250%, 10/1/2020 BBB+/NR; Call 10/1/2018	820,000	770,046
City of Greenwood, 4.300%, 10/1/2022 BBB+/NR; Call 10/1/2018	875,000	812,158
City of Greenwood, 4.625%, 10/1/2024 BBB+/NR; Call 10/1/2018	520,000	478,722
Decatur County Hospital Association, AMBAC, 5.000%, 7/15/2015 A+/WR; Call 1/15/2012	220,000	223,049
Dyer Redevelopment Authority Economic Development Lease Rent, CIFG, 5.250%, 7/15/2021 A+/WR; Call 7/15/2015	400,000	417,876
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023 A+/WR; Call 7/15/2015	1,225,000	1,261,480
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016 AA+/NR	670,000	775,760
Fishers Redevelopment District, 5.125%, 7/15/2026 AA/NR; Call 1/15/2020	1,875,000	1,947,300
Fishers Redevelopment District, 5.250%, 7/15/2023 AA/NR; Call 1/15/2020	1,605,000	1,736,016
Hendricks County Redevelopment District, 6.000%, 1/1/2022 NR/Baa2; Call 1/1/2016	730,000	746,155
Indiana Development Finance Authority, 4.700%, 10/1/2015 BBB/NR; Call 10/1/2015 (3)(8)	550,000	563,860
Indiana Finance Authority, 6.000%, 10/1/2021 BBB-/NR; Call 10/1/2019	500,000	504,305
Indiana Finance Authority, AMBAC, 0.000%, 6/1/2018 AA+/Aa1	175,000	135,139
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024 BBB/A3; Call 12/1/2016	1,650,000	1,570,404
Indiana Municipal Power Agency, 5.250%, 1/1/2024 A+/A1; Call 1/1/2019	500,000	525,490
Indianapolis Airport Authority, 4.000%, 1/1/2020 A/A1	255,000	254,990
Indianapolis Airport Authority, 4.000%, 1/1/2021 A/A1; Call 1/1/2020	150,000	148,551
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017 A/WR; Call 2/1/2014	1,000,000	1,043,480

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Indiana (continued)
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015 BBB/Baa1	$ 750,000	$ 631,200
Merrillville Multi-School Building Corp., NATL-RE FGIC, 5.000%, 7/15/2024 A+/WR; Call 7/15/2015	300,000	304,563
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022 AA+/Aa3; Call 7/15/2018	1,000,000	1,075,720
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021 AA+/Aa3	200,000	225,760
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021 AA+/NR; Call 1/15/2019	565,000	621,037

		18,379,650

Iowa — 0.4%
Iowa Finance Authority, GNMA/FNMA/ FHLMC, 5.000%, 1/1/2038 AAA/Aaa; Call 1/1/2019	1,410,000	1,501,481

Kansas — 0.9%
City of Salina, 5.000%, 10/1/2018 NR/A1; Call 4/1/2016	350,000	368,228
Kansas Development Finance Authority, 5.750%, 11/15/2034 AA-/Aa3; Call 11/15/2014	600,000	619,416
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028 AA+/Aa2; Call 11/1/2018	350,000	368,221
Miami County Unified School District No. 416, NATL-RE, 5.000%, 9/1/2019 BBB/Baa1; Call 9/1/2016	1,240,000	1,334,166
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.450%, 6/1/2027 NR/Aaa; Call 6/1/2013 (8)	665,000	685,542
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.750%, 12/1/2037 NR/Aaa; Call 12/1/2015 (8)	150,000	151,021
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036 NR/Aaa; Call 12/1/2014 (8)	475,000	487,887

		4,014,481

Kentucky — 0.5%
Kentucky Economic Development Finance Authority, 5.000%, 2/1/2017 A+/A1	1,000,000	1,061,330
Kentucky Housing Corp., FHA, 5.750%, 7/1/2039 AAA/Aaa; Call 1/1/2019	910,000	935,353

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Kentucky (continued)
Kentucky State Property & Buildings Commission, MBIA, 5.000%, 8/1/2018 A+/Aa2	$ 205,000	$ 229,026

		2,225,709

Louisiana — 1.0%
City of New Orleans, AMBAC, 0.000%, 9/1/2015 NR/A3	25,000	20,334
Louisiana Housing Finance Agency, GNMA/ FNMA/FHLMC, 4.750%, 6/1/2027 NR/Aaa; Call 6/1/2020	1,250,000	1,312,900
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040 NR/Aaa; Call 6/1/2018	1,330,000	1,431,359
Louisiana Public Facilities Authority, 2.875%, 11/1/2015 BBB+/A3e	800,000	783,976
Louisiana Public Facilities Authority, 7.000%, 12/1/2011 BBB/Baa2; Call 12/1/2011 (3)	500,000	518,705
State of Louisiana, CIFG, 5.000%, 7/15/2017 AA-/Aa2; Call 7/15/2016	250,000	280,798

		4,348,072

Maryland — 0.1%
Maryland Community Development Administration, 6.000%, 3/1/2041 NR/Aa2; Call 3/1/2016 (8)	145,000	155,801
Maryland Health & Higher Educational Facilities Authority, 4.500%, 5/15/2032 A+/Aa3; Call 5/15/2020	195,000	179,338

		335,139

Massachusetts — 2.1%
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016 AA/NR	670,000	687,132
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016 AA/NR	480,000	507,729
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017 AA/NR	625,000	661,500
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 AA/NR (8)	290,000	293,144
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019 AA/NR	955,000	1,012,749
Massachusetts Health & Educational Facilities Authority, 5.000%, 10/1/2020 A+/A2; Call 10/1/2017	500,000	536,120

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024 AA/Aa2; Call 7/1/2019	$ 3,105,000	$ 3,187,748
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.280%, 7/1/2018 A/A3; Call 3/1/2011 (3)	1,875,000	1,717,500
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 0.298%, 7/1/2017 A/A3; Call 3/1/2011 (3)	35,000	32,060
Route 3 North Transit Improvement Association, NATL-RE, 5.000%, 6/15/2012 BBB/Aa2; Call 3/31/2011	400,000	401,216

		9,036,898

Michigan — 6.2%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2016 BBB/WR	300,000	298,065
Alpena General Hospital, AMBAC, 5.200%, 11/1/2014 NR/WR; Call 5/1/2011	350,000	350,451
Alpena General Hospital, AMBAC, 5.250%, 11/1/2015 NR/WR; Call 5/1/2011	375,000	375,450
Battle Creek School District, AGM Q-SBLF, 5.250%, 5/1/2021 AA+/Aa2; Call 5/1/2017	1,125,000	1,235,171
Bay City School District, AGM Q-SBLF, 5.000%, 5/1/2025 AA+/Aa2; Call 5/1/2016	875,000	896,919
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016 NR/Baa1; Call 5/1/2015	560,000	575,893
City of Detroit, AGM, 5.000%, 4/1/2017 AA+/Aa3; Call 3/31/2011	50,000	50,018
City of Detroit, AGM, 5.500%, 7/1/2015 AA+/Aa3	110,000	119,081
City of Detroit, NATL-RE, 5.000%, 7/1/2016 BBB/A1 (3)	725,000	778,867
City of Detroit, NATL-RE, 5.250%, 7/1/2022 A+/A1; Call 7/1/2017 (3)	1,100,000	1,130,888
City of Detroit, NATL-RE, 6.000%, 7/1/2014 A+/A1	300,000	328,188
City of Warren, NATL-RE, 4.200%, 10/1/2018 AA/Baa1; Call 10/1/2015	250,000	255,848
Cook & Thorburn Drain District, 3.700%, 5/1/2021 AA+/NR; Call 5/1/2019	245,000	247,230
County of Ottawa, NATL-RE, 5.000%, 8/1/2023 NR/Aaa; Call 8/1/2017	1,030,000	1,096,692
Detroit City School District, AMBAC Q-SBLF, 6.500%, 5/1/2011 NR/Aa3	200,000	201,488

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Michigan (continued)
East Grand Rapids Public School District, AGM Q-SBLF, 5.000%, 5/1/2019 AA+/Aa2; Call 5/1/2014	$ 2,155,000	$ 2,283,309
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa2; Call 5/1/2014	485,000	500,699
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026 AA+/NR; Call 6/1/2020	765,000	730,774
Michigan Finance Authority, 3.000%, 6/1/2012 A-/NR	2,340,000	2,358,486
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015 BBB-/NR	250,000	249,885
Michigan Public Educational Facilities Authority, 6.000%, 6/1/2020 BBB-/NR	380,000	371,541
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014 AA/A1	150,000	162,902
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017 AA/A1	375,000	413,254
Michigan Strategic Fund, 2.800%, 12/1/2013 BBB/A-2/NR (3)	1,000,000	1,016,410
Michigan Strategic Fund, AMBAC, 4.850%, 9/1/2011 BBB+/Baa1 (3)	3,000,000	3,045,240
Pontiac, CIFG, 5.000%, 5/1/2017 A+/NR; Call 5/1/2016	300,000	305,853
Southgate Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa2; Call 5/1/2015	1,000,000	1,040,260
State of Michigan, FSA, 5.250%, 9/15/2021 AA+/Aa3; Call 9/15/2017	2,000,000	2,167,560
Warren Consolidated School District, FSA, 5.000%, 5/1/2015 AA+/Aa2	325,000	360,987
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019 AA+/Aa2; Call 5/1/2018	400,000	437,356
Wayne State University, AGM, 5.000%, 11/15/2025 AA+/Aa2; Call 11/15/2018	515,000	532,242
Wyandotte, NATL-RE, 4.500%, 10/1/2014 BBB/Baa1 (8)	600,000	620,610
Wyandotte, NATL-RE, 5.000%, 10/1/2013 BBB/Baa1 (8)	600,000	628,626
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2020 A+/Aa3; Call 5/1/2014	300,000	316,302
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2021 A+/Aa3; Call 5/1/2014	650,000	681,739

		26,164,284

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Minnesota — 0.5%
City of Minneapolis, AGC, 6.500%, 11/15/2038 AA+/Aa3; Call 11/15/2018	$ 950,000	$ 1,003,390
City of Northfield, 5.500%, 11/1/2015 BBB-/NR	900,000	944,343
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025 A+/NR; Call 8/15/2020	275,000	281,160

		2,228,893

Mississippi — 0.3%
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039 NR/Aaa; Call 6/1/2018	565,000	605,250
Rankin County School District, FSA, 5.000%, 10/1/2014 AA+/Aa3	730,000	806,570

		1,411,820

Missouri — 3.8%
Cass County, 5.000%, 5/1/2015 NR/NR	450,000	459,450
City of Des Peres, AMBAC, 5.250%, 2/1/2018 NR/WR; Call 2/1/2015	380,000	415,876
City of North Kansas City, AMBAC, 4.750%, 11/15/2016 NR/WR; Call 3/31/2011	125,000	125,033
City of Sikeston, NATL-RE, 6.000%, 6/1/2015 BBB/Baa1	900,000	947,295
City of St. Louis, AGM, 5.000%, 7/1/2020 AA+/Aa3; Call 7/1/2017	1,885,000	1,962,605
City of St. Louis, NATL-RE, 4.000%, 7/1/2014 A-/Baa1	75,000	78,446
Jackson County, AMBAC, 5.000%, 12/1/2018 A+/Aa3; Call 12/1/2016	1,000,000	1,082,800
Kansas City Industrial Development Authority, 4.000%, 9/1/2014 NR/NR	1,115,000	1,116,806
Missouri Development Finance Board, 6.000%, 4/1/2027 A-/NR; Call 4/1/2013	650,000	659,191
Missouri Development Finance Board, 6.750%, 4/1/2029 A-/NR; Call 10/1/2013	200,000	208,014
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021 AAA/Aa1; Call 5/1/2017	500,000	562,535
Missouri Housing Development Commission, 5.000%, 11/1/2027 AAA/NR; Call 11/1/2019	1,055,000	1,121,739
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.200%, 9/1/2031 AAA/NR; Call 3/1/2019	245,000	249,327
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038 AAA/NR; Call 9/1/2017 (8)	155,000	163,905

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029 NR/Aaa; Call 1/1/2019	$ 750,000	$ 849,262
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015 BBB+/NR	1,785,000	1,738,162
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016 BBB+/NR	390,000	376,635
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017 BBB+/NR	1,430,000	1,367,580
Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018 BBB+/NR	1,000,000	949,910
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015 AA+/Aa3	750,000	815,265
Springfield Public Building Corp., AMBAC, 5.000%, 7/1/2014 NR/Aa2 (8)	225,000	243,520
St. Louis Municipal Finance Corp., AGC, 0.000%, 7/15/2021 AA+/Aa3	800,000	468,912

		15,962,268

Montana — 0.5%
City of Billings, 4.125%, 7/1/2017 NR/Baa2 (8)	500,000	489,210
City of Billings, 4.500%, 7/1/2016 NR/Baa2 (8)	400,000	405,656
County of Yellowstone, 5.250%, 9/1/2034 AA/NR; Call 9/1/2017	1,400,000	1,445,038

		2,339,904

Nebraska — 0.3%
City of O’Neill, 6.250%, 9/1/2012 NR/NR	130,000	131,745
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030 NR/NR; Call 1/1/2020	1,000,000	972,510

		1,104,255

Nevada — 1.7%
City of Henderson, NATL-RE, 5.000%, 6/1/2023 AA+/Aa1; Call 6/1/2015	500,000	509,720
Clark County School District, AMBAC, 5.000%, 6/15/2019 AA/Aa2; Call 6/15/2017	1,600,000	1,745,552
County of Washoe, 5.500%, 2/1/2028 A+/A1; Call 2/1/2019	1,000,000	1,027,690

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Nevada (continued)
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028 AA+/Aa1; Call 6/1/2016	$ 2,565,000	$ 2,569,489
Nevada Housing Division, 5.400%, 4/1/2031 AAA/Aaa; Call 3/31/2011 (8)	305,000	320,213
Nevada Housing Division, FHA, 5.550%, 4/1/2031 AAA/Aaa; Call 3/31/2011 (8)	400,000	400,744
Reno-Sparks Indian Colony, 4.250%, 6/1/2014 NR/NR	515,000	510,968

		7,084,376

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, AMBAC, 5.875%, 10/1/2016 A/A2; Call 3/31/2011	600,000	601,722
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029 NR/Aa3; Call 7/1/2020	1,500,000	1,589,640

		2,191,362

New Jersey — 0.8%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014 A/Baa1	350,000	384,955
Essex County Improvement Authority, AMBAC, 5.250%, 12/15/2018 NR/Aa2	150,000	168,720
New Jersey Housing & Mortgage Finance Agency, AGM, 5.050%, 11/1/2013 AA+/Aa3; Call 1/1/2012	1,450,000	1,481,117
New Jersey State Housing & Mortgage Finance Agency, 5.000%, 10/1/2033 AA/Aa2; Call 4/1/2013 (8)	85,000	84,776
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017 AA+/Aa3	1,000,000	1,095,120

		3,214,688

New Mexico — 1.2%
City of Farmington, 4.700%, 9/1/2024 BBB-/Baa2; Call 11/1/2020	2,000,000	1,843,600
New Mexico Mortgage Finance Authority, 5.950%, 3/1/2032 AAA/NR; Call 3/31/2011 (8)	220,000	222,957
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 4.400%, 1/1/2027 AAA/NR; Call 1/1/2016 (8)	1,295,000	1,274,669
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039 AAA/NR; Call 3/1/2019	985,000	1,064,302
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039 AAA/NR; Call 3/1/2019	710,000	767,034

		5,172,562

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

New York — 0.6%
County of Monroe, MBIA, 6.000%, 3/1/2015 BBB+/A3	$ 225,000	$ 254,212
Metropolitan Transportation Authority, 5.000%, 11/15/2016 A/A2	1,250,000	1,382,800
Metropolitan Transportation Authority, NATL-RE, 5.000%, 11/15/2024 AA/Baa1; Call 11/15/2016	100,000	103,397
Monroe County Airport Authority, NATL-RE, 5.250%, 1/1/2014 BBB/Baa1 (8)	100,000	103,305
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024 AA-/Aa3; Call 1/15/2017	425,000	438,702
New York Liberty Development Corp., 5.000%, 10/1/2015 A/A1	250,000	270,010

		2,552,426

North Carolina — 2.3%
Board of Governors of the University of North Carolina, AMBAC, 5.375%, 4/1/2017 NR/NR; Call 10/1/2012	40,000	43,021
Board of Governors of the University of North Carolina, AMBAC, 5.375%, 4/1/2017 NR/WRe; Call 10/1/2012	35,000	35,922
City of Charlotte, 5.000%, 7/1/2020 A+/A1 (8)	500,000	518,840
City of Charlotte, 5.000%, 7/1/2022 A+/A1; Call 7/1/2020 (8)	150,000	152,676
City of Charlotte, 5.000%, 7/1/2022 A+/A1; Call 7/1/2020	1,500,000	1,618,170
City of Greensboro, 5.250%, 4/1/2031 AA+/Aa2; Call 4/1/2020	1,000,000	1,023,150
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019 A-/Baa1	1,710,000	1,771,098
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022 A-/Baa1	100,000	113,935
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019 AA+/Aa3	500,000	557,495
North Carolina Eastern Municipal Power Agency, AMBAC, 5.000%, 1/1/2016 A-/WR	500,000	548,855
North Carolina Housing Finance Agency, 4.650%, 7/1/2021 AA/Aa2; Call 7/1/2016 (3)(8)	2,000,000	1,980,640
Raleigh Durham Airport Authority, 4.250%, 5/1/2030 NR/Aa3; Call 5/1/2020	1,000,000	910,990
Raleigh Durham Airport Authority, 5.000%, 5/1/2036 NR/Aa3; Call 5/1/2020	450,000	443,003

		9,717,795

North Dakota — 0.6%
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029 NR/Aa3; Call 7/1/2019	2,425,000	2,602,243

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Ohio — 0.5%
Buckeye Local School District/Jefferson County, AMBAC, 3.750%, 12/1/2011 NR/WR	$ 245,000	$ 250,000
City of Cleveland, AGC, 5.000%, 10/1/2017 AA+/Aa3	425,000	472,438
County of Hamilton, NATL-RE FGIC, 5.250%, 5/15/2015 BBB/WR; Call 5/15/2014	200,000	211,554
Hilliard School District, 0.000%, 12/1/2019 AA/Aa2	235,000	171,574
Richland County, AGC, 6.000%, 12/1/2028 NR/Aa3; Call 12/1/2018	250,000	273,078
Westerville City School District, XLCA, 5.000%, 12/1/2025 AA-/Aa2	625,000	661,837

		2,040,481

Oklahoma — 1.0%
Cleveland County Justice Authority, 5.750%, 3/1/2029 A/NR; Call 3/1/2015	650,000	670,566
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 4.500%, 9/1/2024 NR/Aaa; Call 3/1/2020	1,750,000	1,774,780
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038 NR/Aaa; Call 9/1/2018	445,000	476,648
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029 NR/Aaa; Call 3/1/2019	175,000	185,861
Oklahoma Water Resource Board, 5.250%, 4/1/2018 AAA/Aaa; Call 10/1/2013	900,000	983,574

		4,091,429

Pennsylvania — 2.5%
Allegheny County Hospital Development Authority, 5.000%, 6/15/2018 A+/Aa3; Call 6/15/2014	150,000	156,819
Delaware County Industrial Development Authority, 5.000%, 8/15/2020 NR/NR	1,500,000	1,412,550
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012 NR/MIG2; Call 12/1/2011	4,000,000	4,007,800
Harrisburg Authority, AGM, 5.000%, 12/1/2013 AA+/Aa3 (3)	1,025,000	1,022,068
Harrisburg Authority, AGM, 5.250%, 12/1/2013 AA+/Aa3 (3)	2,000,000	2,006,640
Pennsylvania Industrial Development Authority, AMBAC, 5.500%, 7/1/2014 A-/A1; Call 7/1/2012	1,925,000	2,031,010

		10,636,887

Puerto Rico — 0.7%
Commonwealth of Puerto Rico, FSA, 5.250%, 7/1/2030 AA+/Aa3; Call 1/1/2020	800,000	784,712
Government Development Bank for Puerto Rico, 5.250%, 8/1/2018 BBB/NR; Call 8/1/2011	150,000	149,985

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Puerto Rico (continued)
Puerto Rico Electric Power Authority, 5.250%, 7/1/2028 BBB+/A3; Call 7/1/2020	$ 400,000	$ 387,584
Puerto Rico Highway & Transportation Authority, AGM, 4.950%, 7/1/2026 AA+/Aa3; Call 7/1/2020	1,300,000	1,275,274
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013 BBB/A2	250,000	265,797

		2,863,352

Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp., 5.400%, 10/1/2047 AA+/Aa2; Call 4/1/2017 (8)	690,000	630,798
Rhode Island Student Loan Authority, 3.950%, 12/1/2017 A+/NR	250,000	248,525
Rhode Island Student Loan Authority, 4.200%, 12/1/2018 A+/NR; Call 12/1/2017	600,000	596,832
Rhode Island Student Loan Authority, 4.250%, 12/1/2020 A+/NR; Call 12/1/2017	500,000	484,440
Rhode Island Student Loan Authority, 4.500%, 12/1/2021 A+/NR; Call 12/1/2017	1,000,000	974,980

		2,935,575

South Carolina — 2.7%
City of Spartanburg, AGM, 5.000%, 6/1/2020 AA+/Aa3; Call 6/1/2017	1,690,000	1,853,845
County of Florence, 5.000%, 11/1/2025 A+/NR; Call 11/1/2020	2,000,000	1,975,320
Laurens County Water & Sewer Commission, AMBAC, 3.800%, 3/1/2016 NR/WR; Call 3/1/2013	725,000	693,013
Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030 AA+/Aa3e; Call 7/1/2021	1,750,000	1,710,222
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034 AA+/Aa3e; Call 7/1/2021	1,000,000	1,013,900
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028 NR/Aaa; Call 7/1/2019	495,000	525,987
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037 NR/Aa2; Call 7/1/2016 (8)	1,785,000	1,852,759
South Carolina State Housing Finance & Development Authority, AMBAC, 5.000%, 7/1/2035 NR/Aa1; Call 1/1/2015 (8)	225,000	230,420
South Carolina State Public Service Authority, 5.500%, 1/1/2038 AA-/Aa2; Call 1/1/2019	1,000,000	1,037,230

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

South Carolina (continued)
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020 NR/A1	$ 250,000	$ 280,790
South Carolina Transportation Infrastructure Bank, XLCA, 5.000%, 10/1/2022 NR/A1; Call 10/1/2016	150,000	156,818

		11,330,304

South Dakota — 1.0%
City of Rapid City, 6.750%, 12/1/2031 NR/Baa2; Call 12/1/2019	500,000	503,205
City of Rapid City, 7.000%, 12/1/2035 NR/Baa2; Call 12/1/2019	750,000	754,755
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024 AA-/A1; Call 11/1/2019	1,000,000	1,007,630
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022 NR/WR; Call 8/1/2017	980,000	1,049,208
South Dakota Housing Development Authority, 4.900%, 5/1/2022 AAA/Aa1; Call 11/1/2016 (8)	735,000	738,197

		4,052,995

Tennessee — 1.6%
Blount County Public Building Authority, 1.160%, 6/1/2032 NR/Aa1; Call 3/1/2011 (3)	2,000,000	2,000,000
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017 A/A2	435,000	482,932
Tennessee Housing Development Agency, 3.750%, 1/1/2025 AA+/Aa1; Call 1/1/2020 (8)	2,730,000	2,656,099
Tennessee Housing Development Agency, 4.500%, 7/1/2025 AA+/Aa1; Call 1/1/2020 (8)	500,000	472,250
Tennessee Housing Development Agency, 5.000%, 1/1/2027 NR/Aa2; Call 7/1/2019	1,000,000	1,064,570

		6,675,851

Texas — 6.6%
Alamo Community College Distric, AGM-CR FGIC, 5.000%, 8/15/2021 AA+/Aaa; Call 8/15/2017	200,000	220,704
Bexar County Health Facilities Development Corp., 5.450%, 7/1/2019 BBB/NR	100,000	98,743
Brazos River Authority, FGIC, 4.250%, 3/1/2014 BBB+/A3; Call 3/1/2014 (3)	885,000	881,310
Brazos River Authority, FGIC, 4.250%, 12/1/2017 BBB+/A3; Call 6/1/2014 (3)	290,000	285,972
Capital Area Cultural Education Facilities Finance Corp., 4.000%, 4/1/2011 NR/WR/WR	400,000	400,404
Capital Area Cultural Education Facilities Finance Corp., 4.000%, 4/1/2012 NR/WR/WR	345,000	348,660

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Texas (continued)
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019 NR/WR/WR	$ 1,000,000	$ 1,008,560
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021 NR/WR/WR; Call 4/1/2020	400,000	399,984
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025 BBB-/Baa3	1,000,000	372,530
Central Texas Regional Mobility Authority, 5.750%, 1/1/2025 BBB-/Baa3; Call 1/1/2020	2,850,000	2,731,782
City of Conroe, MBIA, 5.500%, 3/1/2022 AA-/Aa2; Call 3/1/2017	100,000	110,276
City of El Paso, NATL-RE FGIC, 5.000%, 8/15/2020 AA/Aa2; Call 8/15/2015	135,000	144,886
City of Galveston, 4.250%, 5/1/2014 A/Aa3	290,000	301,023
City of Keller, NATL-RE, 5.000%, 2/15/2022 AA/Aa3; Call 2/15/2014	250,000	260,990
City of San Antonio, 5.000%, 2/1/2019 AA/Aa1; Call 2/1/2015	1,900,000	2,067,010
Dallas County Cities Municipal Utility District, 3.500%, 8/1/2023 AA/NR; Call 8/1/2020	1,325,000	1,229,176
Dallas County Cities Municipal Utility District, 3.600%, 8/1/2025 AA/NR; Call 8/1/2020	1,445,000	1,328,851
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2026 AA/NR; Call 8/1/2020	680,000	655,676
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2027 AA/NR; Call 8/1/2020	340,000	320,035
Dallas-Fort Worth International Airport Facilities Improvement Corp., FSA, 5.500%, 11/1/2018 AA+/Aa3; Call 11/1/2013 (8)	100,000	104,310
Dallas-Fort Worth International Airport Facilities Improvement Corp., MBIA, 5.875%, 11/1/2017 A+/A1; Call 11/1/2011 (8)	115,000	118,008
Dallas-Fort Worth International Airport Facilities Improvement Corp., XLCA, 6.125%, 11/1/2018 A+/A1; Call 3/31/2011 (8)	805,000	807,495
Forney Independent School District, PSF, 6.000%, 8/15/2037 AAA/NR; Call 8/15/2018	340,000	369,060
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015 BBB/NR	200,000	201,808
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016 BBB/NR	180,000	183,019

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Texas (continued)
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017 BBB/NR	$ 150,000	$ 154,239
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018 BBB/NR	150,000	152,514
La Vernia Higher Education Finance Corp., 5.125%, 8/15/2019 BBB/NR	100,000	101,539
Little Elm Independent School District, PSF, 5.000%, 8/15/2020 AAA/NR; Call 8/15/2016	1,145,000	1,267,824
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028 AA+/Aa1; Call 5/15/2018	550,000	578,198
Lufkin Health Facilities Development Corp., 5.250%, 2/15/2027 BBB/Baa2; Call 2/15/2017	190,000	164,757
North Texas Tollway Authority, 5.750%, 1/1/2038 BBB+/A3; Call 1/1/2018	150,000	143,096
North Texas Tollway Authority, 6.125%, 1/1/2031 BBB+/A3; Call 1/1/2016	250,000	256,417
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038 AA+/Aa3; Call 1/1/2019	1,500,000	1,525,365
Port of Houston Authority, MBIA, 5.100%, 10/1/2026 AAA/Aaa; Call 10/1/2011 (8)	250,000	250,695
Port of Houston Authority, NATL-RE, 5.000%, 10/1/2024 AAA/Baa1; Call 10/1/2016 (8)	1,300,000	1,336,868
Potter County Industrial Development Corp., AMBAC, 5.750%, 9/1/2016 A-/Baa1; Call 3/31/2011	235,000	235,712
Texas Department of Housing & Community Affairs, GNMA/FNMA, 5.000%, 7/1/2016 AAA/Aaa; Call 7/1/2011 (8)	80,000	80,185
Texas Public Finance Authority, 5.000%, 7/1/2019 AAA/Aa1; Call 7/1/2014	4,000,000	4,310,640
Texas Public Finance Authority, NATL-RE, 4.375%, 11/1/2011 NR/Baa1	500,000	508,880
Texas State Student Housing Corp., 6.500%, 9/1/2022 NR/WR; Call 9/1/2012	90,000	97,457
Texas State University Systems, 5.250%, 3/15/2023 AA-/Aa2; Call 3/15/2018	1,000,000	1,093,910
Texoma Area Solid Waste Authority, 4.000%, 2/15/2018 A+/NR	250,000	254,555
University of Houston, AMBAC, 5.000%, 2/15/2022 AA-/Aa2; Call 2/15/2015	500,000	531,800

		27,994,923

Utah — 0.5%
City of Herriman, 5.750%, 11/1/2027 A/NR; Call 5/1/2013	350,000	361,147
Grand County School District, School Bond Gty, 5.250%, 7/1/2026 NR/Aaa; Call 7/1/2018	500,000	538,015

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Utah (continued)
Utah Associated Municipal Power Systems, AGM, 5.250%, 4/1/2015 AA+/Aa3; Call 4/1/2013	$ 100,000	$ 106,602
Utah Water Finance Agency, AMBAC, 5.250%, 7/1/2014 NR/WR; Call 7/1/2012	1,000,000	1,032,740

		2,038,504

Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, 5.000%, 10/1/2017 BBB-/Baa2	1,440,000	1,509,782

Virginia — 1.5%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021 A/A2; Call 6/15/2015	550,000	567,919
Louisa Industrial Development Authority, 5.375%, 12/2/2013 A-/NR (3)	400,000	431,328
Suffolk Redevelopment & Housing Authority, 4.850%, 7/1/2011 NR/Aaa (3)	1,500,000	1,508,040
Virginia College Building Authority, 5.000%, 3/1/2023 AA/NR; Call 3/1/2020	745,000	810,791
Virginia College Building Authority, 5.000%, 3/1/2024 AA/NR; Call 3/1/2020	1,755,000	1,885,116
Virginia Small Business Financing Authority, 4.250%, 11/1/2021 AA/Aa2; Call 5/1/2020	1,000,000	1,011,310

		6,214,504

Washington — 1.1%
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019 AA+/Aa3; Call 7/1/2015	425,000	456,905
King County Housing Authority, 5.200%, 5/1/2028 AAA/NR; Call 11/1/2018	460,000	465,617
King County Housing Authority, 5.500%, 12/1/2028 AAA/NR; Call 12/1/2018	500,000	504,030
Port of Bellingham, 5.250%, 12/1/2022 NR/A2; Call 12/1/2020	1,060,000	1,121,225
Skagit County Public Hospital District No. 1, NATL-RE, 5.500%, 12/1/2023 NR/A1; Call 12/1/2014	1,000,000	1,037,870
State of Washington, 4.000%, 7/1/2018 NR/Aa2	600,000	629,514
Washington Health Care Facilities Authority, FHA, 6.250%, 8/1/2028 A+/NR; Call 8/1/2018	400,000	438,140

		4,653,301

West Virginia — 0.1%
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018 A+/A2; Call 6/1/2016	600,000	629,256

Description/Credit Ratings (7)	Principal Amount	Value
Municipals (continued)

Wisconsin — 3.5%
County of Milwaukee, AMBAC, 5.000%, 12/1/2015 NR/A1 (8)	$ 255,000	$ 273,187
County of Milwaukee, AMBAC, 5.000%, 12/1/2019 NR/A1; Call 12/1/2016 (8)	495,000	508,127
Ladysmith-Hawkins School District, NATL-RE FGIC, 5.500%, 4/1/2020 NR/WR; Call 4/1/2016	1,105,000	1,132,945
Monroe Redevelopment Authority, 5.500%, 2/15/2029 NR/A3; Call 2/15/2019	1,150,000	1,062,496
Osceola School District, NATL-RE FGIC, 5.125%, 5/1/2016 NR/Aa3; Call 11/1/2011	65,000	66,144
State of Wisconsin, 5.250%, 5/1/2020 AA-/Aa3; Call 5/1/2019	1,000,000	1,131,590
State of Wisconsin, 5.250%, 5/1/2023 AA/Aa2; Call 5/1/2018	105,000	115,290
Village of Darien, 4.550%, 10/1/2015 NR/NR; Call 10/1/2013	100,000	102,515
West Allis West Milwaukee School District, FSA, 3.750%, 4/1/2012 NR/Aa3	60,000	61,856
Wisconsin Center District, FSA, 0.000%, 12/15/2028 AA+/Aa3	35,000	13,569
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016 NR/A3	1,000,000	1,049,120
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019 NR/A2	1,220,000	1,254,770
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019 A-/A3	990,000	1,004,078
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019 NR/A3	250,000	253,260
Wisconsin Health & Educational Facilities Authority, 5.250%, 12/1/2020 A+/A1; Call 12/1/2018	1,295,000	1,353,521
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024 AA-/Aa3; Call 2/15/2020	1,625,000	1,715,285
Wisconsin Health & Educational Facilities Authority, 5.400%, 9/15/2014 NR/NR; Call 9/15/2011	340,000	336,022
Wisconsin Health & Educational Facilities Authority, 6.400%, 9/15/2015 NR/NR; Call 12/15/2011	850,000	837,547
Wisconsin Health & Educational Facilities Authority, FSA, 5.000%, 8/1/2018 AA+/Aa3; Call 4/24/2018	70,000	74,577
Wisconsin Health & Educational Facilities Authority, NATL-RE, 5.000%, 12/1/2017 A+/A1; Call 12/1/2014	775,000	801,652
Wisconsin Health & Educational Facilities Authority, NATL-RE, 5.750%, 2/15/2027 BBB/Baa1; Call 3/31/2011	1,000,000	957,710

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RADIAN, 6.250%, 2/15/2029 BBB+/NR; Call 3/31/2011	$ 550,000	$ 549,940

		14,655,201

Wyoming — 0.4%
County of Natrona, 6.350%, 9/15/2031 NR/A3; Call 3/15/2021	695,000	705,272
West Park Hospital District, 4.500%, 6/1/2017 BBB/NR	50,000	49,594
West Park Hospital District, 4.750%, 6/1/2018 BBB/NR	25,000	24,667
West Park Hospital District, 6.500%, 6/1/2031 BBB/NR; Call 6/1/2021	900,000	884,979
Wyoming Community Development Authority, 4.650%, 6/1/2016 AA+/Aa1 (8)	160,000	162,445
Wyoming Community Development Authority, 5.125%, 12/1/2018 AA+/Aa1; Call 6/1/2018 (8)	80,000	81,081

		1,908,038

Total Municipals (identified cost $384,381,232)		385,855,558

Short-Term Investments — 8.7%

Mutual Funds — 8.3%
Marshall Tax-Free Money Market Fund, Class I, 0.408% (12)	34,926,544	34,926,544

Short-Term Municipals — 0.4%

Iowa — 0.4%
Iowa Higher Education Loan Authority, 5.000%, 5/20/2011 NR/NR	$ 2,000,000	2,010,480

Total Short-Term Investments (identified cost $36,926,544)		36,937,024

Total Investments — 100.0% (identified cost $421,307,776)		422,792,582
Other Assets and Liabilities — 0.0%		(59,134)

Total Net Assets — 100.0%		$422,733,448

Portfolio Credit Ratings*
Rating	Fund
AAA	8.8%
AA	35.2
A	26.8
BBB	13.0
SP-1	0.3
SP-2	1.0
NR	6.6
Other Assets & Liabilities, Net	8.3

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—18.7%
School District	10.6%
State or Local	8.1
Revenue Bonds—73.0%
Appropriation	10.9
Education	7.4
General Revenue	2.3
Healthcare	13.2
Housing	8.7
Industrial Revenue	3.2
Power	6.5
Special Tax	2.1
Student Loan	1.3
Tobacco	0.2
Transportation	9.3
Water & Sewer	7.9
Other Assets & Liabilities, Net	8.3

Total Net Assets	100.0%

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.8%

Federal Home Loan Mortgage Corporation — 0.2%
0.522%, 8/25/2031, (Series T-32) (3)	$ 553,960	$ 539,004

Other Financial — 0.6%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.502%, 4/25/2037 (3)(5)(6)	2,531,839	1,655,522

Total Asset-Backed Securities (identified cost $3,085,799)		2,194,526

Collateralized Mortgage Obligations — 13.7%

Federal Home Loan Mortgage Corporation — 4.6%
0.616%, 6/15/2025, (Series 2993) (3)	4,422,567	4,428,883
1.016%, 7/15/2032, (Series 3652) (3)	6,982,326	7,012,545
5.000%, 10/15/2029, (Series 2745)	832,870	836,167
5.000%, 10/15/2031, (Series 2543)	164,778	165,672
5.000%, 5/15/2033, (Series 2791)	828,712	881,229

		13,324,496

Federal National Mortgage Association — 4.7%
0.512%, 1/25/2031, (Series 2001-25) (3)	492,336	492,262
0.512%, 7/25/2035, (Series 2005-66) (3)	4,589,606	4,592,837
4.000%, 10/25/2032, (Series 2003-28)	170,324	177,632
5.000%, 10/25/2016, (Series 2003-16)	2,259,576	2,290,306
5.500%, 8/25/2034, (Series 2005-123)	5,407,000	5,870,769

		13,423,806

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor — 4.4%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.857%, 7/25/2037 (3)	$ 4,252,269	$ 4,118,986
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.703%, 10/15/2054 (3)(5)(6)	2,500,000	2,506,850
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	2,219,260	2,323,217
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.362%, 3/25/2037 (3)	3,970,509	3,907,516

		12,856,569

Total Collateralized Mortgage Obligations (identified cost $38,847,149)		39,604,871

Commercial Mortgage Securities — 8.7%

Private Sponsor — 8.7%
Banc of America Commercial Mortgage, Inc., Class AAB, (Series 2004-5), 4.673%, 11/10/2041 (4)	1,274,747	1,323,032
Credit Suisse First Boston Mortgage Securities Corp., Class AAB, (Series 2005-C4), 5.065%, 8/15/2038 (3)	382,958	397,782
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.336%, 2/15/2022 (3)(5)(6)	3,432,516	3,326,238
GS Mortgage Securities Corp. II, Class A1, (Series 2007-EOP), 1.143%, 3/6/2020 (3)(5)(6)	3,565,389	3,529,629
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.641%, 7/15/2019 (3)(5)(6)	2,348,021	2,213,625
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,000,000	3,154,701
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2005-C2), 5.007%, 4/15/2030	1,563,087	1,625,016
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2005-C3), 4.664%, 7/15/2030	577,544	600,686
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.566%, 6/15/2022 (3)(5)(6)	5,945,718	5,765,871
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041 (4)	485,121	506,452
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042 (4)	2,526,800	2,637,158

Total Commercial Mortgage Securities (identified cost $25,130,490)		25,080,190

Description	Principal Amount	Value
Corporate Bonds & Notes — 0.9%

Insurance — 0.9%
HSB Group, Inc., 1.213%, 7/15/2027 (3)	$ 3,000,000	$ 2,512,200

Total Corporate Bonds & Notes (identified cost $2,968,950)		2,512,200

U.S. Government Agency-Mortgage Securities — 100.0%

Federal Home Loan Mortgage Corporation — 15.0%
4.500%, 3/15/2041(4)	5,000,000	5,092,970
5.000%, 8/1/2014	949,510	1,008,501
5.000%, 10/1/2033	1,281,405	1,352,655
5.500%, 11/1/2018	1,521,526	1,642,633
5.500%, 10/1/2021	1,329,736	1,433,916
5.500%, 3/15/2041 (4)	$30,000,000	32,020,320
6.500%, 9/1/2016	67,700	73,861
7.500%, 9/1/2013	26,680	28,499
7.500%, 4/1/2024	151,029	173,654
7.500%, 4/1/2027	75,210	86,781
8.000%, 8/1/2030	88,378	104,158
8.500%, 9/1/2024	79,153	94,676
9.000%, 6/1/2019	91,939	103,847
9.500%, 2/1/2025	54,325	61,969

		43,278,440

Federal National Mortgage Association — 69.8%
3.500%, 2/1/2026 (4)	10,000,000	10,048,330
4.000%, 3/15/2026 (4)	10,000,000	10,278,120
4.000%, 11/1/2040	4,976,944	4,914,623
4.000%, 3/15/2041 (4)	35,000,000	34,518,750
4.500%, 3/15/2026 (4)	15,000,000	15,717,180
4.500%, 3/15/2041 (4)	30,000,000	30,585,930
5.000%, 5/1/2018	1,190,948	1,277,966
5.000%, 5/1/2020	1,505,015	1,610,277
5.000%, 7/1/2033	4,515,147	4,773,959
5.000%, 7/1/2035	2,349,373	2,479,636
5.000%, 12/1/2036	14,675,168	15,442,987
5.500%, 8/1/2021	5,667,651	6,122,315
5.500%, 1/1/2023	1,096,543	1,191,670
5.500%, 10/1/2024	1,387,652	1,505,258
5.500%, 8/1/2036	1,267,418	1,359,192
5.500%, 12/1/2036 (1)	6,971,812	7,476,648
5.500%, 1/1/2037	716,529	768,414
6.000%, 9/1/2013	198,605	208,078
6.000%, 10/1/2016	246,628	269,843
6.000%, 9/1/2021	1,783,353	1,955,673
6.000%, 2/1/2037	1,541,881	1,682,922
6.000%, 2/1/2037	1,814,844	1,980,854
6.000%, 4/1/2037	505,149	549,936
6.000%, 3/1/2038	15,035,411	16,354,363
6.000%, 3/12/2041 (4)	20,000,000	21,734,380
6.500%, 9/1/2016	161,717	177,192
6.500%, 9/1/2016	343,341	376,196
6.500%, 8/1/2030	1,800,807	2,040,178
6.500%, 12/1/2031	119,267	135,121
6.500%, 11/1/2037	1,136,173	1,258,970
7.000%, 3/1/2029	205,643	237,154
7.000%, 7/1/2029	541,330	624,278
7.000%, 2/1/2030	454,498	524,142
7.500%, 10/1/2030	82,577	95,661
8.000%, 10/1/2028	738,137	859,241
8.000%, 4/1/2030	138,450	161,587

		201,297,024

Government National Mortgage Association — 15.2%
4.500%, 1/20/2041 (1)	19,965,962	20,664,112
5.000%, 4/15/2034	1,221,915	1,306,769
5.000%, 7/20/2040	14,256,565	15,179,635
5.500%, 9/15/2033	2,496,043	2,724,635
6.000%, 12/20/2033	2,864,771	3,165,265

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Government Income Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association (continued)
6.500%, 9/15/2032	$ 400,570	$ 455,285
7.000%, 6/15/2029	147,802	170,842
7.000%, 8/15/2031	121,367	140,457
9.500%, 10/15/2024	48,581	57,177

		43,864,177

Total U.S. Government Agency-Mortgage Securities (identified cost $281,953,791)		288,439,641

Short-Term Investments — 41.6%

Collateral Pool Investment for Securities on Loan — 9.3%

(See Note 2 of the Financial Statements)		26,894,584

Repurchase Agreement — 32.3%
Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $93,299,925 on 3/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2012, with a market value of $95,165,582 (at amortized cost)	$93,299,510	93,299,510

Total Short-Term Investments (identified cost $120,194,094)		120,194,094

Total Investments — 165.7% (identified cost $472,180,273)		478,025,522
Other Assets and Liabilities — (65.7)%		(189,498,933)

Total Net Assets — 100.0% $		$288,526,589

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.8%
Collateralized Mortgage Obligations	13.7
Commercial Mortgage Securities	8.7
Corporate Bonds & Notes	0.9
U.S. Government Agency-Mortgage Securities	100.0
Other Assets & Liabilities, Net	(24.1)

Total	100.0%

Corporate Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 7.9%

Automobiles — 7.9%
Capital One Prime Auto Receivables Trust, Class A4, (Series 2007-2), 5.060%, 6/15/2014	$ 637,429	$ 647,029
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-A), 3.960%, 4/15/2012	84,211	84,696

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-B), 4.280%, 5/15/2012	$ 287,658	$ 289,181
Honda Auto Receivables Owner Trust, Class A4, (Series 2008-1), 4.880%, 9/18/2014	966,760	982,184
Hyundai Auto Receivables Trust, Class A3, (Series 2008-A), 4.930%, 12/17/2012	434,436	441,857
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	1,573,121	1,612,295
Nissan Auto Receivables Owner Trust, Class A4, (Series 2007-B), 5.160%, 3/17/2014	552,148	565,596
USAA Auto Owner Trust, Class A3, (Series 2008-3), 4.280%, 10/15/2012	267,457	268,749
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	724,881	732,229

Total Asset-Backed Securities (identified cost $5,653,704)		5,623,816

Corporate Bonds & Notes — 86.4%

Advertising — 0.7%
Omnicom Group, Inc., 4.450%, 8/15/2020 (1)	500,000	492,975

Aerospace/Defense — 0.5%
Embraer Overseas, Ltd., 6.375%, 1/15/2020 (1)	350,000	371,000

Agriculture — 3.1%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	425,548
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	297,447
Lorillard Tobacco Co., 8.125%, 5/1/2040 (1)	1,000,000	1,064,137
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	410,635

		2,197,767

Auto Manufacturers — 1.4%
Daimler Finance North America LLC, 5.750%, 9/8/2011	1,000,000	1,026,260

Banks — 9.1%
Bank of America Corp., 3.700%, 9/1/2015	1,000,000	1,011,294
Barclays Bank PLC, 1.343%, 1/13/2014 (3)	1,000,000	1,011,552
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,105,476
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	300,000	354,156
HSBC Bank USA NA, 4.875%, 8/24/2020	250,000	245,455
JPMorgan Chase & Co., 0.429%, 12/21/2011 (3)	1,000,000	1,001,106
JPMorgan Chase & Co., 0.961%, 2/26/2013 (3)	750,000	755,509
Morgan Stanley, 5.500%, 1/26/2020 (1)	1,000,000	1,014,854

		6,499,402

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Beverages — 0.7%
PepsiCo, Inc., 0.333%, 7/15/2011 (3)	$ 500,000	$ 500,208

Biotechnology — 0.7%
Celgene Corp., 5.700%, 10/15/2040 (1)	500,000	485,697

Chemicals — 0.4%
Dow Chemical Co., 8.550%, 5/15/2019	250,000	317,483

Computers — 4.2%
Hewlett-Packard Co., 0.427%, 9/13/2012 (3)	1,000,000	1,002,053
International Business Machines Corp., 0.332%, 6/15/2012 (3)	2,000,000	2,001,018

		3,003,071

Diversified Financial Services — 5.9%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5)(6)	350,000	368,225
Caterpillar Financial Services Corp., 1.053%, 6/24/2011 (3)	650,000	651,711
General Electric Capital Corp., 6.875%, 1/10/2039	150,000	170,427
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5)(6)	750,000	798,616
Hyundai Capital Services, Inc., 4.375%, 7/27/2016 (5)(6)	500,000	502,705
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5)(6)	500,000	480,850
Jefferies Group, Inc., 6.875%, 4/15/2021	500,000	537,341
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	414,842
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	281,654

		4,206,371

Electric — 3.3%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5)(6)	350,000	342,380
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	285,067
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1)(5)(6)	1,000,000	1,062,997
Nisource Finance Corp., 6.125%, 3/1/2022	350,000	385,016
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	297,045

		2,372,505

Environmental Control — 0.4%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	302,162

Food — 2.6%
Corn Products International, Inc., 6.625%, 4/15/2037	750,000	788,404

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food (continued)
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	$1,000,000	$ 1,029,919

		1,818,323

Forest Products & Paper — 0.5%
International Paper Co., 8.700%, 6/15/2038	250,000	331,915

Healthcare-Products — 2.1%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	750,000	789,686
Boston Scientific Corp., 7.000%, 11/15/2035	350,000	355,116
Hospira, Inc., 6.400%, 5/15/2015	300,000	338,500

		1,483,302

Healthcare-Services — 2.7%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	508,125
DaVita, Inc., 6.625%, 11/1/2020	250,000	254,688
Humana, Inc., 8.150%, 6/15/2038 (1)	850,000	986,077
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (1)	150,000	164,982

		1,913,872

Holding Companies-Diversified — 1.4%
Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/2040 (5)(6)	1,000,000	1,003,904

Home Furnishings — 0.5%
Whirlpool Corp., 8.600%, 5/1/2014 (1)	300,000	348,916

Insurance — 7.4%
Aflac, Inc., 6.450%, 8/15/2040 (1)	500,000	516,879
Aflac, Inc., 6.900%, 12/17/2039	295,000	326,061
Aflac, Inc., 8.500%, 5/15/2019 (1)	300,000	371,853
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	297,213
AON Corp., 6.250%, 9/30/2040	500,000	519,527
Berkshire Hathaway Finance Corp., 0.428%, 1/13/2012 (3)	500,000	500,719
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	500,000	516,905
Lincoln National Corp., 7.000%, 6/15/2040 (1)	500,000	574,244
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	384,529
MetLife, Inc., 1.561%, 8/6/2013 (3)	1,250,000	1,272,358

		5,280,288

Internet — 1.4%
Expedia, Inc., 5.950%, 8/15/2020 (1)	1,000,000	1,016,250

Iron/Steel — 1.5%
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	1,049,060

Lodging — 1.9%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	500,000	533,058
Wyndham Worldwide Corp., 7.375%, 3/1/2020 (1)	750,000	831,602

		1,364,660

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media — 4.0%
CBS Corp., 8.875%, 5/15/2019	$ 250,000	$ 315,738
DirecTV Holdings LLC, 6.000%, 8/15/2040 (1)	500,000	490,833
DirecTV Holdings LLC, 6.375%, 6/15/2015	1,000,000	1,036,250
NBCUniversal Media LLC, 6.400%, 4/30/2040 (5)(6)	500,000	524,139
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	219,898
Viacom, Inc., 6.125%, 10/5/2017 (1)	250,000	283,107

		2,869,965

Mining — 2.6%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,079,096
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	363,454
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	132,386
Vale Overseas, Ltd., 6.875%, 11/21/2036	250,000	269,114

		1,844,050

Oil & Gas — 9.3%
Anadarko Petroleum Corp., 6.450%, 9/15/2036 (1)	1,000,000	1,010,626
Chesapeake Energy Corp., 6.625%, 8/15/2020	1,000,000	1,055,000
Hess Corp., 8.125%, 2/15/2019 (1)	300,000	377,349
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	314,090
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,120,000
Rowan Cos., Inc., 5.000%, 9/1/2017 (1)	1,000,000	1,033,986
Talisman Energy, Inc., 7.750%, 6/1/2019	300,000	368,391
Valero Energy Corp., 6.125%, 2/1/2020 (1)	500,000	540,377
Valero Energy Corp., 6.625%, 6/15/2037	500,000	512,547
Valero Energy Corp., 9.375%, 3/15/2019	250,000	319,006

		6,651,372

Oil & Gas Services — 1.4%
Weatherford International, Ltd., 6.750%, 9/15/2040	500,000	537,388
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	328,041
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	137,058

		1,002,487

Packaging & Containers — 2.4%
Ball Corp., 6.625%, 3/15/2018	750,000	775,312
Ball Corp., 7.125%, 9/1/2016 (1)	350,000	385,000
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	573,167

		1,733,479

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals — 2.1%
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/2020 (5)(6)	$ 750,000	$ 786,563
Express Scripts, Inc., 6.250%, 6/15/2014	250,000	279,294
McKesson Corp., 7.500%, 2/15/2019	350,000	422,214

		1,488,071

Pipelines — 2.6%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	851,765
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	319,199
Enterprise Products Operating LLC, 6.450%, 9/1/2040 (1)	500,000	524,164
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (1)	150,000	190,792

		1,885,920

Retail — 2.6%
AutoZone, Inc., 5.750%, 1/15/2015 (1)	250,000	275,591
JC Penney Corp., Inc., 6.375%, 10/15/2036	350,000	321,125
JC Penney Corp., Inc., 7.125%, 11/15/2023	200,000	207,000
JC Penney Corp., Inc., 7.400%, 4/1/2037	300,000	289,500
Kohl’s Corp., 6.875%, 12/15/2037	150,000	173,469
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	302,181
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	300,000

		1,868,866

Semiconductors — 0.2%
Kla-Tencor Corp., 6.900%, 5/1/2018 (1)	100,000	110,328

Telecommunications — 5.4%
Frontier Communications Corp., 8.125%, 10/1/2018	750,000	837,187
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	1,057,500
Juniper Networks, Inc., 5.950%, 3/15/2041 (4)	750,000	749,663
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	1,000,000	1,036,616
TELUS Corp., 8.000%, 6/1/2011 (1)	137,000	139,541

		3,820,507

Toys/Games/Hobbies — 1.0%
Mattel, Inc., 6.200%, 10/1/2040	750,000	739,452

Transportation — 0.4%
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	311,523

Total Corporate Bonds & Notes (identified cost $57,218,920)		61,711,411

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Corporate Income Fund (continued)

Description/Credit Rating (7)	Shares or Principal Amount	Value
Municipals — 0.7%

California — 0.7%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040 AAA/Aa1; Call 7/1/2020	$ 500,000	$ 523,575

Total Municipals (identified cost $500,000)		523,575

Short-Term Investments — 28.8%

Collateral Pool Investment for Securities on Loan — 23.9%

(See Note 2 of the Financial Statements)		$ 17,047,803

Mutual Funds — 2.1%
Marshall Prime Money Market Fund, Class I, 0.230% (12)	1,509,299	1,509,299

U.S. Treasury Bills — 2.8%
0.091%, 3/17/2011 (10)	$1,000,000	999,956
0.150%, 3/3/2011 (1)(10)	1,000,000	999,997

		1,999,953

Total Short-Term Investments (identified cost $20,557,054)		20,557,055

Total Investments — 123.8% (identified cost $83,929,678)		88,415,857
Other Assets and Liabilities — (23.8)%		(17,014,806)

Total Net Assets — 100.0% $		$71,401,051

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	7.9%
Corporate Bonds & Notes	86.4
Municipals	0.7
Other Assets & Liabilities, Net	5.0

Total	100.0%

Aggregate Bond Fund

Description	Principal Amount	Value

Collateralized Mortgage Obligations — 4.9%

Federal Home Loan Mortgage Corporation — 1.1%
1.016%, 7/15/2032, (Series 3652) (3)	$ 4,008,372	$ 4,025,721

Federal National Mortgage Association — 2.1%
0.512%, 7/25/2035, (Series 2005-66) (3)	4,589,606	4,592,837
5.500%, 8/25/2034, (Series 2005-123)	3,000,000	3,257,316

		7,850,153

Private Sponsor — 1.7%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.857%, 7/25/2037 (3)	2,551,361	2,471,392

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.703%, 10/15/2054 (3)(5)(6)	$ 3,000,000	$ 3,008,220
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.372%, 5/25/2037 (3)	237,528	234,912
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.908%, 4/25/2036 (3)	634,266	591,648

		6,306,172

Total Collateralized Mortgage Obligations (identified cost $17,854,066)		18,182,046

Commercial Mortgage Securities — 3.2%

Private Sponsor — 3.2%
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.336%, 2/15/2022 (3)(5)(6)	2,490,338	2,413,232
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.641%, 7/15/2019 (3)(5)(6)	2,348,021	2,213,625
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,500,000	3,680,484
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.566%, 6/15/2022 (3)(5)(6)	3,716,073	3,603,670

Total Commercial Mortgage Securities (identified cost $11,995,054)		11,911,011

Corporate Bonds & Notes — 36.9%

Advertising — 0.6%
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,330,004

Banks — 14.3%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5)(6)	1,500,000	1,501,775
ABN Amro Bank NV, 3.000%, 1/31/2014 (5)(6)	2,000,000	1,996,760
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5)(6)	3,000,000	3,046,416
ANZ National Int’l, Ltd./New Zealand, 1.304%, 12/20/2013 (1)(3)(5)(6)	3,000,000	3,005,748
Banco Santander Chile, 2.875%, 11/13/2012 (5)(6)	2,000,000	1,997,226
Bank of America Corp., 1.723%, 1/30/2014 (3)	2,500,000	2,533,475
Bank of America Corp., 5.875%, 1/5/2021 (1)	2,000,000	2,127,348
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,188,262

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
BB&T Corp., 3.850%, 7/27/2012	$ 3,000,000	$ 3,115,320
Credit Agricole SA/London, 1.753%, 1/21/2014 (3)(5)(6)	3,400,000	3,465,552
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,097,065
Morgan Stanley, 5.750%, 1/25/2021	3,500,000	3,604,429
Nordea Bank AB, 1.750%, 10/4/2013 (5)(6)	4,000,000	3,979,596
Nordea Bank AB, 1.203%, 1/14/2014 (3)(5)(6)	1,400,000	1,405,113
Rabobank Nederland NV, 3.200%, 3/11/2015 (5)(6)	1,800,000	1,831,943
Royal Bank of Canada, 1.125%, 1/15/2014	3,500,000	3,463,390
Santander U.S. Debt SA Unipersonal, 1.103%, 3/30/2012 (3)(5)(6)	2,500,000	2,475,545
Societe Generale, 1.622%, 12/13/2013 (3)(5)(6)	1,000,000	1,008,151
Westpac Banking Corp., 1.032%, 12/9/2013 (3)	3,000,000	3,022,971
Westpac Banking Corp., 3.000%, 12/9/2015 (1)	4,000,000	3,987,380

		52,853,465

Biotechnology — 0.8%
Life Technologies Corp., 5.000%, 1/15/2021 (1)	3,000,000	3,042,786

Building Materials — 1.2%
CRH America, Inc., 5.750%, 1/15/2021	4,500,000	4,599,387

Computers — 1.0%
Hewlett-Packard Co., 3.750%, 12/1/2020	4,000,000	3,864,848

Diversified Financial Services — 2.8%
American Honda Finance Corp., 2.500%, 9/21/2015 (5)(6)	3,000,000	2,962,035
American Honda Finance Corp., 6.700%, 10/1/2013 (5)(6)	2,000,000	2,249,822
General Electric Capital Corp., 4.375%, 9/16/2020 (1)	3,000,000	2,919,636
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	2,103,632

		10,235,125

Electric — 1.9%
Commonwealth Edison Co., 1.625%, 1/15/2014 (1)	3,500,000	3,493,735
Entergy Corp., 3.625%, 9/15/2015	3,500,000	3,501,999

		6,995,734

Healthcare-Products — 1.5%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	2,000,000	2,105,830
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,243,159

		5,348,989

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Home Furnishings — 0.6%
Whirlpool Corp., 8.000%, 5/1/2012	$ 2,000,000	$ 2,144,354

Insurance — 1.9%
Berkshire Hathaway, Inc., 0.742%, 2/11/2013 (3)	2,000,000	2,014,450
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,550,715
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	1,000,000	1,056,698
Metropolitan Life Global Funding I, 0.703%, 7/13/2011 (3)(5)(6)	2,500,000	2,503,440

		7,125,303

Iron/Steel — 0.6%
ArcelorMittal, 5.375%, 6/1/2013 (1)	2,000,000	2,146,770

Media — 2.1%
NBCUniversal Media LLC, 5.150%, 4/30/2020 (5)(6)	1,000,000	1,032,738
NBCUniversal Media LLC, 6.400%, 4/30/2040 (1)(5)(6)	2,000,000	2,096,558
News America, Inc., 4.500%, 2/15/2021 (5)(6)	4,500,000	4,481,379

		7,610,675

Oil & Gas — 3.8%
CNOOC Finance 2011, Ltd., 4.250%, 1/26/2021 (1)(5)(6)	3,000,000	2,936,055
ENI SpA, 4.150%, 10/1/2020 (5)(6)	3,000,000	2,887,494
EOG Resources, Inc., 4.100%, 2/1/2021 (1)	4,000,000	3,876,484
Marathon Petroleum Corp., 6.500%, 3/1/2041 (5)(6)	1,000,000	1,016,452
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (1)(5)(6)	2,500,000	2,371,347
Reliance Holdings USA, Inc., 6.250%, 10/19/2040 (5)(6)	1,000,000	944,105

		14,031,937

Pipelines — 0.5%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016 (4)	2,000,000	2,013,082

Real Estate Investment Trusts — 1.1%
HCP, Inc., 5.375%, 2/1/2021 (1)	2,000,000	2,048,162
ProLogis, 6.250%, 3/15/2017	1,800,000	1,965,398

		4,013,560

Retail — 0.3%
Home Depot, Inc., 5.400%, 9/15/2040 (1)	1,000,000	955,293

Semiconductors — 0.5%
Broadcom Corp., 1.500%, 11/1/2013 (1)(5)(6)	1,000,000	993,419
Broadcom Corp., 2.375%, 11/1/2015 (1)(5)(6)	1,000,000	968,528

		1,961,947

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Aggregate Bond Fund (continued)

Description/Credit Ratings (7)	Principal Amount	Value
Corporate Bonds & Notes (continued)

Software — 0.9%
Microsoft Corp., 3.000%, 10/1/2020	$ 3,500,000	$ 3,270,187

Toys/Games/Hobbies — 0.5%
Hasbro, Inc., 6.350%, 3/15/2040	2,000,000	2,011,858

Total Corporate Bonds & Notes (identified cost $134,377,870)		136,555,304

Municipals — 1.7%

Georgia — 0.8%
Municipal Electric Authority of Georgia, 6.655%, 4/1/2057 A+/A2e	3,015,000	2,977,041

Illinois — 0.8%
State of Illinois, 6.200%, 7/1/2021 A+/A1	3,000,000	3,026,850

Ohio — 0.1%
Olentangy Local School District, 6.190%, 12/1/2036 AA+/Aa1; Call 12/1/2019	400,000	401,560

Total Municipals (identified cost $6,372,794)		6,405,451

U.S. Government & U.S. Government Agency Obligations — 36.4%

U.S. Treasury Bonds & Notes — 36.4%
0.750%, 9/15/2013(1)	15,000,000	14,932,035
1.125%, 6/15/2013(1)	15,000,000	15,106,590
1.375%, 11/15/2012	15,000,000	15,207,420
1.500%, 12/31/2013(1)	10,000,000	10,116,410
2.000%, 1/31/2016(1)	17,000,000	16,921,647
2.125%, 12/31/2015(1)	10,000,000	10,028,910
2.625%, 1/31/2018(1)	25,000,000	24,724,625
3.625%, 2/15/2021(1)	13,000,000	13,231,569
4.250%, 11/15/2040(1)	15,000,000	14,390,625

Total U.S. Government & U.S. Government Agency Obligations (identified cost $133,695,247)		134,659,831

U.S. Government Agency-Mortgage Securities — 24.0%

Federal Home Loan Mortgage Corporation — 2.0%
4.500%, 3/15/2041 (4)	5,000,000	5,092,970
6.000%, 1/1/2038	2,097,834	2,280,881

		7,373,851

Federal National Mortgage Association — 17.6%
3.500%, 2/1/2026 (4)	5,000,000	5,022,603
4.000%, 3/15/2026 (4)	5,000,000	5,139,060
4.000%, 3/15/2041 (4)	5,000,000	4,931,250
4.500%, 3/15/2026 (4)	5,000,000	5,239,060
4.500%, 3/15/2041 (4)	10,000,000	10,195,310
5.000%, 7/1/2022	2,910,695	3,094,552
5.000%, 1/1/2037 (1)	4,036,609	4,247,809
5.000%, 3/13/2041 (4)	5,000,000	5,235,940
5.500%, 5/1/2037 (1)	6,754,002	7,234,623
5.500%, 7/1/2038	965,289	1,032,924
5.500%, 3/11/2041 (4)	6,000,000	6,413,436
6.000%, 3/1/2038	6,095,437	6,630,147
6.500%, 11/1/2037	568,086	629,485

		65,046,199

Description	Principal Amount	Value

U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association — 4.4%
4.500%, 1/20/2041 (1)	$ 9,982,981	$ 10,332,055
5.000%, 7/20/2040	5,702,626	6,071,854

		16,403,909

Total U.S. Government Agency-Mortgage Securities (identified cost $86,713,953)		88,823,959

Short-Term Investments — 49.4%

Collateral Pool Investment for Securities on Loan — 44.1%

(See Note 2 of the Financial Statements)		163,102,007

Repurchase Agreement — 5.3%
Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $19,522,325 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 3/28/2013, with a market value of $19,913,079 (at amortized cost)	19,522,238	19,522,238

Total Short-Term Investments (identified cost $182,624,245)		182,624,245

Total Investments — 156.5% (identified cost $573,633,229)		579,161,847
Other Assets and Liabilities — (56.5)%		(209,042,802)

Total Net Assets — 100.0%		$370,119,045

Portfolio Sector Allocations*
Sector	Fund
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage Securities	3.2
Corporate Bonds & Notes	36.9
Municipals	1.7
U.S. Government & U.S. Government Agency Obligations	36.4
U.S. Government Agency—Mortgage Securities	24.0
Other Assets & Liabilities, Net	(7.1)

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 6.8%

Automobiles — 6.8%
Capital One Prime Auto Receivables Trust, Class A4, (Series 2007-2), 5.060%, 6/15/2014	$ 478,072	$ 485,271
Ford Credit Auto Owner Trust, Class A3A, (Series 2008-B), 4.280%, 5/15/2012	287,658	289,181
Honda Auto Receivables Owner Trust, Class A4, (Series 2008-1), 4.880%, 9/18/2014	1,406,760	1,429,205
Nissan Auto Receivables Owner Trust, Class A3, (Series 2008-B), 4.460%, 4/16/2012	151,541	152,360
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	1,573,121	1,612,295
Nissan Auto Receivables Owner Trust, Class A4, (Series 2007-B), 5.160%, 3/17/2014	662,578	678,715
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	628,230	634,599
USAA Auto Owner Trust, Class A4, (Series 2008-2), 5.160%, 11/15/2013	300,000	308,635

Total Asset-Backed Securities (identified cost $5,617,876)		5,590,261

Commercial Mortgage Securities — 2.0%

Private Sponsor — 2.0%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	545,338
CS First Boston Mortgage Securities Corp., Class A2, (Series 2005-C5), 5.100%, 8/15/2038 (3)	117,087	117,411
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	956,377	956,110

Total Commercial Mortgage Securities (identified cost $1,346,732)		1,618,859

Corporate Bonds & Notes — 62.9%

Aerospace/Defense — 0.7%
Embraer Overseas, Ltd., 6.375%, 1/15/2020 (1)	500,000	530,000

Agriculture — 3.4%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	354,623
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	594,894
Lorillard Tobacco Co., 8.125%, 5/1/2040 (1)	1,000,000	1,064,137
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	762,608

		2,776,262

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks — 4.8%
Barclays Bank PLC, 1.343%, 1/13/2014 (3)	$1,000,000	$ 1,011,552
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,105,476
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	700,000	826,364
JPMorgan Chase & Co., 0.961%, 2/26/2013 (3)	500,000	503,672
National Agricultural Cooperative Federation, 4.250%, 1/28/2016 (5)(6)	500,000	503,593

		3,950,657

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 0.854%, 1/27/2014 (3)	1,000,000	1,004,005

Biotechnology — 0.6%
Celgene Corp., 5.700%, 10/15/2040 (1)	500,000	485,698

Chemicals — 0.9%
Dow Chemical Co., 9.400%, 5/15/2039	500,000	746,953

Computers — 0.6%
International Business Machines Corp., 0.332%, 6/15/2012 (3)	500,000	500,255

Diversified Financial Services — 5.5%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5)(6)	400,000	420,828
Caterpillar Financial Services Corp., 1.053%, 6/24/2011 (3)	250,000	250,658
General Electric Capital Corp., 6.875%, 1/10/2039	250,000	284,045
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (1)(5)(6)	600,000	638,893
Hyundai Capital America, 3.750%, 4/6/2016 (5)(6)	500,000	491,769
Hyundai Capital Services, Inc., 4.375%, 7/27/2016 (5)(6)	750,000	754,058
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5)(6)	500,000	480,850
Jefferies Group, Inc., 6.875%, 4/15/2021	500,000	537,342
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	414,842
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	281,654

		4,554,939

Electric — 2.5%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5)(6)	250,000	244,557
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	285,067
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1)(5)(6)	1,000,000	1,062,997
Nisource Finance Corp., 6.125%, 3/1/2022 (1)	150,000	165,007

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric (continued)
Progress Energy, Inc., 7.050%, 3/15/2019	$ 250,000	$ 297,045

		2,054,673

Environmental Control — 0.4%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	302,162

Food — 1.9%
Corn Products International, Inc., 6.625%, 4/15/2037	500,000	525,603
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,029,919

		1,555,522

Forest Products & Paper — 0.4%
International Paper Co., 8.700%, 6/15/2038 (1)	250,000	331,915

Healthcare-Products — 1.6%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	500,000	526,458
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	253,654
Hospira, Inc., 6.400%, 5/15/2015	500,000	564,166

		1,344,278

Healthcare-Services — 2.0%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	508,125
DaVita, Inc., 6.625%, 11/1/2020	250,000	254,688
Humana, Inc., 8.150%, 6/15/2038 (1)	500,000	580,045
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (1)	250,000	274,971

		1,617,829

Holding Companies-Diversified — 1.2%
Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/2040 (5)(6)	1,000,000	1,003,904

Home Furnishings — 1.0%
Whirlpool Corp., 8.600%, 5/1/2014 (1)	700,000	814,136

Insurance — 4.2%
Aflac, Inc., 8.500%, 5/15/2019 (1)	700,000	867,656
American Financial Group, Inc., 9.875%, 6/15/2019 (1)	250,000	297,213
AON Corp., 6.250%, 9/30/2040	750,000	779,291
Lincoln National Corp., 7.000%, 6/15/2040 (1)	500,000	574,244
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	448,617
MetLife, Inc., 1.561%, 8/6/2013 (3)	500,000	508,943

		3,475,964

Internet — 1.2%
Expedia, Inc., 5.950%, 8/15/2020 (1)	1,000,000	1,016,250

Iron/Steel — 1.3%
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	1,049,060

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Lodging — 1.2%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	$ 400,000	$ 426,446
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	554,402

		980,848

Media — 2.7%
CBS Corp., 8.875%, 5/15/2019	500,000	631,475
DirecTV Holdings LLC, 6.000%, 8/15/2040 (1)	500,000	490,833
DirecTV Holdings LLC, 6.375%, 6/15/2015	500,000	518,125
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	274,872
Viacom, Inc., 6.125%, 10/5/2017 (1)	250,000	283,107

		2,198,412

Mining — 2.6%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,079,096
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	424,030
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	529,542
Vale Overseas, Ltd., 6.875%, 11/10/2039	125,000	135,460

		2,168,128

Oil & Gas — 7.8%
Anadarko Petroleum Corp., 6.450%, 9/15/2036 (1)	500,000	505,313
Chesapeake Energy Corp., 6.625%, 8/15/2020	1,000,000	1,055,000
Ecopetrol SA, 7.625%, 7/23/2019 (1)	500,000	581,250
Hess Corp., 8.125%, 2/15/2019 (1)	250,000	314,457
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	314,090
Nexen, Inc., 7.500%, 7/30/2039	250,000	268,715
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,177,500
Rowan Cos., Inc., 5.000%, 9/1/2017 (1)	500,000	516,993
Talisman Energy, Inc., 7.750%, 6/1/2019	700,000	859,579
Valero Energy Corp., 6.125%, 2/1/2020 (1)	500,000	540,377
Valero Energy Corp., 9.375%, 3/15/2019	250,000	319,006

		6,452,280

Oil & Gas Services — 1.1%
Weatherford International, Ltd., 6.750%, 9/15/2040 (1)	500,000	537,388
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	328,041

		865,429

Packaging & Containers — 1.9%
Ball Corp., 6.625%, 3/15/2018	500,000	516,875
Ball Corp., 7.125%, 9/1/2016 (1)	150,000	165,000
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	859,750

		1,541,625

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals — 2.1%
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/2020 (5)(6)	$ 500,000	$ 524,375
Express Scripts, Inc., 6.250%, 6/15/2014	500,000	558,589
McKesson Corp., 7.500%, 2/15/2019	350,000	422,214
Teva Pharmaceutical Finance III LLC, 0.704%, 12/19/2011 (3)	250,000	250,777

		1,755,955

Pipelines — 1.8%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	851,765
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	319,199
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (1)	250,000	317,987

		1,488,951

Retail — 1.1%
AutoZone, Inc., 5.750%, 1/15/2015 (1)	250,000	275,591
JC Penney Corp., Inc., 7.125%, 11/15/2023	300,000	310,500
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	302,182

		888,273

Semiconductors — 0.1%
Kla-Tencor Corp., 6.900%, 5/1/2018 (1)	100,000	110,328

Sovereign — 0.6%
Korea Expressway Corp., 4.500%, 3/23/2015 (5)(6)	500,000	517,097

Telecommunications — 3.5%
Frontier Communications Corp., 8.125%, 10/1/2018	500,000	558,125
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	1,057,500
Juniper Networks, Inc., 5.950%, 3/15/2041 (4)	250,000	249,888
Qtel International Finance, Ltd., 3.375%, 10/14/2016 (5)(6)	500,000	469,130
Telecom Italia Capital SA, 7.721%, 6/4/2038 (1)	500,000	518,308
TELUS Corp., 8.000%, 6/1/2011 (1)	55,000	56,020

		2,908,971

Toys/Games/Hobbies — 0.6%
Mattel, Inc., 6.200%, 10/1/2040	500,000	492,968

Transportation — 0.4%
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	311,523

Total Corporate Bonds & Notes (identified cost $46,721,319)		51,795,250

Description/Credit Ratings (7)	Shares or Principal Amount	Value
Municipals — 0.4%

California — 0.4%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040 AAA/Aa1; Call 7/1/2020	$ 300,000	$ 314,145

Total Municipals (identified cost $300,000)		314,145

U.S. Government & U.S. Government Agency Obligations — 7.6%

U.S. Treasury Bonds & Notes — 7.6%
1.750%, 1/15/2028	1,569,225	1,589,699
2.000%, 4/15/2012 (1)	1,080,050	1,128,905
2.125%, 1/15/2019 (1)	1,531,200	1,708,963
3.500%, 2/15/2018	500,000	522,578
3.500%, 2/15/2039	1,000,000	841,094
4.250%, 5/15/2039 (1)	500,000	481,172

Total U.S. Government & U.S. Government Agency Obligations (identified cost $6,257,948)		6,272,411

U.S. Government Agency-Mortgage Securities — 10.8%

Federal Home Loan Mortgage Corporation — 1.3%
5.000%, 2/1/2039	993,775	1,040,957

Federal National Mortgage Association — 1.4%
6.000%, 12/1/2038	520,902	566,760
6.500%, 10/1/2037	560,699	628,221

		1,194,981

Government National Mortgage Association — 8.1%
4.000%, 10/15/2040	1,481,470	1,486,576
4.000%, 12/15/2040	2,492,718	2,501,311
5.500%, 2/15/2039	760,878	825,805
6.000%, 10/15/2038	324,924	358,270
6.000%, 12/15/2038	874,996	964,794
6.000%, 1/15/2039	471,999	520,438

		6,657,194

Total U.S. Government Agency-Mortgage Securities (identified cost $8,741,001)		8,893,132

Short-Term Investments — 27.0%

Collateral Pool Investment for Securities on Loan — 18.4%

(See Note 2 of the Financial Statements)		15,187,847

Mutual Funds — 3.7%
Marshall Prime Money Market Fund, Class I, 0.230% (12)	3,027,614	3,027,614

U.S. Treasury Bills — 4.9%
0.091%, 3/17/2011 (10)	$1,500,000	1,499,934
0.140%, 3/3/2011 (1) (10)	1,000,000	999,997
0.140%, 4/7/2011 (10)	1,500,000	1,499,850

		3,999,781

Total Short-Term Investments (identified cost $22,215,175)		22,215,242

Total Investments — 117.5% (identified cost $91,200,051)		96,699,300
Other Assets and Liabilities — (17.5)%		(14,391,375)

Total Net Assets — 100.0%		$82,307,925

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Core Plus Bond Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	6.8%
Commercial Mortgage Securities	2.0
Corporate Bonds & Notes	62.9
Municipals	0.4
U.S. Government & U.S. Government Agency Obligations	7.6
U.S. Government Agency—Mortgage Securities	10.8
Other Assets & Liabilities, Net	9.5

Total	100.0%

Government Money Market Fund

Description	Principal Amount	Value
Commercial Paper — 3.7%

Asset-Backed Securities — 3.7%
Straight—A Funding, 0.250%, 4/12/2011 (5)(6)(10)	$ 19,498,000	$ 19,492,313

Total Commercial Paper		19,492,313

Corporate Bonds & Notes — 2.4%

Diversified Financial Services — 2.4%
General Electric Capital Corp., FDIC, TLGP, 1.800%, 3/11/2011	12,590,000	12,595,410

Total Corporate Bonds & Notes		12,595,410

Municipals — 26.1%

Arizona — 3.4%
Maricopa County Industrial Development Authority, FNMA, 0.250%, 9/15/2035, Call 3/3/2011 (3)	17,700,000	17,700,000

California — 15.2%
California Housing Finance Agency, FNMA, FHLMC, 0.230%, 2/1/2016 (3)(8)	18,010,000	18,010,000
California Statewide Communities Development Authority, FNMA, 0.260%, 12/15/2037, Call 3/15/2011 (3)(8)	20,000,000	20,000,000
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.350%, 4/1/2044, Call 12/1/2018 (3)	4,980,000	4,980,000
San Francisco City & County Redevelopment Agency, FNMA, 0.280%, 6/15/2034, Call 3/15/2011 (3)(8)	16,100,000	16,100,000
Santa Cruz Redevelopment Agency, FNMA, 0.250%, 8/15/2035, Call 3/15/2011 (3)(8)	20,000,000	20,000,000

		79,090,000

Federal Home Loan Mortgage Corporation — 3.7%
Federal Home Loan Mortgage Corp., 0.310%, 7/15/2050 (3)(8)	19,100,000	19,100,000

Description	Principal Amount	Value
Municipals (continued)

New York — 3.8%
New York State Housing Finance Agency, FNMA, 0.250%, 5/15/2032, Call 3/1/2011 (3)(8)	$ 20,000,000	$ 20,000,000

Total Municipals		135,890,000

Repurchase Agreements — 47.1%
Agreement with Barclays Capital, Inc., 0.180%, dated 2/28/2011, to be repurchased at $75,000,375 on 3/1/2011, collateralized by U.S. Government Treasury Obligations with various maturities to 2/15/2019, with a market value of $78,500,030	75,000,000	75,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 2/28/2011, to be repurchased at $10,000,278 on 3/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2035, with a market value of $10,200,001	10,000,000	10,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 2/28/2011, to be repurchased at $5,000,139 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 10/25/2034, with a market value of $5,100,001	5,000,000	5,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.180%, dated 2/28/2011, to be repurchased at $100,000,500 on 3/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 3/1/2039, with a market value of $102,000,001	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp., 0.040%, dated 2/28/2011, to be repurchased at $17,603,624 on 3/1/2011, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2011, with a market value of $17,955,750	17,603,605	17,603,605

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)

Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $38,000,169 on 3/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 8/12/2015, with a market value of $38,760,025

	$ 38,000,000	$ 38,000,000

Total Repurchase Agreements		245,603,605

U.S. Government & U.S. Government Agency Obligations — 20.7%

Federal Home Loan Bank — 11.5%
0.192%, 2/10/2012 (3)	20,000,000	19,994,048
0.273%, 10/13/2011 (3)	20,000,000	20,013,286
0.430%, 2/22/2012	10,000,000	10,000,000
0.450%, 3/2/2012	10,000,000	9,999,903

		60,007,237

Federal Home Loan Mortgage Corporation — 6.3%
0.230%, 4/12/2011 (10)	13,100,000	13,096,485
0.290%, 10/12/2012 (3)	20,000,000	20,000,000

		33,096,485

Federal National Mortgage Association — 2.9%
0.294%, 9/17/2012 (3)	15,000,000	14,995,290

Total U.S. Government & U.S. Government Agency Obligations		108,099,012

Total Investments — 100.0% (at amortized cost)		521,680,340
Other Assets and Liabilities — 0.0%		93,333

Total Net Assets — 100.0%		$521,773,673

Portfolio Sector Allocations*
Sector	Fund
Commercial Paper	3.7%
Corporate Bonds & Notes	2.4
Municipals	26.1
Repurchase Agreements	47.1
U.S. Government & U.S. Government Agency Obligations	20.7
Other Assets and Liabilities, Net	0.0

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 100.1%

Alabama — 4.9%
Bessemer Governmental Utility Services Corp., 0.360%, 6/1/2015 (3)	$ 5,085,000	$ 5,085,000
Chatom Industrial Development Board, 0.830%, 5/16/2011 (3)	2,355,000	2,355,000
Chatom Industrial Development Board, 0.830%, 12/1/2024, Call 6/1/2011 (3)	8,000,000	8,000,000
Chatom Industrial Development Board, 1.200%, 8/1/2037, Call 8/1/2011 (3)	8,500,000	8,500,000
City of Gardendale, 0.350%, 10/1/2032, Call 3/1/2011 (3)	1,465,000	1,465,000
City of Gardendale, 0.350%, 10/1/2032, Call 3/1/2011 (3)	1,584,000	1,584,000
City of Gardendale, 0.350%, 10/1/2032, Call 3/1/2011 (3)	3,200,000	3,200,000
Mobile Industrial Development Board, 1.000%, 8/16/2011 (3)	15,000,000	15,000,000

		45,189,000

Arizona — 5.0%
Arizona Health Facilities Authority, 0.360%, 2/1/2042, Call 3/1/2011 (3)	8,000,000	8,000,000
Greater Arizona Development Authority, 0.340%, 8/1/2015 (3)	2,675,000	2,675,000
Puttable Floating Option Tax-Exempt Receipts, 0.450%, 2/1/2042, Call 2/1/2013 (3)(5)(6)	13,840,000	13,840,000
Puttable Floating Option Tax-Exempt Receipts, 0.580%, 2/1/2042, Call 2/1/2013 (3)	21,705,000	21,705,000

		46,220,000

California — 7.5%
Abag Finance Authority for Nonprofit Corps., 0.480%, 10/1/2029, Call 3/1/2011 (3)	10,120,000	10,120,000
California State Enterprise Development Authority, 1.350%, 4/1/2011 (3)	10,000,000	10,000,000
California Statewide Communities Development Authority, 0.750%, 5/15/2025, Call 3/1/2011 (3)	22,635,000	22,635,000
County of Riverside, 2.000%, 10/12/2011	7,000,000	7,055,632
Fontana Unified School District, 0.360%, 2/1/2016 (3)	3,765,000	3,765,000
State of California, 0.330%, 3/1/2035, Call 3/1/2016 (3)	12,250,000	12,250,000
Sweetwater Union High School District, 0.360%, 8/1/2013 (3)	3,620,000	3,620,000

		69,445,632

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Colorado — 2.5%
Colorado Health Facilities Authority, 0.440%, 8/1/2034, Call 3/1/2011 (3)	$ 4,655,000	$ 4,655,000
Colorado Health Facilities Authority, 0.440%, 8/1/2034, Call 3/1/2011 (3)	3,735,000	3,735,000
Puttable Floating Option Tax-Exempt Receipts, 0.580%, 12/1/2028 (3)	14,820,000	14,820,000

		23,210,000

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, AGC, 0.360%, 1/1/2016 (3)	3,575,000	3,575,000

District of Columbia — 0.7%
District of Columbia, 0.400%, 10/1/2023, Call 3/1/2011 (3)	4,005,000	4,005,000
District of Columbia, 0.400%, 3/1/2026, Call 3/1/2011 (3)	2,060,000	2,060,000

		6,065,000

Florida — 3.8%
Broward County School Board, 0.360%, 1/1/2016 (3)	4,995,000	4,995,000
Citizens Property Insurance Corp., 2.000%, 4/21/2011	16,800,000	16,821,489
County of Brevard, 0.400%, 10/1/2019, Call 3/1/2011 (3)	2,240,000	2,240,000
JP Morgan Chase Putters/Drivers Trust, 0.360%, 11/1/2015 (3)(5)(6)	3,700,000	3,700,000
JP Morgan Chase Putters/Drivers Trust, 0.360%, 4/1/2018 (3)(5)(6)	3,000,000	3,000,000
Orange County Health Facilities Authority, 0.540%, 11/15/2036, Call 3/1/2011 (3)	1,595,000	1,595,000
Orange County Industrial Development Authority, 0.400%, 10/1/2023, Call 3/1/2011 (3)	2,965,000	2,965,000

		35,316,489

Georgia — 2.6%
Appling County Development Authority, 0.300%, 9/1/2029, Call 3/1/2011 (3)	6,300,000	6,300,000
Columbia County Development Authority, 0.350%, 8/1/2018, Call 3/1/2011 (3)	2,300,000	2,300,000
Floyd County Development Authority, 0.330%, 7/1/2022, Call 3/1/2011 (3)	8,000,000	8,000,000
Rome-Floyd County Development Authority, 0.330%, 11/1/2011 (3)	3,500,000	3,500,000
Savannah Economic Development Authority, 0.330%, 1/1/2016, Call 3/1/2011 (3)	4,085,000	4,085,000

		24,185,000

Description	Principal Amount	Value
Municipals (continued)

Hawaii — 2.7%
Puttable Floating Option Tax-Exempt Receipts, 0.470%, 7/1/2024, Call 3/3/2011 (3)(5)(6)	$24,860,000	$ 24,860,000

Illinois — 4.9%
Illinois Finance Authority, 0.330%, 7/1/2029, Call 7/1/2012 (3)	5,850,000	5,850,000
Illinois Finance Authority, 0.390%, 5/15/2037, Call 3/1/2011 (3)	10,000,000	10,000,000
JP Morgan Chase Putters/Drivers Trust, 0.360%, 6/1/2018 (3)(5)(6)	6,865,000	6,865,000
Phoenix Realty Special Account-U LP, 0.410%, 4/1/2020, Call 3/1/2011 (3)	4,075,000	4,075,000
State of Illinois, 3.000%, 4/15/2011	12,000,000	12,016,070
Upper Illinois River Valley Development Authority, 0.420%, 8/1/2033, Call 3/1/2011 (3)	6,335,000	6,335,000

		45,141,070

Indiana — 0.8%
Barclays Capital Municipal Trust Receipts, 0.360%, 4/1/2030 (3)(5)(6)	7,770,000	7,770,000

Iowa — 4.8%
Iowa Finance Authority, 0.330%, 6/1/2036, Call 3/1/2011 (3)	21,000,000	21,000,000
Iowa Finance Authority, 0.330%, 9/1/2036, Call 3/1/2011 (3)	19,000,000	19,000,000
Iowa Finance Authority, 0.390%, 11/1/2042, Call 3/1/2011 (3)	4,660,000	4,660,000

		44,660,000

Kansas — 1.6%
City of Burlington, 0.600%, 3/17/2011	7,300,000	7,300,000
City of Burlington, 0.600%, 3/17/2011	7,695,000	7,695,000

		14,995,000

Kentucky — 3.4%
County of Mason, 0.850%, 10/15/2014, Call 3/2/2011 (3)	15,400,000	15,400,000
County of Mason, 0.850%, 10/15/2014, Call 3/2/2011 (3)	9,925,000	9,925,000
Hancock County, 0.360%, 7/1/2011 (3)	1,000,000	1,000,000
Hancock County, 0.360%, 7/1/2012 (3)	1,685,000	1,685,000
Hardin County Water District No. 1, 0.400%, 9/1/2022, Call 3/3/2011 (3)	3,410,000	3,410,000

		31,420,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana — 1.7%
City of Baton Rouge/Parish of East Baton Rouge, 0.150%, 11/1/2019, Call 3/1/2011 (3)	$ 3,650,000	$ 3,650,000
Louisiana Public Facilities Authority, 0.360%, 1/1/2022 (3)	1,665,000	1,665,000
Parish of St. James, 0.310%, 11/1/2039, Call 3/1/2011 (3)	10,000,000	10,000,000

		15,315,000

Maryland — 2.3%
Maryland Health & Higher Educational Facilities Authority, 0.580%, 7/1/2036, Call 3/21/2011 (3)	16,000,000	16,000,000
Montgomery County Housing Opportunites Commission, 0.350%, 7/1/2027, Call 3/1/2011 (3)	2,190,000	2,190,000
Montgomery County Housing Opportunites Commission, 0.350%, 7/1/2037, Call 3/1/2011 (3)	3,020,000	3,020,000

		21,210,000

Massachusetts — 2.6%
BB&T Municipal Trust, 0.340%, 10/1/2028 (3)(5)(6)	8,000,000	8,000,000
Massachusetts Development Finance Agency, 0.380%, 6/1/2034, Call 3/1/2011 (3)	6,500,000	6,500,000
Massachusetts Development Finance Agency, 0.380%, 1/1/2035, Call 3/1/2011 (3)	8,315,000	8,315,000
Massachusetts Industrial Finance Agency, 0.410%, 12/1/2019, Call 3/2/2011 (3)	1,000,000	1,000,000

		23,815,000

Michigan — 1.1%
Charter Township of Holland, 0.450%, 10/1/2028, Call 3/1/2011 (3)	3,665,000	3,665,000
Michigan Higher Education Facilities Authority, 0.350%, 3/1/2031, Call 3/1/2011 (3)	475,000	475,000
Michigan Strategic Fund, 0.350%, 2/1/2032, Call 3/1/2011 (3)	5,565,000	5,565,000

		9,705,000

Minnesota — 3.8%
City of Bloomington, 0.310%, 12/1/2015 (3)	3,310,000	3,310,000
City of Bloomington, 0.310%, 12/1/2015, Call 3/1/2011 (3)	3,405,000	3,405,000
City of Mounds View, 2.000%, 12/15/2011 (3)	10,000,000	10,000,000
City of Owatonna, 0.300%, 1/1/2030, Call 3/1/2011 (3)	3,215,000	3,215,000
City of Ramsey, 0.360%, 12/1/2023, Call 3/1/2011 (3)	3,160,000	3,160,000
SCA Tax Exempt Trust, 0.580%, 1/1/2030 (3)	6,745,000	6,745,000
Winona Port Authority, 1.250%, 3/4/2011 (3)	5,000,000	5,000,000

		34,835,000

Description	Principal Amount	Value
Municipals (continued)

Mississippi — 1.6%
Claiborne County, 0.750%, 3/7/2011	$ 5,000,000	$ 5,000,000
Mississippi Business Finance Corp., 0.750%, 5/1/2011 (3)	10,000,000	10,000,000

		15,000,000

Nebraska — 0.1%
Nebraska Investment Finance Authority, 0.380%, 9/1/2031, Call 3/1/2011 (3)	600,000	600,000

New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, 0.360%, 8/1/2011 (3)	8,690,000	8,690,000

New Jersey — 3.6%
JP Morgan Chase Putters/Drivers Trust, 0.360%, 12/15/2013 (3)(5)(6)	2,775,000	2,775,000
New Jersey Economic Development Authority, 0.360%, 11/1/2040, Call 3/1/2011 (3)	9,575,000	9,575,000
New Jersey Economic Development Authority, 0.360%, 11/1/2040, Call 3/1/2011 (3)	6,455,000	6,455,000
New Jersey Economic Development Authority, 0.430%, 5/15/2033, Call 3/1/2011 (3)	10,000,000	10,000,000
New Jersey Health Care Facilities Financing Authority, 0.360%, 7/1/2038, Call 3/1/2011 (3)	4,805,000	4,805,000

		33,610,000

New York — 2.2%
Jefferson Central School District, 2.000%, 6/23/2011	8,485,000	8,511,233
Steuben County Industrial Development Agency, 0.500%, 12/18/2032, Call 3/24/2011 (3)	2,345,000	2,345,000
Upstate Telecommunications Corp., 0.310%, 3/1/2020, Call 3/1/2011 (3)	2,100,000	2,100,000
Utica Industrial Development Agency, 0.480%, 7/15/2029, Call 3/1/2011 (3)	7,470,000	7,470,000

		20,426,233

North Carolina — 1.9%
North Carolina Educational Facilities Finance Agency, 0.380%, 5/1/2012, Call 3/1/2011 (3)	1,135,000	1,135,000
North Carolina Medical Care Commission, 0.350%, 2/1/2022, Call 3/1/2011 (3)	2,000,000	2,000,000
Puttable Floating Option Tax-Exempt Receipts, 0.410%, 11/1/2018 (3)(5)(6)	7,445,000	7,445,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

North Carolina (continued)
Puttable Floating Option Tax-Exempt Receipts, 0.500%, 5/1/2024, Call 3/1/2011 (3)(5)(6)	$ 7,000,000	$ 7,000,000

		17,580,000

Ohio — 6.0%
City of Akron, 2.500%, 9/30/2011	3,000,000	3,016,369
City of Warrensville Heights, 2.750%, 2/2/2012	8,700,000	8,799,141
County of Erie, 0.450%, 8/15/2046, Call 3/31/2011 (3)	14,975,000	14,975,000
County of Lawrence, 0.330%, 11/1/2011 (3)	3,500,000	3,500,000
County of Warren, 0.460%, 9/1/2015 (3)	5,190,000	5,190,000
Ohio State Higher Educational Facility Commission, 0.330%, 1/15/2046, Call 1/15/2017 (3)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, 0.430%, 4/1/2026 (3)	8,300,000	8,300,000

		55,030,510

Oklahoma — 0.4%
Oklahoma Industries Authority, 0.480%, 8/1/2018, Call 3/1/2011 (3)	1,100,000	1,100,000
Tulsa Industrial Authority, 0.450%, 11/1/2026, Call 3/1/2011 (3)	2,825,000	2,825,000

		3,925,000

Oregon — 0.9%
Oregon State Housing & Community Services Department, 0.350%, 2/1/2042, Call 3/1/2011 (3)	7,945,000	7,945,000

Pennsylvania — 4.2%
Delaware County Authority, 0.390%, 6/1/2037, Call 3/1/2011 (3)	10,000,000	10,000,000
JP Morgan Chase Putters/Drivers Trust, 0.360%, 6/1/2015 (3)(5)(6)	3,540,000	3,540,000
Philadelphia School District, 2.500%, 6/30/2011	15,000,000	15,062,155
Reading School District, 0.360%, 1/15/2014 (3)	4,620,000	4,620,000
Westmoreland County Industrial Development Authority, 0.440%, 1/1/2036, Call 3/1/2011 (3)	5,450,000	5,450,000

		38,672,155

Puerto Rico — 1.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, 0.950%, 3/1/2011 (3)	5,770,000	5,770,000

Description	Principal Amount	Value
Municipals (continued)

Puerto Rico (continued)
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, 1.000%, 3/1/2011 (3)	$ 7,605,000	$ 7,605,000

		13,375,000

Rhode Island — 2.5%
Rhode Island Health & Educational Building Corp., 0.630%, 3/1/2034, Call 3/1/2011 (3)	11,610,000	11,610,000
Rhode Island Health & Educational Building Corp., 0.630%, 11/1/2036, Call 3/1/2011 (3)	11,290,000	11,290,000

		22,900,000

South Carolina — 2.1%
County of York, 0.750%, 9/15/2024 (3)	6,000,000	5,999,831
County of York, 0.750%, 9/15/2024 (3)	2,000,000	2,000,000
County of York, 0.750%, 9/15/2024, Call 3/1/2011 (3)(4)	5,000,000	5,000,000
South Carolina Jobs-Economic Development Authority, 0.350%, 6/1/2030, Call 3/1/2011 (3)	3,860,000	3,860,000
South Carolina Transportation Infrastructure Bank, 0.340%, 4/1/2012 (3)	2,090,000	2,090,000

		18,949,831

South Dakota — 3.0%
City of Rapid City, 0.750%, 3/1/2011	13,735,000	13,735,000
South Dakota Housing Development Authority, 0.340%, 11/1/2048, Call 3/1/2011 (3)	6,625,000	6,625,000
South Dakota Housing Development Authority, 0.360%, 5/1/2048, Call 3/1/2011 (3)	7,280,000	7,280,000

		27,640,000

Texas — 5.3%
Atascosa County Industrial Development Corp., 0.420%, 6/30/2020, Call 3/1/2011 (3)	11,000,000	11,000,000
Dallam County Industrial Development Corp., 0.660%, 5/1/2039, Call 3/1/2011 (3)	2,800,000	2,800,000
Harris County Cultural Education Facilities Finance Corp., 0.190%, 9/1/2031, Call 3/1/2011 (3)	15,000,000	15,000,000
Puttable Floating Option Tax-Exempt Receipts, 0.400%, 4/1/2037 (3)(5)(6)	20,000,000	20,000,000

		48,800,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Utah — 0.6%
Utah Associated Municipal Power Systems, 0.360%, 4/1/2012 (3)	$ 5,360,000	$ 5,360,000

Virginia — 0.8%
Peninsula Ports Authority, 0.500%, 7/1/2016 (3)	6,000,000	6,000,000
Suffolk Redevelopment & Housing Authority, 0.400%, 9/1/2019, Call 3/1/2011 (3)	1,305,000	1,305,000

		7,305,000

Washington — 0.5%
Washington State Housing Finance Commission, 0.350%, 7/1/2028, Call 3/1/2011 (3)	4,335,000	4,335,000

West Virginia — 0.3%
Deutsche Bank Spears/Lifers Trust, 0.380%, 4/1/2030 (3)	2,435,000	2,435,000

Wisconsin — 4.2%
Maple School District, 1.000%, 11/1/2011	3,000,000	3,001,173
Reedsburg School District, 1.000%, 10/21/2011	4,000,000	4,004,076
Sturgeon Bay School District, 1.100%, 10/26/2011	2,000,000	2,001,811
Sun Prairie Area School District, 1.000%, 10/24/2011	10,400,000	10,418,728
Waukesha Housing Authority, 0.400%, 2/1/2026, Call 3/1/2011 (3)	5,250,000	5,250,000
Wisconsin Health & Educational Facilities Authority, 0.240%, 12/1/2032, Call 3/1/2011 (3)	1,275,000	1,275,000
Wisconsin Health & Educational Facilities Authority, 0.330%, 8/15/2034, Call 8/15/2016 (3)	2,200,000	2,200,000
Wisconsin Health & Educational Facilities Authority, 0.480%, 5/1/2026, Call 3/1/2011 (3)	120,000	120,000
Wisconsin Housing & Economic Development Authority, 0.430%, 5/1/2037, Call 3/1/2011 (3)	4,735,000	4,735,000
Wisconsin Municipalities Private School Finance Commission, 0.360%, 10/1/2045, Call 3/1/2011 (3)	3,035,000	3,035,000
Wisconsin-Dells School District, 1.000%, 10/28/2011	2,800,000	2,802,195

		38,842,983

Wyoming — 0.4%
County of Lincoln, 0.150%, 8/1/2015 (3)	3,500,000	3,500,000

Total Municipals		921,853,903

Description	Shares	Value
Mutual Funds — 0.3%
Federated Tax-Free Obligations Fund, Class I, 0.099%	2,685,870	$ 2,685,870

Total Mutual Funds		2,685,870

Total Investments — 100.4% (at amortized cost)		924,539,773
Other Assets and Liabilities — (0.4)%		(3,710,517)

Total Net Assets — 100.0%		$920,829,256

Portfolio Sector Allocations*
Sector	Fund
Municipals	100.1%
Mutual Funds	0.3
Other Assets & Liabilities, Net	(0.4)

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—7.5%
School District	3.9%
State or Local	3.6
Revenue Bonds—92.6%
Appropriation	14.3
Education	7.1
General Revenue	1.5
Healthcare	25.5
Housing	8.5
Industrial Revenue	13.0
Power	1.8
Special Tax	12.0
Student Loan	2.2
Transportation	2.8
Water & Sewer	3.9
Other Assets & Liabilities, Net	(0.1)

Total Net Assets	100.0%

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 14.8%

Banks — 13.6%
Bank of Nova Scotia/Houston, 0.410%, 12/8/2011 (3)	$100,000,000	$ 100,000,000
Dexia Credit Local NY, 2.053%, 4/18/2011 (3)	150,000,000	150,000,000
Natixis/New York, 0.503%, 5/9/2011 (3)	50,000,000	50,000,000
Royal Bank of Canada NY, 0.400%, 12/2/2011 (3)	100,000,000	100,000,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
Standard Chartered Bank New York, 0.782%, 8/12/2011 (3)	$50,000,000	$ 50,000,000
State Street Bank and Trust Co., 0.490%, 3/2/2011 (3)	100,000,000	100,000,000

		550,000,000

Foreign Banks — 1.2%
Barclays Bank PLC, 0.653%, 7/19/2011 (3)	50,000,000	50,000,000

Total Certificates of Deposit		600,000,000

Commercial Paper — 32.5%

Agriculture — 2.5%
Cargill, Inc., 0.200%, 3/1/2011 (5)(6)(10)	100,000,000	100,000,000

Asset-Backed Securities — 11.9%
Concord Minutemen Capital Co., LLC, 0.470%, 3/4/2011 (5)(6)(10)	50,000,000	49,998,042
Fairway Finance Corp., 0.170%, 3/1/2011 (5)(6)(10)	38,551,000	38,551,000
Gemini Securitization Corp., 0.190%, 3/1/2011 (5)(6)(10)	100,000,000	100,000,000
GovCo LLC, 0.300%, 3/24/2011 (5)(6)(10)	50,000,000	49,990,417
GovCo LLC, 0.350%, 6/20/2011 (5)(6)(10)	75,000,000	74,919,062
GovCo LLC, 0.390%, 6/8/2011 (5)(6)(10)	20,000,000	19,978,550
Kells Funding LLC, 0.380%, 7/6/2011 (5)(6)(10)	50,000,000	49,932,972
Lexington Parker Capital Co. LLC, 0.380%, 6/2/2011 (5)(6)(10)	100,000,000	99,901,833

		483,271,876

Automobiles — 3.7%
Ford Credit Auto Receivables Trust, 0.420%, 4/1/2011 (10)	75,000,000	74,972,875
Ford Credit Auto Receivables Trust, 0.480%, 3/1/2011 (10)	75,000,000	75,000,000

		149,972,875

Foreign Banks — 8.9%
ABN AMRO Funding USA LLC, 0.310%, 5/5/2011 (5)(6)(10)	40,000,000	39,977,611
ANZ National Ltd., 0.403%, 7/25/2011 (3)(5)(6)	75,000,000	75,000,000
BNP Paribas Finance, Inc., 0.170%, 3/1/2011 (10)	95,000,000	95,000,000
Skandinaviska Enskilda Banken AB, 0.395%, 5/27/2011 (5)(6)(10)	50,000,000	49,952,271
Skandinaviska Enskilda Banken AB, 0.400%, 6/27/2011 (5)(6)(10)	100,000,000	99,868,889

		359,798,771

Description	Principal Amount	Value
Commercial Paper (continued)

Insurance — 5.5%
Prudential Funding LLC, 0.300%, 3/31/2011 (10)	$ 75,000,000	$ 74,981,250
Prudential Funding LLC, 0.350%, 5/2/2011 (10)	25,000,000	24,984,931
Prudential PLC, 0.370%, 5/24/2011 (5)(6)(10)	50,000,000	49,956,833
Prudential PLC, 0.380%, 3/25/2011 (5)(6)(10)	75,000,000	74,981,000

		224,904,014

Total Commercial Paper		1,317,947,536

Corporate Bonds & Notes — 3.7%

Telecommunication Services — 3.7%
BellSouth Corp., 4.295%, 4/26/2011 (5)(6)	150,000,000	150,898,918

Total Corporate Bonds & Notes		150,898,918

Funding Agreements — 2.8%

Insurance — 2.8%
Metropolitan Life Insurance Co., 0.270%, 3/1/2012 (3)(5)(9)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 0.496%, 3/1/2011 (3)(5)(9)	65,000,000	65,000,000

Total Funding Agreements		115,000,000

Municipals — 17.8%

California — 1.5%
California State Enterprise Development Authority, 1.350%, 4/1/2011 (3)	10,000,000	10,000,000
California Statewide Communities Development Authority, 0.750%, 5/15/2025, Call 3/1/2011 (3)	20,000,000	20,000,000
California Statewide Communities Development Authority, 0.270%, 4/1/2042, Call 3/1/2011 (3)(8)	32,000,000	32,000,000

		62,000,000

Colorado — 0.3%
Puttable Floating Option Tax-Exempt Receipts, 0.560%, 5/1/2041 (3)	13,580,000	13,580,000

Connecticut — 2.1%
Connecticut Housing Finance Authority, 0.280%, 5/15/2031, Call 3/1/2011 (3)(8)	27,330,000	27,330,000
Connecticut Housing Finance Authority, 0.300%, 11/15/2038, Call 3/3/2011 (3)	59,135,000	59,135,000

		86,465,000

District of Columbia — 0.8%
Metropolitan Washington Airports Authority, 0.270%, 10/1/2039, Call 3/1/2011 (3)	33,855,000	33,855,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida — 1.9%
Broward County Housing Finance Authority, 0.450%, 6/1/2046 (3)(8)	$ 43,995,000	$ 43,995,000
Florida Municipal Power Agency, 0.260%, 10/1/2035, Call 3/1/2011 (3)	32,040,000	32,040,000

		76,035,000

Georgia — 1.0%
Monroe County Development Authority, 0.300%, 11/1/2048, Call 3/1/2011 (3)	40,000,000	40,000,000

Iowa — 0.5%
Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.260%, 1/1/2039, Call 3/1/2011 (3)(8)	21,565,000	21,565,000

Louisiana — 1.1%
East Baton Rouge Parish Industrial Development Board, Inc., 0.160%, 8/1/2035, Call 3/1/2011 (3)	45,900,000	45,900,000

Maine — 0.6%
City of Portland, 0.360%, 6/1/2026, Call 3/1/2011 (3)	22,500,000	22,500,000

New Jersey — 0.2%
Puttable Floating Option Tax-Exempt Receipts, 0.560%, 7/1/2036 (3)	5,990,000	5,990,000

New York — 3.7%
New York City Housing Development Corp., FNMA, 0.250%, 5/15/2034, Call 3/15/2011 (3)(8)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.250%, 6/15/2034, Call 3/2/2011 (3)(8)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.250%, 11/15/2038, Call 3/2/2011 (3)(8)	56,100,000	56,100,000

		149,600,000

North Carolina — 0.5%
North Carolina Medical Care Commission, 0.220%, 7/1/2034, Call 3/1/2011 (3)	21,000,000	21,000,000

Ohio — 0.3%
County of Allen, 0.230%, 10/1/2031, Call 3/1/2011 (3)	10,800,000	10,800,000

Description	Principal Amount	Value
Municipals (continued)

Texas — 1.1%
Gulf Coast Waste Disposal Authority, 0.160%, 10/1/2024, Call 3/1/2011 (3)	$ 24,150,000	$ 24,150,000
Harris County Industrial Development Corp., 0.160%, 3/1/2024, Call 3/1/2011 (3)	21,300,000	21,300,000

		45,450,000

Wisconsin — 0.8%
Wisconsin Housing & Economic Development Authority, 0.450%, 9/1/2026, Call 3/1/2011 (3)	11,480,000	11,480,000
Wisconsin Housing & Economic Development Authority, 0.390%, 3/1/2036, Call 3/1/2011 (3)	18,395,000	18,395,000

		29,875,000

Wyoming — 1.4%
City of Kemmerer, 0.160%, 11/1/2014, Call 3/1/2011 (3)	22,900,000	22,900,000
County of Lincoln, 0.160%, 11/1/2014, Call 3/1/2011 (3)	19,805,000	19,805,000
County of Lincoln, 0.160%, 11/1/2014, Call 3/1/2011 (3)	12,900,000	12,900,000

		55,605,000

Total Municipals		720,220,000

Notes-Variable — 8.1%

Broker/Dealers — 0.7%
Goldman Sachs Group, Inc., 0.491%, 2/6/2012 (3)	30,000,000	29,969,027

Foreign Banks — 7.4%
Rabobank Nederland NV, 0.384%, 3/16/2012 (3)(5)(6)	50,000,000	50,000,000
Svenska Handelsbanken AB, 0.453%, 7/1/2011 (3)(5)(6)	150,000,000	150,000,000
Westpac Securities NZ, Ltd., 0.470%, 2/17/2012 (3)(5)(6)	100,000,000	100,000,000

		300,000,000

Total Notes-Variable		329,969,027

Repurchase Agreements — 15.8%
Agreement with Deutsche Bank Alex Brown, Inc., 0.170%, dated 2/28/2011, to be repurchased at $250,001,181 on 3/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 5/11/2017, with a market value of $255,000,260	250,000,000	250,000,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)

Agreement with Deutsche Bank Alex Brown, Inc., 0.280%, dated 2/28/2011, to be repurchased at $75,000,583 on 3/1/2011, collateralized by Corporate Bonds with various maturities to 1/26/2039, with a market value of $78,000,001

	$ 75,000,000	$ 75,000,000
Agreement with Fixed Income Clearing Corp., 0.040%, dated 2/28/2011, to be repurchased at $74,686,487 on 3/1/2011, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2011, with a market value of $76,180,800	74,686,404	74,686,404
Agreement with Morgan Stanley & Co., Inc., 0.160%, dated 2/28/2011, to be repurchased at $90,000,400 on 3/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2014, with a market value of $91,800,291	90,000,000	90,000,000
Agreement with Morgan Stanley & Co., Inc., 0.280%, dated 2/28/2011, to be repurchased at $150,001,167 on 3/1/2011, collateralized by Commercial Paper with various maturities to 6/1/2011, with a market value of $157,500,000	150,000,000	150,000,000

Total Repurchase Agreements		639,686,404

Trust Demand Notes — 3.5%

Broker/Dealers — 3.5%
JP Morgan Securities, Inc., 0.330%, 3/1/2011 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations — 0.9%

Federal Home Loan Bank — 0.9%
0.500%, 12/30/2011	20,500,000	$20,500,000
0.500%, 3/6/2012	15,000,000	15,000,000

Total U.S. Government & U.S. Government Agency Obligations		35,500,000

Total Investments — 99.9% (at amortized cost)		4,052,221,885
Other Assets and Liabilities — 0.1%		5,807,344

Total Net Assets — 100.0%		$4,058,029,229

Portfolio Sector Allocations*
Sector	Fund
Certificates of Deposit	14.8%
Commercial Paper	32.5
Corporate Bonds & Notes	3.7
Funding Agreements	2.8
Municipals	17.8
Notes-Variable	8.1
Repurchase Agreements	15.8
Trust Demand Notes	3.5
U.S. Government & U.S. Government Agency Obligations	0.9
Other Assets and Liabilities, Net	0.1

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2011.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2011 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2011.
(4)	Purchased on a when-issued or delayed delivery basis.
(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2011, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short-Tax Free Fund	$1,743,744	0.55%
Short-Term Income Fund	12,514,787	11.23
Short-Intermediate Bond Fund	39,418,463	23.71
Government Income Fund	18,997,735	6.58
Corporate Income Fund	5,870,379	8.22
Aggregate Bond Fund	65,452,642	17.68
Core Plus Bond Fund	7,112,051	8.64
Government Money Market Fund	19,492,313	3.74
Tax-Free Money Market Fund	108,795,000	11.81
Prime Money Market Fund	1,538,907,398	37.92

(6)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.
(7)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are unaudited.
(8)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 7.05%, 21.70% and 6.77%, respectively, as calculated based upon total portfolio market value.
(9)	Securities have redemption features that may delay redemption beyond seven days.
(10)	Each issue shows the rate of the discount at the time of purchase.
(11)	Issue is in default or bankruptcy.
(12)	Please refer to Note 5, Investments in Affiliated Entities, in the Notes to Financial Statements.

The following acronyms may be referenced throughout this report:

ACA —American Capital Access Corporation	INS —Insured
ADED —Arkansas Department of Economic Development	LIQ —Liquidity Agreement
ADR —American Depository Receipt	LLC —Limited Liability Corporation
AGC —Assured Guaranty Corporation	LOC —Letter of Credit
AGM —Federal Agricultural Mortgage Corporation	LP —Limited Partnership
AMBAC—American Municipal Bond Assurance Corporation	LT —Limited Tax
AMT —Alternative Minimum Tax	MBIA —Municipal Bond Insurance Association
BHAC —Berkshire Hathaway Assurance Corporation	MHF —Maryland Housing Fund
BMA —Bond Market Association	MTN —Medium Term Note
CFC —National Rural Utilities Cooperative Finance Corporation	NATL-RE—National Rural Utilities Cooperative Finance Corporation Reinsurance
CIFG —CDC IXIS Financial Guaranty	NR —Not Rated
COLL —Collateralized	PCA —Pollution Control Authority
FGIC —Financial Guaranty Insurance Corporation	PLC —Public Limited Company
FDIC —Federal Depository Insurance Corporation	PSF —Permanent School Fund Guaranteed
FHA —Federal Housing Administration	PUFG —Permanent University Fund Guarantee
FHLB —Federal Home Loan Bank	Q-SBLF —Qualified School Bond Loan Fund
FHLMC—Federal Home Loan Mortgage Corporation	RADIAN —Radian Asset Assurance
FNMA —Federal National Mortgage Association	REITs —Real Estate Investment Trusts
FRN —Floating Rate Note	REMIC —Real Estate Mortgage Investment Conduit
FSA —Financial Security Assurance Corporation	TCRs —Transferable Custody Receipts
GDR —Global Depository Receipt	TLGP —Temporary Liquidity Guarantee Program
GNMA —Government National Mortgage Association	TRANs —Tax and Revenue Anticipation Notes
GO —Government Obligation	UT —Unlimited Tax
HFDC —Health Facility Development Corporation	VRNs —Variable Rate Notes
HUD —Department of Housing and Urban Development	WR —Withdrawn Rating
IDC —Industrial Development Corporation	XLCA —XL Capital Assurance
IMI —Investors Mortgage Insurance Company

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February 28, 2011 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Large-Cap Value Fund		Large-Cap Growth Fund	Large-Cap Focus Fund		Mid-Cap Value Fund
Assets:
Investments in securities, at value	$199,183,412	(1)	$238,813,620 (1)	$66,298,872	(1)	$341,374,400	(1)
Investments in repurchase agreements	1,929,058		4,894,726	7,354,185		15,562,162
Dividends and interest receivable	352,456		192,520	61,078		319,754
Receivable for investments sold	3,435,032		3,787,579	1,427,808		62,861
Receivable for capital stock sold	655,838		1,146,727	96,255		805,204
Receivable from affiliates (Note 5)	—		—	5,971		—
Prepaid expenses	24,838		25,724	23,204		29,186

Total assets	205,580,634		248,860,896	75,267,373		358,153,567
Liabilities:
Payable for capital stock redeemed	371,824		96,460	14,466		625,078
Payable for investments purchased	2,453,624		5,506,215	1,151,774		3,227,352
Payable for return of securities lending collateral	22,462,573		34,315,992	8,638,232		61,156,297
Payable to affiliates (Note 5)	129,007		148,835	10,576		221,269
Other liabilities	38,559		40,751	11,111		54,426

Total liabilities	25,455,587		40,108,253	9,826,159		65,284,422

Total net assets	$180,125,047		$208,752,643	$65,441,214		$292,869,145

Net assets consist of:
Paid-in capital	$171,931,181		$185,584,657	$56,378,539		$237,174,506
Net unrealized appreciation on investments and options	44,761,996		40,636,807	8,256,607		65,284,747
Accumulated net realized gain (loss) on investments and options	(36,787,574)		(17,250,467)	786,572		(9,913,625)
Undistributed net investment income (distributions in excess of net investment income)	219,444		(218,354)	19,496		323,517

Total net assets	$180,125,047		$208,752,643	$65,441,214		$292,869,145

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.73		$13.16	$12.68		$13.51
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$11.74		$13.19	$12.70		$13.49
Net assets:
Investor class of shares	$86,461,039		$90,389,989	$25,988,076		$167,904,124
Institutional class of shares	93,664,008		118,362,654	39,453,138		124,965,021

Total net assets	$180,125,047		$208,752,643	$65,441,214		$292,869,145

Shares outstanding:
Investor class of shares	7,371,002		6,868,375	2,049,708		12,426,768
Institutional class of shares	7,975,466		8,971,064	3,107,417		9,261,173

Total shares outstanding	15,346,468		15,839,439	5,157,125		21,687,941

Investments, at cost	$156,350,474		$203,071,539	$65,396,450		$291,651,815

(1)	Including $21,963,366, $33,553,344, $8,446,256 and $59,797,142, respectively, of securities on loan.

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Emerging Markets Equity Fund
Assets:
Investments in securities, at value	$386,223,035	(1)	$776,784,564	(1)	$82,582,079	(1)	$67,270,953
Investments in repurchase agreements	3,639,207		13,758,911		3,493,250		1,675,188
Cash denominated in foreign currencies	—		—		525,078	(2)	566,943	(2)
Dividends and interest receivable	111,869		17,332		235,059		112,126
Receivable for investments sold	3,999,860		6,412,266		770,458		434,588
Receivable for capital stock sold	1,318,984		3,018,208		111,810		562,109
Prepaid expenses	25,027		39,784		17,626		23,951
Other receivables	—		—		614,235		—

Total assets	395,317,982		800,031,065		88,349,595		70,645,858
Liabilities:
Payable for capital stock redeemed	149,006		773,135		375,727		20,394
Payable for investments purchased	2,875,871		6,420,777		601,935		297,570
Payable for return of securities lending collateral	100,443,461		189,912,955		5,573,604		—
Payable for foreign tax expense	—		—		9,116		8,553
Payable to affiliates (Note 5)	209,431		546,180		60,291		46,772
Other liabilities	40,102		88,815		69,449		325,984

Total liabilities	103,717,871		197,741,862		6,690,122		699,273

Total net assets	$291,600,111		$602,289,203		$81,659,473		$69,946,585

Net assets consist of:
Paid-in capital	$225,040,655		$450,273,276		$192,186,053		$49,362,412
Net unrealized appreciation on investments and foreign currency translation	84,154,195		137,429,988		15,694,611		19,877,029
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,154,330)		15,876,012		(125,987,289)		2,339,363
Undistributed net investment income (distributions in excess of net investment income)	559,591		(1,290,073)		(233,902)		(1,632,219)

Total net assets	$291,600,111		$602,289,203		$81,659,473		$69,946,585

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$20.18		$20.47		$10.36		$17.08
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$20.32		$20.62		$10.49		$17.10
Net assets:
Investor class of shares	$99,276,546		$355,866,880		$39,685,082		$17,097,701
Institutional class of shares	192,323,565		246,422,323		41,974,391		52,848,884

Total net assets	$291,600,111		$602,289,203		$81,659,473		$69,946,585

Shares outstanding:
Investor class of shares	4,918,610		17,385,974		3,830,537		1,001,321
Institutional class of shares	9,463,355		11,949,565		4,001,142		3,089,830

Total shares outstanding	14,381,965		29,335,539		7,831,679		4,091,151

Investments, at cost	$305,708,047		$653,113,487		$70,425,450		$49,058,011

(1)	Including $98,211,181, $185,692,290 and $5,449,735, respectively, of securities on loan.
(2)	Identified cost of cash denominated in foreign currencies are $490,529 and $579,091, respectively.

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Ultra Short Tax-Free Fund		Short-Term Income Fund		Short- Intermediate Bond Fund	Intermediate Tax-Free Fund
Assets:
Investments in securities, at value	$317,005,472	(2)	$125,221,490	(1)	$239,361,087 (1)	$422,792,582	(2)
Investments in repurchase agreements	—		7,248,192		5,638,395	—
Deposit held at broker	29,929		—		—	184,285
Dividends receivable	6,273		15,408		—	10,506
Interest receivable	2,099,431		650,934		904,459	4,494,398
Receivable for investments sold	1,977,452		1,570,231		10,423,438	8,248,131
Receivable for capital stock sold	995,394		302,716		819,702	2,470,619
Prepaid expenses	32,491		28,998		25,605	57,700

Total assets	322,146,442		135,037,969		257,172,686	438,258,221
Liabilities:
Payable for capital stock redeemed	2,400,685		173,010		38,688	646,937
Payable for investments purchased	—		4,433,790		10,384,375	14,127,696
Payable for return of securities lending collateral	—		18,792,041		80,310,967	—
Payable for daily variation margin	—		—		—	47,812
Payable for income distribution	359,138		115,197		78,519	555,603
Payable to affiliates (Note 5)	52,644		23,308		59,847	122,846
Other liabilities	41,077		23,121		33,000	23,879

Total liabilities	2,853,544		23,560,467		90,905,396	15,524,773

Total net assets	$319,292,898		$111,477,502		$166,267,290	$422,733,448

Net assets consist of:
Paid-in capital	$319,375,332		$116,358,308		$202,450,223	$423,257,028
Net unrealized appreciation (depreciation) on investments and futures contracts	4,550		83,999		(1,788,355)	1,436,753
Accumulated net realized loss on investments and futures contracts	(86,984)		(5,382,101)		(34,671,984)	(1,964,362)
Undistributed net investment income	—		417,296		277,406	4,029

Total net assets	$319,292,898		$111,477,502		$166,267,290	$422,733,448

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.04		$9.35		$9.86	$10.39
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.03		$9.36		$9.86	$10.39	(3)
Net assets:
Investor class of shares	$43,722,513		$56,259,774		$58,884,955	$278,977,014
Institutional class of shares	275,570,385		55,217,728		107,382,335	143,756,434	(3)

Total net assets	$319,292,898		$111,477,502		$166,267,290	$422,733,448

Shares outstanding:
Investor class of shares	4,354,147		6,014,247		5,971,683	26,837,736
Institutional class of shares	27,465,123		5,897,418		10,888,803	13,830,331	(3)

Total shares outstanding	31,819,270		11,911,665		16,860,486	40,668,067

Investments, at cost	$317,000,922		$132,385,683		$246,787,837	$421,307,776

(1)	Including $18,374,402 and $78,526,116, respectively, of securities on loan.
(2)	Market value of affiliated money market funds as of February 28, 2011 were $16,447,189 and $34,926,544, respectively. Cost of affiliated money market funds as of February 28, 2011 were $16,447,189 and $34,926,544, respectively.
(3)	Commenced operations on December 28, 2010.

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Government Income Fund		Corporate Income Fund		Aggregate Bond Fund		Core Plus Bond Fund
Assets:
Investments in securities, at value	$384,726,012	(1)	$88,415,857	(1)(2)	$559,639,609	(1)	$96,699,300	(1)(2)
Investments in repurchase agreements	93,299,510		—		19,522,238		—
Dividends receivable	—		429		—		497
Interest receivable	854,734		914,225		2,132,341		854,020
Receivable for investments sold	70,457,704		—		12,648,906		—
Receivable for capital stock sold	131,762		4,807		1,130,761		253,458
Prepaid expenses	29,332		28,193		21,637		20,588

Total assets	549,499,054		89,363,511		595,095,492		97,827,863
Liabilities:
Payable for capital stock redeemed	278,854		98,784		102,553		24,297
Payable for investments purchased	233,452,475		749,663		61,452,578		249,887
Payable for return of securities lending collateral	26,894,584		17,047,803		163,102,007		15,187,847
Payable for income distribution	137,673		33,299		120,627		14,703
Payable to affiliates (Note 5)	125,930		17,605		161,556		28,374
Other liabilities	82,949		15,306		37,126		14,830

Total liabilities	260,972,465		17,962,460		224,976,447		15,519,938

Total net assets	$288,526,589		$71,401,051		$370,119,045		$82,307,925

Net assets consist of:
Paid-in capital	$282,234,576		$66,835,395		$368,797,760		$76,692,422
Net unrealized appreciation on investments	5,845,249		4,486,179		5,528,618		5,499,249
Accumulated net realized gain (loss) on investments	(41,039)		146,132		(4,379,863)		179,530
Undistributed net investment income (distributions in excess of net investment income)	487,803		(66,655)		172,530		(63,276)

Total net assets	$288,526,589		$71,401,051		$370,119,045		$82,307,925

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$9.75		$12.20		$10.60		$11.17
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$9.74		$12.20		$10.60		$11.17
Net assets:
Investor class of shares	$219,738,720		$16,963,287		$169,674,386		$44,539,638
Institutional class of shares	68,787,869		54,437,764		200,444,659		37,768,287

Total net assets	$288,526,589		$71,401,051		$370,119,045		$82,307,925

Shares outstanding:
Investor class of shares	22,544,049		1,390,071		16,005,517		3,988,421
Institutional class of shares	7,061,778		4,462,788		18,911,826		3,382,015

Total shares outstanding	29,605,827		5,852,859		34,917,343		7,370,436

Investments, at cost	$472,180,273		$83,929,678		$573,633,229		$91,200,051

(1)	Including $26,296,872, $16,668,929, $159,477,192 and $14,850,309, respectively, of securities on loan.
(2)	Market value of affiliated money market funds as of February 28, 2011 were $1,509,299 and $3,027,614, respectively. Cost of affiliated money market funds as of February 28, 2011 were $1,509,299 and $3,027,614, respectively.

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Statements of Assets and Liabilities	Marshall Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in securities, at value	$276,076,735	$924,539,773	$3,412,535,481
Investments in repurchase agreements	245,603,605	—	639,686,404
Cash	—	1,000	—
Dividends receivable	—	1,642	—
Interest receivable	150,884	1,667,912	6,953,319
Receivable for capital stock sold	—	300	14,463
Prepaid expenses	45,765	39,273	78,260

Total assets	521,876,989	926,249,900	4,059,267,927
Liabilities:
Payable for investments purchased	—	5,000,000	—
Payable for income distribution	9,907	216,446	332,432
Payable to affiliates (Note 5)	60,505	163,391	759,525
Other liabilities	32,904	40,807	146,741

Total liabilities	103,316	5,420,644	1,238,698

Total net assets	$521,773,673	$920,829,256	$4,058,029,229

Net assets consist of:
Paid-in capital	$521,773,673	$920,796,919	$4,058,298,418
Accumulated net realized gain (loss) on investments	—	32,284	(309,886)
Undistributed net investment income	—	53	40,697

Total net assets	$521,773,673	$920,829,256	$4,058,029,229

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$—	$—	$1.00
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Net assets:
Investor class of shares	$159,047,816	$235,622,911	$1,506,287,140
Advisor class of shares	—	—	64,326,522
Institutional class of shares	362,725,857	685,206,345	2,487,415,567

Total net assets	$521,773,673	$920,829,256	$4,058,029,229

Shares outstanding:
Investor class of shares	159,048,087	235,607,519	1,506,466,102
Advisor class of shares	—	—	64,355,924
Institutional class of shares	362,725,586	685,188,246	2,487,476,468

Total shares outstanding	521,773,673	920,795,765	4,058,298,494

Investments, at cost	$521,680,340	$924,539,773	$4,052,221,885

(See Notes which are an integral part of the Financial Statements)

[THIS PAGE INTENTIONALLY LEFT BLANK]

February 28, 2011 (Unaudited)

Statements of Operations	Marshall Funds

	Large-Cap Value Fund		Large-Cap Growth Fund		Large-Cap Focus Fund		Mid-Cap Value Fund
Investment income:
Dividend income	$2,008,796		$1,062,994		$198,291	(1)	$2,427,876
Interest income	3,237		4,808		5,325		7,806
Securities lending income	17,641		24,527		3,032		46,989

Total income	2,029,674		1,092,329		206,648		2,482,671
Expenses:
Investment advisory fees (Note 5)	698,840		702,384		104,747		989,121
Shareholder services fees (Note 5)—
Investor class of shares	110,284		96,120		18,889		182,087
Advisor class of shares	3,899	(2)	3,701	(2)	—		4,263	(2)
Administrative fees (Note 5)	86,190		86,627		19,378		121,348
Portfolio accounting fees	42,621		41,952		17,453		52,185
Recordkeeping fees	50,139		60,696		18,435		72,179
Custodian fees (Note 5)	18,636		18,730		4,190		25,519
Registration fees	22,467		21,673		19,966		24,285
Professional fees	14,581		14,581		14,581		14,581
Printing and postage	13,814		13,197		18,488		18,513
Directors’ fees	7,830		7,830		7,830		7,830
Insurance premiums	1,001		947		17		1,361
Miscellaneous	4,534		4,536		4,960		4,534

Total expenses	1,074,836		1,072,974		248,934		1,517,806
Deduct (Note 5)—
Expense waivers	(38,185)		(46,005)		(93,873)		(25,817)

Net expenses	1,036,651		1,026,969		155,061		1,491,989

Net investment income	993,023		65,360		51,587		990,682
Net realized and unrealized gain on investments and options:
Net realized gain on investment transactions	7,552,975		10,021,020		786,572		15,113,351
Net realized gain on options	17,542		—		—		—
Net change in unrealized appreciation on investments and options	35,970,862		41,626,106		8,256,607		55,013,467

Net realized and unrealized gain on investments and options	43,541,379		51,647,126		9,043,179		70,126,818

Change in net assets resulting from operations	$44,534,402		$51,712,486		$9,094,766		$71,117,500

(1)	Net of foreign taxes withheld of $55.
(2)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Statements of Operations	Marshall Funds

	Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Emerging Markets Equity Fund
Investment income:
Dividend income	$1,748,526	(1)	$1,523,354	(1)	$523,757	(1)	$413,794	(1)
Interest income	4,694		12,170		586		395
Securities lending income	133,371		490,226		6,186		—

Total income	1,886,591		2,025,750		530,529		414,189
Expenses:
Investment advisory fees (Note 5)	933,721		2,332,727		361,777		340,587
Shareholder services fees (Note 5)—
Investor class of shares	99,815		305,598		42,040		19,167
Advisor class of shares	2,520	(2)	13,149	(2)	1,770	(2)	500	(2)
Administrative fees (Note 5)	114,751		207,181		33,486		31,504
Portfolio accounting fees	50,315		77,153		8,127		7,670
Recordkeeping fees	45,975		117,256		39,508		22,863
Custodian fees (Note 5)	24,355		35,725		66,124		86,387
Registration fees	22,657		36,213		21,684		19,658
Professional fees	14,581		14,581		14,581		14,581
Printing and postage	13,159		19,085		10,625		6,444
Directors’ fees	7,830		7,830		7,830		7,830
Insurance premiums	1,221		2,142		381		363
Miscellaneous	4,534		4,534		6,623		4,807

Total expenses	1,335,434		3,173,174		614,556		562,361
Deduct (Note 5)—
Expense waivers	(8,434)		(78,915)		(136,630)		(116,962)

Net expenses	1,327,000		3,094,259		477,926		445,399

Net investment income (loss)	559,591		(1,068,509)		52,603		(31,210)
Net realized and unrealized gain on investments and foreign currency:
Net realized gain on investment transactions	21,012,300		43,602,683		2,914,300	(3)	3,667,217	(3)
Net realized gain (loss) on foreign currency contracts	—		—		(8,738)		20,627
Net change in unrealized appreciation on investments and foreign currency translation	59,549,635		124,106,292		12,845,076		4,456,588

Net realized and unrealized gain on investments and foreign currency	80,561,935		167,708,975		15,750,638		8,144,432

Change in net assets resulting from operations	$81,121,526		$166,640,466		$15,803,241		$8,113,222

(1)	Net of foreign taxes withheld of $19,375, $22,189, $38,714 and $71,756, respectively.
(2)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(3)	Net of foreign taxes withheld of $5,974 and $62,747, respectively.

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Statements of Operations	Marshall Funds

	Ultra Short Tax-Free Fund	Short-Term Income Fund	Short- Intermediate Bond Fund	Intermediate Tax-Free Fund
Investment income:
Dividend income	$41,055 (1)	$162,269	$—	$54,471 (1)
Interest income	3,243,093	2,216,932	2,281,294	8,612,507
Securities lending income	—	10,528	43,235	—

Total income	3,284,148	2,389,729	2,324,529	8,666,978
Expenses:
Investment advisory fees (Note 5)	347,674	130,068	345,111	1,083,342
Shareholder services fees (Note 5)—
Investor class of shares	56,831	70,342	76,536	480,999
Advisor class of shares	—	2,544 (2)	2,972 (2)	—
Administrative fees (Note 5)	157,059	60,157	79,807	193,595
Portfolio accounting fees	96,533	43,225	41,693	92,997
Recordkeeping fees	18,138	34,172	48,249	58,771
Custodian fees (Note 5)	29,781	13,007	17,256	34,079
Registration fees	19,784	24,501	24,114	37,914
Professional fees	14,581	14,581	14,581	14,581
Printing and postage	3,497	2,894	5,593	4,322
Directors’ fees	7,830	7,830	7,830	7,830
Insurance premiums	1,818	753	1,046	2,418
Miscellaneous	4,623	4,533	4,534	3,963

Total expenses	758,149	408,607	669,322	2,014,811
Deduct (Note 5)—
Expense waivers	(179,807)	(108,103)	(115,286)	(834,991)

Net expenses	578,342	300,504	554,036	1,179,820

Net investment income	2,705,806	2,089,225	1,770,493	7,487,158
Net realized and unrealized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investment transactions	42,656	(185,083)	(880,048)	(1,447,247)
Net realized gain on futures contracts	—	—	—	23,198
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,157,766)	653,768	205,707	(17,918,214)

Net realized and unrealized gain (loss) on investments and futures contracts	(1,115,110)	468,685	(674,341)	(19,342,263)

Net increase (decrease) in net assets resulting from operations	$1,590,696	$2,557,910	$1,096,152	$(11,855,105)

(1)	Dividend income from investments in affiliated money market funds as of February 28, 2011 were $41,055 and $54,471, respectively.
(2)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Statements of Operations	Marshall Funds

	Government Income Fund	Corporate Income Fund		Aggregate Bond Fund	Core Plus Bond Fund
Investment income:
Dividend income	$—	$2,639	(1)	$—	$3,730 (1)
Interest income	5,166,192	1,712,074		4,700,500	1,878,000
Securities lending income	49,901	10,674		67,614	9,469

Total income	5,216,093	1,725,387		4,768,114	1,891,199
Expenses:
Investment advisory fees (Note 5)	686,320	89,056		708,418	96,995
Shareholder services fees (Note 5)—
Investor class of shares	301,104	22,124		201,233	50,403
Advisor class of shares	3,518 (2)	1,178	(2)	1,550 (2)	—
Administrative fees (Note 5)	155,141	32,951		159,837	35,888
Portfolio accounting fees	67,066	29,596		67,469	28,187
Recordkeeping fees	118,958	22,099		23,716	14,477
Custodian fees (Note 5)	29,555	7,125		30,108	7,759
Registration fees	26,144	20,512		23,500	14,716
Professional fees	14,581	14,581		14,581	14,581
Printing and postage	25,134	1,238		9,381	5,696
Directors’ fees	7,830	7,830		7,830	7,830
Insurance premiums	2,318	406		1,856	448
Miscellaneous	4,882	4,534		4,535	4,299

Total expenses	1,442,551	253,230		1,254,014	281,279
Deduct (Note 5)—
Expense waivers	(194,239)	(34,004)		(77,156)	(17,488)

Net expenses	1,248,312	219,226		1,176,858	263,791

Net investment income	3,967,781	1,506,161		3,591,256	1,627,408
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investment transactions	3,164,598	496,432		(435,915)	418,541
Net change in unrealized depreciation on investments	(5,367,379)	(444,421)		(3,947,033)	(655,878)

Net realized and unrealized gain (loss) on investments	(2,202,781)	52,011		(4,382,948)	(237,337)

Net increase (decrease) in net assets resulting from operations	$1,765,000	$1,558,172		$(791,692)	$1,390,071

(1)	Dividend income from investments in affiliated money market funds as of February 28, 2011 were $2,639 and $3,730, respectively.
(2)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Statements of Operations	Marshall Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Investment income:
Dividend income	$—	$8,040	$—
Interest income	778,960	2,535,229	7,983,053

Total income	778,960	2,543,269	7,983,053
Expenses:
Investment advisory fees (Note 5)	584,926	961,370	2,619,215
Shareholder services fees (Note 5)—
Investor class of shares	315,616	364,892	1,873,758
Advisor class of shares	—	—	82,132
Administrative fees (Note 5)	95,372	156,824	596,988
Portfolio accounting fees	59,310	85,551	188,855
Recordkeeping fees	16,616	18,530	68,782
Custodian fees (Note 5)	41,644	60,466	195,414
Registration fees	30,552	33,581	48,190
Professional fees	14,581	14,581	14,581
Printing and postage	3,211	5,374	37,951
Directors’ fees	7,830	7,830	7,830
Insurance premiums	3,916	5,539	20,484
Distribution services fees (Note 5)—
Advisor class of shares	—	—	98,558
Miscellaneous	12,556	8,539	25,090

Total expenses	1,186,130	1,723,077	5,877,828
Deduct (Note 5)—
Expense waivers	(528,794)	(396,815)	(467,821)

Net expenses	657,336	1,326,262	5,410,007

Net investment income	121,624	1,217,007	2,573,046
Net realized and unrealized gain on investments:
Net realized gain on investment transactions	—	85,519	5,415

Net realized and unrealized gain on investments		85,519	5,415

Change in net assets resulting from operations	$121,624	$1,302,526	$2,578,461

(See Notes which are an integral part of the Financial Statements)

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Changes in Net Assets

	Large-Cap Value Fund			Large-Cap Growth Fund		Large-Cap Focus Fund
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)
Increase (decrease) in net assets
Operations—
Net investment income (loss)	$993,023		$1,853,037	$65,360	$138,734	$51,587
Net realized gain on investments	7,552,975		1,733,266	10,021,020	20,901,834	786,572
Net realized gain (loss) on options	17,542		(1,013,489)	—	(880,867)	—
Net realized loss on foreign currency contracts	—		—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translation	35,970,862		(1,407,361)	41,626,106	(14,504,555)	8,256,607

Change in net assets resulting from operations	44,534,402		1,165,453	51,712,486	5,655,146	9,094,766
Distributions to shareholders—
Distributions to shareholders from net investment income—
Investor class of shares	(458,966)		(975,489)	(53,021)	(144,241)	(7,094)
Advisor class of shares	(13,552	)(1)	(80,088)	—	(13,229)	—
Institutional class of shares	(591,867)		(1,512,836)	(368,521)	(392,103)	(24,997)

Change in net assets resulting from distributions to shareholders	(1,064,385)		(2,568,413)	(421,542)	(549,573)	(32,091)
Capital stock transactions—
Proceeds from sale or transfer of shares	24,102,137		22,409,599	20,068,841	17,399,058	57,883,250
Net asset value of shares issued to shareholders in payment of distributions declared	899,058		2,028,332	357,848	472,923	32,065
Cost of shares redeemed or transferred	(56,125,682)		(47,333,876)	(19,783,039)	(27,847,410)	(1,536,793)
Redemption fees	1,521		12,860	1,725	4,033	17

Change in net assets resulting from capital stock transactions	(31,122,966)		(22,883,085)	645,375	(9,971,396)	56,378,539

Change in net assets	12,347,051		(24,286,045)	51,936,319	(4,865,823)	65,441,214
Net assets:
Beginning of period	167,777,996		192,064,041	156,816,324	161,682,147	—

End of period	$180,125,047		$167,777,996	$208,752,643	$156,816,324	$65,441,214

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$219,444		$290,806	$(218,354)	$137,828	$19,496

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010

$990,682	$1,159,988	$559,591	$(881,455)	$(1,068,509)	$(3,478,208)	$52,603	$1,086,464
15,113,351	16,132,575	21,012,300	27,399,015	43,602,683	60,461,823	2,914,300	11,335,736
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(8,738)	(213,299)
55,013,467	(654,828)	59,549,635	1,202,544	124,106,292	(21,329,131)	12,845,076	(10,966,606)

71,117,500	16,637,735	81,121,526	27,720,104	166,640,466	35,654,484	15,803,241	1,242,295

(687,246)	(775,449)	—	—	—	—	(794,067)	(898,289)
—	(40,878)	—	—	—	—	—	(80,632)
(785,420)	(906,429)	—	(172,984)	—	—	(914,596)	(1,543,296)

(1,472,666)	(1,722,756)	—	(172,984)	—	—	(1,708,663)	(2,522,217)

31,182,057	40,185,586	33,273,104	22,713,218	170,632,524	179,822,966	10,257,510	8,623,269
1,240,397	1,464,910	—	143,811	—	—	1,646,629	2,367,921
(35,943,169)	(49,253,360)	(26,324,824)	(39,428,575)	(86,564,108)	(106,747,686)	(7,930,690)	(60,425,669)
2,068	27,083	2,721	5,796	34,919	43,390	970	4,240

(3,518,647)	(7,575,781)	6,951,001	(16,565,750)	84,103,335	73,118,670	3,974,419	(49,430,239)

66,126,187	7,339,198	88,072,527	10,981,370	250,743,801	108,773,154	18,068,997	(50,710,161)

226,742,958	219,403,760	203,527,584	192,546,214	351,545,402	242,772,248	63,590,476	114,300,637

$292,869,145	$226,742,958	$291,600,111	$203,527,584	$602,289,203	$351,545,402	$81,659,473	$63,590,476

$323,517	$805,501	$559,591	$—	$(1,290,073)	$(221,564)	$(233,902)	$1,422,158

Statements of Changes in Net Assets

	Emerging Markets Equity Fund		Ultra Short Tax-Free Fund		Short-Term Income Fund
	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010(2)	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010
Increase (decrease) in net assets Operations—
Net investment income (loss)	$(31,210)	$280,217	$2,705,806	$2,232,999	$2,089,225		$3,554,690
Net realized gain (loss) on investments	3,667,217	2,738,193	42,656	(8,856)	(185,083)		412,131
Net realized gain (loss) on foreign currency contracts	20,627	(23,909)	—	—	—		—
Net realized gain (loss) on futures contracts	—	—	—	(70,036)	—		154,088
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translation	4,456,588	5,183,591	(1,157,766)	1,162,316	653,768		3,255,175

Change in net assets resulting from operations	8,113,222	8,178,092	1,590,696	3,316,423	2,557,910		7,376,084
Distributions to shareholders—
Distributions to shareholders from net investment income—
Investor class of shares	(385,785)	(110,836)	(305,173)	(295,572)	(731,030)		(1,139,578)
Advisor class of shares	—	(2,648)	—	—	(26,818	)(1)	(76,903)
Institutional class of shares	(1,408,143)	(475,490)	(2,400,633)	(1,946,830)	(1,021,137)		(2,172,187)
Distributions to shareholders from net realized gain on investments—
Investor class of shares	(725,811)	(363,626)	(7,189)	—	—		—
Advisor class of shares	—	(8,688)	—	—	—		—
Institutional class of shares	(2,475,979)	(1,404,060)	(43,559)	—	—		—

Change in net assets resulting from distributions to shareholders	(4,995,718)	(2,365,348)	(2,756,554)	(2,242,402)	(1,778,985)		(3,388,668)
Capital stock transactions—
Proceeds from sale or transfer of shares	9,516,989	14,106,107	159,585,848	357,738,451	26,102,938		59,327,003
Net asset value of shares issued to shareholders in payment of distributions declared	4,895,749	2,331,575	662,481	398,430	1,031,439		2,027,604
Cost of shares redeemed or transferred	(8,076,926)	(7,580,853)	(146,098,814)	(52,902,440)	(45,486,932)		(33,572,020)
Redemption fees	34	2	599	180	10,901		4,353

Change in net assets resulting from capital stock transactions	6,335,846	8,856,831	14,150,114	305,234,621	(18,341,654)		27,786,940

Change in net assets	9,453,350	14,669,575	12,984,256	306,308,642	(17,562,729)		31,774,356
Net assets:
Beginning of period	60,493,235	45,823,660	306,308,642	—	129,040,231		97,265,875

End of period	$69,946,585	$60,493,235	$319,292,898	$306,308,642	$111,477,502		$129,040,231

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(1,632,219)	$192,919	$—	$—	$417,296		$107,056

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(2)	Reflects operations for the period from October 1, 2009 (commencement of operations) to August 31, 2010.
(3)	Reflects operations for the period from December 28, 2010 (commencement of operations) to February 28, 2011.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Intermediate Bond Fund			Intermediate Tax-Free Fund			Government Income Fund			Corporate Income Fund
Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010

$1,770,493		$4,576,303	$7,487,158		$9,351,586	$3,967,781		$14,125,271	$1,506,161		$1,728,985
(880,048)		6,068,435	(1,447,247)		1,188,244	3,164,598		15,215,197	496,432		1,376,579
—		—	—		—	—		—	—		—
—		—	23,198		(188,585)	—		—	—		—
205,707		10,194,298	(17,918,214)		15,278,917	(5,367,379)		9,197,292	(444,421)		2,505,575

1,096,152		20,839,036	(11,855,105)		25,630,162	1,765,000		38,537,760	1,558,172		5,611,139

(541,884)		(1,216,386)	(6,582,475)		(9,351,586)	(2,415,570)		(8,139,606)	(373,466)		(424,284)
(20,354	)(1)	(99,869)	—		—	(28,678	)(1)	(151,957)	(19,418	)(1)	(74,924)
(1,101,142)		(2,553,819)	(904,683	)(3)	—	(1,115,385)		(4,607,938)	(1,177,659)		(1,304,706)

—		—	(1,224,322)		(263,593)	(7,440,967)		—	(445,672)		(44,520)
—		—	—		—	—		—	—		(9,812)
—		—	—		—	(3,211,556)		—	(1,180,761)		(98,937)

(1,663,380)		(3,870,074)	(8,711,480)		(9,615,179)	(14,212,156)		(12,899,501)	(3,196,976)		(1,957,183)

18,479,276		28,779,762	305,489,300		315,432,342	26,220,421		77,150,150	9,109,508		46,240,567
1,206,614		2,736,062	5,295,305		4,601,960	12,467,908		9,867,231	2,987,312		1,732,543
(32,820,623)		(51,569,007)	(290,333,991)		(55,240,195)	(131,387,176)		(179,603,221)	(8,808,048)		(4,611,844)
6,350		8,071	45,031		34,057	16,030		17,484	6,134		20

(13,128,383)		(20,045,112)	20,495,645		264,828,164	(92,682,817)		(92,568,356)	3,294,906		43,361,286

(13,695,611)		(3,076,150)	(70,940)		280,843,147	(105,129,973)		(66,930,097)	1,656,102		47,015,242

179,962,901		183,039,051	422,804,388		141,961,241	393,656,562		460,586,659	69,744,949		22,729,707

$166,267,290		$179,962,901	$422,733,448		$422,804,388	$288,526,589		$393,656,562	$71,401,051		$69,744,949

$277,406		$170,293	$4,029		$4,029	$487,803		$79,655	$(66,655)		$(2,273)

Statements of Changes in Net Assets

	Aggregate Bond Fund			Core Plus Bond Fund		Government Money Market Fund
	Six Months Ended February 28, 2011 (Unaudited)		Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Increase (decrease) in net assets
Operations—
Net investment income	$3,591,256		$7,897,322	$1,627,408	$2,506,781	$121,624	$357,365
Net realized gain (loss) on investments	(435,915)		10,802,503	418,541	1,712,741	—	—
Net change in unrealized appreciation (depreciation) on investments	(3,947,033)		13,090,311	(655,878)	2,528,933	—	—

Change in net assets resulting from operations	(791,692)		31,790,136	1,390,071	6,748,455	121,624	357,365
Distributions to shareholders—
Distributions to shareholders from net investment income—
Investor class of shares	(1,450,421)		(2,790,164)	(853,921)	(1,267,616)	(12,642)	(42,014)
Advisor class of shares	(10,348	)(1)	(49,315)	—	—	—	—
Institutional class of shares	(1,969,526)		(4,672,012)	(834,489)	(1,479,118)	(108,982)	(315,351)
Distributions to shareholders from net realized gain on investments—
Investor class of shares	(6,037,464)		—	(817,182)	(31,288)	—	—
Institutional class of shares	(7,148,125)		—	(776,479)	(39,316)	—	—

Change in net assets resulting from distributions to shareholders	(16,615,884)		(7,511,491)	(3,282,071)	(2,817,338)	(121,624)	(357,365)
Capital stock transactions—
Proceeds from sale or transfer of shares	89,091,603		97,425,878	11,936,769	24,643,166	3,210,667,345	5,339,833,493
Net asset value of shares issued to shareholders in payment of distributions declared	15,871,932		6,089,791	3,175,724	2,671,836	31,564	89,629
Cost of shares redeemed or transferred	(32,673,075)		(41,286,844)	(6,542,016)	(9,747,181)	(3,356,562,921)	(5,548,624,053)
Redemption fees	609		5	2,912	3,824	—	—

Change in net assets resulting from capital stock transactions	72,291,069		62,228,830	8,573,389	17,571,645	(145,864,012)	(208,700,931)

Change in net assets	54,883,493		86,507,475	6,681,389	21,502,762	(145,864,012)	(208,700,931)
Net assets:
Beginning of period	315,235,552		228,728,077	75,626,536	54,123,774	667,637,685	876,338,616

End of period	$370,119,045		$315,235,552	$82,307,925	$75,626,536	$521,773,673	$667,637,685

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$172,530		$11,569	$(63,276)	$(2,274)	$—	$—

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund		Prime Money Market Fund
Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010

$1,217,007	$4,064,458	$2,573,046	$6,812,325
85,519	230,425	5,415	7,139
—	—	—	—

1,302,526	4,294,883	2,578,461	6,819,464

(110,278)	(1,060,764)	(93,080)	(699,078)
—	—	(3,235)	(7,597)
(1,106,729)	(3,003,694)	(2,476,731)	(6,105,650)

(16,768)	(86,477)	—	—
(36,467)	(143,948)	—	—

(1,270,242)	(4,294,883)	(2,573,046)	(6,812,325)

1,163,714,492	1,906,174,302	7,260,839,123	12,932,785,896
172,101	628,092	492,267	1,513,014
(1,150,224,864)	(1,984,989,702)	(6,761,194,167)	(14,743,532,983)
—	—	—	—

13,661,729	(78,187,308)	500,137,223	(1,809,234,073)

13,694,013	(78,187,308)	500,142,638	(1,809,226,934)

907,135,243	985,322,551	3,557,886,591	5,367,113,525

$920,829,256	$907,135,243	$4,058,029,229	$3,557,886,591

$53	$53	$40,697	$40,697

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)				Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2006(3)	$14.46	$0.20	$1.36	$1.56	$(0.20)	$(1.88)	$(2.08)	$13.94	11.99%	1.23%	0.01%	1.47%		$319,834	121%
2007(3)	13.94	0.18	1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26		329,192	43
2008(3)	14.30	0.18	(1.58)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—	1.11		103,979	40
2009(3)	12.07	0.16	(2.64)	(2.48)	(0.17)	(0.00)	(0.17)	9.42	(20.50)	1.33	—	1.80		80,537	73
2010(3)	9.42	0.09	(0.12)	(0.03)	(0.12)	—	(0.12)	9.27	(0.42)	1.27	0.06	0.85		73,579	82
2011(3)(12)	9.27	0.05	2.46	2.51	(0.05)	—	(0.05)	11.73	27.18	1.24	0.04	0.93		86,461	35
Large-Cap Growth Fund
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.01	0.00	(6)	218,109	134
2007(3)	12.16	0.01	1.99	2.00	0.00	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09		246,811	75
2008(3)	13.73	(0.03)	(0.73)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—	(0.10)		74,507	122
2009(3)	11.82	0.03	(2.20)	(2.17)	(0.01)	—	(0.01)	9.64	(18.34)	1.39	—	0.38		55,665	142
2010(3)	9.64	(0.01)	0.29	0.28	(0.02)	—	(0.02)	9.90	2.94	1.28	0.07	(0.07)		60,125	121
2011(3)(12)	9.90	(0.01)	3.28	3.27	(0.01)	—	(0.01)	13.16	33.02	1.24	0.05	(0.08)		90,390	57
Large-Cap Focus Fund
2011(3)(10)	10.00	0.01	2.68	2.69	(0.01)	—	(0.01)	12.68	26.86	0.90	0.45	0.11		25,988	31
Mid-Cap Value Fund
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.01	0.47		595,968	63
2007(3)	15.08	0.06	1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37		572,444	62
2008(3)	15.63	0.06	(1.49)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—	0.35		166,722	41
2009(3)	12.15	0.06	(2.01)	(1.95)	(0.02)	(0.55)	(0.57)	9.63	(14.74)	1.37	—	0.64		122,051	63
2010(3)	9.63	0.04	0.69	0.73	(0.06)	—	(0.06)	10.30	7.62	1.27	0.04	0.38		121,288	58
2011(3)(12)	10.30	0.04	3.23	3.27	(0.06)	—	(0.06)	13.51	31.76	1.24	0.02	0.65		167,904	21
Mid-Cap Growth Fund
2006(3)	13.65	(0.09)	0.87	0.78	—	—	—	14.43	5.71	1.30	0.01	(0.64)		175,529	134
2007(3)	14.43	(0.10)	3.13	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)		222,095	169
2008(3)	17.46	(0.30)	(0.06)	(0.36)	—	—	—	17.10	(2.06)	1.26	—	(0.58)		71,086	186
2009(3)	17.10	(0.01)	(3.87)	(3.88)	—	(0.60)	(0.60)	12.62	(21.96)	1.35	—	(0.07)		53,443	224
2010(3)	12.62	(0.08)	1.88	1.80	—	—	—	14.42	14.26	1.26	0.04	(0.58)		63,584	133
2011(3)(12)	14.42	0.02	5.74	5.76	—	—	—	20.18	39.94	1.23	0.01	0.24		99,276	46
Small-Cap Growth Fund
2006(3)	16.02	(0.14)	1.93	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	—	(0.93)		193,170	148
2007(3)	16.44	(0.15)	4.05	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)		255,894	176
2008(3)	19.01	(0.22)	(1.27)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—	(0.92)		144,938	174
2009(3)	14.19	(0.02)	(2.25)	(2.27)	—	—	—	11.92	(16.00)	1.60	—	(0.18)		102,186	233
2010(3)	11.92	(0.15)	2.26	2.11	—	—	—	14.03	17.70	1.47	0.07	(1.18)		163,225	153
2011(3)(12)	14.03	(0.04)	6.48	6.44	—	—	—	20.47	45.90	1.43	0.03	(0.63)		355,867	61
International Stock Fund
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.02	0.75		233,098	146
2007(3)	16.41	0.21	2.64	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23		267,675	98
2008(3)	17.34	0.19	(2.92)	(2.73)	(0.20)	(2.00)	(2.20)	12.41	(18.11)	1.47	—	0.74		89,374	62
2009(3)	12.41	0.22	(3.19)	(2.97)	(0.33)	(0.27)	(0.60)	8.84	(22.94)	1.69	—	1.33		34,718	113
2010(3)	8.84	0.14	(0.24)	(0.10)	(0.26)	—	(0.26)	8.48	(1.25)	1.45	0.48	1.28		27,883	116
2011(3)(12)	8.48	(0.01)	2.11	2.10	(0.22)	—	(0.22)	10.36	25.02	1.45	0.38	(0.00	)(6)	39,685	35

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)			Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
Emerging Markets Equity Fund
2009(3)(8)	$10.00	$0.08	$4.38	$4.46	$(0.01)	$—	$(0.01)	$14.45	44.61%	1.50%	1.27%	1.52%	$6,691	58%
2010(3)	14.45	0.03	2.37	2.40	(0.16)	(0.52)	(0.68)	16.17	16.63	1.50	0.51	0.28	12,856	30
2011(3)(12)	16.17	0.04	2.18	2.22	(0.46)	(0.85)	(1.31)	17.08	13.52	1.50	0.35	(0.30)	17,098	19
Ultra Short Tax-Free Fund
2010(3)(9)	10.00	0.11	0.07	0.18	(0.11)	—	(0.11)	10.07	1.82	0.55	0.16	1.25	33,189	83
2011(3)(12)	10.07	0.07	(0.03)	0.04	(0.07)	—	(0.07)	10.04	0.38	0.55	0.10	1.34	43,723	70
Short-Term Income Fund
2006(3)	9.03	0.31	0.04	0.35	(0.38)	—	(0.38)	9.00	3.92	0.58	0.58	3.45	126,788	19
2007(3)	9.00	0.38	0.04	0.42	(0.40)	—	(0.40)	9.02	4.78	0.58	0.52	4.28	75,677	52
2008(3)	9.02	0.41	(0.11)	0.30	(0.40)	—	(0.40)	8.92	3.38	0.60	0.20	4.48	28,232	47
2009(3)	8.92	0.36	0.04	0.40	(0.35)	—	(0.35)	8.97	4.77	0.60	0.27	4.11	29,403	49
2010(3)	8.97	0.27	0.32	0.59	(0.26)	—	(0.26)	9.30	6.61	0.60	0.20	2.95	52,353	50
2011(3)(12)	9.30	0.14	0.03	0.17	(0.12)	—	(0.12)	9.35	1.84	0.60	0.17	3.08	56,260	48
Short-Intermediate Bond Fund
2006(3)	9.40	0.40	(0.17)	0.23	(0.40)	—	(0.40)	9.23	2.56	0.73	0.30	4.39	690,447	430
2007(3)	9.23	0.43	(0.08)	0.35	(0.42)	—	(0.42)	9.16	3.86	0.75	0.26	4.56	359,507	421
2008(3)	9.16	0.44	(0.26)	0.18	(0.43)	—	(0.43)	8.91	1.91	0.80	0.06	4.69	95,322	293
2009(3)	8.91	0.46	0.09	0.55	(0.46)	—	(0.46)	9.00	7.05	0.80	0.14	5.64	59,653	360
2010(3)	9.00	0.23	0.86	1.09	(0.19)	—	(0.19)	9.90	12.25	0.80	0.14	2.43	65,383	373
2011(3)(12)	9.90	0.10	(0.05)	0.05	(0.09)	—	(0.09)	9.86	0.58	0.80	0.13	1.90	58,885	180
Intermediate Tax-Free Fund
2006(3)	10.43	0.35	(0.14)	0.21	(0.35)	(0.26)	(0.61)	10.03	2.12	0.65	0.51	3.48	80,217	31
2007(3)	10.03	0.36	(0.10)	0.26	(0.36)	—	(0.36)	9.93	2.59	0.60	0.53	3.56	82,037	48
2008(3)	9.93	0.39	0.28	0.67	(0.39)	—	(0.39)	10.21	6.84	0.55	0.58	3.84	89,772	196
2009(3)	10.21	0.41	0.19	0.60	(0.41)	(0.12)	(0.53)	10.28	6.21	0.55	0.58	4.14	141,961	92
2010(3)	10.28	0.38	0.61	0.99	(0.38)	(0.02)	(0.40)	10.87	9.78	0.55	0.53	3.58	422,804	45
2011(3)(12)	10.87	0.18	(0.45)	(0.27)	(0.18)	(0.03)	(0.21)	10.39	(2.50)	0.55	0.41	3.43	278,977	32
Government Income Fund
2006(3)	9.60	0.42	(0.18)	0.24	(0.42)	—	(0.42)	9.42	2.57	0.86	0.34	4.50	582,466	760
2007(3)	9.42	0.42	0.02	0.44	(0.42)	—	(0.42)	9.44	4.71	0.89	0.29	4.44	550,614	686
2008(3)	9.44	0.45	(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01	0.80	0.06	4.68	367,555	284
2009(3)	9.38	0.45	0.36	0.81	(0.44)	(0.26)	(0.70)	9.49	9.26	0.80	0.10	4.96	296,190	360
2010(3)	9.49	0.32	0.57	0.89	(0.29)	—	(0.29)	10.09	9.49	0.80	0.11	3.24	274,660	383
2011(3)(12)	10.09	0.11	(0.05)	0.06	(0.10)	(0.30)	(0.40)	9.75	0.61	0.80	0.11	2.25	219,739	368
Corporate Income Fund
2009(3)(8)	10.00	0.34	1.57	1.91	(0.34)	—	(0.34)	11.57	19.44	0.80	1.04	5.07	5,570	38
2010(3)	11.57	0.50	1.00	1.50	(0.52)	(0.07)	(0.59)	12.48	13.28	0.80	0.30	4.01	15,546	80
2011(3)(12)	12.48	0.24	0.01	0.25	(0.25)	(0.28)	(0.53)	12.20	2.12	0.80	0.10	4.04	16,963	25
Aggregate Bond Fund
2007(3)(7)	10.00	0.11	0.10	0.21	(0.11)	—	(0.11)	10.10	2.11	0.80	0.14	4.38	59,013	129
2008(3)	10.10	0.47	(0.04)	0.43	(0.46)	(0.06)	(0.52)	10.01	4.32	0.80	0.08	4.64	79,471	333
2009(3)	10.01	0.50	0.48	0.98	(0.48)	(0.32)	(0.80)	10.19	11.12	0.80	0.12	5.40	76,892	445
2010(3)	10.19	0.29	0.94	1.23	(0.28)	—	(0.28)	11.14	12.25	0.80	0.09	2.73	133,878	449
2011(3)(12)	11.14	0.10	(0.14)	(0.04)	(0.10)	(0.40)	(0.50)	10.60	(0.37)	0.80	0.04	1.89	169,674	269

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)		Ratios to Average Net Assets(5)					Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
											Net Expenses(2)		Expense waiver(2)		Net investment income (loss)(2)
Core Plus Bond Fund
2009(3)(8)	$10.00	$0.25	$0.82	$1.07	$(0.26)	$—	$(0.26)	$10.81	10.83%		0.80%		0.32%		4.02%	$21,057	26%
2010(3)	10.81	0.40	0.68	1.08	(0.44)	(0.01)	(0.45)	11.44	10.19		0.80		0.17		3.58	39,776	72
2011(3)(12)	11.44	0.23	(0.03)	0.20	(0.24)	(0.23)	(0.47)	11.17	1.77		0.80		0.05		4.07	44,540	25
Government Money Market Fund
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.16		0.45		0.17		4.09	92,339	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.99		0.45		0.13		4.88	199,797	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.19		0.45		0.10		2.91	309,487	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56		0.47	(11)	0.08		0.53	476,685	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01		0.28		0.26		0.01	353,637	—
2011(12)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	(6)	0.26		0.29		0.01	159,048	—
Tax-Free Money Market Fund
2006	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.84		0.45		0.13		2.85	192,603	—
2007	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.33		0.45		0.13		3.28	308,414	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.57		0.45		0.09		2.48	424,211	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.42		0.48	(11)	0.08		1.40	389,143	—
2010	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.30		0.45		0.09		0.29	299,374	—
2011(12)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04		0.45		0.08		0.08	235,623	—
Prime Money Market Fund
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.25		0.45		0.04		4.19	2,453,274	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.06		0.45		0.02		4.95	2,753,457	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.65		0.45		0.01		3.65	2,524,244	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.15		0.49	(11)	0.00	(6)	1.16	2,240,416	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04		0.41		0.05		0.04	1,412,771	—
2011(12)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01		0.42		0.04		0.01	1,506,287	—

(1)	Based on net asset value.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(8)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.
(9)	Reflects operations for the period from October 1, 2009 (commencement of operations) to August 31, 2010.
(10)	Reflects operations for the period from September 1, 2010 (commencement of operations) to February 28, 2011.
(11)	Participation fes for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(12)	For the six months ended February 28, 2011 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(3)		Ratios to Average Net Assets(4)				Net assets, end of period (000 omitted)	Portfolio turnover rate(3)
											Net Expenses(2)		Expense waiver(2)	Net investment income (loss)(2)
Prime Money Market Fund
2006	$1.00	$0.04	$—	$0.04	$(0.04)	$—	$(0.04)	$1.00	3.94%		0.75%		0.04%	3.89%	$90,776	—%
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.75		0.75		0.02	4.65	115,093	—
2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.34		0.75		0.01	3.20	140,379	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.85		0.78	(6)	0.01	0.91	102,679	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01		0.45		0.31	0.01	68,035	—
2011(7)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	(5)	0.43		0.33	0.01	64,326	—

(1)	Based on net asset value.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Represents less than 0.005%.
(6)	Participation fees for the Treasury’s Temporary Guarantee Program in the Prime Money Market Fund amounted to 0.04%.
(7)	For the six months ended February 28, 2011 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)			Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2008(3)(8)	$12.99	$0.10	$(0.95)	$(0.85)	$(0.07)	$—	$(0.07)	$12.07	(6.57)%	1.00%	—%	1.54%	$152,572	40%
2009(3)	12.07	0.19	(2.64)	(2.45)	(0.19)	(0.00)	(0.19)	9.43	(20.27)	1.08	—	2.04	104,984	73
2010(3)	9.43	0.11	(0.11)	0.00	(0.15)	—	(0.15)	9.28	(0.14)	1.02	0.06	1.09	88,269	82
2011(3)(14)	9.28	0.06	2.46	2.52	(0.06)	—	(0.06)	11.74	27.29	0.99	0.04	1.19	93,664	35
Large-Cap Growth Fund
2008(3)(8)	11.97	0.01	(0.14)	(0.13)	—	—	—	11.84	(1.09)	1.03	—	0.30	149,952	122
2009(3)	11.84	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	9.67	(18.16)	1.14	—	0.62	100,612	142
2010(3)	9.67	0.02	0.29	0.31	(0.04)	—	(0.04)	9.94	3.17	1.03	0.07	0.18	91,433	121
2011(3)(14)	9.94	0.01	3.28	3.29	(0.04)	—	(0.04)	13.19	33.14	0.99	0.05	0.18	118,363	57
Large-Cap Focus Fund
2011(3)(11)	10.00	0.02	2.69	2.71	(0.01)	—	(0.01)	12.70	27.13	0.65	0.45	0.32	39,453	31
Mid-Cap Value Fund
2008(3)(8)	12.55	0.04	(0.42)	(0.38)	—	—	—	12.17	(3.03)	1.02	—	0.59	99,009	41
2009(3)	12.17	0.07	(2.01)	(1.94)	(0.05)	(0.55)	(0.60)	9.63	(14.59)	1.12	—	0.90	91,115	63
2010(3)	9.63	0.06	0.69	0.75	(0.09)	—	(0.09)	10.29	7.83	1.02	0.04	0.63	99,329	58
2011(3)(14)	10.29	0.05	3.23	3.28	(0.08)	—	(0.08)	13.49	31.99	0.99	0.02	0.89	124,965	21
Mid-Cap Growth Fund
2008(3)(8)	17.09	(0.01)	0.06	0.05	—	—	—	17.14	0.29	1.01	—	(0.19)	171,529	186
2009(3)	17.14	0.02	(3.88)	(3.86)	—	(0.60)	(0.60)	12.68	(21.79)	1.10	—	0.18	135,858	224
2010(3)	12.68	(0.05)	1.89	1.84	(0.02)	—	(0.02)	14.50	14.49	1.01	0.04	(0.33)	136,392	133
2011(3)(14)	14.50	0.05	5.77	5.82	—	—	—	20.32	40.14	0.98	0.01	0.54	192,324	46
Small-Cap Growth Fund
2008(3)(8)	14.73	(0.03)	(0.48)	(0.51)	—	—	—	14.22	(3.46)	1.27	—	(0.49)	134,623	174
2009(3)	14.22	0.01	(2.26)	(2.25)	—	—	—	11.97	(15.82)	1.35	—	0.05	127,901	233
2010(3)	11.97	(0.12)	2.27	2.15	—	—	—	14.12	17.96	1.22	0.07	(0.93)	169,036	153
2011(3)(14)	14.12	(0.03)	6.53	6.50	—	—	—	20.62	46.03	1.18	0.03	(0.28)	246,422	61
International Stock Fund
2006(3)	13.52	0.17	3.07	3.24	(0.15)	—	(0.15)	16.61	24.14	1.24	0.02	1.00	188,715	146
2007(3)	16.61	0.24	2.68	2.92	(0.07)	(1.88)	(1.95)	17.58	18.65	1.20	0.02	1.48	250,012	98
2008(3)	17.58	0.23	(2.94)	(2.71)	(0.24)	(2.00)	(2.24)	12.63	(17.74)	1.23	—	1.58	253,158	62
2009(3)	12.63	0.29	(3.27)	(2.98)	(0.42)	(0.27)	(0.69)	8.96	(22.51)	1.44	—	1.64	76,756	113
2010(3)	8.96	0.25	(0.32)	(0.07)	(0.29)	—	(0.29)	8.60	(0.94)	1.20	0.46	1.43	33,147	116
2011(3)(14)	8.60	0.02	2.12	2.14	(0.25)	—	(0.25)	10.49	25.08	1.20	0.38	0.27	41,974	35
Emerging Markets Equity Fund
2009(3)(9)	10.00	0.09	4.39	4.48	(0.01)	—	(0.01)	14.47	44.82	1.25	1.27	1.54	39,054	58
2010(3)	14.47	0.09	2.35	2.44	(0.18)	(0.52)	(0.70)	16.21	16.88	1.25	0.51	0.53	46,996	30
2011(3)(14)	16.21	0.02	2.21	2.23	(0.49)	(0.85)	(1.34)	17.10	13.56	1.25	0.34	(0.03)	52,849	19
Ultra Short Tax-Free Fund
2010 (3)(10)	10.00	0.13	0.07	0.20	(0.13)	—	(0.13)	10.07	2.05	0.30	0.16	1.52	273,120	83
2011(3)(14)	10.07	0.08	(0.04)	0.04	(0.08)	—	(0.08)	10.03	0.41	0.30	0.10	1.59	275,570	70

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)				Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)		Expense waiver(2)	Net investment income (loss)(2)
Short-Term Income Fund
2007(3)(7)	$9.02	$0.11	$0.00	$0.11	$(0.11)	$—	$(0.11)	$9.02	1.20%	0.35%		0.23%	4.65%	$41,186	52%
2008(3)	9.02	0.43	(0.09)	0.34	(0.43)	—	(0.43)	8.93	3.76	0.35		0.20	4.69	72,928	47
2009(3)	8.93	0.38	0.04	0.42	(0.37)	—	(0.37)	8.98	5.03	0.35		0.27	4.47	66,039	49
2010(3)	8.98	0.29	0.32	0.61	(0.28)	—	(0.28)	9.31	6.87	0.35		0.20	3.19	72,686	50
2011(3)(14)	9.31	0.16	0.02	0.18	(0.13)	—	(0.13)	9.36	1.96	0.35		0.17	3.33	55,218	48
Short-Intermediate Bond Fund
2007(3)(7)	9.17	0.11	(0.01)	0.10	(0.11)	—	(0.11)	9.16	1.12	0.55		0.08	4.90	181,534	421
2008(3)	9.16	0.45	(0.26)	0.19	(0.45)	—	(0.45)	8.90	2.05	0.55		0.06	4.94	200,110	293
2009(3)	8.90	0.48	0.09	0.57	(0.48)	—	(0.48)	8.99	7.32	0.55		0.14	5.89	118,546	360
2010(3)	8.99	0.26	0.87	1.13	(0.22)	—	(0.22)	9.90	12.65	0.55		0.14	2.69	109,776	373
2011(3)(14)	9.90	0.11	(0.05)	0.06	(0.10)	—	(0.10)	9.86	0.60	0.55		0.13	2.15	107,382	180
Intermediate Tax-Free Fund
2011(3)(12)	10.37	0.06	0.02	0.08	(0.06)	—	(0.06)	10.39	0.82	0.50		0.16	3.65	143,756	32
Government Income Fund
2007(3)(7)	9.41	0.11	0.03	0.14	(0.11)	—	(0.11)	9.44	1.54	0.55		0.13	4.87	141,305	686
2008(3)	9.44	0.46	(0.07)	0.39	(0.46)	—	(0.46)	9.37	4.16	0.55		0.06	4.88	249,127	284
2009(3)	9.37	0.48	0.36	0.84	(0.46)	(0.26)	(0.72)	9.49	9.65	0.55		0.10	5.22	159,881	360
2010(3)	9.49	0.35	0.55	0.90	(0.31)	—	(0.31)	10.08	9.65	0.55		0.11	3.52	113,314	383
2011(3)(14)	10.08	0.13	(0.06)	0.07	(0.11)	(0.30)	(0.41)	9.74	0.73	0.55		0.11	2.49	68,788	368
Corporate Income Fund
2009(3)(9)	10.00	0.35	1.58	1.93	(0.36)	—	(0.36)	11.57	19.63	0.55		1.04	4.88	15,927	38
2010(3)	11.57	0.53	0.99	1.52	(0.54)	(0.07)	(0.61)	12.48	13.56	0.55		0.30	4.13	52,317	80
2011(3)(14)	12.48	0.26	0.01	0.27	(0.27)	(0.28)	(0.55)	12.20	2.25	0.55		0.10	4.30	54,438	25
Aggregate Bond Fund
2007(3)(7)	10.00	0.12	0.10	0.22	(0.12)	—	(0.12)	10.10	2.18	0.55		0.14	4.63	143,657	129
2008(3)	10.10	0.50	(0.04)	0.46	(0.49)	(0.06)	(0.55)	10.01	4.58	0.55		0.08	4.87	222,380	333
2009(3)	10.01	0.52	0.48	1.00	(0.50)	(0.32)	(0.82)	10.19	11.40	0.55		0.12	5.66	150,309	445
2010(3)	10.19	0.32	0.93	1.25	(0.31)	—	(0.31)	11.13	12.43	0.55		0.09	3.03	178,962	449
2011(3)(14)	11.13	0.12	(0.14)	(0.02)	(0.11)	(0.40)	(0.51)	10.60	(0.16)	0.55		0.04	2.14	200,445	269
Core Plus Bond Fund
2009(3)(9)	10.00	0.26	0.83	1.09	(0.28)	—	(0.28)	10.81	11.04	0.55		0.32	3.73	33,067	26
2010(3)	10.81	0.42	0.68	1.10	(0.46)	(0.01)	(0.47)	11.44	10.46	0.55		0.17	3.84	35,851	72
2011(3)(14)	11.44	0.24	(0.03)	0.21	(0.25)	(0.23)	(0.48)	11.17	1.90	0.55		0.05	4.32	37,768	25
Government Money Market Fund
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.42	0.20		0.17	4.34	65,616	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.25	0.20		0.13	5.13	136,910	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.45	0.20		0.10	3.33	275,136	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.23	(13)	0.07	0.75	399,654	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.09	0.20		0.09	0.09	314,001	—
2010(14)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.03	0.20		0.10	0.07	362,726	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)					Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)		Expense waiver(2)		Net investment income (loss)(2)
Tax-Free Money Market Fund
2006	$1.00	$0.03	$0.00	$0.03	$(0.03)	$(0.00)	$(0.03)	$1.00	3.09%	0.20%		0.13%		3.10%	$116,409	—%
2007	1.00	0.04	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	0.20		0.13		3.53	243,842	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.83	0.20		0.09		2.67	398,315	—
2009	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.68	0.23	(13)	0.08		1.62	596,180	—
2010	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.55	0.20		0.09		0.53	607,761	—
2010(14)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.20		0.08		0.33	685,206	—
Prime Money Market Fund
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.51	0.20		0.04		4.44	1,653,556	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.33	0.20		0.02		5.20	2,080,429	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.91	0.20		0.01		3.69	3,101,260	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40	0.24	(13)	0.00	(6)	1.32	3,024,018	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.25	0.20		0.01		0.25	2,077,081	—
2010(14)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.12	0.20		0.01		0.24	2,487,416	—

(1)	Based on net asset value.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(8)	Reflects operations for the period from February 1, 2008 (commencement of operations) to August 31, 2008.
(9)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.
(10)	Reflects operations for the period from October 1, 2009 (commencement of operations) to August 31, 2010.
(11)	Reflects operations for the period from September 1, 2010 (commencement of operations) to February 28, 2011.
(12)	Reflects operations for the period from December 28, 2010 (commencement of operations) to February 28, 2011.
(13)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(14)	For the six months ended February 28, 2011 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 28, 2011 (Unaudited)

Notes to Financial Statements	Marshall Funds

1.	Organization

Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2011, the Corporation consisted of nineteen diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”) with multiple classes of shares, as indicated in the accompanying table:

Portfolio Name	Advisor Class	Investor Class	Institutional Class	Investment Objective
Marshall Large-Cap Value Fund (“Large-Cap Value Fund”)	X*	X	X	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth Fund (“Large-Cap Growth Fund”)	X*	X	X	To provide capital appreciation.
Marshall Large-Cap Focus Fund (“Large-Cap Focus Fund”)		X	X	To provide capital appreciation.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	X*	X	X	To provide capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	X*	X	X	To provide capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	X*	X	X	To provide capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	X*	X	X	To provide capital appreciation.
Marshall Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	X*	X	X	To provide capital appreciation.
Marshall Ultra Short Tax-Free Fund (“Ultra Short Tax-Free Fund”)		X	X	To provide current income exempt from federal income tax consistent with the preservation of capital.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	X*	X	X	To maximize total return consistent with current income.
Marshall Short-Intermediate Bond Fund (“Short-Intermediate Bond Fund”)	X*	X	X	To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)		X	X**	To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Government Income Fund (“Government Income Fund”)	X*	X	X	To provide current income.
Marshall Corporate Income Fund (“Corporate Income Fund”)	X*	X	X	To maximize total return consistent with current income.
Marshall Aggregate Bond Fund (“Aggregate Bond Fund”)	X*	X	X	To maximize total return consistent with current income.
Marshall Core Plus Bond Fund (“Core Plus Bond Fund”)		X	X	To maximize total return consistent with current income.
Marshall Government Money Market Fund (“Government Money Market Fund”)		X	X	To provide current income consistent with stability of principal.
Marshall Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)		X	X	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Marshall Prime Money Market Fund (“Prime Money Market Fund”)	X	X	X	To provide current income consistent with stability of principal.

*	Effective through November 30, 2010 (termination of Advisor class of shares).
**	Commenced operations on December 28, 2010.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts

Notes to Financial Statements (continued)

of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities which are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the International Stock Fund and Emerging Markets Equity Fund may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Funds’ adviser (or sub-advisers) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees and shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are generally amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of net investment income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Marshall Funds

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended February 28, 2011, the Intermediate Tax-Free Fund had an average of 20 short futures contracts outstanding. At February 28, 2011 the Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Intermediate Tax-Free Fund	March 2011	20	U.S. 10 Year Note	Short	$(28,049)
Intermediate Tax-Free Fund	June 2011	40	U.S. 10 Year Note	Short	(20,004)

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended February 28, 2011, the Large-Cap Value Fund had $17,542 in realized gains on all option contracts. During the period ended February 28, 2011, the Fund had average written and purchased options outstanding of 2,768 contracts and 2,374 contracts, respectively.

The following is a summary of written option activity:

	Large-Cap Value Fund
Contracts	Number of Contracts	Premium
Outstanding @ 8/31/2010	4,984	$509,441
Options written	805	45,878
Options expired	(1,974)	(152,599)
Options exercised	—	—
Options closed	(3,815)	(402,720)

Outstanding @ 2/28/2011	—	$—

At February 28, 2011, there were no outstanding written options.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses.

Notes to Financial Statements (continued)

Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Funds at February 28, 2011 is as follows:

Fund	Security	Acquisition Date	Acquisition Cost	Value
Prime Money Market Fund	Metropolitan Life Insurance Co.	5/3/2004	$65,000,000	$65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.	2/1/2010	50,000,000	50,000,000

Redemption Fees—The Funds (other than the Government Money Market Fund, Tax-Free Money Market Fund, and Prime Money Market Fund) impose a 2.00% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Securities Lending—Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Marshall Funds

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of February 28, 2011(1):

Description	Value
Bank of Nova Scotia, 0.410%, 12/8/2011	$25,017,150
Barclays Bank, PLC, 0.653%, 6/3/2011	25,004,725
Bellsouth Corp., 0.500%, 4/26/2021	25,142,125
Blackrock Liquidity TempCash Money Market Fund, 0.176%	82,450,781
Blackrock Liquidity TempFund Money Market Fund, 0.153%	40,463,089
Citigroup, Inc., 0.404%, 5/18/2011	16,541,452
Deutsche Bank, 0.410%, 10/18/2011	24,996,875
Dreyfus Cash Management Plus, Inc., Money Market Fund, 0.128%	100,846,825
Dreyfus Institutional Cash Advantage Money Market Fund, 0.190%	99,000,000
FCAR Owner Trust I, 0.480%, 3/1/2011 (2)	24,944,333
Fidelity Institutional Money Market Fund, 0.215%	134,500,000
Metlife Insurance FA, 0.496%, 5/31/2011	20,000,000
Royal Bank of Canada, 0.400%, 12/2/2011	24,996,275
Skandinaviska Enskilda Bank,0.515%, 7/29/2011 (2)	24,935,983
Standard Chartered Bank, 0.782%, 8/12/2011	24,998,750
State Street Bank & Trust Co., 0.490%, 3/2/2011	25,000,000
Westpac Banking Corp., 0.590%, 6/10/2011	25,000,000

Total	$743,838,363

(1)	The collateral pool is managed by the fixed income group within M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”). Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2011.
(2)	Each issue shows the rate of the discount at the time of purchase.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common & preferred stocks, options & futures contracts, and mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

Notes to Financial Statements (continued)

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$176,700,559	$—	$—	$176,700,559
Purchased Call Options	20,280	—	—	20,280
Short-Term Investments	—	1,929,058	—	1,929,058

Total	$176,720,839	$1,929,058	$—	$178,649,897

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$204,497,628	$—	$—	$204,497,628
Short-Term Investments	—	4,894,726	—	4,894,726

Total	$204,497,628	$4,894,726	$—	$209,392,354

	Large-Cap Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$57,660,640	$—	$—	$57,660,640
Short-Term Investments	—	7,354,185	—	7,354,185

Total	$57,660,640	$7,354,185	$—	$65,014,825

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$280,218,103	$—	$—	$280,218,103
Short-Term Investments	—	15,562,162	—	15,562,162

Total	$280,218,103	$15,562,162	$—	$295,780,265

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$285,779,574	$—	$—	$285,779,574
Short-Term Investments	—	3,639,207	—	3,639,207

Total	$285,779,574	$3,639,207	$—	$289,418,781

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$586,871,609	$—	$—	$586,871,609
Short-Term Investments	—	13,758,911	—	13,758,911

Total	$586,871,609	$13,758,911	$—	$600,630,520

	International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(2)
Australia	$—	$2,212,513	$—	$2,212,513
Austria	—	697,760	—	697,760
Belgium	—	196,493	—	196,493
Bermuda	—	1,259,384	—	1,259,384
Brazil	793,728	—	—	793,728
Canada	1,739,360	—	—	1,739,360
Cayman Islands	—	35,834	—	35,834
China	—	722,707	—	722,707
Cyprus	—	241,240	—	241,240
Denmark	—	39,654	—	39,654
Finland	—	672,004	—	672,004
France	—	6,616,760	—	6,616,760
Germany	—	7,180,376	—	7,180,376
Greece	—	37,691	—	37,691
Hong Kong	—	1,246,465	—	1,246,465
India	—	1,123,031	—	1,123,031
Indonesia	—	150,603	—	150,603
Ireland	104,069	—	—	104,069
Italy	551,160	1,167,095	—	1,718,255
Japan	—	15,973,882	—	15,973,882
Jersey	—	792,047	—	792,047
Malaysia	—	117,088	—	117,088
Mexico	229,967	—	—	229,967
Netherlands	—	1,482,280	—	1,482,280
New Zealand	—	348,843	—	348,843
Norway	—	3,678,406	—	3,678,406
Poland	—	699,719	—	699,719
Portugal	—	120,276	—	120,276
Russia	—	254,211	—	254,211
Singapore	—	2,825,377	—	2,825,377

	International Stock Fund (continued)
	Level 1	Level 2	Level 3	Total
South Africa	—	400,725	—	400,725
South Korea	—	1,881,313	—	1,881,313
Spain	—	1,360,964	—	1,360,964
Sweden	—	2,734,497	—	2,734,497
Switzerland	—	2,853,262	—	2,853,262
Taiwan	419,679	481,557	—	901,236
Turkey	—	235,891	—	235,891
United Kingdom	2,622,538	9,903,458	—	12,525,996
United States	—	499,858	—	499,858
Preferred Stocks(2)	—	304,710	—	304,710
Short-Term Investments	—	3,493,250	—	3,493,250

Total	$6,460,501	$74,041,224	$—	$80,501,725

	Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(2)
Bermuda	$539,919	$492,456	$—	$1,032,375
Brazil	10,158,538	—	—	10,158,538
Cayman Islands	645,339	859,117	—	1,504,456
Chile	287,865	—	—	287,865
China	1,104,137	5,063,611	—	6,167,748
Colombia	309,528	—	—	309,528
Czech Republic	—	936,218	—	936,218
Eqypt	899,279	—	—	899,279
Hong Kong	1,930,809	669,679	—	2,600,488
India	890,773	4,232,879	—	5,123,652
Indonesia	—	578,515	—	578,515
Israel	—	839,495	—	839,495
Mexico	3,709,847	—	—	3,709,847
Poland	—	929,385	—	929,385
Portugal	—	562,632	—	562,632
Russia	1,195,723	5,595,497	—	6,791,220
South Africa	—	4,529,469	—	4,529,469
South Korea	888,197	7,179,799	—	8,067,996
Taiwan	705,581	4,797,070	—	5,502,651
Thailand	—	3,268,707	—	3,268,707
Turkey	—	1,664,607	—	1,664,607
United Kingdom	—	1,470,247	—	1,470,247
Preferred Stocks(2)	336,035	—	—	336,035
Short-Term Investments	—	1,675,188	—	1,675,188

Total	$23,601,570	$45,344,571	$—	$68,946,141

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$285,604,258	$—	$285,604,258
Short-Term Investments	—	31,401,214	—	31,401,214

Total	$—	$317,005,472	$—	$317,005,472

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$7,332,037	$—	$7,332,037
Collateralized Mortgage Obligations	—	9,649,761	—	9,649,761
Commercial Mortgage Securities	—	15,023,712	—	15,023,712
Corporate Bonds & Notes	—	43,166,591	2,034,882	45,201,473
Municipals	—	5,254,555	—	5,254,555
Mutual Funds	5,623,662	—	—	5,623,662
U.S. Government & U.S. Government Agency Obligations	—	13,715,328	—	13,715,328
U.S. Government Agency-Mortgage Securities	—	4,628,921	—	4,628,921
Short-Term Investments	—	7,248,192	—	7,248,192

Total	$5,623,662	$106,019,097	$2,034,882	$113,677,641

Marshall Funds

	Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$5,634,388	$—	$5,634,388
Commercial Mortgage Securities	—	10,780,604	—	10,780,604
Corporate Bonds & Notes	—	65,887,398	3,349,600	69,236,998
Municipals	—	2,017,900	—	2,017,900
U.S. Government & U.S. Government Agency Obligations	—	69,612,191	—	69,612,191
U.S. Government Agency-Mortgage Securities	—	1,768,039	—	1,768,039
Short-Term Investments	—	5,638,395	—	5,638,395

Total	$—	$161,338,915	$3,349,600	$164,688,515

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$385,855,558	$—	$385,855,558
Short-Term Investments	—	36,937,024	—	36,937,024

Total	$—	$422,792,582	$—	$422,792,582

	Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,194,526	$—	$2,194,526
Collateralized Mortgage Obligations	—	39,604,871	—	39,604,871
Commercial Mortgage Securities	—	25,080,190	—	25,080,190
Corporate Bonds & Notes	—	—	2,512,200	2,512,200
U.S. Government Agency-Mortgage Securities	—	288,439,641	—	288,439,641
Short-Term Investments	—	93,299,510	—	93,299,510

Total	$—	$448,618,738	$2,512,200	$451,130,938

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,623,816	$—	$5,623,816
Corporate Bonds & Notes	—	61,711,411	—	61,711,411
Municipals	—	523,575	—	523,575
Short-Term Investments	—	3,509,252	—	3,509,252

Total	$—	$71,368,054	$—	$71,368,054

	Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$18,182,046	$—	$18,182,046
Commercial Mortgage Securities	—	11,911,011	—	11,911,011
Corporate Bonds & Notes	—	136,555,304	—	136,555,304
Municipals	—	6,405,451	—	6,405,451
U.S. Government & U.S. Government Agency Obligations	—	134,659,831	—	134,659,831
U.S. Government Agency-Mortgage Securities	—	88,823,959	—	88,823,959
Short-Term Investments	—	19,522,238	—	19,522,238

Total	$—	$416,059,840	$—	$416,059,840

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,590,261	$—	$5,590,261
Commercial Mortgage Securities	—	1,618,859	—	1,618,859
Corporate Bonds & Notes	—	51,795,250	—	51,795,250
Municipals	—	314,145	—	314,145
U.S. Government & U.S. Government Agency Obligations	—	6,272,411	—	6,272,411
U.S. Government Agency-Mortgage Securities	—	8,893,132	—	8,893,132
Short-Term Investments	—	7,027,395	—	7,027,395

Total	$—	$81,511,453	$—	$81,511,453

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$19,492,313	$—	$19,492,313
Corporate Bonds & Notes	—	12,595,410	—	12,595,410
Municipals	—	135,890,000	—	135,890,000
Repurchase Agreements	—	245,603,605	—	245,603,605
U.S. Government & U.S. Government Agency Obligations	—	108,099,012	—	108,099,012

Total	$—	$521,680,340	$—	$521,680,340

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$921,853,903	$—	$921,853,903
Mutual Funds	—	2,685,870	—	2,685,870

Total	$—	$924,539,773	$—	$924,539,773

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$—	$600,000,000	$—	$600,000,000
Commercial Paper		1,317,947,536	—	1,317,947,536
Corporate Bonds & Notes		150,898,918		150,898,918
Funding Agreements		115,000,000		115,000,000
Municipals	—	720,220,000	—	720,220,000
Notes-Variable	—	329,969,027	—	329,969,027
Repurchase Agreements	—	639,686,404	—	639,686,404
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations		35,500,000		35,500,000

Total	$—	$4,052,221,885	$—	$4,052,221,885

(1)	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status.
(2)	As described in Note 2, the values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000 Index. As a result of such an event at February 28, 2011, these securities were fair valued by the service and categorized in Level 2 but did not require valuation at August 31, 2010 and were categorized in Level 1. Such securities represent the only significant transfer between each of the three levels.

Notes to Financial Statements (continued)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determing value:

Fund	Beginning balance September 1, 2010	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized and change in unrealized gain/(loss)	Purchases	(Sales)	Ending balance February 28, 2011	Change in unrealized appreciation/ (depreciation) during the period for Level 3 investments
Short-Term Income Fund Corporate Bonds & Notes	$1,874,988	$—	$—	$159,894	$—	$—	$2,034,882	$159,894
Short-Intermediate Bond Fund Corporate Bonds & Notes	3,086,400	—	—	263,200	—	—	3,349,600	263,200
Government Income Fund Corporate Bonds & Notes	2,314,800	—	—	197,400	—	—	2,512,200	197,400

4.	Capital Stock (Unaudited)

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Period Ended February 28, 2011				Year Ended August 31, 2010
	Shares		Amount		Shares	Amount

LARGE-CAP VALUE FUND—INVESTOR CLASS
Shares sold	1,252,105		$13,082,558		1,366,044	$13,855,875
Shares issued to shareholders in payment of distributions declared	42,710		446,024		93,650	940,210
Transfers from advisor class	605,874		6,266,135		—	—
Shares redeemed	(2,467,779)		(27,403,373)		(2,071,713)	(20,800,728)

Net change resulting from investor class share transactions	(567,090)		$(7,608,656)		(612,019)	$(6,004,643)
LARGE-CAP VALUE FUND—ADVISOR CLASS
Shares sold	8,863	(1)	$90,467	(1)	51,496	$513,813
Shares issued to shareholders in payment of distributions declared	1,322	(1)	13,159	(1)	7,506	75,357
Shares redeemed	(44,051	)(1)	(438,281	)(1)	(113,862)	(1,159,965)
Transfers to investor class	(605,874	)(1)	(6,266,135	)(1)	—	—

Net change resulting from advisor class share transactions	(639,740	)(1)	$(6,600,790	)(1)	(54,860)	$(570,795)
LARGE-CAP VALUE FUND—INSTITUTIONAL CLASS
Shares sold	450,586		$4,662,977		809,270	$8,039,911
Shares issued to shareholders in payment of distributions declared	42,269		439,875		100,693	1,012,765
Shares redeemed	(2,030,365)		(22,017,893)		(2,528,345)	(25,373,183)

Net change resulting from institutional class share transactions	(1,537,510)		$(16,915,041)		(1,618,382)	$(16,320,507)

Net change resulting from fund shares transactions	(2,744,340)		$(31,124,487)		(2,285,261)	$(22,895,945)

Marshall Funds

	Period Ended February 28, 2011				Year Ended August 31, 2010
	Shares		Amount		Shares	Amount

LARGE-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	702,359		$8,468,033		1,117,941	$11,932,858
Shares issued to shareholders in payment of distributions declared	4,182		51,154		13,198	138,572
Transfers from advisor class	520,724		6,107,987		—	—
Shares redeemed	(431,531)		(5,196,201)		(830,113)	(8,854,569)

Net change resulting from investor class share transactions	795,734		$9,430,973		301,026	$3,216,861
LARGE-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	6,034	(1)	$68,329	(1)	60,024	$631,559
Shares issued to shareholders in payment of distributions declared	—	(1)	—	(1)	1,227	12,888
Shares redeemed	(16,376	)(1)	(185,742	)(1)	(90,584)	(959,610)
Transfers to investor class	(520,724	)(1)	(6,107,987	)(1)	—	—

Net change resulting from advisor class share transactions	(531,066	)(1)	$(6,225,400	)(1)	(29,333)	$(315,163)
LARGE-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	434,542		$5,424,492		448,659	$4,834,641
Shares issued to shareholders in payment of distributions declared	25,016		306,694		30,528	321,463
Shares redeemed	(686,124)		(8,293,109)		(1,683,180)	(18,033,231)

Net change resulting from institutional class share transactions	(226,566)		$(2,561,923)		(1,203,993)	$(12,877,127)

Net change resulting from fund shares transactions	38,102		$643,650		(932,300)	$(9,975,429)

LARGE-CAP FOCUS FUND—INVESTOR CLASS
Shares sold	2,087,805		$23,290,350		—	$—
Shares issued to shareholders in payment of distributions declared	598		7,068		—	—
Shares redeemed	(38,695)		(454,893)		—	—

Net change resulting from investor class share transactions	2,049,708		$22,842,525		—	$—
LARGE-CAP FOCUS FUND—INSTITUTIONAL CLASS
Shares sold	3,200,743		$34,592,900		—	$—
Shares issued to shareholders in payment of distributions declared	2,115		24,997		—	—
Shares redeemed	(95,441)		(1,081,900)		—	—

Net change resulting from institutional class share transactions	3,107,417		$33,535,997		—	$—

Net change resulting from fund shares transactions	5,157,125		$56,378,522		—	$—

Notes to Financial Statements (continued)

	Period Ended February 28, 2011				Year Ended August 31, 2010
	Shares		Amount		Shares	Amount

MID-CAP VALUE FUND—INVESTOR CLASS
Shares sold	1,453,954		$18,559,410		2,033,731	$21,907,304
Shares issued to shareholders in payment of distributions declared	52,721		654,276		72,909	745,126
Transfers from advisor class	584,014		7,001,452		—	—
Shares redeemed	(1,442,532)		(17,903,493)		(3,001,603)	(31,741,161)

Net change resulting from investor class share transactions	648,157		$8,311,645		(894,963)	$(9,088,731)
MID-CAP VALUE FUND—ADVISOR CLASS
Shares sold	9,106	(1)	$106,896	(1)	41,477	$442,463
Shares issued to shareholders in payment of distributions declared	—	(1)	—	(1)	3,841	39,249
Shares redeemed	(20,039	)(1)	(232,509	)(1)	(98,117)	(1,054,156)
Transfers to investor class	(584,014	)(1)	(7,001,452	)(1)	—	—

Net change resulting from advisor class share transactions	(594,947	)(1)	$(7,127,065	)(1)	(52,799)	$(572,444)
MID-CAP VALUE FUND—INSTITUTIONAL CLASS
Shares sold	451,378		$5,514,299		1,683,189	$17,835,819
Shares issued to shareholders in payment of distributions declared	47,306		586,121		66,719	680,535
Shares redeemed	(886,709)		(10,805,715)		(1,561,361)	(16,458,043)

Net change resulting from institutional class share transactions	(388,025)		$(4,705,295)		188,547	$2,058,311

Net change resulting from fund shares transactions	(334,815)		$(3,520,715)		(759,215)	$(7,602,864)

MID-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	801,202		$14,748,712		966,118	$14,121,206
Transfers from advisor class	241,578		4,232,879		—	—
Shares redeemed	(534,840)		(8,973,776)		(788,959)	(11,646,635)

Net change resulting from investor class share transactions	507,940		$10,007,815		177,159	$2,474,571
MID-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	2,341	(1)	$38,627	(1)	25,110	$370,943
Shares redeemed	(7,182	)(1)	(118,939	)(1)	(35,745)	(519,945)
Transfers to investor class	(241,578	)(1)	(4,232,879	)(1)	—	—

Net change resulting from advisor class share transactions	(246,419	)(1)	$(4,313,191	)(1)	(10,635)	$(149,002)

Marshall Funds

	Period Ended February 28, 2011				Year Ended August 31, 2010

	Shares		Amount		Shares	Amount
MID-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	787,313		$14,252,886		562,685	$8,221,069
Shares issued to shareholders in payment of distributions declared	—		—		10,448	143,811
Shares redeemed	(731,937)		(12,999,230)		(1,880,001)	(27,261,995)

Net change resulting from institutional class share transactions	55,376		$1,253,656		(1,306,868)	$(18,897,115)

Net change resulting from fund shares transactions	316,897		$6,948,280		(1,140,344)	$(16,571,546)

SMALL-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	7,525,041		$138,517,301		8,241,573	$123,738,549
Transfers from advisor class	564,044		9,776,510		—	—
Shares redeemed	(2,334,668)		(40,601,128)		(5,184,896)	(74,942,507)

Net change resulting from investor class share transactions	5,754,417		$107,692,683		3,056,677	$48,796,042
SMALL-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	92,590	(1)	$1,533,897	(1)	558,704	$8,259,845
Shares redeemed	(902,733	)(1)	(15,542,717	)(1)	(248,971)	(3,592,899)
Transfers to investor class	(564,044	)(1)	(9,776,510	)(1)	—	—

Net change resulting from advisor class share transactions	(1,374,187	)(1)	$(23,785,330	)(1)	309,733	$4,666,946
SMALL-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	1,155,750		$20,804,816		3,250,678	$47,824,572
Shares redeemed	(1,175,620)		(20,643,753)		(1,970,320)	(28,212,280)

Net change resulting from institutional class share transactions	(19,870)		$161,063		1,280,358	$19,612,292

Net change resulting from fund shares transactions	4,360,360		$84,068,416		4,646,768	$73,075,280

INTERNATIONAL STOCK FUND—INVESTOR CLASS
Shares sold	456,492		$4,489,612		795,728	$7,375,668
Shares issued to shareholders in payment of distributions declared	81,423		775,967		97,707	873,498
Transfers from advisor class	296,646		2,746,258		—	—
Shares redeemed	(290,955)		(2,790,381)		(1,534,502)	(13,894,086)

Net change resulting from investor class share transactions	543,606		$5,221,456		(641,067)	$(5,644,920)
INTERNATIONAL STOCK FUND—ADVISOR CLASS
Shares sold	3,432	(1)	$32,876	(1)	23,826	$238,409
Shares issued to shareholders in payment of distributions declared	—	(1)	—	(1)	8,883	79,412
Shares redeemed	(8,582	)(1)	(82,598	)(1)	(50,806)	(451,149)
Transfers to investor class	(296,646	)(1)	(2,746,258	)(1)	—	—

Net change resulting from advisor class share transactions	(301,796	)(1)	$(2,795,980	)(1)	(18,097)	$(133,328)

Notes to Financial Statements (continued)

	Period Ended February 28, 2011				Year Ended August 31, 2010
	Shares		Amount		Shares		Amount

INTERNATIONAL STOCK FUND—INSTITUTIONAL CLASS
Shares sold	292,172		$2,988,764		73,338		$1,009,192
Shares issued to shareholders in payment of distributions declared	90,224		870,662		156,528		1,415,011
Shares redeemed	(236,853)		(2,311,453)		(4,941,755)		(46,080,434)

Net change resulting from institutional class share transactions	145,543		$1,547,973		(4,711,889)		$(43,656,231)

Net change resulting from fund shares transactions	387,353		$3,973,449		(5,371,053)		$(49,434,479)

EMERGING MARKETS EQUITY FUND—INVESTOR CLASS
Shares sold	184,318		$3,291,164		434,955		$6,887,879
Shares issued to shareholders in payment of distributions declared	62,817		1,100,550		29,495		473,684
Transfers from Advisor class	45,688		828,355		—		—
Shares redeemed	(86,456)		(1,507,907)		(132,578)		(2,105,171)

Net change resulting from investor class share transactions	206,367		$3,712,162		331,872		$5,256,392
EMERGING MARKETS EQUITY FUND—ADVISOR CLASS
Shares sold	6,721	(1)	$123,165	(1)	35,086		$558,652
Shares issued to shareholders in payment of distributions declared	—	(1)	—	(1)	691		11,099
Shares redeemed	(689	)(1)	(12,787	)(1)	(1,583)		(25,046)
Transfers to Investor class	(45,688	)(1)	(828,355	)(1)	—		—

Net change resulting from advisor class share transactions	(39,656	)(1)	$(717,977	)(1)	34,194		$544,705
EMERGING MARKETS EQUITY FUND—INSTITUTIONAL CLASS
Shares sold	298,808		$5,274,305		424,567		$6,659,576
Shares issued to shareholders in payment of distributions declared	216,374		3,795,199		114,922		1,846,792
Shares redeemed	(324,455)		(5,727,877)		(340,184)		(5,450,636)

Net change resulting from institutional class share transactions	190,727		$3,341,627		199,305		$3,055,732

Net change resulting from fund shares transactions	357,438		$6,335,812		565,371		$8,856,829

ULTRA SHORT TAX-FREE FUND—INVESTOR CLASS
Shares sold	2,953,979		$29,729,078		5,376,041	(2)	$53,964,477	(2)
Shares issued to shareholders in payment of distributions declared	24,057		241,833		24,301	(2)	244,186	(2)
Shares redeemed	(1,918,169)		(19,275,891)		(2,106,062	)(2)	(21,172,709	)(2)

Net change resulting from investor class share transactions	1,059,867		$10,695,020		3,294,280	(2)	$33,035,954	(2)

Marshall Funds

	Period Ended February 28, 2011				Year Ended August 31, 2010
	Shares		Amount		Shares		Amount

ULTRA SHORT TAX-FREE FUND—INSTITUTIONAL CLASS
Shares sold	12,924,844		$129,856,770		30,277,287	(2)	$303,773,974	(2)
Shares issued to shareholders in payment of distributions declared	41,883		420,648		15,354	(2)	154,244	(2)
Shares redeemed	(12,636,224)		(126,822,923)		(3,158,021	)(2)	(31,729,731	)(2)

Net change resulting from institutional class share transactions	330,503		$3,454,495		27,134,620	(2)	$272,198,487	(2)

Net change resulting from fund shares transactions	1,390,370		$14,149,515		30,428,900	(2)	$305,234,441	(2)

SHORT-TERM INCOME FUND—INVESTOR CLASS
Shares sold	1,480,120		$13,821,149		3,132,304		$28,684,712
Shares issued to shareholders in payment of distributions declared	62,656		585,895		99,791		916,218
Transfers from Advisor class	432,855		4,047,584		—		—
Shares redeemed	(1,593,740)		(14,874,072)		(877,847)		(8,037,452)

Net change resulting from investor class share transactions	381,891		$3,580,556		2,354,248		$21,563,478
SHORT-TERM INCOME FUND—ADVISOR CLASS
Shares sold	12,428	(1)	$116,172	(1)	261,144		$2,397,173
Shares issued to shareholders in payment of distributions declared	2,770	(1)	25,938	(1)	7,877		72,411
Shares redeemed	(12,517	)(1)	(117,346	)(1)	(42,020)		(384,199)
Transfers to Investor class	(432,855	)(1)	(4,047,584	)(1)	—		—

Net change resulting from advisor class share transactions	(430,174	)(1)	$(4,022,820	)(1)	227,001		$2,085,385
SHORT-TERM INCOME FUND—INSTITUTIONAL CLASS
Shares sold	869,504		$8,118,033		3,080,496		$28,245,118
Shares issued to shareholders in payment of distributions declared	44,821		419,606		113,284		1,038,975
Shares redeemed	(2,828,414)		(26,447,930)		(2,737,424)		(25,150,369)

Net change resulting from institutional class share transactions	(1,914,089)		$(17,910,291)		456,356		$4,133,724

Net change resulting from fund shares transactions	(1,962,372)		$(18,352,555)		3,037,605		$27,782,587

SHORT-INTERMEDIATE BOND FUND—INVESTOR CLASS
Shares sold	448,846		$4,388,274		2,129,417		$20,268,873
Shares issued to shareholders in payment of distributions declared	49,356		489,422		114,898		1,090,998
Transfers from Advisor class	473,378		4,713,421		—		—
Shares redeemed	(1,601,189)		(15,889,129)		(2,272,806)		(21,394,987)

Net change resulting from investor class share transactions	(629,609)		$(6,298,012)		(28,491)		$(35,116)

Notes to Financial Statements (continued)

	Period Ended February 28, 2011				Year Ended August 31, 2010
	Shares		Amount		Shares	Amount

SHORT-INTERMEDIATE BOND FUND—ADVISOR CLASS
Shares sold	5,284	(1)	$52,801	(1)	43,186	$407,016
Shares issued to shareholders in payment of distributions declared	1,842	(1)	18,377	(1)	9,358	88,774
Shares redeemed	(18,963	)(1)	(188,652	)(1)	(105,402)	(1,001,302)
Transfers to Investor class	(473,378	)(1)	(4,713,421	)(1)	—	—

Net change resulting from advisor class share transactions	(485,215	)(1)	$(4,830,895	)(1)	(52,858)	$(505,512)
SHORT-INTERMEDIATE BOND FUND—INSTITUTIONAL CLASS
Shares sold	944,996		$9,324,780		854,278	$8,103,873
Shares issued to shareholders in payment of distributions declared	70,548		698,815		164,047	1,556,290
Shares redeemed	(1,220,266)		(12,029,421)		(3,111,622)	(29,172,718)

Net change resulting from institutional class share transactions	(204,722)		$(2,005,826)		(2,093,297)	$(19,512,555)

Net change resulting from fund shares transactions	(1,319,546)		$(13,134,733)		(2,174,646)	$(20,053,183)

INTERMEDIATE TAX-FREE FUND—INVESTOR CLASS
Shares sold	14,418,156		$152,858,963		29,898,484	$315,432,342
Shares issued to shareholders in payment of distributions declared	500,871		5,266,844		434,448	4,601,960
Shares redeemed	(26,988,090)		(281,146,820)		(5,240,824)	(55,240,195)

Net change resulting from investor class share transactions	(12,069,063)		$(123,021,013)		25,092,108	$264,794,107
INTERMEDIATE TAX-FREE FUND—INSTITUTIONAL CLASS(3)
Shares sold	14,718,251		$152,630,337		—	$—
Shares issued to shareholders in payment of distributions declared	2,753		28,461		—	—
Shares redeemed	(890,673)		(9,187,171)		—	—

Net change resulting from institutional class share transactions	13,830,331		$143,471,627		—	$—

Net change resulting from fund shares transactions	1,761,268		$20,450,614		25,092,108	$264,794,107

GOVERNMENT INCOME FUND—INVESTOR CLASS
Shares sold	1,531,347		$15,252,933		5,541,937	$54,339,987
Shares issued to shareholders in payment of distributions declared	925,323		9,055,574		759,713	7,444,948
Transfers from Advisor class	554,895		5,626,964		—	—
Shares redeemed	(7,690,331)		(76,130,240)		(10,282,341)	(100,002,135)

Net change resulting from investor class share transactions	(4,678,766)		$(46,194,769)		(3,980,691)	$(38,217,200)

Marshall Funds

	Period Ended February 28, 2011				Year Ended August 31, 2010
	Shares		Amount		Shares	Amount

GOVERNMENT INCOME FUND—ADVISOR CLASS
Shares sold	8,966	(1)	$90,514	(1)	167,339	$1,637,963
Shares issued to shareholders in payment of distributions declared	2,691	(1)	27,224	(1)	14,292	140,245
Shares redeemed	(20,084	)(1)	(202,903	)(1)	(94,087)	(923,320)
Transfers to Investor class	(554,895	)(1)	(5,626,964	)(1)	—	—

Net change resulting from advisor class share transactions	(563,322	)(1)	$(5,712,129	)(1)	87,544	$854,888
GOVERNMENT INCOME FUND—INSTITUTIONAL CLASS
Shares sold	523,070		$5,250,010		2,147,753	$21,172,200
Shares issued to shareholders in payment of distributions declared	346,921		3,385,110		233,157	2,282,038
Shares redeemed	(5,045,611)		(49,427,069)		(7,994,792)	(78,677,766)

Net change resulting from institutional class share transactions	(4,175,620)		$(40,791,949)		(5,613,882)	$(55,223,528)

Net change resulting from fund shares transactions	(9,417,708)		$(92,698,847)		(9,507,029)	$(92,585,840)

CORPORATE INCOME FUND—INVESTOR CLASS
Shares sold	477,146		$5,897,686		1,018,535	$12,131,013
Shares issued to shareholders in payment of distributions declared	64,797		786,788		37,375	447,225
Transfers from Advisor class	151,591		1,886,703		—	—
Shares redeemed	(549,456)		(6,681,624)		(291,538)	(3,466,701)

Net change resulting from investor class share transactions	144,078		$1,889,553		764,372	$9,111,537
CORPORATE INCOME FUND—ADVISOR CLASS
Shares sold	1,738	(1)	$21,809	(1)	88,324	$1,042,300
Shares issued to shareholders in payment of distributions declared	1,359	(1)	17,051	(1)	6,150	73,298
Shares redeemed	(2,329	)(1)	(29,152	)(1)	(50,248)	(600,646)
Transfers to Investor class	(151,591	)(1)	(1,886,703	)(1)	—	—

Net change resulting from advisor class share transactions	(150,823	)(1)	$(1,876,995	)(1)	44,226	$514,952
CORPORATE INCOME FUND—INSTITUTIONAL CLASS
Shares sold	106,660		$1,303,310		2,760,921	$33,067,254
Shares issued to shareholders in payment of distributions declared	179,722		2,183,473		100,964	1,212,020
Shares redeemed	(17,009)		(210,569)		(45,517)	(544,497)

Net change resulting from institutional class share transactions	269,373		$3,276,214		2,816,368	$33,734,777

Net change resulting from fund shares transactions	262,628		$3,288,772		3,624,966	$43,361,266

Notes to Financial Statements (continued)

	Period Ended February 28, 2011				Year Ended August 31, 2010
	Shares		Amount		Shares	Amount

AGGREGATE BOND FUND—INVESTOR CLASS
Shares sold	4,752,893		$51,831,657		5,461,387	$57,792,631
Shares issued to shareholders in payment of distributions declared	693,321		7,363,913		253,613	2,708,803
Transfers from Advisor class	232,213		2,583,857		—	—
Shares redeemed	(1,695,129)		(18,088,808)		(1,239,071)	(13,200,070)

Net change resulting from investor class share transactions	3,983,298		$43,690,619		4,475,929	$47,301,364
AGGREGATE BOND FUND—ADVISOR CLASS
Shares sold	18,958	(1)	$211,869	(1)	113,543	$1,209,722
Shares issued to shareholders in payment of distributions declared	833	(1)	9,292	(1)	3,934	42,011
Shares redeemed	(2,724	)(1)	(30,324	)(1)	(52,204)	(554,124)
Transfers to Investor class	(232,213	)(1)	(2,583,857	)(1)	—	—

Net change resulting from advisor class share transactions	(215,146	)(1)	$(2,393,020	)(1)	65,273	$697,609
AGGREGATE BOND FUND—INSTITUTIONAL CLASS
Shares sold	3,161,178		$34,464,220		3,581,844	$38,423,525
Shares issued to shareholders in payment of distributions declared	800,541		8,498,727		313,297	3,338,977
Shares redeemed	(1,122,885)		(11,970,086)		(2,575,178)	(27,532,650)

Net change resulting from institutional class share transactions	2,838,834		$30,992,861		1,319,963	$14,229,852

Net change resulting from fund shares transactions	6,606,986		$72,290,460		5,861,165	$62,228,825

CORE PLUS BOND FUND—INVESTOR CLASS
Shares sold	690,574		$7,752,844		1,811,787	$19,897,606
Shares issued to shareholders in payment of distributions declared	147,382		1,646,308		115,998	1,284,669
Shares redeemed	(325,760)		(3,684,550)		(398,875)	(4,402,958)

Net change resulting from investor class share transactions	512,196		$5,714,602		1,528,910	$16,779,317
CORE PLUS BOND FUND—INSTITUTIONAL CLASS
Shares sold	369,153		$4,183,925		430,798	$4,745,560
Shares issued to shareholders in payment of distributions declared	136,908		1,529,416		125,407	1,387,167
Shares redeemed	(257,114)		(2,857,466)		(480,724)	(5,344,223)

Net change resulting from institutional class share transactions	248,947		$2,855,875		75,481	$788,504

Net change resulting from fund shares transactions	761,143		$8,570,477		1,604,391	$17,567,821

Marshall Funds

	Period Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Amount	Shares	Amount

GOVERNMENT MONEY MARKET FUND—INVESTOR CLASS
Shares sold	1,780,333,949	$1,780,333,949	3,164,298,501	$3,164,298,501
Shares issued to shareholders in payment of distributions declared	8,469	8,469	27,654	27,654
Shares redeemed	(1,974,931,181)	(1,974,931,181)	(3,287,374,618)	(3,287,374,618)

Net change resulting from investor class share transactions	(194,588,763)	$(194,588,763)	(123,048,463)	$(123,048,463)
GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	1,430,333,396	$1,430,333,396	2,175,534,992	$2,175,534,992
Shares issued to shareholders in payment of distributions declared	23,095	23,095	61,975	61,975
Shares redeemed	(1,381,631,740)	(1,381,631,740)	(2,261,249,435)	(2,261,249,435)

Net change resulting from institutional class share transactions	48,724,751	$48,724,751	(85,652,468)	$(85,652,468)

Net change resulting from fund shares transactions	(145,864,012)	$(145,864,012)	(208,700,931)	$(208,700,931)

TAX-FREE MONEY MARKET FUND—INVESTOR CLASS
Shares sold	288,024,937	$288,025,228	730,710,248	$730,710,248
Shares issued to shareholders in payment of distributions declared	53,489	53,489	546,275	546,275
Shares redeemed	(351,837,672)	(351,837,672)	(821,030,431)	(821,030,431)

Net change resulting from investor class share transactions	(63,759,246)	$(63,758,955)	(89,773,908)	$(89,773,908)
TAX-FREE MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	875,688,401	$875,689,264	1,175,464,054	$1,175,464,054
Shares issued to shareholders in payment of distributions declared	118,612	118,612	81,817	81,817
Shares redeemed	(798,387,192)	(798,387,192)	(1,163,959,271)	(1,163,959,271)

Net change resulting from institutional class share transactions	77,419,821	$77,420,684	11,586,600	$11,586,600

Net change resulting from fund shares transactions	13,660,575	$13,661,729	(78,187,308)	$(78,187,308)

PRIME MONEY MARKET FUND—INVESTOR CLASS
Shares sold	1,710,497,238	$1,710,497,238	3,457,830,697	$3,457,830,697
Shares issued to shareholders in payment of distributions declared	17,444	17,444	157,988	157,988
Shares redeemed	(1,617,000,204)	(1,617,000,204)	(4,285,637,430)	(4,285,637,430)

Net change resulting from investor class share transactions	93,514,478	$93,514,478	(827,648,745)	$(827,648,745)

Notes to Financial Statements (continued)

	Period Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Amount	Shares	Amount

PRIME MONEY MARKET FUND—ADVISOR CLASS
Shares sold	33,632,029	$33,632,029	74,583,706	$74,583,707
Shares issued to shareholders in payment of distributions declared	3,232	3,232	7,583	7,499
Shares redeemed	(37,344,219)	(37,344,219)	(109,234,640)	(109,234,640)

Net change resulting from advisor class share transactions	(3,708,958)	$(3,708,958)	(34,643,351)	$(34,643,434)
PRIME MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	5,516,709,856	$5,516,709,856	9,400,371,492	$9,400,371,492
Shares issued to shareholders in payment of distributions declared	471,591	471,591	1,347,527	1,347,527
Shares redeemed	(5,106,849,744)	(5,106,849,744)	(10,348,660,913)	(10,348,660,913)

Net change resulting from institutional class share transactions	410,331,703	$410,331,703	(946,941,894)	$(946,941,894)

Net change resulting from fund shares transactions	500,137,223	$500,137,223	(1,809,233,990)	$(1,809,234,073)

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(2)	Reflects operations for the period from October 1, 2009 (commencement of operations) to August 31, 2010.
(3)	Reflects operations for the period from December 28, 2010 (commencement of operations) to February 28, 2011.

Marshall Funds

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below.

	Fund’s ADNA
Fund	on the first $500 million		on the next $200 million		on the next $100 million		in excess of $800 million
Large-Cap Value Fund	0.75%		0.74%		0.70%		0.65%
Large-Cap Growth Fund	0.75		0.74		0.70		0.65
Large-Cap Focus Fund	0.50		0.49		0.45		0.40
Mid-Cap Value Fund	0.75		0.74		0.70		0.65
Mid-Cap Growth Fund	0.75		0.74		0.70		0.65
Small-Cap Growth Fund	1.00		1.00		1.00		1.00
International Stock Fund	1.00		0.99		0.95		0.90
Emerging Markets Equity Fund	1.00		0.99		0.95		0.90
Ultra Short Tax-Free Fund	0.20		0.19		0.10		0.10
Short-Term Income Fund	0.20		0.19		0.10		0.10
Short-Intermediate Bond Fund	0.40		0.39		0.30		0.25
Intermediate Tax-Free Fund	0.30	(1)	0.29	(1)	0.20	(1)	0.15	(1)
Government Income Fund	0.40		0.39		0.30		0.25
Corporate Income Fund	0.25		0.24		0.15		0.10
Aggregate Bond Fund	0.40		0.39		0.30		0.25
Core Plus Bond Fund	0.25		0.24		0.15		0.10

(1)	Effective December 28, 2010. Prior to December 28, 2010, the annual rates were 0.60, 0.59, 0.50 and 0.45, respectively.

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The International Stock Fund’s sub-advisers are Trilogy Global Advisors, LLC and Acadian Asset Management, LLC. The Emerging Markets Equity Fund’s sub-adviser is Trilogy Global Advisors, LLC. The Corporate Income Fund and Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Notes to Financial Statements (continued)

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to the date of the Funds’ next updated prospectus unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

	Annualized Contractual Expense Limitation
Fund	Investor Class	Advisor Class		Institutional Class
Large-Cap Value Fund	1.24%	1.24	%(1)	0.99%
Large-Cap Growth Fund	1.24	1.24	(1)	0.99
Large-Cap Focus Fund	0.90	—		0.65
Mid-Cap Value Fund	1.24	1.24	(1)	0.99
Mid-Cap Growth Fund	1.24	1.24	(1)	0.99
Small-Cap Growth Fund	1.44	1.44	(1)	1.19
International Stock Fund	1.45	1.45	(1)	1.20
Emerging Markets Equity Fund	1.50	1.50	(1)	1.25
Ultra Short Tax-Free Fund	0.55	—		0.30
Short-Term Income Fund	0.60	0.60	(1)	0.35
Short-Intermediate Bond Fund	0.80	0.80	(1)	0.55
Intermediate Tax-Free Fund	0.55	—		0.50	(2)
Government Income Fund	0.80	0.80	(1)	0.55
Corporate Income Fund	0.80	0.80	(1)	0.55
Aggregate Bond Fund	0.80	0.80	(1)	0.55
Core Plus Bond Fund	0.80	—		0.55
Government Money Market Fund	0.45	—		0.20
Tax-Free Money Market Fund	0.45	—		0.20
Prime Money Market Fund	0.45	0.75		0.20

(1)	Effective through November 30, 2010 (termination of Advisor class of shares).
(2)	Commenced operations on December 28, 2010.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Investor Services (“MIS”), a division of M&I Trust Company, NA (“M&I Trust”), each Fund pays MIS at the annual rate of 0.25% of average daily net assets of the Fund’s Investor and Advisor Class shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund’s average daily net assets with respect to the Equity Funds and Fixed Income Funds and the aggregate average daily net assets of all the Money Market Funds as listed below.

Equity & Fixed Income Funds		Money Market Funds
Annual Rate	ADNA	Annual Rate	ADNA
0.0925%	on the first $250 million	0.0400%	on the first $2 billion
0.0850	on the next $250 million	0.0300	on the next $2 billion
0.0800	on the next $200 million	0.0250	on the next $2 billion
0.0400	on the next $100 million	0.0200	on the next $2 billion
0.0200	on the next $200 million	0.0100	in excess of $8 billion
0.0100	in excess of $1.0 billion

Custodian Fees—M&I Trust is the Funds’ custodian, except for the International Stock Fund and Emerging Markets Equity Fund for which State Street Bank and Trust Company maintains custody. M&I Trust receives fees based on the level of each Fund’s average daily net assets consisting of two basis points on the first $250,000,000 and one basis point thereafter for the period.

Distribution Services Fee—The Prime Money Market Fund is subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.30% of the average daily net assets of the Fund’s Advisor Class shares.

Marshall Funds

Securities Lending—The Funds pay a portion of net revenue from securities lending to M&I Trust for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these expenses. The following amounts were paid for the period ended February 28, 2011:

Fund	Fees Paid
Large-Cap Value Fund	$7,554
Large-Cap Growth Fund	10,505
Large-Cap Focus Fund	1,297
Mid-Cap Value Fund	20,129
Mid-Cap Growth Fund	57,139
Small-Cap Growth Fund	210,071
International Stock Fund	2,650

Fund	Fees Paid
Short-Term Income Fund	$4,509
Short-Intermediate Bond Fund	18,526
Government Income Fund	21,386
Corporate Income Fund	4,571
Aggregate Bond Fund	28,974
Core Plus Bond Fund	4,055

Investments in Affiliated Entities—An affiliated entity is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Marshall Fund. Entities which are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Transactions during the period with entities which are affiliates as of February 28, 2011 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Ultra Short Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.408%	$8,142,745	$194,265,099	$185,960,655	$41,055	$16,447,189
Intermediate Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I, 0.408%	28,468,389	139,019,232	132,561,077	54,471	34,926,544
Corporate Income Fund Marshall Prime Money Market Fund, Class I, 0.230%	1,964,977	24,754,206	25,209,884	2,639	1,509,299
Core Plus Bond Fund Marshall Prime Money Market Fund, Class I, 0.230%	3,662,916	26,057,369	26,692,671	3,730	3,027,614

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. The Ultra Short Tax-Free Fund, Intermediate Tax-Free Fund and Corporate Income Fund utilized this program as borrower, and the Prime Money Market Fund as lender for the period ended February 28, 2011. No interfund borrowing or lending balances existed as of February 28, 2011. For the period ended February 28, 2011, the average daily lending balances were $3,232, $607 and $1,790, and the weighted average interest rates were 0.824%, 0.814%, and 0.801%, respectively.

Investment Transactions—The Funds, on occasion, may purchase or sell a security with another Fund or client of the Adviser pursuant to procedures approved by the Directors.

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

6.	Line of Credit

The Corporation, on behalf of the respective Funds, entered into a $15,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.250% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (LIBOR). The LOC includes a commitment fee of 0.125% per annum on the daily unused portion. The Emerging Markets Equity Fund utilized the LOC during the period ended February 28, 2011. No borrowings were outstanding under the LOC at February 28, 2011. For the period ended February 28, 2011, the average daily loan balance outstanding was $28,479 and the weighted average interest rate was 1.495%.

Notes to Financial Statements (continued)

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations and in-kind contributions, for the period ended February 28, 2011 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Value Fund	$62,835,194	$91,912,224	$—	$—
Large-Cap Growth Fund	108,693,760	103,818,559	—	—
Large-Cap Focus Fund	61,112,275	12,494,814	—	—
Mid-Cap Value Fund	53,522,663	63,565,206	—	—
Mid-Cap Growth Fund	116,969,752	111,966,319	—	—
Small-Cap Growth Fund	349,893,348	277,419,453	—	—
International Stock Fund	24,914,685	24,234,859	—	—
Emerging Markets Equity Fund	12,118,349	12,278,043	—	—
Ultra Short Tax-Free Fund	217,055,645	208,239,599	—	—
Short-Term Income Fund	19,392,423	53,996,980	39,305,087	22,206,029
Short-Intermediate Bond Fund	31,801,411	37,298,293	276,968,596	281,811,556
Intermediate Tax-Free Fund	145,001,889	130,054,301	—	—
Government Income Fund	23,477,158	42,384,566	1,352,368,542	1,368,418,192
Corporate Income Fund	20,308,443	16,480,604	—	—
Aggregate Bond Fund	114,137,693	82,849,210	956,807,405	882,113,185
Core Plus Bond Fund	17,503,584	11,678,598	8,137,940	6,006,676

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the net asset value of the Funds.

The Funds complied with the Financial Accounting Standards Board (“FASB”) Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds, have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2011. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Marshall Funds

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$159,204,507		$44,947,090	$(1,039,127)	$43,907,963
Large-Cap Growth Fund	203,133,608		42,625,722	(2,050,984)	40,574,738
Large-Cap Focus Fund	65,400,433		8,768,964	(513,340)	8,255,624
Mid-Cap Value Fund	293,192,498		68,343,132	(4,599,068)	63,744,064
Mid-Cap Growth Fund	305,436,901		86,717,595	(2,292,254)	84,425,341
Small-Cap Growth Fund	653,964,806		145,092,121	(8,513,452)	136,578,669
International Stock Fund	71,853,181		15,032,996	(818,363)	14,214,633
Emerging Markets Equity Fund	50,199,252		20,553,075	(1,806,186)	18,746,889
Ultra Short Tax Free Fund	317,015,884		408,982	(419,394)	(10,412)
Short-Term Income Fund	132,466,599		1,975,772	(1,972,689)	3,083
Short-Intermediate Bond Fund	246,789,904		57,984	(1,848,406)	(1,790,422)
Intermediate Tax-Free Fund	421,539,112		6,571,969	(5,366,551)	1,205,418
Government Income Fund	472,192,964		7,921,915	(2,089,357)	5,832,558
Corporate Income Fund	83,929,678		4,590,549	(104,370)	4,486,179
Aggregate Bond Fund	574,078,771		6,870,949	(1,787,873)	5,083,076
Core Plus Bond Fund	91,200,051		5,812,840	(313,591)	5,499,249
Government Money Market Fund	521,680,340	*	—	—	—
Tax-Free Money Market Fund	924,539,773	*	—	—	—
Prime Money Market Fund	4,052,221,885	*	—	—	—
*	at amortized cost

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2010 and 2009 was as follows:

	2010			2009
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Large-Cap Value Fund	$2,568,413	$—	$—	$3,678,263	$—	$60,151
Large-Cap Growth Fund	549,573	—	—	248,574	—	—
Mid-Cap Value Fund	1,722,756	—	—	779,299	—	12,831,089
Mid-Cap Growth Fund	172,984	—	—	—	—	8,402,663
Small-Cap Growth Fund	—	—	—	—	—	—
International Stock Fund	2,522,217	—	—	7,147,757	—	4,972,002
Emerging Markets Equity Fund	2,365,348	—	—	—	—	—
Ultra Short Tax Free Fund	—	—	—	—	—	—
Short-Term Income Fund	3,388,668	—	—	3,772,571	—	—
Short-Intermediate Bond Fund	3,870,074	—	—	11,570,431	—	—
Intermediate Tax-Free Fund	172,214	9,351,586	91,379	604,835	4,338,412	475,296
Government Income Fund	12,899,501	—	—	40,335,538	—	—
Corporate Income Fund	1,957,183	—	—	542,235	—	—
Aggregate Bond Fund	7,511,491	—	—	19,515,996	—	955,124
Core Plus Bond	2,817,338	—	—	1,086,482	—	—
Government Money Market Fund	357,365	—	—	6,654,537	—	—
Tax-Free Money Market Fund	226,651	4,064,458	3,774	116,421	13,936,462	3,421
Prime Money Market Fund	6,812,325	—	—	65,697,817	—	—
(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

Notes to Financial Statements (continued)

As of August 31, 2010, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
Large-Cap Value Fund	$290,806	$—	$—	$(43,462,730)	$7,895,773
Large-Cap Growth Fund	137,828	—	—	(27,271,487)	(989,299)
Mid-Cap Value Fund	805,501	—	—	(22,111,745)	7,356,049
Mid-Cap Growth Fund	—	—	—	(38,772,215)	24,210,145
Small-Cap Growth Fund	—	—	—	(27,357,746)	12,733,207
International Stock Fund	1,708,492	—	—	(127,853,907)	1,524,257
Emerging Markets Equity Fund	2,277,352	—	1,041,740	—	14,147,577
Ultra Short Tax Free Fund	—	—	—	(12,025)	1,095,449
Short-Term Income Fund	107,056	—	—	(5,216,030)	(550,757)
Short-Intermediate Bond Fund	170,293	—	—	(33,831,734)	(1,954,264)
Intermediate Tax-Free Fund	684,591	208	272,848	—	19,085,358
Government Income Fund	8,721,396	—	—	(1,239,097)	11,256,870
Corporate Income Fund	713,851	—	560,009	—	4,930,600
Aggregate Bond Fund	9,262,066	—	—	—	9,466,795
Core Plus Bond Fund	523,503	—	828,873	—	6,155,127
Government Money Market Fund	—	—	—	—	—
Tax-Free Money Market Fund	53	—	—	—	—
Prime Money Market Fund	40,697	—	—	(315,301)	—

At August 31, 2010, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In
Fund	2011	2012	2013	2014	2015	2016	2017	2018	Total
Large-Cap Value Fund	$—	$—	$—	$—	$—	$—	$13,304,836	$29,846,502	$43,151,338
Large-Cap Growth Fund	—	—	—	—	—	—	20,131,837	7,139,650	27,271,487
Mid-Cap Value Fund	—	—	—	—	—	—	7,825,008	14,286,737	22,111,745
Mid-Cap Growth Fund	—	—	—	—	—	—	32,970,125	5,802,090	38,772,215
Small-Cap Growth Fund	—	—	—	—	—	—	27,357,746	—	27,357,746
International Stock Fund	—	—	—	—	—	—	65,845,358	61,121,347	126,966,705
Short-Term Income Fund	322,004	1,989,874	797,744	906,238	983,288	216,882	—	—	5,216,030
Short-Intermediate Bond Fund	1,234,191	—	—	5,042,619	4,819,127	—	—	20,798,157	31,894,094
Prime Money Market Fund	315,301	—	—	—	—	—	—	—	315,301

During the fiscal year ended August 31, 2010, the Small-Cap Growth, Short-Term Income, and Prime Money Market Funds, respectively, utilized $35,668,440, $558,002 and $7,139 of capital loss carryforwards.

The Short-Term Income Fund had losses expiring during the fiscal year ended August 31, 2010, in the amount of $386,180.

As of August 31, 2010, the Large-Cap Value, International Stock, Ultra Short Tax-Free, Short-Intermediate Bond and Government Income Funds had $311,392, $887,202, $12,025, $1,937,640 and $1,239,097, respectively, of post-October losses, which are deferred until fiscal year 2011 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9.	Acquisition

The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (“M&I Corp.”). On December 17, 2010, BMO Financial Group (“BMO”) and M&I Corp. announced that they have entered into a definitive agreement under which BMO will acquire all outstanding shares of common stock of M&I Corp. in a stock-for-stock transaction. The transaction is expected to close prior to July 31, 2011, subject to customary closing conditions, including regulatory approvals and approval from shareholders of M&I Corp.

10.	Subsequent Events

On February 1, 2011, the Board of Directors approved the registration of the Marshall Small-Cap Value Fund which commenced operations on March 1, 2011. The Fund seeks to provide capital appreciation and offers both Investor and Institutional classes.

Shareholder Report Disclosure of Directors’ Approval of Contracts

Approval	of Advisory Contract for Large-Cap Focus Fund

On August 4, 2010, the Board of Directors (the “Board”) of Marshall Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered the approval of the Advisory Contract between the Corporation and M&I Investment Management Corp. (the “Adviser”) on behalf of Marshall Large-Cap Focus Fund (the “New Fund”).

The Independent Directors met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser regarding the Advisory Contract for the New Fund. The Independent Directors considered, among other factors, the Adviser’s long-term relationship with the Corporation and the services the Adviser provides for other funds of the Corporation. The Independent Directors noted that in evaluating the Advisory Contract, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to the Corporation’s other funds. Based on their review, the Independent Directors concluded that it was in the best interests of the New Fund to approve the Advisory Contract, and accordingly, recommended that the Board approve the Advisory Contract. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the New Fund, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the New Fund. The Board also considered the services Marshall & Ilsley Trust Company N.A. (the “Administrator”), would provide for the New Fund. The Board noted that at this meeting, it also reviewed the advisory functions performed by the Adviser, as well as other services performed by the Adviser and the Administrator for the Corporation’s other funds. The Board considered the Adviser’s experience in managing new funds.

As the New Fund is a newly created series, the Board did not review performance information for the New Fund since no track record was available. However, the Board reviewed the historical performance of the Adviser’s large-cap focus composite portfolio, as compared to the relevant benchmark index. The Board noted that as of December 31, 2009, the composite outperformed the relevant benchmark index over the last one-year, three-year and since inception (April 1, 2005) periods, and that as of June 30, 2010, the composite had underperformed the relevant benchmark index year-to-date.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Fund by the Adviser are expected to be satisfactory.

Costs of Services Provided and Profits Realized by the Adviser

The Board reviewed information comparing the New Fund’s management fee and net expense ratio to the management fee and net expense ratio of a peer group of funds provided by the Adviser using data obtained from Strategic Insight for open-end, actively managed funds in the Large Blend Morningstar category. The Board considered that the Adviser has agreed to contractual expense limitations for the New Fund through December 31, 2011 (the “Expense Limitation”), and that the net expense ratio for the New Fund takes into account the effect of the Expense Limitation. In reviewing the information, the Board noted that the New Fund’s management fee and net expense ratio were both below the median management fee and net expense ratio of the peer group.

The Board also noted that because the New Fund was newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided, the Board concluded that the New Fund’s management fee was reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the New Fund’s fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered the New Fund’s net expense ratio giving effect to the Expense Limitation and concluded that the New Fund’s Expense Limitation was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Shareholder Report Disclosure of Directors’ Approval of Contracts (continued)

Other Benefits to the Adviser

The Board also considered benefits that accrue to the Adviser and its affiliates from their contractual relationships with the New Fund including administration and custody fees and revenues from securities lending. The Board concluded that, taking into account these benefits, the New Fund’s management fee was reasonable.

Conclusion

After full consideration of the above factors as well as other factors that were instructive in evaluating the Advisory Contract, the Board concluded that the terms of the Advisory Contract are fair and reasonable and that approval of the Advisory Contract is in the best interests of the New Fund.

Advisory Contract Breakpoints

On February 22, 2011, the Board, including the Independent Directors, considered an amendment to the Advisory Contract between the Corporation, on behalf of the New Fund, and the Adviser in connection with the Adviser’s proposal to add breakpoints to the New Fund’s management fee.

The Independent Directors met in executive session to review and consider the information provided by the Adviser regarding the proposed breakpoints to the New Fund’s management fee. Based on their review, the Independent Directors concluded that it was in the best interests of the New Fund to approve the amendment to the Advisory Contract, and accordingly, recommended that the Board approve the amendment to the Advisory Contract. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

The Board considered that the Adviser’s obligations under the Advisory Contract would remain the same in all respects. The Board also considered that the proposed fee schedule would be below both the median and the average management fee of the New Fund’s peer group.

Based on all of the information considered and the conclusions reached, the Board determined that it was in the best interests of the New Fund to approve the amendment to the Advisory Contract.

Approvalof Amendment to Advisory Contract for Intermediate Tax-Free Fund and Sub-Advisory Contracts for International Stock and Emerging Markets Equity Funds

On November 3, 2010, the Board, including the Independent Directors, considered the approval of: (i) an amendment to the Advisory Contract between the Corporation and the Adviser on behalf of Intermediate Tax-Free Fund (the “Intermediate Tax-Free Fund”); and (ii) new Sub-advisory Agreements between the Adviser and Trilogy Global Advisors, LP (“Trilogy”) with respect to International Stock Fund and Emerging Markets Equity Fund (the “International Funds”).

The Board noted that the amendment to the Advisory Contract was considered in connection with the Adviser’s proposal to reduce the Intermediate Tax-Free Fund’s management fee, and that the new Sub-advisory Agreements were considered in connection with a pending change of control of Trilogy, which would result from a transaction whereby Affiliated Managers Group, Inc. would acquire a majority interest in Trilogy (the “Transaction”).

Intermediate Tax-Free Fund

The Independent Directors met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser regarding the proposed management fee reduction for the Intermediate Tax-Free Fund. Based on their review, the Independent Directors concluded that it was in the best interests of the Intermediate Tax-Free Fund to approve the amendment to the Advisory Contract, and accordingly, recommended that the Board approve the amendment to the Advisory Contract. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

The Board considered the Adviser’s representation that the reduction of the Intermediate Tax-Free Fund’s management fee would not reduce the quality or quantity of the services provided by the Adviser to the Fund and that the Adviser’s obligations under the Advisory Contract would remain the same in all respects.

The Board considered that it had last approved the Advisory Contract for the Intermediate Tax-Free Fund during the annual contract renewal process that concluded at the Board’s August 2010 meeting. The Board noted that during the annual contract renewal process, it had considered the nature, quality and extent of services provided by the Adviser under the Advisory Contract and had concluded, based on the information provided, that the terms of the Advisory Contract were fair and

Shareholder Report Disclosure of Directors’ Approval of Contracts (continued)

reasonable and that the continuation of the Advisory Contract was in the best interests of the Intermediate Tax-Free Fund. The Board concluded, based on all of these considerations, along with the conclusions the Board reached with respect to the last approval of the Advisory Contract, that it need not reconsider all of the other factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based on all of the information considered and the conclusions reached, the Board determined that it was in the best interests of the Intermediate Tax-Free Fund to approve the amendment to the Advisory Contract.

International Funds

The Independent Directors met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser and Trilogy regarding the International Funds and the Transaction. Based on their review, the Independent Directors concluded that it was in the best interests of each of the International Funds to approve new Sub-advisory Agreements with Trilogy, and accordingly, recommended that the Board approve the new Sub-advisory Agreements. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

The Board considered that the closing of the Transaction would result in a change of control of Trilogy, which, under the Investment Company Act of 1940, would cause a termination of the existing Sub-advisory Agreements. In anticipation of the closing of the Transaction and resulting termination of the Sub-advisory Agreements, the Board determined that new Sub-advisory Agreements with Trilogy would be in the best interests of each of the International Funds.

In determining whether to approve the new Sub-advisory Agreements on behalf of each of the International Funds, the Board considered information regarding the International Funds, the Transaction and representations from Trilogy that the Transaction is not expected to result in any changes to Trilogy’s management, the portfolio managers for the International Funds or otherwise affect the nature, extent and quality of services to be provided by Trilogy. The Board considered that the terms of the Sub-advisory Agreements, including the fees payable to Trilogy, would not change. The Board also considered the profitability information provided by the Adviser. The Board noted that it had last approved the Sub-advisory Agreements for each of the International Funds during the annual contract renewal process that concluded at the Board’s August 2010 meeting. The Board noted that during the annual contract renewal process, it had considered the nature, quality and extent of services provided by Trilogy under the Sub-advisory Agreements and had concluded, based on the information provided, that the terms of the Sub-advisory Agreements were fair and reasonable and that the continuation of the Sub-advisory Agreements was in the best interests of each of the International Funds. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the last approval of the Sub-advisory Agreements, that it need not reconsider all of the other factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based on all of the information considered and the conclusions reached, the Board determined that it was in the best interests of each of the International Funds to approve the new Sub-advisory Agreements.

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.marshallfunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Marshall Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1377

Marshall Investor Services

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

1-800-236-FUND (3863)

414-287-8555

http://www.marshallfunds.com

M&I Distributors, LLC, Distributor

M&I Investment Management Corp., Investment Adviser

©2011 Marshall Funds, Inc.

Not FDIC Insured	No Bank Guarantee	May Lose Value

10-328-065 (10/10)

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to semi-annual reports.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
April 20, 2011

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 20, 2011